'33 Act File No. 333-52617
'40 Act File No. 811-8301

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☐
Pre-effective Amendment No.	☐
Post-effective Amendment No. 19	☑

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 133	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor’s Principal Executive Offices)  (Zip Code)

Depositor’s Telephone Number, including Area Code:  (614) 249-7111

Thomas E. Barnes, SVP and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2008

It is proposed that this filing will become effective (check appropriate box)

☐                 Immediately upon filing pursuant to paragraph (b)
☑                 On May 1, 2008 pursuant to paragraph (b)
☐                 60 days after filing pursuant to paragraph (a)(1)
☐                 On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® Last Survivorship II

The Best of America® ChoiceLife Survivorship

Last Survivor Flexible Premium Variable Universal Life Insurance Policies

Issued By

Nationwide Life Insurance Company
Through

Nationwide VLI Separate Account-4

The Date Of This Prospectus Is May 1, 2008

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase the variable life insurance policy it describes.  Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of the policy versus those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser.  If you have policy specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522

You should read your policy along with this prospectus.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The policy is NOT: FDIC Insured; a bank deposit; available in every state; or Insured or endorsed by a bank or any federal government agency.
The policy MAY decrease in value to the point of being valueless.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

The purpose of the policy is to provide life insurance protection for the beneficiary you name.  If your primary need is not life insurance protection, then purchasing the policy may not be in your best interests.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying the policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including the policy this prospectus describes.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

1

Table of Contents
Page
In Summary: Policy Benefits	4
In Summary: Policy Risks	5
In Summary: Variable Universal Life Insurance and the Policy	6
In Summary: Fee Tables	8
Policy Investment Options	11
The Fixed Investment Option
Variable Investment Options
Allocation of Net Premium and Cash Value
When Sub-Account Accumulation Units are Valued
How Sub-Account Investment Experience is Determined
Cash Value
Transfers Among and Between Policy Investment Options	17
Sub-Account Portfolio Transfers
Fixed Account Transfers
Modes to Make a Transfer
The Policy	19
Policy Owner
The Beneficiaries
To Purchase
Coverage
Supplemental Coverage
Coverage Effective Dates
Temporary Insurance Coverage
To Cancel (Examination Right)
To Change Coverage
Conversion Right
To Terminate or Surrender
To Assign
Proceeds Upon Maturity
Reminders, Reports and Illustrations
Errors or Misstatements
Incontestability
If We Modify the Policy
Riders	23
Estate Protection Rider
Policy Split Option Rider
Premium	24
Initial Premium
Subsequent Premiums
Charges	25
Sales Load (Charge)
Premium Taxes
Surrender Charge
Partial Surrender Fee
Short-Term Trading Fees
Cost of Insurance Charge
Mortality and Expense Risk Charge
Administrative Charge (Per Policy)
Administrative (Per Specified Amount)
Policy Loan Interest
Estate Protection Rider Charge
Policy Split Option Rider Charge
A Note on Charges Information on Underlying Mutual Fund Payments

2

Table of Contents (continued)
Page
The Death Benefit	30
Calculation of the Death Benefit Proceeds
Death Benefit Options
The Minimum Required Death Benefit
Changes in the Death Benefit Option
Suicide
Surrenders	31
Full Surrender
Partial Surrender
Reduction of Specified Amount on a Partial Surrender
The Payout Options	32
Interest Income
Income for a Fixed Period
Life Income With Payments Guaranteed
Fixed Income For Varying Periods
Joint and Survivor Life
Alternate Life Income
Policy Owner Services	33
Dollar Cost Averaging
Asset Rebalancing
Policy Loans	34
Loan Amount And Interest
Collateral And Interest
Repayment
Net Effect of Policy Loans
Lapse	35
Guaranteed Policy Continuation Provision
Grace Period
Reinstatement
Taxes	36
Types of Taxes of Which to be Aware
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals, and Loans
Surrender of the Policy
Withholding
Exchanging the Policy for Another Life Insurance Policy
Special Note Regarding the Policy Split Option Rider
Taxation of Death Benefits
Terminal Illness
Taxes and the Value of Your Policy
Non-Resident Aliens and Other Persons who Are Not Citizens of the United States
Tax Changes
Nationwide Life Insurance Company	41
Nationwide VLI Separate Account 4	41
Organization, Registration and Operation
Addition, Deletion or Substitution of Mutual Funds
Voting Rights
Legal Proceedings	43
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	47
Appendix A: Sub-Account Information	48
Appendix B: Definitions	64

3

In Summary: Policy Benefits

Appendix B defines certain words and phrases we use in this prospectus.

Death Benefit

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when both Insureds die.

Your Choice of Death Benefit Options

✓	Option One is the greater of the Specified Amount or the minimum required Death Benefit under federal tax law.

✓	Option Two is the greater of the Specified Amount plus the Cash Value or the minimum required Death Benefit under federal tax law.

For more information, see "The Death Benefit" section of this prospectus.

Your or Your Beneficiary's Choice of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time.  For more information, see "The Payout Options" section of this prospectus.

Coverage Flexibility

Subject to conditions, you may choose to:

✓	Change the Death Benefit option;

✓	Increase or decrease the Specified Amount;

✓	Change your beneficiaries; and

✓	Change who owns the policy.

For more information, seethe "Changes in the Death Benefit Option" "To Change Coverage" "The Beneficiaries" and "To Assign" sections of the prospectus.

Continuation of Coverage is Guaranteed

Your policy will remain In Force so long as you pay the Policy Continuation Premium Amount.  For more information, see the "Guaranteed Policy Continuation Provision" section of this prospectus.

Access to Cash Value

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy.  You may:

✓
Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios and 100% of the fixed account, less any surrender charges.  The minimum amount is $1,000.  For more information, see the "Policy Loans" section of this prospectus.

✓	Take a partial surrender of no less than $500. For more information, see the "Partial Surrender" section of this prospectus.

✓
Surrender the policy at any time while either Insured is alive.  The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans and surrender charges.  You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit.  For more information, see the "Full Surrender" and "The Payout Options" sections of this prospectus.

Premium Flexibility

While we would like you to select a Premium payment plan, you will not be required to make your Premium payments accordingly.  Within limits, you may vary the frequency and amount, and you might even be able to skip making a Premium payment.  For more information, see the "Premium" section of this prospectus.

Investment Options

You may choose to allocate your Premiums after charges to a fixed or variable investment options in any proportion.

✓	The fixed investment option will earn interest daily at the annual effective rate stated on the Policy Data Page.

4

✓
The variable investment options constitute the available mutual funds, and we have divided Nationwide VLI Separate Account-4 into an equal number of Sub-Account portfolios, identified in Appendix A to account for your allocations.  Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

For more information, see the "Policy Investment Options" and the "Appendix A: Sub-Account Information" sections of this prospectus.

Transfers Between and Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Account portfolios of the variable investment option within limits.  We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  For more information, see the "Sub-Account Portfolio Transfers" section of this prospectus.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.  For more information, see the "Dollar Cost Averaging" section of this prospectus.

Taxes

Unless you make a withdrawal, generally you will not be taxed on any earnings.  This is known as tax deferral.  For more information, see "The Minimum Required Death Benefit" section of this prospectus.  Also, your beneficiary generally will not have to include the Proceeds as taxable income.  For more information, see the "Taxes" section of this prospectus.  Unlike other variable insurance products offered by Nationwide, these Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the death of the Insured.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.  For more information, see the "To Assign" section of this prospectus.

Examination Right

For a limited time, you may cancel the policy, and you will receive a refund.  For more information, see the "To Cancel (Examination Right)" section of this prospectus.

Riders

You may purchase any of the following Riders to suit your needs.  Availability will vary by state, and there may be an additional charge.

✓	Estate Protection Rider

✓	Policy Split Option Rider

For more information, see the "Riders" section of this prospectus.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial surrender charges will apply in the first several years from the Policy Date.

Unfavorable Investment Experience

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges.    Besides Premium payments, Investment Experience will impact the Cash Value, and poor Investment Experience, in conjunction with your flexibility to make changes to the policy and deviate from your chosen Premium payment plan, could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage, sooner than might have been foreseen, and, potentially, even terminate without value.

Effect of Partial Surrenders and Policy Loans on Investment Returns

Partial surrenders or policy loans may accelerate a Lapse because the amount of either or both will no longer be available to generate any investment return.  A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and the fixed account if there is not enough Cash Value in the Sub-Account portfolios.  As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan in a policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options.  Thus, the remainder of your

5

policy's Cash Value is all that would be available to generate enough of an investment return to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the policy loan or make another Premium payment.  There will always be a Grace Period, and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender or policy loan may decrease the policy’s Death Benefit depending on how the Death Benefit relates to the policy’s Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's Beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment on modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract.  For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income not a return of investment.  For more detailed information concerning the tax consequences of this policy please see the Taxes provision. For detailed information regarding tax treatment on modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision. Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Account Transfer Restrictions and Limitations

We will not honor a request to transfer Cash Value to or from the fixed account until after the first year.  Then, we will only honor a transfer request from the fixed account that is made within thirty days of the end of a calendar quarter, but not within twelve months of a previous request.  We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

Sub-Account Portfolio Limitations

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective.  This disruption to the Sub-Account may result in lower Investment Experience and Cash Value.  We have instituted procedures to minimize disruptive transfers including, but not limited to, transfer restrictions and short-term trading fees.  For more information, see the "Sub-Account Portfolio Transfers," "Modes to Make a Transfer," and "Short-Term Trading Fees" sections of this prospectus.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Sub-Account Portfolio Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund’s prospectus.  You should read the mutual fund’s prospectus carefully before investing.

In Summary: Variable Universal Life Insurance and the Policy

Variable Universal Life Insurance may be important to you in two ways.

✓	It will provide economic protection to a beneficiary.

✓	It may build Cash Value.

Why would you want to purchase this type of life insurance?  How will you allocate the Net Premium among the variable investment options and the fixed investment options?  Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance Policy In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

6

It is similar, but also different, to survivorship universal life insurance.

It is similar in that:

✓	You will pay Premiums for life insurance coverage on both Insureds.

✓	The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while either Insured is alive.

✓	The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different than survivorship universal life insurance is your opportunity to allocate Net Premiums to the Sub-Account portfolios you have chosen (and the fixed account).  Also, its Cash Value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

From the time we issue the policy through the Insureds' death, here is a basic overview.  Please read the remainder of this prospectus for the details.

✓	At issue, the policy will require a minimum initial Premium payment.

Among other considerations, this amount will be based on: the Insureds’ ages; the underwriting classes; any substandard ratings; the Specified Amount; the amount of any supplemental coverage; the Death Benefit option; and the choice of any Riders.

✓	At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

✓	You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among fixed and variable investment options.

✓	From the policy’s Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs.

✓	You may be able to vary the timing and amount of Premium payments.

So long as there is sufficient Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

✓	After the first year from the Policy Date, you may request to increase or decrease the policy’s Specified Amount.

This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy’s tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

✓	The policy will pay a Death Benefit to the beneficiary. You have a choice of one of two options.

As your insurance needs change, you may be able to change Death Benefit options rather than buying a new policy or terminating the policy.

✓
Prior to the Insureds’ deaths, you may withdraw all, or a portion of the policy’s Cash Surrender Value after the first year from the Policy Date.  You may also borrow against the Cash Surrender Value in the form of a policy loan.

Withdrawals and loans are subject to restrictions and may reduce the Death Benefit and increase the likelihood of the policy Lapsing.  There also could be adverse tax consequences.

7

In Summary: Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer Cash Value between investmentoptions.

For more information, see the "Charges" section of this prospectus.

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load Charge (1)	Upon making a Premium payment	Maximum Guaranteed	Currently
		$50	$30
		Per $1,000 of premium payment
Premium Taxes Charge(1)	Upon making a premium payment	$35 Per $1,000 Of Premium Payment
Surrender Charge (2), (3), (4) Representative - Male and Female, both age 55 and non-tobacco preferred with a Specified Amount of $1,000,000 and Death Benefit Option One	Upon full surrender or policy Lapse	Maximum (5)	Minimum (6)
		$78,769	$4,691
		Representative (7)
		$11,301
		Proportionately from the policy’s Cash Value
Illustration Charge (8)	Upon requesting an illustration	Maximum Guaranteed	Currently
		$25	$0
Partial Surrender Fee (9)	Upon a partial surrender	Maximum Guaranteed(10)	Currently
		$25	$0
		From the policy's available Cash Value (11)
Short-Term Trading Fee(12)	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	1% of the amount transferred from the Sub-Account within 60 days of allocation to that Sub-Account

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Sub-Account portfolio operating expenses.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance (13), (14) Representative - for male and female, both age 55 and non-tobacco preferred with a Specified Amount of $1,000,000 and Death Benefit Option One	Monthly	Minimum	Maximum	Representative (15)
		$0.00007	$83.33	$0.00355
		Per $1,000 of Net Amount At Risk - proportionately from your chosen variable and fixed investment options

8

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses (Continued)
Mortality and Expense Risk	Monthly	$0.46 Per $1,000 of variable Cash Value (16)
		Proportionately from your chosen variable investment options
Administrative (Per Policy)	Monthly	Maximum Guaranteed	Currently (17)
		$10	$10
		Proportionately from your chosen variable and fixed investment options
Administrative (Per Specified Amount) (18)	Monthly	Maximum Guaranteed	Currently
		$0.04	$0.04
		Per $1,000 of Specified Amount
Policy Loan Interest (19)	Annually	Maximum Guaranteed	Currently
		$60	$60
		Per $1,000 on outstanding policy loan

transfer an equal amount of Cash Value to the loan account, on which interest accrues and is credited daily.  Meanwhile, the minimum guaranteed interest crediting rate is 5.1% per annum.  On this basis, the effect is a net cost of no more than 0.90% per annum.  For more information, see the "Policy Loans" section of this prospectus.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses For Riders
Optional Charge(20)	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Estate Protection Rider (21)	Monthly	Minimum	Maximum	Representative
		$0.00007	$83.33	$0.004
		Per $1,000 of additional Death Benefit protection - proportionately from your chosen variable and fixed investment options
Policy Split Option Rider (22)	Monthly	Minimum	Maximum	Representative
		$0.01	$0.03	$0.02
		Per $1,000 of Specified Amount - proportionately from your chosen variable and fixed investment options

9

The next item shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Sub-Account portfolio’s fees and expenses is contained in the prospectus for the mutual fund that corresponds to the Sub-Account portfolio.  Please contact us at the telephone numbers or address on the cover page of this prospectus for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	2.46%	0.27%

(1)
We deduct one charge composed of the sales load and Premium taxes.  On the Policy Data Page, we call the combined charge a Premium Load.  However, from the eleventh year from the Policy Date, there is no sales load charge on a current basis, and $15 per $1,000 on a guaranteed basis.

(2)
This charge is comprised of two components.  There is an underwriting component, which is based on the Insureds' ages when the policy was issued.  There is also a sales expense component, which is based on and varies by the Insureds' sexes, ages (when the policy was issued) and underwriting classes.  The amount of the charge we would deduct begins to decrease each year after the second from the Policy Date.  For example, by the ninth year, the amount is 15% of the surrender charge, and, thereafter, there is no charge for a full surrender.  A surrender charge will apply if you surrender or Lapse the policy, or if you request to decrease the Specified Amount.  We will calculate a separate surrender charge based on the Specified Amount, and each increase in the Specified Amount, which, when added together, will amount to your surrender charge.  For more information, see the "Surrender Charges" section of this prospectus.

(3)	For purposes of this table, we assume a full surrender occurring in the first year from the Policy Date.

(4)	Ask for an illustration, or see the Policy Data Page for more information on your cost.

(5)
The amount is based on two male Insureds, both age 80 and use tobacco.  One Insured is rated Table F and the other Insured is rated Table Z (representing our greatest underwriting risk).  We assume a policy with a Specified Amount of $1,000,000 and Death Benefit Option One.  The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

(6)
The amount is based on two females, both of whom are age 18 and do not use tobacco.  We assume a policy with a Specified Amount of $1,000,000 and Death Benefit Option One.  The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

(7)	This amount may not be representative of your cost.

(8)	If we begin to charge for illustrations, you will be expected to pay the charge in cash directly to us at the time of your request. This charge will not be deducted from the policy's Cash Value.

(9)	You may request a partial surrender after the first year from the Policy Date.

(10)	The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender.

(11)	The Cash Value available for a partial surrender is subject to any outstanding policy loans.

(12)
Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to an underlying mutual fund that assess short-term trading fees.  For more information about transactions subject to short-term trading fees, see the "Short-Term Trading Fees" section of this prospectus.

(13)	This charge varies by: the Insureds' sexes, ages, underwriting classes, any substandard ratings, the year from the Policy Date and the Specified Amount.

(14)	Ask for an illustration, or see the Policy Data Page for more information on your cost.

(15)	This amount may not be representative of your cost.

(16)
During the first through tenth years from the Policy Date, this charge is: $0.46 per $1,000 on the first $25,000 of Cash Value in the variable investment options; $0.46 per $1,000 on $25,001 up to $99,999 of Cash Value in the variable investment options; and $0.46 per $1,000 on $100,000 and more of Cash Value in the variable investment options.  Thereafter, this charge is: $0.46 per $1,000 on the first $25,000 of Cash Value in the variable investment options; $0.29 per $1,000 on $25,001 up to $99,999 of Cash Value in the variable investment options; and $0.17 per $1,000 on $100,000 and more of Cash Value in the variable investment options.

10

(17)	During the first through tenth years from the Policy Date, the monthly current amount is $10; thereafter, the monthly current amount is $5.

(18)
During the first through tenth years from the Policy Date, the monthly current charge is $0.04 per $1,000 of Specified Amount, but will not be less than $20 nor more than $80 per month.  Thereafter, the monthly current charge is $0.02 per $1,000 of Specified Amount, but will not be less than $10 nor more than $40 per month.

(19)
We charge interest on the amount of an outstanding policy loan, at the rate of 6.0% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date.  You may take a policy loan after the first year from the Policy Date.  If left unpaid, we will add it to the loan amount.  As collateral or security for repayment, we

(20)
You may elect any or all of these Riders available under the policy.  The continuation of a Rider is contingent on the policy being In Force.  Rider charges are taken from the policy's Cash Value at the beginning of the month starting with the Policy Date and we will not pro rate the monthly fee should the Rider terminate before the beginning of the next month.  The amounts presented here may not be representative of your cost.  Ask for an illustration, or see the Policy Data Page, for more information on your cost.

(21)
This charge varies by the Insureds' sexes, ages, underwriting classes, any substandard ratings, the year from the Policy Date and the Specified Amount because we calculate it using the cost of insurance rate.

(22)	This charge varies by the Insureds' ages.

Sub-Accounts that may assess a short-term fee are listed in the "Variable Investment Options" section of this prospectus with an "†" symbol, and in the descriptions provided in the"Appendix A: Sub-Account Information".  For more information about transactions subject to short-term trading fees, see "Short-Term Trading Fees" section of this prospectus.

Policy Investment Options

You may choose to allocate all or a portion of your Net Premium to any Sub-Account.  When this actually happens depends on the right to examine law of the state in which you live.  You may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it immediately upon receipt.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy.  Others require that we return the Cash Value.  If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the available money market Sub-Account until the free-look period expires.  Once your examination right ends, we will transfer the variable account Cash Value to your Sub-Account allocations in effect at the time of the transfer.  If yours is a state that requires us to refund the Cash Value, we will allocate all of the initial Net Premium to the available money market Sub-Account.  On the next Valuation Period, we will allocate all of the Cash Value to the designated Sub-Accounts based on allocation instructions in effect at that time.  Any initial Net Premium designated to be allocated to fixed investment options will be so allocated immediately upon receipt.

The Fixed Investment Option

The Net Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account.  The general account contains all of our assets other than those in the separate accounts and funds the fixed investment option.  These assets are subject to our general liabilities from business operations.  We use the general account to support our insurance and annuity obligations.  Any amounts in excess of the separate account liabilities are deposited into our general account.  We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the guaranteed interest crediting rate stated on the Policy Data Page.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual rate may not exceed the guaranteed interest crediting rate.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your fixed investment option will be based on varying rates we set.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account.  However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

11

Interest rates are set at the beginning of each calendar quarter.  You may receive a different interest rate depending on the rates in effect when you purchase the policy.  The rate may also vary for Net Premiums versus a transfer of Units from a Sub-Account portfolio.  In honoring your request to transfer an amount out of the fixed account, we will do so on a last-in, first out basis (LIFO).  Interest we credit to the fixed investment option may not increase the Cash Surrender Value enough to cover the policy's charges.  If not, the policy may Lapse.  For more information, see the "Lapse" section of this prospectus.

Variable Investment Options

The variable investment options constitute the available mutual funds, and we have divided the separate account into an equal number of Sub-Account portfolios to account for your allocations.    Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC.  This registration does not involve the SEC's supervision of the management or investment practices or policies of these mutual funds.  The "Appendix A: Sub-Account Information" section identifies the available mutual funds by name, investment type and adviser.

Each Sub-Account portfolio’s assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios.  Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the Investment Experience of any other Sub-Account portfolio.

We may offer additional underlying mutual funds, or a different set of underlying mutual funds, through specific distribution arrangements.  Examples of these arrangements include, but are not limited to, distribution through broker-dealer firms or financial institutions.  These distribution arrangements may be exclusive or non-exclusive.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

The Sub-Accounts available through the policy are listed below.  For more information about the mutual funds, please refer to “Appendix A:  Sub-Account Information” and/or the applicable mutual fund’s prospectus.

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class A
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I*
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares

Fidelity Variable Insurance Products Fund
•	VIP Energy Portfolio: Service Class 2†
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Freedom 2010 Portfolio: Service Class (formerly, Fidelity VIP Freedom Fund 2010: Service Class)
•	VIP Freedom 2020 Portfolio: Service Class (formerly, Fidelity VIP Freedom Fund 2020: Service Class)
•	VIP Freedom 2030 Portfolio: Service Class (formerly, Fidelity VIP Freedom Fund 2030: Service Class)
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*
•	VIP Mid Cap Portfolio: Service Class
•	VIP Overseas Portfolio: Service Class R†

12

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 1
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*
MFS® Variable Insurance Trust
•	MFS Value Series: Initial Class
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Gartmore NVIT International Equity Fund: Class III†
•	Lehman Brothers NVIT Core Plus Bond Fund: Class I
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT Cardinal Aggressive Fund: Class I
•	NVIT Cardinal Balanced Fund: Class I
•	NVIT Cardinal Capital Appreciation Fund: Class I
•	NVIT Cardinal Conservative Fund: Class I
•	NVIT Cardinal Moderate Fund: Class I
•	NVIT Cardinal Moderately Aggressive Fund: Class I
•	NVIT Cardinal Moderately Conservative Fund: Class I
•	NVIT Core Bond Fund: Class I
•	NVIT Government Bond Fund: Class I (formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT Health Sciences Fund: Class III† (formerly, Nationwide NVIT Global Health Sciences Fund:
Class III)
•	NVIT International Index Fund: Class VI†
•	NVIT Investor Destinations Funds: Class II
•	NVIT Investor Destinations Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
•	NVIT Investor Destinations Moderately Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
•	NVIT Investor Destinations Moderate Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
•	NVIT Investor Destinations Moderately Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
•	NVIT Investor Destinations Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Mid Cap Growth Fund: Class I (formerly, Nationwide NVIT Mid Cap Growth Fund: Class I)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I (formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Multi-Manager International Growth Fund: Class III†
•	NVIT Multi-Manager International Value Fund: Class III† (formerly, NVIT International Value Fund:
Class III)
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class I (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I)
•	NVIT Multi-Manager Small Cap Value Fund: Class I (formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I)
•	NVIT Multi-Manager Small Company Fund: Class I (formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class I)
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class II
•	NVIT Technology and Communications Fund: Class III† (formerly, Nationwide NVIT Global Technology and Communications Fund: Class III)
•	NVIT U.S. Growth Leaders Fund: Class I (formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class I)
•	Van Kampen NVIT Comstock Value Fund: Class I*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
•	Van Kampen NVIT Real Estate Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†*
•	Oppenheimer Main Street Fund® /VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund® /VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I*

The following Sub-Accounts are only available in policies issued before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares

13

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Vista Fund: Class I
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Developing Markets Securities Fund:
Class 3†
Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	U.S. Real Estate Portfolio: Class I

The following Sub-Account is only available in policies issued before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following Sub-Accounts are only available in policies issued before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 1
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

The following Sub-Accounts are only available in policies issued before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following Sub-Accounts are only available in policies issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Initial Shares

Federated Insurance Series
•	Federated American Leaders Fund II: Primary Shares
•	Federated Capital Appreciation Fund II: Primary Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class I
•	NVIT Global Financial Services Fund: Class I (formerly, Nationwide NVIT Global Financial Services Fund: Class I)
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

The following Sub-Accounts are only available in policies issued before May 1, 2003:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.:
Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class R †
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT International Equity Fund: Class I (formerly, Gartmore NVIT International Growth Fund: Class I)
•	JPMorgan NVIT Balanced Fund: Class I
•	NVIT Growth Fund: Class I (formerly, Nationwide NVIT Growth Fund: Class I)
•	NVIT Nationwide Leaders Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

The following Sub-Accounts are only available in policies issued before May 1, 2002:

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class
Nationwide Variable Insurance Trust
•	Gartmore NVIT Worldwide Leaders Fund: Class I
Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I

14

The following Sub-Account is only available in policies issued before May 1, 2000:

Credit Suisse Trust
•	Large Cap Value Portfolio

The following Sub-Account is only available in policies issued before September 27, 1999:

Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio

The following Sub-Accounts are no longer available to receive transfers or new Premium payments effective May 1, 2007:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class*
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Non-Service Shares*

The following Sub-Accounts are no longer available to receive transfers or new Premium payments effective May 1, 2005:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 1
Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*
•	Gartmore NVIT Emerging Markets Fund: Class I
•	NVIT Health Sciences Fund: Class I (formerly, Nationwide NVIT Global Health Sciences Fund:
Class I)
•	NVIT Multi-Manager International Value Fund: Class I (formerly, NVIT International Value Fund: Class I)
•	NVIT Technology and Communications Fund: Class I (formerly, Nationwide NVIT Global Technology and Communications Fund: Class I)
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

†These underlying mutual funds assess a short-term
trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Allocation of Net Premium and Cash Value

We allocate your Net Premium payments to Sub-Accounts or the fixed account per your instructions.  You must allocate your Net Premium payments in whole percentages. The sum of allocations must equal 100%.

When Sub-Account Accumulation Units are Valued

We will price Sub-Account Accumulation Units on any day that the NYSE is open for business.  Any transaction that you submit on a day when the NYSE is closed will not be effective until the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Units on these recognized holidays:

•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

In addition, we will not price Sub-Account Accumulation Units if:

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

•	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist.

15

How Sub-Account Investment Experience is Determined

Though the number of Sub-Account Accumulation Units will not change as a result of Investment Experience, changes in the net investment factor, as described below, may cause the value of a Sub-Account Accumulation Unit to increase or decrease from Valuation Period to Valuation Period.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the change in Sub-Account values at the end of a Valuation Period.  The Sub-Account Accumulation Unit value for a Valuation Period is determined by multiplying the Sub-Account Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) where:

(a)	is the sum of:

•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b)	is the NAV per share of the mutual fund as of the end of the immediately preceding Valuation Period.

Cash Value

The policy has a Cash Value.  We do not guarantee the Cash Value of the policy.  Rather, it will be based on the Accumulation Unit values, and will vary with the Investment Experience of the Sub-Account portfolios to which you have allocated Net Premium, as well as the values of, and any daily crediting of interest to, the policy loan and fixed accounts.  It will also vary because we deduct the policy's periodic charges from the Cash Value.  As such, if the policy's Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We will determine the value of the assets in the separate account at the end of each Valuation Period.  We will determine the Cash Value at least monthly.  To determine the number of Sub-Account Accumulation Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Accumulation Unit value for the Sub-Account using the next Valuation Period following when we receive the Premium.

If you surrender part or all of the policy, we will deduct a number of Sub-Account Accumulation Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount.  Thus, your policy’s Cash Value will be reduced by the surrendered amount.  Similarly, when we assess charges or deductions, a number of Sub-Account Accumulation Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy’s Cash Value.  We make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy’s total Cash Value.

We will credit interest to the Cash Value in the policy loan and fixed accounts daily at the guaranteed minimum annual effective rate stated on the Policy Data Page.

You must have taken a policy loan for there to be Cash Value in the policy loan account.  We may decide to credit interest in excess of the guaranteed minimum annual effective rate.  For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter.  Upon request, we will inform you of the current applicable rates for each account.  For more information, see "The Fixed Investment Option" and "Loan Amount And Interest" sections of this prospectus.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results and minus any partial surrenders.

16

Transfers Among and Between Policy Investment Options

Sub-Account Portfolio Transfers

We will determine the amount you have available for transfers among the Sub-Account portfolios in Accumulation Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests.  The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange, usually 4:00 p.m. Eastern Standard time.  An Accumulation Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Accumulation Unit value will reflect the deduction for any transaction fees and periodic charges.  For more information, see the "In Summary: Fee Tables" and the "How Sub-Account Investment Experience is Determined" sections of this prospectus.

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.

Neither the policies nor the mutual funds are designed to support active trading strategies that engage in  frequent movement between or among Sub-Accounts, sometimes referred to as "market-timing" or "short-term trading."  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage, and will take action to deter, short-term trading in the policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance, such as, keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests; and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect policy owners from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If our actions do not successfully deter active trading strategies, the performance of Sub-Accounts that are actively traded will be adversely impacted.  Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Redemption Fees.  Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within sixty days after the date of the allocation to the Sub-Account.  We assess the fee against the amount transferred and pay the fee to the mutual fund.  Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in harmful trading practices.  We produce and examine transaction reports.  Generally, a policy may appear on these reports if the policy owner, or a third party acting on their behalf, engages in a certain number of transfer events in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period.  For example, if a policy owner  executes multiple transfers involving ten Sub-Accounts in one day, this counts as one transfer event.  A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.

17

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter
Nationwide will mail a letter to the policy owner notifying them that:
1.they have been identified as engaging in harmful trading practices; and
2.if their transfer events exceed eleven in two consecutive calendar quarters or twenty in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than eleven transfer events in two consecutive calendar quarters OR More than twenty transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

Each January 1, we will start the monitoring anew, so that each policy starts with zero transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts.  Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners or third parties acting on their behalf.  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures and other measures aimed at curbing harmful trading practices that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account within sixty days of the date of allocation to the Sub-Account.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the amount transferred.  We will remit all such fees to the underlying mutual fund.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request, which we also refer to as “transaction information”; and

(3)
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund whose policies may be more restrictive than our policies.

18

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, the policy owner will remain in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy’s Maturity Date, you may also make transfers involving the fixed account.  These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not request a transfer involving the fixed account before the end of the first year from the Policy Date.  Also, you may not make more than one transfer every twelve months.

On transfers to the fixed account, you may transfer 100% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period.  However, we reserve the right to refuse any transfer to the fixed account if the fixed account’s Cash Value comprises more than 25% of the policy’s Cash Value.

On transfers from the fixed account, we reserve the right to limit the amount of the policy’s Cash Value that you may transfer from the fixed account in a given policy year.  The amount that may be transferred will be determined as of the end of each interest rate guarantee period.  An interest rate guarantee period is the time that a stated interest rate is guaranteed to remain in effect.  The period begins at the time of the transfer and ends on the last day of the calendar quarter.  Each successive period is three months.  Any transfers you make from the fixed account must be within thirty days of the end of a period.

Modes to Make a Transfer

You can submit transfer requests in writing to our Home Office via first class U.S. mail. Our contact information is on the first page of this prospectus.  When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  We may also allow you to use other methods of communication, subject to limitations.

We will employ reasonable procedures to confirm that instructions are genuine, including:

•	requiring forms of personal identification before acting upon instructions;

•	providing you with written confirmation of completed transactions; and/or

•	tape recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions.  Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider’s, your representative’s or ours, may experience slowdowns or outages for a variety of reasons.  These slowdowns or outages may delay or prevent our ability to process your request.  Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, you should make your request in writing.

The Policy

The policy is a legal contract between you and us.  Any change to the policy we would make must be in writing, signed by our president and secretary and attached to or endorsed on the policy.  You may exercise all policy rights and options while either Insured is alive.  You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for two Insureds between the ages of 18 and85, although these ages may vary in your state.  It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy.  The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application.  The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations.  We will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

19

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner

The policy belongs to the owner named in the application.  The Insureds, jointly, are the owner, unless a different owner is named in the application, or thereafter changed.  After the death of the first Insured, the last surviving Insured is the owner, unless otherwise provided.  You may also name a contingent policy owner.  A contingent owner will become the owner if the owner dies before any Proceeds become payable.  Otherwise, ownership will pass to the owner’s estate, if the owner is not the last surviving Insured.  To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).  You may name different owners or contingent owners, so long as the last surviving Insured is alive, by submitting your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it.  There may be adverse tax consequences.  For more information, see the "Taxes" section of this prospectus.

The Beneficiaries

The principal right of a beneficiary is to receive Proceeds constituting the Death Benefit upon the last surviving Insured's death.  So long as one Insured is alive, you may: name more than one beneficiary; designate primary and contingent beneficiaries; change or add beneficiaries; and/or direct us to distribute Proceeds other than described below..

If a primary beneficiary dies before the last surviving Insured, we will pay the Death Benefit to the remaining primary beneficiaries.  We will pay multiple primary beneficiaries in equal shares.   A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the last surviving Insured and before any Proceeds become payable.  You may name more than one contingent beneficiary.  We will also pay multiple contingent beneficiaries in equal shares.  To change or add beneficiaries, you must submit your written request to us at our Home Office, which will become effective when signed, rather than the date on which we receive it.  The change will not affect any payment we make, or action we take, before we record the change.

To Purchase

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards, which may require a medical examination before we will issue a policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject any application for any reason permitted by law.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.

The minimum initial Specified Amount is $100,000.  We reserve the right to modify the minimum Specified Amount on a prospective basis to newly issued policies at any time.

Coverage

We will issue the policy only if the underwriting process has been completed, we have approved the application and both of the proposed Insureds are alive and in the same condition of health as described in the application.  However, full insurance coverage will take effect only after you have paid the minimum initial Premium.  We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

Supplemental Coverage

Supplemental insurance coverage is also available.  Supplemental insurance coverage is effectively term life insurance on the Insureds.  It cannot exceed 90% of the total Specified Amount.  There are no surrender charges, and there is no monthly charge per $1,000 of Specified Amount, on the portion of Specified Amount that constitutes supplemental insurance coverage.

Coverage Effective Dates

Full insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page.  It will end upon the last surviving Insured's death, once we begin to pay the Proceeds, or when the policy matures.  It could end if the policy were to Lapse.

20

Temporary Insurance Coverage

Temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect.  You must submit a temporary insurance agreement and make an initial Premium payment.  The amount of the initial Premium will depend on the initial Specified Amount, and your choice of Death Benefit option and any Riders, for purposes of the policy.  During this time, temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect.  You must submit a temporary insurance agreement and make an initial Premium payment.  The amount of the initial Premium will depend on the initial Specified Amount, and your choice of Death Benefit option and any Riders, for purposes of the policy.  During this time, we will deposit your initial Premium payment into an interest bearing checking account.  Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement.  Before then, temporary insurance coverage will terminate on the date full insurance coverage takes effect, or five days from the date we mail a termination notice accompanied by a refund equal to the Premium payment you submitted.  If we issue the policy, when we allocate the Net Premium depends on the right to examine law of the state in which we issued the policy.

To Cancel (Examination Right)

For a limited time, you may cancel the policy and receive a refund.  You may cancel your policy during the free look period.  The free look period expires 10 days after you receive the policy or longer if required by state law.  If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.  When you cancel the policy during your free look period, the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If we do not receive your policy at our Home Office on the close of business on the date the free-look period expires, you will not be allowed to cancel your policy free of charge.  Within 7 days, we will refund the amount prescribed by law.  If the policy is canceled, we will treat the policy as if it was never issued.

To Change Coverage

After the first year from the Policy Date, you may request to change the Specified Amount; however, no change will take effect unless the Cash Surrender Value is sufficient to keep the policy In Force for at least three months.  Changes to the Specified Amount will alter the Death Benefit.  For more information, see "The Death Benefit" section of this prospectus.

You may request to increase the Specified Amount, by at least $10,000, which will increase the Net Amount At Risk.  Because the cost of insurance charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will also cause the policy's cost of insurance charge to increase.  As a result, there will be a corresponding increase in the periodic charges we deduct from the policy's Cash Value.  Also, an increase in the Specified Amount may cause an increase to the amount of your subsequent Premium payments and the likelihood that the policy is at risk of lapsing sooner.  For more information, see the "Lapse" section of this prospectus.

You can request to decrease the Specified Amount after the first policy year.  We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent.  Then we will decrease the initial Specified Amount.  We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount.  For more information, see the "To Purchase" section of this prospectus. Also, we will deny a request that would disqualify the policy as a contract for life insurance.  For more information, see "The Minimum Required Death Benefit" section of this prospectus.

To change the Specified Amount, you must submit your written request to us at our Home Office.  For increases, you must provide us with evidence of insurability that satisfies our underwriting standards.  The Insureds must be within the required issue ages of twenty-one and eighty-five.  If you have supplemental insurance coverage, we will make the change proportionately.  Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request.  We reserve the right to limit the number of changes to one each year.

Conversion Right

You have a conversion right under the policy.  At any time within the first twenty-four months of full coverage, you may elect to transfer all value of the Sub-Account Portfolios to the fixed account, irrespective of our right to refuse a transfer to the fixed account, and we will not assess a transfer charge.  You must make this election on the appropriate forms and submit them to the Home Office.

21

To Terminate or Surrender

You have the right to terminate the policy.  Or you may surrender the policy for its Cash Surrender Value.  The policy will automatically terminate when both Insureds die, the policy matures or the Grace Period ends.  For more information, see the "Surrenders" section of this prospectus.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal tax purposes.  For more information, see the "Surrender of The Policy" section of this prospectus.  The Cash Surrender Value will be reduced by the outstanding amount of a policy loan.  For more information, see the "Net Effect of Policy Loans" section of this prospectus.

To Assign

You may assign any rights under the policy while an Insured is alive.  If you do, your beneficiary’s interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective.  Your assignment will be subject to any outstanding policy loans.  For more information, see the "Policy Loans" section of this prospectus.

Proceeds Upon Maturity

If the policy is In Force on the Maturity Date, we will pay you the Proceeds.

Normally, we will pay the Proceeds within seven days after we receive your written request at our Home Office.  The payment may be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any Indebtedness.  After we pay the Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the last surviving Insured's death, after which we will pay the Proceeds to your beneficiary.  During this time, you will still be able to request partial surrenders.  Availability varies by state.  If you accept this offer, the policy will be endorsed so that:

•	no changes to the Specified Amount will be allowed;

•	no additional Premium payments will be allowed;

•	no additional periodic charges will be deducted;

•	Death Benefit Option Two will be changed to Option One. No other Death Benefit changes will be permitted;

•	100% of the Cash Value of all Sub-Accounts will be transferred to the fixed account;

•
the Specified Amount will be what it was when the younger Insured reached Attained Age 85, but subject to any partial surrenders, which will affect the Specified Amount of a policy with Death Benefit Option One based on the younger Insured's Attained Age at the time the request for a partial surrender is made.  While the younger Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount directly.  If the younger Insured is over Attained Age 90, a partial surrender will reduce the Proceeds by the proportion that the partial surrender reduced the policy's Cash Value.  Notwithstanding, the Proceeds will be the greater of the policy's Specified Amount or Cash Value; and

•
We will not permit you to extend the Maturity Date, however, beyond that which would cause the policy to fail to meet the definition of life insurance under the Code.  For more information, see "The Payout Options," beginning on page 28, and "The Death Benefit," beginning on page 26.

Reminders, Reports and Illustrations

Upon request, we will send you scheduled Premium payment reminders.  We generate and mail confirmations of individual financial transactions, such as, transfers, partial surrenders and loans, automatically.  We will also send you semi-annual and annual reports that show:

•	the Specified Amount;

•	the current Cash Value;

•	Premiums paid;

•	the Cash Surrender Value;

22

•	all charges since the last report; and

•	outstanding Indebtedness.

You may obtain copies of confirmation statements and reports by calling our service center or submitting a written request. You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send reminders, transaction confirmations  and reports to the address you provide on the application, or to another you may specify.

At any time after the first policy year, you may ask for an illustration of future benefits and values under the policy.  We may assess a service charge if you request more than one illustration per year from the Policy Date.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to your household, we will mail only one copy of each document, unless notified otherwise by you.  Household delivery will continue for the life of the policies.  Please call 1-866-223-0303 to resume regular delivery.  Please allow thirty days for regular delivery to resume.

Errors or Misstatements

If you make an error or misstatement in completing the application, we will adjust the Death Benefit and Cash Value accordingly.

We will adjust the Death Benefit and Cash Value by the ratio of the last monthly cost of insurance charge deducted to the monthly cost of insurance charge that would have been deducted based on the true age and sex of each Insured.

Incontestability

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the lifetime of the last surviving Insured for two years from the Policy Date.  Similarly, for any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on the change after it has been In Force during the lifetime of the last surviving Insured for two years from the effective date.

If We Modify the Policy

Any modification or waiver of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making a promise not contained in the policy.

We may modify the policy, our operations or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications, and we will make appropriate endorsements to the policy.

Riders

Riders are available for you to purchase to design the policy to meet your specific needs.  You may purchase any of them only upon application.  Availability of the Riders will vary by state.  You will be charged for a Rider so long as the policy remains In Force and the Rider's term has not expired, until we have paid the benefit, or you decide you no longer need the benefit and let us know in writing at our Home Office.  For more information on the costs of the Riders, see the "In Summary: Fee Tables" and the "Charges" sections of this prospectus.

Estate Protection Rider

The benefit is an additional Death Benefit we will pay to the beneficiary, to offset any additional estate tax, upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect.  The Rider's term is four years from the Policy Date.  The Rider's Death Benefit will equal up to 122.22% of the policy's initial Specified Amount.  We will not pay this Rider's Death Benefit, or the Policy's Death Benefit, however, if

23

either Insured commits suicide, while sane or insane, within two years from the Policy Date.  Instead, we will pay the total charge we deducted for this Rider.  For more information, see the "Suicide" section of the prospectus.  There is no Cash Surrender Value or loan value to this Rider.

Before the term expires, you may request to terminate this Rider in writing to our Home Office.  The additional Death Benefit will terminate effective on the next monthly anniversary from the Policy Date.  This Rider will also terminate on the date the policy terminates.

Policy Split Option Rider

The benefit is the option to exchange the policy for two individual policies, each on the life of one Insured, if the Insureds' marriage ends or there is a federal tax law change while the policy and Rider are In Force and not in a Grace Period.  Each new policy will consist of half of the lesser of the initial Specified Amount or the Specified Amount before the exchange, the Cash Value and any Indebtedness.  We will base the Premium rates for each new policy on the respective Insured's age and underwriting class as of the effective date of the exchange.  This Rider is available when you purchase the policy for issue ages 18-79.

In the event that the Insureds' marriage terminates, there must have been in effect, for the preceding year, a final divorce, dissolution or annulment decree from a court of competent jurisdiction.  The change in federal estate tax law must have concerned the reduction of either the marital deduction, or federal estate tax rate, to less than that in effect on the Policy Date.  In any event, you will have six months, once the final divorce, dissolution or annulment has been in effect for a year, or from the enactment of the federal tax law change, within which to make your request in writing to our Home Office.

The option will last so long as both Insureds are alive, and it is before the year in which the older Insured reaches Attained Age 80.  Before then, you may terminate this Rider in writing to our Home Office, such termination is effective on the next monthly anniversary from the Policy Date.  This Rider will terminate if you exercise the option.  Otherwise, this Rider will terminate on the date the policy terminates.  There is no Cash Surrender Value or loan value to this Rider.

Exercising the option under this Rider may result in adverse tax consequences.  For more information, see the "Special Note Regarding the Policy Split Option Rider" section of this prospectus.  Consult your tax adviser before electing this Rider, or exercising your rights under it.  You may elect this Rider when you purchase the policy.

Premium

The policy does not require a scheduled payment of Premium to keep it In Force.  The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.  Each Premium payment must be at least $50.  Upon request, we will furnish Premium receipts.

Initial Premium

The amount of your initial Premium will depend on the initial Specified Amount, the Death Benefit option and any Riders you select.  Generally, the higher the initial Specified Amount, the higher the required initial Premium.  Similarly, because Death Benefit Option Two provides for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Option Two may require a higher initial Premium.  Also, the age, sex, health and activities of both Insureds will affect our determination of the risk of issuing the policy.  In general, the greater this risk, the higher the required initial Premium.  The amount of any supplemental coverage will also affect the amount of your initial Premium.

Whether we will issue insurance coverage depends on both Insureds meeting all underwriting requirements, you paying the initial Premium and our delivery of the policy while both Insureds are alive.  We will not delay delivery of the policy to increase the likelihood that the Insureds are not still alive.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also retain the right to not issue the policy, after which, if we exercise this right, we will return your Premium payment within two business days.

You may pay the initial Premium to our Home Office or to our authorized representative.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

24

Subsequent Premiums

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•	we may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount At Risk; and

•
we will refund any portion of Premium payments that exceed the applicable Premium limit established by the Internal Revenue Service (IRS) to qualify the policy as a contract for life insurance.  As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status.  We will monitor Premiums paid and other policy transactions and will notify you when the policy’s non-modified endowment contract status is in jeopardy.

We will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page.  If you decide to make a subsequent Premium payment, you must send it to our Home Office.

Charges

Please read and consider the following, which we intend to be an amplification, but it may also be duplicative, in conjunction with the fee tables, and accompanying footnotes, appearing earlier in this prospectus.  See the "In Summary: Fee Tables" section of this prospectus for more information.  Also, see the policy, including the Policy Data Pages and the Riders for more information.

We will make deductions under the policy to compensate us for the services and benefits we provide, the costs and expenses we incur, both promotional and operational, and the risks we assume.  Every time you make a Premium payment, we will charge against that Premium payment a Premium Load, which is composed of the sales load and Premium taxes.  If we begin to charge for illustrations, you will be expected to pay the charge directly to us at the time of your request.  We will not deduct this charge from your policy’s Cash Value.  However, we will deduct all other charges from the policy’s Cash Value (rather than a Premium payment), in proportion to the balances of your Sub-Account portfolio allocations.  We will deduct the loan amount interest charge from the Cash Value of the loan account.  We will deduct all other charges from the policy's Cash Value rather than from a Premium payment, except for mortality and expense risk and loan amount interest, in proportion to the balances of your Sub-Account portfolio and the fixed account allocations.  We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios.  We will transfer the loan interest charge from your investment options to the loan account.  We take the monthly periodic charges in advance, and we will not pro rate any monthly Rider charge should the Rider terminate before the beginning of the next month.

There are also operating charges associated with the Sub-Account portfolios.  While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios.  On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV.  We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Accumulation Units.  In addition, some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within sixty days after the date of the allocation to that Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  For more information on the operating charges and short-term trading fees assessed by the mutual funds held by the Sub-Account portfolios, please see the prospectus for the mutual fund and the "Short-Term Trading Fees" section of this prospectus.

Sales Load (Charge)

During years one through ten from the Policy Date, the sales load portion of the Premium Load charge is $30 per $1,000 of Premium, but, thereafter, there is no charge, to cover our sales expenses on a current basis.  On a guaranteed basis, there is a charge of $15 per $1,000 of Premium.

Premium Taxes

The Premium taxes portion of the Premium Load charge is $35 per $1,000 of Premium and reimburses us for state and local Premium taxes at the estimated rate of 2.25%, and for federal Premium taxes at the estimated rate of 1.25%.   If the actual tax liability is more or less, we will not adjust this charge retroactively, so we may profit from it.

Surrender Charges

A surrender charge will apply if you surrender or Lapse the policy, or if you request to decrease the Specified Amount.  There are two components of the surrender charge meant to cover our policy underwriting, or the

25

underwriting component and sales expenses, or the sales component, which includes expenses for processing the application, conducting any medical exams, determining insurability and the Insureds' underwriting classes and establishing policy records.  The surrender charge will equal the underwriting component plus 23.75% of the sales component.  We will deduct the surrender charge based on the following schedule:

During Policy Year	Percentage Of Initial Surrender Charge
1	100%
2	100%
3	90%
4	80%
5	70%
6	60%
7	45%
8	30%
9	15%
10	0

The underwriting component is the product of that portion of the Specified Amount not including any supplemental coverage divided by 1,000 and the administrative target Premium.  The administrative target Premium is actuarially derived, and we use it to determine how much to charge per Premium payment for underwriting expenses.  The administrative target Premium varies by the Insureds' ages when the policy was issued.

The sales expense component is the lesser of the following two amounts:  the Guideline Annual Premium in the first year from the Policy Date; and the sum of all Premium payments you made during the first two years from the Policy Date.

We will calculate a separate surrender charge based on the Specified Amount and each increase in the Specified Amount, which, when added together, will amount to your surrender charge.  A surrender charge will also apply if you request a decrease in the Specified Amount.  We will calculate the surrender charge for a decrease in the Specified Amount as if you surrendered the policy, though we will only deduct a portion of it from your policy's Cash Value.  The amount of surrender charge we deduct will be a product of the surrender charge and the decrease in Specified Amount divided by the Specified Amount before the decrease.

The surrender charge will typically be greater for a policy with: an older Insured; a male Insured; a higher Specified Amount; more first year Premium; or a higher-risk Insured.  If you change the Death Benefit option, and it does not result in a change to our Net Amount At Risk, we will not deduct a surrender charge.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not elected any of these Riders:

1.	Premium Waiver Rider;
2.	Deduction (of fees and expenses) Waiver Rider; or
3.	Long-term Care Rider.

We may impose a new surrender charge on the policy received in the exchange.

Partial Surrender Fee

You may request a partial surrender after the first year from the Policy Date. We may charge a partial surrender fee that equals the lesser of $25 or 2% of the dollar amount of the partial surrender to compensate us for the administrative costs in calculating and generating the surrender amount.  However, there is currently no charge for a partial surrender.

Short-Term Trading Fees

Some mutual funds may assess, or reserve the right to assess, a short-term trading fee in connection with transfers from a Sub-Account that occur within sixty days after the date of allocation to the Sub-Account.

26

Short-term trading fees are intended to compensate the mutual fund, and policy owners with interests allocated in the mutual fund for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any short-term trading fee assessed by any mutual fund available in conjunction with the Policy prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to mutual funds charging such fees.  Please refer to the prospectus for each Sub-Account portfolio for more detailed information.  Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account.  We will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, please see “Appendix A: Sub-Account Information” later in this prospectus.

If a short-term trading fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading.  The separate account will then pass the short-term trading fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the fee from that policy owner’s Sub-Account value.  All such fees will be remitted to the mutual fund.  None of the fee Proceeds will be retained by us or the separate account.

Transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Asset Rebalancing;

•	policy loans or surrenders; or

•	payment of the Death Benefit Proceeds upon the death of both Insureds.

New share classes of currently available mutual funds may be added as investment options under the policy.  These new share classes may require the assessment of short-term trading fees.  When these new share classes are added, new Premium payments and exchange reallocations to the mutual funds in question may be limited to the new share class.

Cost of Insurance Charge

The cost of insurance charge compensates us for underwriting insurance protection.  The monthly cost of insurance charge is the product of the Net Amount At Risk and the cost of insurance rate.

We base the cost of insurance charge rates on our expectations as to future mortality and expense experience.  The cost of insurance rate will vary by: the Insureds' sexes, ages, underwriting classes, any substandard ratings, how long the policy has been In Force and the Specified Amount.  There will be a separate cost of insurance rate for the initial Specified Amount and any increases.  The cost of insurance rates will never be greater than those guaranteed in the policy.

We will uniformly apply a change in any cost of insurance rate for Insureds' of the same ages, sexes, underwriting classes and any substandard ratings on whom policies with the same Specified Amount have been In Force for the same length of time.  The change could increase your cost of insurance charges, which, accordingly, would decrease your policy's Cash Value, and the converse is true, too.  In contrast, you could cause your cost of insurance charge to decrease with a request to reduce the Specified Amount that also reduces the Net Amount At Risk.

Mortality and Expense Risk Charge

Though the maximum guaranteed mortality and expense risk charge is higher, currently, we deduct this charge monthly according to the following schedule.  During the first through tenth years from the Policy Date, the charge is: $0.46 per $1,000 on the first $25,000 of Cash Value in the variable investment options; $0.46 per $1,000 on $25,001 up to $99,999 of Cash Value in the variable investment options; and $0.46 per $1,000 on $100,000 and more of Cash Value in the variable investment options.  Thereafter, this charge is: $0.46 per $1,000 on the first $25,001 of Cash Value in the variable investment options; $0.29 per $1,000 on $25,000 up to $99,999 of Cash Value in the variable investment options; and $0.17 per $1,000 on $100,000 and more of

27

Cash Value in the variable investment options.  This charge compensates us for assuming risks associated with mortality and expense costs and we may profit from it.  The mortality risk is that the Insureds do not live as long as expected.  The expense risk is that the costs of issuing and administering the policy are more than expected.

Administrative (Per Policy)

Though the maximum guaranteed administrative (per policy) charge is higher, during the first through tenth years from the Policy Date, the monthly charge is currently $10. Thereafter, the monthly charge is $5.  This charge reimburses us for the costs of maintaining the policy, including accounting and record-keeping.

Administrative (Per Specified Amount)

The administrative (per Specified Amount) charge reimburses us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy's Cash Value.  During the first through tenth years from the Policy Date, the monthly current charge is $0.04 per $1,000 of Specified Amount.  However, the charge has a minimum of $20 and a maximum of $80 per month.  These rates are the maximum guaranteed charge for all years.  After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

Policy Loan Interest

We will charge interest on the amount of an outstanding policy loan, at the rate of 6.0% per annum, which will accrue daily.  The loan and accrued interest becomes due and payable at the end of each year from the Policy Date, when you take a new loan, when the policy Lapses or when you surrender the policy.  If left unpaid, we will add it to the policy's outstanding Indebtedness.  As collateral or security for repayment, we will transfer an equal amount of Cash Value from the Sub-Accounts on a pro-rata basis to the loan account on which interest will accrue and be credited daily.  If there is insufficient Cash Value in the Sub-Accounts, we will transfer amounts from the fixed account to the loan accounts.  The minimum guaranteed interest crediting rate is 5.1% per annum.  On this basis, the effect is a net cost of no more than 0.90% per annum.

Estate Protection Rider Charge

This charge compensates us for additional Death Benefit coverage.  The charge is the product of the additional Death Benefit amount and your monthly cost of insurance rate.  We use the same monthly cost of insurance rate that we use to calculate the cost of insurance charge.  However, because we multiply the monthly cost of insurance rate by the Rider's Death Benefit, this charge should be less.

Policy Split Option Rider Charge

This charge compensates us for the option to exchange the policy for two policies, each on the life of one Insured.  The charge is the product of the Specified Amount and the monthly policy split option cost rate.  This rate is based on the average ages of the two Insureds on the Policy Date, and is stated on the Policy Data Page.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 99% of first year target Premiums and 3% of renewal Premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum, which is 99% of first year target Premiums and 3% of renewal Premium after the first year.  Commission may also be paid as an asset-based amount instead of a Premium based amount.  If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned Cash Value per year.

28

The actual amount and/or forms of total compensation we pay depend on factors such as the level of Premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (and not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates.  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in underlying mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2007, the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.55% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

29

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

The Death Benefit

Calculation of the Death Benefit Proceeds

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that both Insureds have died as well as other customary information.  We require notice of the first death within one year from the date of death, even though the Proceeds are not calculated or paid until the second death.  We will not dispute the payment of the Death Benefit after the policy has been In Force for two years from the Policy Date.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if an Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount.  The Death Benefit will depend on which option you have chosen and the tax test you have elected, as discussed in greater detail below.  Also, the Death Benefit may vary with the Cash Value of the policy, which will depend on investment performance and take into account any insurance provided by Riders, as well as outstanding Indebtedness and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are two Death Benefit options under the policy.  You may choose one.  If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

Option One

The Death Benefit is the greater of the Specified Amount, or minimum required Death Benefit.

Option Two

The Death Benefit is the greater of the Specified Amount plus the Cash Value as of the date of death, or the minimum required Death Benefit.

The Minimum Required Death Benefit

Each Death Benefit option has a minimum required Death Benefit.  The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy has a significant element of life insurance and not be primarily an investment vehicle.  At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage determined by methodology set out in the federal tax regulations.  The percentages depend upon the Insureds’ ages, sexes and underwriting classifications.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the account value at all times.

The guideline premium/cash value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code and only vary by the younger Insured’s Attained Age.

30

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.  Conversely, in the unlikely event that the policy did not qualify as life insurance because your Death Benefit failed to equal the minimum required Death Benefit, the Proceeds payable under the policy would be includable in the gross income of the beneficiary for federal income tax purposes.  Because of this adverse consequence, we may refuse additional Premium payments or return the gross Premium payments to you so that the policy continues to meet the Code's definition of life insurance.  For more information, see the "Periodic Withdrawals, Non-Periodic Withdrawals and Loans" section of this prospectus.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.

Changes in the Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option under the policy.  A change from Option One to Option Two would cause a decrease in the Specified Amount by the Cash Value.  Conversely, a change from Option Two to Option One would cause an increase in the Specified Amount by the Cash Value.  We will permit only one change of Death Benefit option per policy year.  The effective date of a change will be the monthly anniversary following the date we approve the change.

For any change in Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the Net Amount At Risk remains constant before and after the Death Benefit option change.  We will make these changes proportionately with respect to any supplemental insurance coverage.  Because your Net Amount At Risk will remain the same, changing the Death Benefit option by itself does not alter the policy’s cost of insurance.  The policy’s charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges.  Depending on changes in factors such as fluctuations in policy's Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it would result in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

Suicide

If either Insured commits suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any Indebtedness and any partial surrenders.  Similarly, if either Insured commits suicide, while sane or insane, within two years from the effective date of an increase in the Specified Amount for which we require additional evidence of insurability, we will pay no more than the initial Specified Amount, plus the cost of insurance charges attributed to the increase.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while an Insured is alive.  We calculate the Cash Surrender Value based on the policy's Cash Value.  For more information, see the "Cash Value" section of the prospectus.  To derive the Cash Surrender Value, we will deduct from the Cash Value, Indebtedness and the surrender charge.  The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to six months.

Partial Surrender

You may request a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for one year from the Policy Date.  The maximum aggregate annual amount of any partial surrender cannot exceed the Cash Surrender Value, less the greater of $500 or the total monthly fees and expenses you must pay to keep the policy In Force for three months.

31

The minimum amount of any partial surrender is $500.  A partial surrender cannot cause the total Specified Amount to be reduced below the minimum Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code.  You may incur a partial surrender fee.  For more information, see the "In Summary: Fee Tables" section of the prospectus.  We reserve the right to limit partial surrenders to one a year.

Reduction of Specified Amount on a Partial Surrender

We will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how the Cash Value is allocated among the Sub-Accounts.  We will only reduce the Cash Value attributable to the fixed account when that of the Sub-Account is insufficient to cover the amount of the partial surrender.

When you take a partial surrender, we will reduce the Specified Amount to ensure that the Net Amount At Risk does not increase.  Because your Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy’s cost of insurance.  The policy’s charges going forward will be based on a new Specified Amount that will change the calculation of those charges.  Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

Any reduction we make to the Specified Amount will be made in the following order:

•	the most recent increase in the Specified Amount;

•	the next most recent increases in the Specified Amount in succession; and

•	the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee of up to $25, we currently deduct none.  Partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy.  For more information, see the "Periodic Withdrawals, Non-Periodic Withdrawals and Loans" section of this prospectus.

The Payout Options

You have a number of options of receiving Proceeds, besides in a lump sum, that you may elect upon application.  We will pay the Proceeds from our general account.  If you do not make an election prior to the last surviving Insured's death, the beneficiary may make such election.  If the beneficiary does not make an election, we will pay the Proceeds in a lump sum.  We will normally pay the Proceeds in a lump sum within seven days after we receive your written request at our Home Office.  We will postpone any payment of Proceeds, however, on the days we are unable to price Sub-Account Accumulation Units.  For more information, see the "When Sub-Account Accumulation Units Are Valued" section of this prospectus.  To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment at specified intervals of at least $20.  At any time before Proceeds become payable, you may request to change your option in writing to our Home Office.  Changing the beneficiary of the policy will revoke the payout options in effect at that time.  Proceeds are neither assignable nor subject to claims of creditors or legal process.

Please note that for the remainder of “The Payout Options” section, "you" means the person we are obligated to pay.

Interest Income

You keep the Proceeds with us to earn interest at a specified rate.  The Proceeds can be paid at the end of every twelve-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Income for a Fixed Period

You keep the Proceeds with us to be paid at specified intervals over a number of years, not to exceed thirty years.  Each payment will consist of a portion of the Proceeds plus interest at a guaranteed rate.  The Proceeds can be paid at the beginning of each twelve-, six-, three- or one-month interval.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest at an annually determined rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

32

Life Income with Payments Guaranteed

We pay you the Proceeds at specified intervals for a guaranteed period (ten, fifteen or twenty years), and, then, for the rest of your life, if you have outlived the guaranteed period.  The Proceeds can be paid at the beginning of each twelve-, six-, three- or one-month interval.  During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin.  If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate.  If you die after the guaranteed period has elapsed, we will make no payments to your estate.

Fixed Income for Varying Periods

You keep the Proceeds with us, but are paid a fixed amount at specified intervals.  The total amount payable each year may not be less than 5% of the original Proceeds.  The Proceeds can be paid at the beginning of each twelve-, six-, three- or one-month interval.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Joint and Survivor Life

We pay you the Proceeds in equal payments at specified intervals for the life of the last surviving payee.  The Proceeds can be paid at the beginning of each 12-, six-, three- or one-month interval.  As the payments are based on the lifetimes of the payees, you cannot withdraw any amount you designate to this option after payments begin.  Also, payments will cease upon the death of the last surviving payee.  We will make no more payments to the last surviving payee's estate.

Alternate Life Income

We use the Proceeds to purchase an annuity with the payee as annuitant.  The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option.  The Proceeds can be paid at the end of every twelve-, six-, three- or one-month intervals.  As the payments are based on your lifetime, you may not withdraw any amount you designate to this option after payments begin.  Also, payments will cease upon your death.  We will make no payments to your estate.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program at the time of application or at a later date by submitting an election form.  An election to participate in the program that is submitted after application will be effective on the date provided on the election form or, if the date provided has passed upon our receipt of your submitted election form participation will be effective at the beginning of the next policy month.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations, which will promote a more stable Cash Value and Death Benefit over time.  The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.  There is no charge for dollar cost averaging, and it does not count as a transfer event.  For more information regarding transfer events, see the "Modes to Make a Transfer" section of this prospectus.

On a monthly basis, or another frequency we may permit, a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio.  You may also have Premium transferred from the:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class III†
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

The following Sub-Account is only available in policies issued before May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

33

The following Sub-Account is only available in policies issued before May 1, 2003:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class†

We will continue to process transfers until there is no more value left in the fixed account or the originating Sub-Account(s).  You may also instruct us in writing to stop the transfers.  If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program.

A dollar cost averaging program may not be available in all states.  We do not assure the success of these strategies; success depends on market trends.  We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when it is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing thirty days before we do this.

Asset Rebalancing

You may elect to set up asset rebalancing.  To do so, you must complete the Asset Rebalancing Program Form and submit it to our Home Office.  You will use the same form to change your investment allocation choices, or terminate asset rebalancing, too.  Thereafter, automatically on a periodic basis, the Cash Value of your chosen Sub-Account portfolios (up to twenty), having fluctuated with Investment Experience, will be rebalanced in proportion to your investment allocation choices.  There is no charge for asset rebalancing, and it does not count as a transfer event.

For more information regarding transfer events, see the "Modes to Make a Transfer" section of this prospectus.  You can schedule asset rebalancing to occur every three, six, or twelve months on days when we price Accumulation Units.  For more information, see the "When Sub-Account Accumulation Units are Valued" section of this prospectus.

Unless you elect otherwise, asset rebalancing will not affect the allocation of Net Premiums you pay after beginning the program.  Manual transfers will not automatically terminate the program.  Termination of the Asset Rebalancing program will only occur as a result of your specific instruction to do so.  Asset Rebalancing is not available for the Long Term Fixed Account.  We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

Policy Loans

While the policy is In Force and after the first year from the Policy Date, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit.  We call this advance a policy loan.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest

The minimum policy loan you may take is $1,000.  You may take no more than the maximum loan value.  The maximum loan value is based on your Cash Surrender Value less 10% of your Cash Value allocated to the Sub-Accounts.  For more information, see the "Full Surrender" section of this prospectus.  We charge interest at the maximum guaranteed rate of 6.0% per annum on the amount of an outstanding loan.  Interest will accrue daily and be payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured’s death, a policy lapse, or a full surrender.  If left unpaid, we will add the interest to the loan amount.

Collateral and Interest

As collateral or security, we will transfer to the loan account an amount equal to the amount of the policy loan.  You may request that we transfer this amount from specific Sub-Account portfolios.  We will only make a transfer from the fixed investment option when there is not enough Cash Value available in the Sub-Account portfolios.  On this amount, we will credit interest daily based on the current rate in effect, which is set at the beginning and guaranteed through the end of each calendar quarter.  The minimum guaranteed interest crediting rate, as stated on the Policy Data Page, is 5.1% per annum.  We may credit interest in excess of the guaranteed interest crediting rate.

34

Repayment

You may repay all or part of a policy loan at any time while your policy is In Force during either Insured’s lifetime.  Interest on the loan amount will be due and payable at the end of each year from the Policy Date.  If left unpaid, we will add it to the loan amount.  While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments.  If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.  If you took any portion of a policy loan from the fixed investment option, we reserve the right to require that your loan repayments are first allocated to the fixed account.

Net Effect of Policy Loans

We will charge interest on the loan amount at the same time as the collateral amount will be credited interest.  In effect, we will net the loan amount interest rate against the interest crediting rate, so that your actual cost of a policy loan will be less than the loan amount interest rate.  For more information, see "In Summary: Fee Tables."  The amount transferred to the loan account is part of our General Account and will not be affected by the investment experience of the Sub-Accounts. The loan account is credited interest at a different rate than the fixed investment options.  Whether repaid, a policy loan will affect the policy, the net Cash Surrender Value and the Death Benefit.  Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase by the repayment amount.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly deduction of the periodic charges.  However, it will not Lapse under the guaranteed policy continuation provision so long as you have at least paid the Policy Continuation Premium Amount, irrespective of poor investment results from your Net Premium allocation choices, or that the Cash Surrender Value is less than the amount of the policy's periodic charges deduction (or both).  In any event, there is a Grace Period before your policy will Lapse.  Also, you may reinstate a policy that has Lapsed.

Guaranteed Policy Continuation Provision

The policy will not Lapse if you have at least paid the Policy Continuation Premium Amount during the guaranteed policy continuation period as stated on the Policy Data Page.  The Policy Continuation Premium Amount will vary by the Insureds' ages sexes underwriting classes any substandard ratings the Specified Amount and the Riders elected.  The Policy Continuation Premium Amount will not account, however, for any subsequent increases in the Specified Amount, policy loans or partial surrenders.  For no charge, you may request that we determine whether your Premium payments are  sufficient to keep the guaranteed policy continuation provision in effect at any time, and you should do so especially after you have requested an increase in the Specified Amount taken a policy loan or requested a partial surrender.

There are two levels of guarantees: a guarantee that the policy will not Lapse for a limited period of time, (i.e., until the younger Insured reaches Attained Age 75); and a lifetime guarantee, (i.e., until the younger Insured reaches Attained Age 100).  The required monthly Premium amounts are stated on the Policy Data Page.

The limited guarantee has two periods or stages with different required monthly Premium amounts.  We will determine these amounts based upon the Insureds' ages, sexes, risk classifications, the Specified Amount, and any options or Riders you have elected.

We will notify you of the start of a Grace Period if your Premium payments become insufficient for purposes of the limited policy continuation guarantee.  Thereafter, if you do not pay the necessary amount, the limited policy continuation guarantee will terminate, and there is no opportunity to reinstate it.  Also, the limited policy continuation guarantee is unavailable if the younger Insured is Attained Age 70 when full insurance coverage begins.  When the guaranteed policy continuation period ends, if the Cash Surrender Value remains insufficient to cover the monthly deductions of periodic charges, the policy is at risk of Lapsing, and a Grace Period will begin.  There is no charge for the guaranteed policy continuation provision.  The guaranteed policy continuation provision is subject to state insurance restrictions and may be different in your state and for your policy.

35

Grace Period

We will send you a notice when the Grace Period begins.  The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions or, if it is less, the Premium that will bring the guaranteed policy continuation provision back into effect.  If you do not pay this Premium within sixty-one days, the policy and all Riders will Lapse.  The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

•	providing evidence of insurability of both Insureds that is satisfactory to us;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

•
paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) or (b) where:

(a) is Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and

(b) is Premium sufficient to bring the guaranteed policy continuation provision into effect; and

•	paying any Indebtedness against the policy which existed at the end of the Grace Period.

At the same time, you may also reinstate any Riders, but subject to evidence of insurability satisfactory to us.

The effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement, will be set equal to the lesser of:

•	the Cash Value at the end of the Grace Period; or

•	the surrender charge for the policy year in which the policy was reinstated.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

Taxes

The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances. Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code’s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes of Which to be Aware

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to the policy.

Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 2008, up to $12,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $12,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

36

In general, in 2008, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  The $2 million amount increases to $3.5 million in 2009.  The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010.  If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.

An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2008, 45%), and there is a provision for an aggregate $1 million exemption.  The GSTT tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.  State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.  Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than  the policy owner).  Gifts are not generally included in the recipient’s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy’s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the underlying investment options to remain in compliance.  Thus, the policy should receive federal income tax treatment as life insurance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of investment options, if any, that would cause the

37

policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the Premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code.  Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the policy (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being from the investment in the policy (generally, the Premiums paid for the policy), and then from the income in the policy.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the policy are generally not includible in income; instead, they reduce the owner’s investment in the policy.

However, if a policy is not a modified endowment contract, a cash distribution during the first fifteen years after a policy is issued that causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

38

Surrender of the Policy

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive plus total policy Indebtedness exceeds the investment in the policy (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums; or
•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; or
•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to the policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy or contract cannot extend the Maturity Date or otherwise delay a distribution that would extend the time that tax would be payable.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Special Note Regarding the Policy Split Option Rider

A Policy Split Option Rider is available for the Policy.  This Rider permits you, under certain circumstances, to make a "policy split," whereby two policies results.  Each of the policies will have as the Insured one of the Insureds.

Existing tax law is unclear as to whether a policy split will be treated as a nontaxable exchange.  If it is not treated as a nontaxable exchange, the result may be that you recognize taxable gain equal to the Policy’s investment gain at the time of the policy split.  Also, existing tax law is unclear as to whether the two policies resulting from a policy split will be treated as life insurance for federal tax purposes.  If the resulting policies are life insurance for federal tax purposes, they may be treated as modified endowment contracts.  You should consult with a tax adviser about the possible tax consequences associated with a policy split.

39

Taxation of Death Benefits

Federal Income Tax.  The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy is had been transferred to a new policy owner for valuable consideration, a portion of the Death Benefit may be includible in the beneficiary’s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Federal Transfer Taxes.  When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tax payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a “terminally ill individual” or a “chronically ill individual,” as those terms are defined in the Code, are treated as death Proceeds.  See “Taxation Of Death Benefits,” above.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Non-Resident Aliens and Other Persons Who Are Not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment if the policy.

40

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treatiers with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be different from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law.  EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date.  Among other matters, EGTRRA provides for the repeal of the federal estate and generation-skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial adviser.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account–4

Organization, Registration and Operation

Nationwide VLI Separate Account-4 is a separate account established under Ohio law.  We own the assets in this account, and we are obligated to pay all benefits under the policies.  We may use the account to support other variable life insurance policies we issue.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 "1940 Act" and qualifies as a "separate account" within the meaning of the federal securities laws.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.  This registration, however, does not involve the SEC’s supervision of this account’s management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios.  We buy and sell the Sub-Account portfolio shares at NAV.  Any dividends and distributions from a Sub-Account portfolio are reinvested at NAV in shares of that Sub-Account portfolio.

Income, gains and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains or losses.  Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s own Investment Experience and not the Investment Experience of our other assets.  Its assets are held separately from our other assets and are not part of our general account.  We may not use the separate account’s assets to pay any of our liabilities other than those arising from the policies.  We hold assets in the separate account equal to its liabilities.  If the separate account’s

41

assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund or portfolio without your consent.  The substituted mutual fund or portfolio may have different fees and expenses.  Substitution may be made with respect to existing investments or the investments of future Premium, or both.  We will comply with federal securities laws to effect a substitution.  Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the investment performance of the corresponding portfolio.  You could lose some or all of your money.

Addition, Deletion or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine or add Sub-Accounts and make new Sub-Accounts available;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	substitute or close Sub-Accounts to allocations, at any time;

•	transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, we filed an application with the SEC for an order permitting us to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the policy that have similar investment objectives and strategies.  If and when we receive SEC approval for these substitutions, affected policy owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account. We may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event we deregister VLI Separate Account-4.

42

Voting Rights

Unless there is a change in existing law, we will vote our shares only as you instruct on all matters submitted to shareholders of the portfolios.

Before a vote of a portfolio’s shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the NAV of that underlying mutual fund.  We will designate a date for this determination not more than ninety days before the shareholder meeting.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those

43

relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.

44

On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS

45

breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, NISC, is not engaged in any litigation of any material nature.

46

Financial Statements

The Statement of Additional Information (SAI) contains consolidated financial statements of Nationwide Life Insurance Company and subsidiaries and financial statements of Nationwide VLI Separate Account - 4.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  You should distinguish the consolidated financial statements of the company and subsidiaries from the financial statements of the separate account.  Please consider the consolidated financial statements of the company only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

47

Appendix A: Sub-Account Information

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  You have voting rights with respect to the Sub-Accounts.  For more information see the “Voting Rights” section of the prospectus.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

48

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This sub-account is only available in policies issued before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Credit Suisse Trust - Global Small Cap Portfolio
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term growth of capital.

Credit Suisse Trust - International Focus Portfolio
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term capital appreciation.

Credit Suisse Trust - Large Cap Value Portfolio
This sub-account is only available in policies issued before May 1, 2000
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

49

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

50

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

51

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

52

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

53

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

54

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Lehman Brothers NVIT Core Plus Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The fund seeks long-term total return.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

55

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Cardinal Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Cardinal Capital Appreciation Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

56

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

57

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share  of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AIM Capital Management, Inc. and American Century Global Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
This Sub-account is no longer available to receive transfers or new Premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

58

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and
Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management
Company, LLP, and Deutsche Investment Management Americas Inc.,
doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide Leaders Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

59

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high level of current income.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

60

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

61

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in "growth type" companies.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

62

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This sub-account is only available in policies issued before May 1, 2003
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

63

Appendix B: Definitions

Accumulation Unit – The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges.  Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Attained Age – The Insured’s age upon the issue of full base insurance coverage plus the number of full years since the Policy Date.
Cash Surrender Value – The policy’s Cash Value, subject to Indebtedness and the surrender charge.
Cash Value – The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount we will pay to the beneficiary upon the last surviving Insured’s death, before payment of any unpaid outstanding loan balances or charges.
FDIC – Federal Deposit Insurance Corporation.
Grace Period – A 61-day period after which the Policy will Lapse if you do not make a sufficient payment.
Guideline Annual Premium – The level annual premium amount that would be payable through maturity, assuming an investment return of 5% per annum, net of the policy's periodic charges, as described in Rule 6e-3(T)(c)(8)(i), promulgated under the Investment Company Act of 1940, though the SEC has neither approved nor disapproved the accuracy of any calculation using the Guideline Annual Premium.

Home Office – Our Home Office is located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – The insurance coverage is in effect.
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The persons whose lives we insure under the policy.
Investment Experience – The performance of a mutual fund in which a Sub-Account portfolio invests.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on or next following the younger Insured's 100th birthday.
Net Amount At Risk – The policy’s Death Benefit, not including any supplemental insurance coverage, minus the policy’s Cash Value.
Net Asset Value (NAV) – The price each share of a mutual fund in which a Sub-Account portfolio invests.  It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. Accumulation Unit values do reflect these deductions.

Net Premium – Premium after transaction charges, but before any allocation to an investment option.

64

Policy Continuation Premium Amount – The amount of Premium, on a monthly basis from the Policy Date, stated on the Policy Data Page, that you must pay, in the aggregate, to keep the policy In Force under the Guaranteed policy continuation provision; however, this amount does not account for any increases in the Specified Amount, policy loans or partial surrenders, so you should anticipate paying more if you intend to request an increase in Specified Amount; take a policy loan; or request a partial surrender.

Policy Data Page(s) – The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy.
Premium – The amount of money you pay to begin and continue the policy.
Premium Load – The aggregate of the sales load and Premium tax charges.
Rider – An optional benefit you may purchase under the policy.
SEC – The Securities and Exchange Commission.
Specified Amount – The dollar or face amount of insurance the owner selects. This amount is used in determining the Death Benefit we will pay the beneficiary.
Sub-Accounts – The mechanism we use to account for your allocations of Net Premium and Cash Value among the policy’s variable investment options.
Us, we, our or the company – Nationwide Life Insurance Company.
Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner – The person named as the owner in the application, or the person assigned ownership rights.

65

Outside back cover page

To learn more about the policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about the policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, OH 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-8301.
Securities Act of 1933 Registration File No.333-52617.

Nationwide VLI Separate Account-4
(Registrant)

Nationwide Life Insurance Company
(Depositor)

5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Last Survivor Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the last survivor flexible Premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company.  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2008 and the prospectuses for the available Sub-Account Portfolios.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2008.

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929. Our Home Office is located at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation, the holder of all of the outstanding Class B common stock, to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock is held by Nationwide Mutual Insurance Company, 95.2%, and Nationwide Mutual Fire Insurance Company, 4.8%, the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS' board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Nationwide VLI Separate Account-4

Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on December 3, 1987 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account.  We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation

The policies are distributed by Nationwide Investment Services Corporation (NISC), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).  Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 75% of the target Premium plus 5% of any Premium payments in excess of the target Premium.  The target Premium is used to determine the amount of commissions paid to the producer for a given policy.  We pay gross renewal commissions in years two through ten on the sale of the policies provided by NISC that will not exceed 4% of actual Premium payment, and that will not exceed 2% in policy years eleven and thereafter.

We have paid no underwriting commissions to NISC for each of this separate account's last three fiscal years.

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-4.  The policy's cost of insurance depends upon each Insured's sex, issue age, risk class and length of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates are based on the 1980 Commissioners’ Standard Ordinary Mortality Table, Age Last Birthday ("1980 CSO").  The mortality table is sex distinct.  In addition, separate mortality tables will be used for tobacco and non-tobacco.  We may deduct a "flat extra," which is an additional constant charge per $1,000 of Specified Amount for certain activities or medical conditions of the Insureds.  We apply that same flat extra to all Insureds who engage in the same activity or have the same medical condition, irrespective of sex, issue age, underwriting class, or any substandard ratings.

The rate class of an Insured may affect the cost of insurance rate.  We currently place Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.  Any change in the cost of insurance rates will apply to all Insureds of the same age, sex, risk class and whose policies have been in effect for the same length of time.  Decreases may be reflected in the cost of insurance rate, as discussed earlier.  The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insureds' ages and Premium classes, Specified Amount, the Death Benefit option, planned periodic Premiums, and Riders requested.  We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.

2

Advertising

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Sub-Account has been available in the variable account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials.  We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Younger Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%

3

Attained Age of Younger Insured	Percentage of Cash Value
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%

4

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco preferred issue age 55 and a female non-tobacco preferred issue age 55.

Cash Value Accumulation Test
Table of Applicable Percentages of Cash Value

Policy Year	Percentage of Cash Value
1	302%
2	290%
3	279%
4	269%
5	259%
6	249%
7	240%
8	231%
9	223%
10	215%
11	207%
12	200%
13	193%
14	186%
15	180%
16	174%
17	169%
18	164%
19	159%
20	154%
21	150%
22	146%
23	142%
24	139%
25	136%
26	133%
27	130%
28	127%
29	125%
30	123%
31	121%
32	119%
33	118%
34	116%
35	115%
36	113%
37	112%
38	111%
39	110%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%

5

Cash Value Accumulation Test

The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value.  These applicable percentages are calculated by determining net single Premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages.  These Premiums vary with the ages, sexes, and risk classifications of the Insureds.

6

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/S/ KPMG LLP
Columbus, Ohio
March 18, 2008

116

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series I (AIMBValue) 633,230 shares (cost $7,944,089)	$8,061,018
AIM VIF - Capital Appreciation Fund - Series I (AIMCapAp) 59,093 shares (cost $1,432,975)	1,735,563
AIM VIF - Capital Development Fund - Series I (AIMCapDev) 837,171 shares (cost $15,322,095)	15,780,682
AIM VIF - International Growth Fund - Series I (AIMIntGr) 1,067,006 shares (cost $31,143,384)	35,883,404
AllianceBernstein VPS - Growth and Income Portfolio - Class A (AlVGrIncA) 796,001 shares (cost $19,808,876)	21,348,735
AllianceBernstein VPS - International Value Portfolio - Class A (AlVIntlValA) 1,295,177 shares (cost $32,107,013)	32,560,742
AllianceBernstein VPS - Small/Mid Cap Value Portfolio - Class A (AlVSmMdCpA) 330,438 shares (cost $6,002,737)	5,653,796
American Century VP - Income & Growth Fund - Class I (ACVPIncGr) 3,041,083 shares (cost $21,157,967)	25,727,563
American Century VP - Inflation Protection Fund - Class II (ACVPInflPro2) 650,011 shares (cost $6,604,686)	6,857,612
American Century VP - International Fund - Class I (ACVPInt) 4,107,800 shares (cost $30,700,456)	48,718,505
American Century VP - International Fund - Class III (ACVPInt3) 1,020,211 shares (cost $8,995,051)	12,099,701
American Century VP - Mid Cap Value Fund - Class I (ACVPMdCpV) 177,065 shares (cost $2,511,685)	2,291,227
American Century VP - Ultra® Fund - Class I (ACVPUltra) 478,568 shares (cost $5,036,486)	5,814,601
American Century VP - Value Fund - Class I (ACVPVal) 9,157,481 shares (cost $72,544,305)	68,406,385
American Century VP - VistaSM Fund - Class I (ACVPVista1) 248,547 shares (cost $5,115,244)	5,468,029
BlackRock Large Cap Core V.I. Fund - Class II (BRLrgCp) 125,676 shares (cost $4,127,752)	3,736,359
Calvert Variable Series Inc. - Social Equity Portfolio (CalVSSocEq) 6,605 shares (cost $132,527)	134,606
Credit Suisse Trust - Global Small Cap Portfolio (CSTGlobSmCp) 44,597 shares (cost $531,287)	627,926
Credit Suisse Trust - International Focus Portfolio (CSTIntFoc) 146,803 shares (cost $1,314,628)	2,326,834
Credit Suisse Trust - Large Cap Value Portfolio (CSTLCapV) 123,252 shares (cost $1,664,775)	1,661,443
Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryIPMidCap) 86,161 shares (cost $1,430,040)	1,337,226

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Dreyfus IP - Small Cap Stock Index Portfolio - Service Shares (DryIPSmCap) 1,433,661 shares (cost $24,991,832)	$25,289,778
Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx) 10,315,043 shares (cost $306,079,800)	385,782,591
Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVApp) 790,695 shares (cost $28,464,796)	35,470,556
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVDevLd) 20,318 shares (cost $821,481)	657,086
Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIntVal) 2,061,693 shares (cost $36,232,111)	35,935,305
DWS Variable Series II - Dreman High Return Equity VIP - Class B (DWSVHghRtrn) 51,629 shares (cost $776,234)	743,969
Federated IS - American Leaders Fund II - Primary Shares (FedAmLead) 16,668 shares (cost $329,875)	285,514
Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp) 69,578 shares (cost $440,012)	514,182
Federated IS - Market Opportunity Fund II - Service Shares (FedMrkOp) 4,506 shares (cost $46,126)	46,182
Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd) 3,757,583 shares (cost $42,133,743)	42,610,987
Fidelity® VIP - Equity-Income Portfolio - Service Class (FidVIPEIS) 4,548,198 shares (cost $108,650,015)	108,338,065
Fidelity® VIP - Growth Portfolio - Service Class (FidVIPGrS) 2,651,450 shares (cost $82,251,505)	119,288,749
Fidelity® VIP - High Income Portfolio - Service Class (FidVIPHIS) 4,217,056 shares (cost $27,303,825)	25,091,480
Fidelity® VIP - High Income Portfolio - Service Class R (FidVIPHISR) 386,019 shares (cost $2,477,847)	2,289,095
Fidelity® VIP - Overseas Portfolio - Service Class (FidVIPOvS) 2,175,813 shares (cost $42,164,849)	54,874,004
Fidelity® VIP - Overseas Portfolio - Service Class R (FidVIPOvSR) 741,543 shares (cost $15,948,150)	18,679,464
Fidelity® VIP II - Contrafund® Portfolio - Service Class (FidVIPConS) 8,549,296 shares (cost $237,141,011)	237,670,419
Fidelity® VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS) 1,146,526 shares (cost $14,277,199)	14,526,485
Fidelity® VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS) 632,341 shares (cost $9,862,456)	14,113,844
Fidelity® VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS) 1,151,281 shares (cost $38,165,406)	41,423,093
Fidelity® VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS) 737,451 shares (cost $9,536,140)	9,247,629
Fidelity® VIP IV - Energy Portfolio - Service Class 2 (FidVIPEnergyS2) 539,148 shares (cost $11,986,641)	14,255,084
Fidelity® VIP IV - Freedom Fund 2010 Portfolio - Service Class (FidVIPFree10S) 131,520 shares (cost $1,564,179)	1,571,670
Fidelity® VIP IV - Freedom Fund 2020 Portfolio - Service Class (FidVIPFree20S) 241,500 shares (cost $2,966,361)	3,047,725

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP IV - Freedom Fund 2030 Portfolio - Service Class (FidVIPFree30S) 149,356 shares (cost $1,904,709)	$1,943,122
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FrVIPDevMrk3) 482,203 shares (cost $6,433,972)	7,695,955
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (FrVIPForSec) 157,216 shares (cost $2,328,019)	3,235,497
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (FrVIPForSec2) 1,110,854 shares (cost $20,020,202)	22,494,784
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (FrVIPForSec3) 362,658 shares (cost $6,246,960)	7,318,438
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FrVIPGlInc3) 208,062 shares (cost $3,279,306)	3,476,710
Franklin Templeton VIP - Income Securities Fund - Class 2 (FrVIPIncSec2) 279,159 shares (cost $4,941,181)	4,832,242
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FrVIPRisDiv) 755,367 shares (cost $14,044,734)	14,812,750
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FrVIPSCapV1) 650,485 shares (cost $11,630,551)	11,305,427
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FrVIPSCapV2) 297,014 shares (cost $5,503,892)	5,078,942
Goldman Sachs VIT Mid Cap Value Fund (GSVTMdCpV) 5,563,134 shares (cost $88,819,967)	77,995,141
Janus Aspen Series - Balanced Portfolio - Service Shares (JAspBal) 294,375 shares (cost $8,611,573)	9,149,169
Janus Aspen Series - Forty Portfolio - Service Shares (JAspForty) 1,637,900 shares (cost $44,137,837)	66,826,334
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAspGlTechS) 3,182,963 shares (cost $11,977,755)	16,487,750
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JAspRMgCore) 38,254 shares (cost $497,387)	508,396
Janus Aspen Series - International Growth Portfolio - Service II Shares (JAspIntGroS2) 380,055 shares (cost $19,644,677)	24,619,966
Janus Aspen Series - International Growth Portfolio - Service Shares (JAspIntGroS) 1,119,921 shares (cost $39,107,363)	72,246,109
JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr) 326,740 shares (cost $6,711,705)	6,760,247
JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (JPMMidCapV) 23,426 shares (cost $281,493)	211,304
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (LBTShrtDBd) 657,267 shares (cost $8,439,916)	8,544,465
Lincoln VIP - Baron Growth Opportunies Funds - Service Class (LincGroOp) 529,331 shares (cost $15,868,000)	15,850,277
Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio - Class VC (LrdMidCapV) 99,984 shares (cost $2,257,563)	1,889,706
MFS VIT - Investors Growth Stock Series - Initial Class (MFSInvGrSt) 388,089 shares (cost $3,792,249)	4,587,216
MFS VIT - Research International Series - Service Class (MFSRsrchIntl) 593 shares (cost $9,229)	9,492

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

MFS VIT - Value Series - Initial Class (MFSValue) 452,585 shares (cost $6,468,558)	$6,901,914
Nationwide VIT - American Funds Asset Allocation Fund - Class II (NVITAstAll2) 196,853 shares (cost $3,821,752)	3,809,097
Nationwide VIT - American Funds Bond Fund - Class II (NVITBnd2) 215,804 shares (cost $2,509,615)	2,421,323
Nationwide VIT - American Funds Global Growth Fund - Class II (NVITGlobGr2) 214,485 shares (cost $5,242,183)	5,593,772
Nationwide VIT - American Funds Growth - Income Fund - Class II (NVITGroInc2) 21,520 shares (cost $972,312)	937,390
Nationwide VIT - American Funds Growth Fund - Class II (NVITGrowth2) 98,163 shares (cost $6,725,322)	7,083,428
Nationwide VIT - Federated High Income Bond Fund - Class I (NVITFHiInc) 3,048,298 shares (cost $24,294,009)	23,288,997
Nationwide VIT - Federated High Income Bond Fund - Class III (NVITFHiInc3) 2,075,682 shares (cost $16,448,879)	15,837,451
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (NVITEmMrkts) 2,315,751 shares (cost $38,389,264)	52,359,129
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (NVITEmMrkts3) 1,101,602 shares (cost $18,918,886)	24,885,178
Nationwide VIT - Gartmore Global Utilities Fund - Class I (NVITGlUtl) 502,259 shares (cost $6,386,834)	6,157,696
Nationwide VIT - Gartmore International Growth Fund - Class I (NVITIntGro) 894,727 shares (cost $10,467,846)	12,579,855
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (NVITWLead) 406,473 shares (cost $5,453,660)	7,718,915
Nationwide VIT - Global Financial Services Fund - Class I (NVITGlFin) 426,551 shares (cost $5,555,602)	4,645,136
Nationwide VIT - Global Health Sciences Fund - Class I (NVITGlHlth) 398,124 shares (cost $4,367,593)	4,685,924
Nationwide VIT - Global Health Sciences Fund - Class III (NVITGlHlth3) 223,096 shares (cost $2,427,053)	2,632,532
Nationwide VIT - Global Technology and Communications Fund - Class I (NVITGlTech) 1,336,497 shares (cost $5,636,202)	6,869,597
Nationwide VIT - Global Technology and Communications Fund - Class III (NVITGlTech3) 792,184 shares (cost $3,664,808)	4,103,511
Nationwide VIT - Government Bond Fund - Class I (NVITGvtBd) 8,744,660 shares (cost $101,538,316)	101,700,393
Nationwide VIT - Growth Fund - Class I (NVITGrowth) 1,350,537 shares (cost $12,997,203)	19,582,780
Nationwide VIT - International Index Fund - Class II (NVITIntIdx2) 191,108 shares (cost $2,235,022)	2,222,587
Nationwide VIT - International Index Fund - Class VI (NVITIntIdx6) 55,186 shares (cost $620,669)	641,261
Nationwide VIT - International Value Fund - Class I (NVITIntValI) 127,330 shares (cost $2,026,994)	2,225,720
Nationwide VIT - International Value Fund - Class III (NVITIntVal3) 552,285 shares (cost $9,732,257)	9,626,329

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (NVITIDAgg2) 2,579,961 shares (cost $32,820,931)	$35,087,466
Nationwide VIT - Investor Destinations Conservative Fund - Class II (NVITIDCon2) 1,408,111 shares (cost $14,647,245)	14,644,354
Nationwide VIT - Investor Destinations Moderate Fund - Class II (NVITIDMod2) 5,896,487 shares (cost $67,805,371)	73,352,295
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (NVITIDModAg2) 6,386,094 shares (cost $76,998,614)	85,190,499
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (NVITIDModCon2) 3,133,462 shares (cost $34,947,717)	35,564,795
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (NVITJPBal) 1,592,730 shares (cost $15,677,489)	17,440,388
Nationwide VIT - Mid Cap Growth Fund - Class I (NVITMdCpGr) 538,927 shares (cost $14,132,780)	17,531,295
Nationwide VIT - Mid Cap Index Fund - Class I (NVITMidCap) 3,970,138 shares (cost $70,081,221)	76,147,254
Nationwide VIT - Money Market Fund - Class I (NVITMyMkt) 122,257,635 shares (cost $122,257,635)	122,257,635
Nationwide VIT - Money Market Fund - Class V (NVITMyMkt5) 345,939,962 shares (cost $345,939,962)	345,939,962
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (NVITSmCapGr) 1,277,586 shares (cost $19,963,377)	23,009,330
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (NVITSmCapVal) 6,536,235 shares (cost $78,727,923)	64,578,004
Nationwide VIT - Multi-Manager Small Company Fund - Class I (NVITSmComp) 4,428,873 shares (cost $104,279,602)	98,365,263
Nationwide VIT - Nationwide Fund - Class I (NVITNWFund) 32,076,708 shares (cost $337,408,545)	435,922,468
Nationwide VIT - Nationwide Leaders Fund - Class I (NVITNWLead) 189,497 shares (cost $2,621,811)	2,471,043
Nationwide VIT - U.S. Growth Leaders Fund - Class I (NVITUSGro) 668,981 shares (cost $7,684,298)	8,636,541
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (NVITVKVal) 1,229,592 shares (cost $14,243,291)	14,140,311
Nationwide VIT - Van Kampen Multi Sector Bond Fund - Class I (NVITMltSec) 2,487,548 shares (cost $24,546,609)	24,527,224
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBTAFasc) 138,620 shares (cost $2,073,739)	2,009,993
Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBTAGuard) 605,085 shares (cost $9,836,414)	12,773,334
Neuberger Berman AMT - International Portfolio - Class S (NBTAInt) 308,346 shares (cost $4,360,796)	4,196,590
Neuberger Berman AMT - Mid-Cap Growth Portfolio - I Class Shares (NBTAMCGr) 1,727,501 shares (cost $27,828,618)	49,233,790
Neuberger Berman AMT - Partners Portfolio - Class I (NBTAPart) 1,030,637 shares (cost $20,916,557)	21,406,339
Neuberger Berman AMT - Regency Portfolio - Class I (NBTARegI) 52,447 shares (cost $867,760)	851,209

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman AMT - Regency Portfolio - Class S (NBTARegS) 72,255 shares (cost $1,283,323)	$1,255,077
Neuberger Berman AMT - Socially Responsive Portfolio Class I (NBTSocRes) 259,992 shares (cost $4,244,616)	4,656,448
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Shares (OppCapAp) 2,813,300 shares (cost $99,313,672)	132,731,517
Oppenheimer VAF - Global Securities Fund - Class 3 (OppGlSec3) 565,015 shares (cost $19,167,340)	20,803,840
Oppenheimer VAF - Global Securities Fund - Non-Service Shares (OppGlSec) 2,073,499 shares (cost $64,485,907)	75,890,059
Oppenheimer VAF - High Income Fund - Class 3 (OppHighInc3) 117,597 shares (cost $957,720)	938,422
Oppenheimer VAF - High Income Fund - Non-Service Shares (OppHighInc) 338,231 shares (cost $2,844,583)	2,688,940
Oppenheimer VAF - Main Street Small Cap Fund® - Non-Service Shares (OppMStSCap) 300,818 shares (cost $5,347,031)	5,474,892
Oppenheimer VAF - Main Street® - Non-Service Shares (OppMSt) 1,712,103 shares (cost $34,121,348)	43,846,953
Oppenheimer VAF - Mid Cap Fund - Non-Service Shares (OppMidCap) 842,771 shares (cost $34,842,577)	45,568,650
PIMCO VIT - All Asset Portfolio - Administrative Shares (PVITAllAst) 173,135 shares (cost $2,052,381)	2,029,142
PIMCO VIT - Low Duration Portfolio - Administrative Shares (PVITLowDur) 4,628,475 shares (cost $46,844,044)	47,673,293
PIMCO VIT - Real Return Portfolio - Administrative Shares (PVITRealRet) 4,267,572 shares (cost $53,453,633)	53,643,381
PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet) 15,025,799 shares (cost $153,027,450)	157,620,630
Pioneer VCT - Pioneer High Yield Portfolio - Class I Shares (PioVHiYield) 1,531,658 shares (cost $17,009,823)	16,924,819
Putnam VT - Growth and Income Fund - IB Shares (PVTGroInc) 44,607 shares (cost $1,144,687)	1,031,309
Putnam VT - International Equity Fund - IB Shares (PVTIntlEq) 161,597 shares (cost $3,010,247)	3,063,872
Putnam VT - Voyager Fund - IB Shares (PVTVoygr) 13,720 shares (cost $382,633)	435,346
Royce Capital Fund - Micro-Cap Portfolio (RCFMicroCap) 4,077,596 shares (cost $56,449,672)	54,925,212
T. Rowe Price Blue Chip Growth Portfolio - II (TRoeBlChip2) 253,193 shares (cost $2,677,001)	2,962,354
T. Rowe Price Equity Income Portfolio - II (TRowEqInc2) 4,192,375 shares (cost $98,188,101)	99,149,667
T. Rowe Price Limited Term Bond Portfolio - Class II (TRowLtdTBd2) 218,254 shares (cost $1,066,311)	1,080,359
T. Rowe Price Mid-Cap Growth Portfolio - II (TRowMidCap2) 1,107,744 shares (cost $28,576,405)	27,427,752
T. Rowe Price New America Growth Portfolio (TRowNwAmGr) 652,107 shares (cost $13,810,682)	14,398,522

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Personal Strategy Balanced Portfolio (TRowPerStrBal) 3,519 shares (cost $72,684)	$65,811
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro) 488,432 shares (cost $11,601,370)	14,897,163
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VEWrldEMkt) 1,116,088 shares (cost $23,764,593)	30,937,964
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VEWrldHAs) 834,436 shares (cost $27,542,303)	34,370,405
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (VKUCorPlus) 296,176 shares (cost $3,381,062)	3,429,724
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKUEmMkt) 1,433,181 shares (cost $12,265,857)	12,225,035
Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKUMCpGro) 630,309 shares (cost $8,279,246)	9,189,907
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUUSRE) 3,157,714 shares (cost $73,107,954)	69,627,587
W&R Target Funds, Inc. - Growth Portfolio (WRGrowth) 20,126 shares (cost $242,209)	241,986
W&R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS) 21,669 shares (cost $177,407)	151,396
W&R Target Funds, Inc. - Science and Technology Portfolio (WRSciTech) 253 shares (cost $5,309)	4,556
Wells Fargo AVT - Opportunity FundSM (WFVOpp) 1,226,110 shares (cost $26,824,475)	27,011,195

Total Investments	4,818,024,834
Accounts Receivable	110,183

Total Assets	4,818,135,017
Accounts Payable	—

Contract Owners Equity (note 7)	$4,818,135,017

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AIMIntGr	AlVGrIncA	AlVIntlValA	AlVSmMdCpA
Reinvested dividends	$91,678,320	50,478	-	-	140,576	299,842	281,943	46,884
Mortality and expense risk charges (note 3)	(6,216,537)	(6,570)	-	(26,701)	(78,764)	(47,895)	(70,619)	(1,256)

Net investment income (loss)	85,461,783	43,908	-	(26,701)	61,812	251,947	211,324	45,628

Proceeds from mutual fund shares sold	1,080,591,585	2,185,251	288,900	3,716,326	4,788,216	3,214,155	4,261,828	1,310,064
Cost of mutual fund shares sold	(873,005,198)	(1,836,834)	(214,877)	(2,668,300)	(3,191,605)	(2,622,874)	(3,584,527)	(1,107,569)

Realized gain (loss) on investments	207,586,387	348,417	74,023	1,048,026	1,596,611	591,281	677,301	202,495
Change in unrealized gain (loss) on investments	(135,244,323)	(710,460)	106,701	(966,703)	1,281,739	(848,511)	(1,000,621)	(661,993)

Net gain (loss) on investments	72,342,064	(362,043)	180,724	81,323	2,878,350	(257,230)	(323,320)	(459,498)

Reinvested capital gains	219,084,030	470,561	-	1,262,845	-	1,017,690	932,439	346,724

Net increase (decrease) in contract owners’ equity resulting from operations	$376,887,877	152,426	180,724	1,317,467	2,940,162	1,012,407	820,443	(67,146)

Investment activity:	ACVPIncGr	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal	ACVPVista1
Reinvested dividends	$523,519	296,823	339,626	61,541	17,552	-	1,204,997	-
Mortality and expense risk charges (note 3)	(11,691)	-	(55,274)	-	-	(2,826)	(58,535)	(1,573)

Net investment income (loss)	511,828	296,823	284,353	61,541	17,552	(2,826)	1,146,462	(1,573)

Proceeds from mutual fund shares sold	6,391,885	2,961,768	12,792,551	415,418	2,159,832	1,066,220	13,113,684	1,147,575
Cost of mutual fund shares sold	(3,826,687)	(3,008,609)	(7,030,659)	(266,988)	(2,075,191)	(964,410)	(11,266,074)	(998,331)

Realized gain (loss) on investments	2,565,198	(46,841)	5,761,892	148,430	84,641	101,810	1,847,610	149,244
Change in unrealized gain (loss) on investments	(3,011,606)	393,108	1,798,877	1,432,507	(281,936)	772,249	(12,797,015)	352,778

Net gain (loss) on investments	(446,408)	346,267	7,560,769	1,580,937	(197,295)	874,059	(10,949,405)	502,022

Reinvested capital gains	-	-	-	-	36,360	-	6,248,743	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,420	643,090	7,845,122	1,642,478	(143,383)	871,233	(3,554,200)	500,449

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	BRIntIndex	BRLrgCp	CalVSSocEq	CSTGIobSmCp	CSTIntFoc	CSTLCapV	DrylPMidCap	DrylPSmCap
Reinvested dividends	$-	32,666	-	-	24,804	23,508	4,679	95,818
Mortality and expense risk charges (note 3)	(1,459)	(6,879)	(281)	(211)	(352)	(175)	(2,385)	(39,671)

Net investment income (loss)	(1,459)	25,787	(281)	(211)	24,452	23,333	2,294	56,147

Proceeds from mutual fund shares sold	1,799,658	242,954	94,444	216,013	216,956	408,875	817,564	7,867,956
Cost of mutual fund shares sold	(1,845,720)	(231,946)	(80,252)	(131,657)	(117,321)	(290,561)	(859,538)	(6,437,491)

Realized gain (loss) on investments	(46,062)	11,008	14,192	84,356	99,635	118,314	(41,974)	1,430,465
Change in unrealized gain (loss) on investments	180,030	(384,037)	(10,352)	(105,235)	219,876	(439,671)	(74,440)	(2,636,043)

Net gain (loss) on investments	133,968	(373,029)	3,840	(20,879)	319,511	(321,357)	(116,414)	(1,205,578)

Reinvested capital gains	-	515,034	6,543	-	-	348,824	132,936	1,029,058

Net increase (decrease) in contract owners’ equity resulting from operations	$132,509	167,792	10,102	(21,090)	343,963	50,800	18,816	(120,373)

Investment activity:	DryStklx	DryVApp	DryVDevLd	DryVlntVal	DWSVHghRtrn	FedAmLead	FedCapAp	FedMrkOp
Reinvested dividends	$6,828,654	554,508	5,945	604,139	5,896	4,935	3,604	483
Mortality and expense risk charges (note 3)	(621,689)	(38,505)	-	(96,433)	(1,651)	-	-	-

Net investment income (loss)	6,206,965	516,003	5,945	507,706	4,245	4,935	3,604	483

Proceeds from mutual fund shares sold	64,834,443	5,607,469	196,844	14,030,000	114,110	138,214	131,641	9,136
Cost of mutual fund shares sold	(39,572,589)	(3,607,367)	(205,752)	(11,953,142)	(110,285)	(132,467)	(98,201)	(9,265)

Realized gain (loss) on investments	25,261,854	2,000,102	(8,908)	2,076,858	3,825	5,747	33,440	(129)
Change in unrealized gain (loss) on investments	(11,213,766)	(36,012)	(186,955)	(5,890,842)	(35,281)	(77,319)	9,103	(1,040)

Net gain (loss) on investments	14,048,088	1,964,090	(195,863)	(3,813,984)	(31,456)	(71,572)	42,543	(1,169)

Reinvested capital gains	-	-	103,932	4,852,609	4,673	36,771	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,255,053	2,480,093	(85,986)	1,546,331	(22,538)	(29,866)	46,147	(686)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvSR	FidVIPConS
Reinvested dividends	$3,012,535	1,932,978	656,152	2,077,049	190,145	1,625,906	538,729	1,910,296
Mortality and expense risk charges (note 3)	(59,132)	(117,543)	(86,521)	(17,826)	-	(87,720)	-	(258,348)

Net investment income (loss)	2,953,403	1,815,435	569,631	2,059,223	190,145	1,538,186	538,729	1,651,948

Proceeds from mutual fund shares sold	30,356,930	19,337,365	23,181,545	6,510,557	350,299	9,420,379	2,559,592	22,882,344
Cost of mutual fund shares sold	(31,571,489)	(12,532,637)	(17,577,883)	(6,699,624)	(361,824)	(5,956,483)	(1,820,952)	(12,034,842)

Realized gain (loss) on investments	(1,214,559)	6,804,728	5,603,662	(189,067)	(11,525)	3,463,896	738,640	10,847,502
Change in unrealized gain (loss) on investments	608,709	(15,905,975)	18,441,027	(1,231,809)	(188,751)	(432,859)	309,061	(35,362,204)

Net gain (loss) on investments	(605,850)	(9,101,247)	24,044,689	(1,420,876)	(200,276)	3,031,037	1,047,701	(24,514,702)

Reinvested capital gains	-	9,084,163	97,886	-	-	3,263,967	1,044,686	57,020,823

Net increase (decrease) in contract owners’ equity resulting from operations	$2,347,553	1,798,351	24,712,206	638,347	(10,131)	7,833,190	2,631,116	34,158,069

Investment activity:	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree20S	FidVIPFree30S
Reinvested dividends	$476,436	-	270,110	79,172	12,190	37,076	61,125	38,873
Mortality and expense risk charges (note 3)	(4,347)	(2,839)	(26,833)	(644)	-	-	-	-

Net investment income (loss)	472,089	(2,839)	243,277	78,528	12,190	37,076	61,125	38,873

Proceeds from mutual fund shares sold	3,723,080	3,462,748	4,763,617	2,950,103	3,796,385	352,551	282,835	171,089
Cost of mutual fund shares sold	(3,882,092)	(2,086,112)	(4,018,048)	(2,902,449)	(3,700,169)	(316,589)	(231,055)	(137,832)

Realized gain (loss) on investments	(159,012)	1,376,636	745,569	47,654	96,216	35,962	51,780	33,257
Change in unrealized gain (loss) on investments	191,770	1,321,560	1,091,975	(544,851)	3,011,353	(16,903)	(8,653)	(2,052)

Net gain (loss) on investments	32,758	2,698,196	1,837,544	(497,197)	3,107,569	19,059	43,127	31,205

Reinvested capital gains	-	-	3,082,876	911,629	563,500	35,183	84,690	65,958

Net increase (decrease) in contract owners’ equity resulting from operations	$504,847	2,695,357	5,163,697	492,960	3,683,259	91,318	188,942	136,036

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FrVIPDevMrk3	FrVIPForSec	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv	FrVIPSCapV1
Reinvested dividends	$134,911	69,784	344,432	141,669	59,433	127,625	401,727	106,122
Mortality and expense risk charges (note 3)	-	-	(53,327)	-	-	-	-	-

Net investment income (loss)	134,911	69,784	291,105	141,669	59,433	127,625	401,727	106,122

Proceeds from mutual fund shares sold	1,549,135	967,868	7,105,538	1,145,241	366,147	1,403,298	2,960,392	1,568,641
Cost of mutual fund shares sold	(1,111,708)	(633,458)	(5,349,471)	(872,410)	(325,544)	(1,360,058)	(2,364,466)	(1,247,964)

Realized gain (loss) on investments	437,427	334,410	1,756,067	272,831	40,603	43,240	595,926	320,677
Change in unrealized gain (loss) on investments	427,527	(64,148)	(279,035)	238,423	120,126	(153,756)	(1,588,215)	(1,564,171)

Net gain (loss) on investments	864,954	270,262	1,477,032	511,254	160,729	(110,516)	(992,289)	(1,243,494)

Reinvested capital gains	445,938	144,496	785,608	307,222	-	23,668	227,655	811,996

Net increase (decrease) in contract owners’ equity resulting from operations	$1,445,803	484,542	2,553,745	960,145	220,162	40,777	(362,907)	(325,376)

Investment activity:	FrVIPSCapV2	GSVTMdCpV	JAspBal	JAspForty	JAspGITechS	JAspRMgCore	JAsplntGroS2	JAsplntGroS
Reinvested dividends	$28,063	625,839	189,547	96,428	52,327	2,302	86,238	283,951
Mortality and expense risk charges (note 3)	(12,400)	(208,678)	(17,100)	(47,731)	(5,158)	-	-	(62,515)

Net investment income (loss)	15,663	417,161	172,447	48,697	47,169	2,302	86,238	221,436

Proceeds from mutual fund shares sold	889,465	15,932,662	3,293,597	9,134,288	4,899,815	161,786	1,401,777	13,510,143
Cost of mutual fund shares sold	(773,836)	(14,124,662)	(2,908,086)	(5,275,750)	(2,658,012)	(168,232)	(1,029,978)	(4,790,129)

Realized gain (loss) on investments	115,629	1,808,000	385,511	3,858,538	2,241,803	(6,446)	371,799	8,720,014
Change in unrealized gain (loss) on investments	(654,836)	(11,651,421)	149,402	12,121,690	748,048	33,823	3,732,278	6,681,827

Net gain (loss) on investments	(539,207)	(9,843,421)	534,913	15,980,228	2,989,851	27,377	4,104,077	15,401,841

Reinvested capital gains	288,566	11,581,061	-	-	-	3,990	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(234,978)	2,154,801	707,360	16,028,925	3,037,020	33,669	4,190,315	15,623,277

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JPMMidCapGr	JPMMidCapV	LBTShrtDBd	LincGroOp	LrdMidCapV	MFSInvGrSt	MFSRsrchIntl	MFSValue
Reinvested dividends	$-	4,906	235,067	-	8,625	15,269	-	49,384
Mortality and expense risk charges (note 3)	(13,419)	(431)	-	(37,013)	(3,828)	-	(8)	-

Net investment income (loss)	(13,419)	4,475	235,067	(37,013)	4,797	15,269	(8)	49,384

Proceeds from mutual fund shares sold	2,066,026	100,579	3,179,035	3,233,969	883,419	993,027	1,568	950,557
Cost of mutual fund shares sold	(1,941,595)	(133,430)	(3,162,507)	(2,773,860)	(833,466)	(749,308)	(1,470)	(731,214)

Realized gain (loss) on investments	124,431	(32,851)	16,528	460,109	49,953	243,719	98	219,343
Change in unrealized gain (loss) on investments	(248,142)	(84,540)	149,231	(1,486,508)	(364,934)	229,819	264	14,453

Net gain (loss) on investments	(123,711)	(117,391)	165,759	(1,026,399)	(314,981)	473,538	362	233,796

Reinvested capital gains	863,461	116,564	-	1,458,483	253,561	-	-	84,573

Net increase (decrease) in contract owners’ equity resulting from operations	$726,331	3,648	400,826	395,071	(56,623)	488,807	354	367,753

Investment activity:	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc	NVITFHiInc3	NVITEmMrkts
Reinvested dividends	$68,968	142,989	111,882	11,382	34,454	1,883,010	959,716	278,098
Mortality and expense risk charges (note 3)	-	-	-	-	-	(35,581)	-	(86,583)

Net investment income (loss)	68,968	142,989	111,882	11,382	34,454	1,847,429	959,716	191,515

Proceeds from mutual fund shares sold	1,651,012	434,306	471,163	13,580	415,613	7,399,989	2,490,023	8,340,628
Cost of mutual fund shares sold	(1,510,885)	(432,301)	(382,797)	(13,873)	(352,171)	(7,675,666)	(2,510,291)	(4,773,026)

Realized gain (loss) on investments	140,127	2,005	88,366	(293)	63,442	(275,677)	(20,268)	3,567,602
Change in unrealized gain (loss) on investments	(63,468)	(97,260)	251,313	(34,922)	288,185	(819,124)	(686,065)	6,433,912

Net gain (loss) on investments	76,659	(95,255)	339,679	(35,215)	351,627	(1,094,801)	(706,333)	10,001,514

Reinvested capital gains	1,640	-	-	-	1,318	-	-	3,989,041

Net increase (decrease) in contract owners’ equity resulting from operations	$147,267	47,734	451,561	(23,833)	387,399	752,628	253,383	14,182,070

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITEmMrkts3	NVITGlUtl	NVITIntGro	NVITWLead	NVITGlFin	NVITGlHlth	NVITGlHlth3	NVITGlTech
Reinvested dividends	$127,640	126,321	39,290	27,014	165,433	2,768	2,051	-
Mortality and expense risk charges (note 3)	-	(1,962)	(3,637)	(1,716)	(3,923)	(4,688)	-	(8,401)

Net investment income (loss)	127,640	124,359	35,653	25,298	161,510	(1,920)	2,051	(8,401)

Proceeds from mutual fund shares sold	3,001,189	1,771,745	4,538,398	1,018,063	1,456,594	788,577	1,199,242	2,150,630
Cost of mutual fund shares sold	(1,930,418)	(1,506,076)	(3,147,559)	(588,274)	(1,406,809)	(756,788)	(1,113,024)	(1,700,477)

Realized gain (loss) on investments	1,070,771	265,669	1,390,839	429,789	49,785	31,789	86,218	450,153
Change in unrealized gain (loss) on investments	3,392,089	(654,732)	(15,627)	692,082	(968,313)	339,170	196,615	432,229

Net gain (loss) on investments	4,462,860	(389,063)	1,375,212	1,121,871	(918,528)	370,959	282,833	882,382

Reinvested capital gains	1,739,899	1,129,147	800,247	-	695,341	71,596	55,688	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,330,399	864,443	2,211,112	1,147,169	(61,677)	440,635	340,572	873,981

Investment activity:	NVITGlTech3	NVITGvtBd	NVITGrowth	NVITIntIdx2	NVITIntIdx6	NVITIntValI	NVITIntVal3	NVITIDAgg2
Reinvested dividends	$-	4,430,173	31,775	23,759	8,079	53,925	209,918	605,684
Mortality and expense risk charges (note 3)	-	(155,774)	(2,346)	(3,593)	-	-	-	(22,085)

Net investment income (loss)	-	4,274,399	29,429	20,166	8,079	53,925	209,918	583,599

Proceeds from mutual fund shares sold	726,446	20,125,416	2,094,807	115,850	93,527	1,015,041	1,809,439	4,241,057
Cost of mutual fund shares sold	(620,152)	(21,527,058)	(1,564,344)	(116,737)	(78,920)	(834,415)	(1,489,256)	(3,265,727)

Realized gain (loss) on investments	106,294	(1,401,642)	530,463	(887)	14,607	180,626	320,183	975,330
Change in unrealized gain (loss) on investments	306,317	3,759,402	2,553,716	(12,435)	4,283	(315,435)	(931,852)	(1,210,646)

Net gain (loss) on investments	412,611	2,357,760	3,084,179	(13,322)	18,890	(134,809)	(611,669)	(235,316)

Reinvested capital gains	-	-	-	4,192	1,322	181,307	679,607	960,583

Net increase (decrease) in contract owners’ equity resulting from operations	$412,611	6,632,159	3,113,608	11,036	28,291	100,423	277,856	1,308,866

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap	NVITMyMkt
Reinvested dividends	$489,526	1,812,633	1,799,474	988,254	382,922	-	1,112,193	5,472,440
Mortality and expense risk charges (note 3)	(16,081)	(42,475)	(21,299)	(63,285)	(10,746)	(4,547)	(120,511)	(25,508)

Net investment income (loss)	473,445	1,770,158	1,778,175	924,969	372,176	(4,547)	991,682	5,446,932

Proceeds from mutual fund shares sold	1,749,356	6,440,948	6,112,547	4,044,620	3,076,780	4,214,210	22,565,290	63,121,012
Cost of mutual fund shares sold	(1,730,383)	(5,041,593)	(4,667,538)	(3,709,294)	(2,304,031)	(3,162,275)	(15,461,329)	(63,121,012)

Realized gain (loss) on investments	18,973	1,399,355	1,445,009	335,326	772,749	1,051,935	7,103,961	-
Change in unrealized gain (loss) on investments	(111,573)	(729,998)	(491,544)	(460,314)	(829,543)	474,143	(4,305,215)	-

Net gain (loss) on investments	(92,600)	669,357	953,465	(124,988)	(56,794)	1,526,078	2,798,746	-

Reinvested capital gains	324,884	1,019,405	1,501,624	847,408	472,649	-	2,350,170	-

Net increase (decrease) in contract owners’ equity resulting from operations	$705,729	3,458,920	4,233,264	1,647,389	788,031	1,521,531	6,140,598	5,446,932

Investment activity:	NVITMyMkt5	NVITSmCapGr	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITNWLead	NVITUSGro	NVITVKVal
Reinvested dividends	$16,485,379	-	849,017	94,226	5,530,648	22,103	-	254,080
Mortality and expense risk charges (note 3)	(773,471)	(21,368)	(65,189)	(147,002)	(493,491)	(479)	(4,713)	(1,622)

Net investment income (loss)	15,711,908	(21,368)	783,828	(52,776)	5,037,157	21,624	(4,713)	252,458

Proceeds from mutual fund shares sold	114,166,836	6,227,030	20,271,683	19,122,713	139,431,395	545,013	1,433,922	2,156,330
Cost of mutual fund shares sold	(114,166,836)	(4,895,497)	(16,999,755)	(17,347,756)	(102,833,919)	(540,968)	(1,441,896)	(1,769,829)

Realized gain (loss) on investments	-	1,331,533	3,271,928	1,774,957	36,597,476	4,045	(7,974)	386,501
Change in unrealized gain (loss) on investments	-	891,419	(18,612,733)	(13,324,530)	(23,147,644)	(179,532)	1,327,479	(1,615,122)

Net gain (loss) on investments	-	2,222,952	(15,340,805)	(11,549,573)	13,449,832	(175,487)	1,319,505	(1,228,621)

Reinvested capital gains	-	-	9,528,527	13,780,217	26,261,593	322,938	-	666,775

Net increase (decrease) in contract owners’ equity resulting from operations	$15,711,908	2,201,584	(5,028,450)	2,177,868	44,748,582	169,075	1,314,792	(309,388)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMltSec	NBTAFasc	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegl	NBTARegS
Reinvested dividends	$922,244	-	34,475	69,179	-	128,736	3,444	5,364
Mortality and expense risk charges (note 3)	(28,133)	(1,623)	(6,081)	-	(24,011)	(3,946)	(2,699)	-

Net investment income (loss)	894,111	(1,623)	28,394	69,179	(24,011)	124,790	745	5,364

Proceeds from mutual fund shares sold	6,440,567	883,817	3,270,789	701,295	4,965,066	3,635,144	656,683	445,843
Cost of mutual fund shares sold	(6,487,096)	(802,682)	(1,847,677)	(556,445)	(2,138,391)	(2,854,320)	(622,815)	(428,123)

Realized gain (loss) on investments	(46,529)	81,135	1,423,112	144,850	2,826,675	780,824	33,868	17,720
Change in unrealized gain (loss) on investments	145,385	(109,895)	(490,657)	(380,354)	6,405,275	(1,165,305)	(28,828)	(44,082)

Net gain (loss) on investments	98,856	(28,760)	932,455	(235,504)	9,231,950	(384,481)	5,040	(26,362)

Reinvested capital gains	1,101	14,207	-	245,830	-	2,014,528	20,694	34,794

Net increase (decrease) in contract owners’ equity resulting from operations	$994,068	(16,176)	960,849	79,505	9,207,939	1,754,837	26,479	13,796

Investment activity:	NBTSocRes	OppCapAp	OppGISec3	OppGISec	OppHighlnc3	OppHighlnc	OppMStSCap	OppMSt
Reinvested dividends	$3,373	286,511	244,490	989,341	-	314,323	15,649	454,615
Mortality and expense risk charges (note 3)	-	(185,004)	-	(143,243)	-	-	-	(19,177)

Net investment income (loss)	3,373	101,507	244,490	846,098	-	314,323	15,649	435,438

Proceeds from mutual fund shares sold	408,397	17,236,796	1,888,380	11,450,938	643,817	3,498,484	563,775	6,432,589
Cost of mutual fund shares sold	(312,559)	(10,516,894)	(1,480,480)	(7,924,770)	(650,451)	(3,412,240)	(396,268)	(3,944,229)

Realized gain (loss) on investments	95,838	6,719,902	407,900	3,526,168	(6,634)	86,244	167,507	2,488,360
Change in unrealized gain (loss) on investments	105,082	9,684,670	(391,749)	(3,673,827)	(19,298)	(343,433)	(459,107)	(967,352)

Net gain (loss) on investments	200,920	16,404,572	16,151	(147,659)	(25,932)	(257,189)	(291,600)	1,521,008

Reinvested capital gains	12,686	-	890,130	3,596,308	-	-	166,883	-

Net increase (decrease) in contract owners’ equity resulting from operations	$216,979	16,506,079	1,150,771	4,294,747	(25,932)	57,134	(109,068)	1,956,446

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppMidCap	PVITAllAst	PVITLowDur	PVITRealRet	PVITTotRet	PioVHiYield	PVTGroInc	PVTIntlEq
Reinvested dividends	$-	132,868	2,019,831	2,137,195	6,371,804	794,925	17,993	71,341
Mortality and expense risk charges (note 3)	(37,301)	(4,049)	(106,088)	(137,283)	(349,696)	(38,795)	-	-

Net investment income (loss)	(37,301)	128,819	1,913,743	1,999,912	6,022,108	756,130	17,993	71,341

Proceeds from mutual fund shares sold	8,652,049	476,214	8,349,413	7,428,151	33,273,091	2,319,816	505,470	3,148,550
Cost of mutual fund shares sold	(5,831,266)	(467,566)	(8,517,041)	(8,048,450)	(34,542,418)	(2,347,190)	(452,154)	(2,547,263)

Realized gain (loss) on investments	2,820,783	8,648	(167,628)	(620,299)	(1,269,327)	(27,374)	53,316	601,287
Change in unrealized gain (loss) on investments	141,986	(16,995)	1,198,669	3,064,499	6,741,192	11,391	(329,857)	(765,324)

Net gain (loss) on investments	2,962,769	(8,347)	1,031,041	2,444,200	5,471,865	(15,983)	(276,541)	(164,037)

Reinvested capital gains	-	-	-	120,384	-	13,618	206,758	308,832

Net increase (decrease) in contract owners’ equity resulting from operations	$2,925,468	120,472	2,944,784	4,564,496	11,493,973	753,765	(51,790)	216,136

Investment activity:	PVTVoygr	RCFMicroCap	TRoeBIChip2	TRowEqlnc2	TRowLtdTBd2	TRowMidCap2	TRowNwAmGr	TRowPerStrBal
Reinvested dividends	$-	814,086	2,508	1,456,840	31,808	-	-	679
Mortality and expense risk charges (note 3)	-	(147,261)	-	(239,699)	-	(61,195)	(40,234)	(68)

Net investment income (loss)	-	666,825	2,508	1,217,141	31,808	(61,195)	(40,234)	611

Proceeds from mutual fund shares sold	78,925	10,858,817	388,044	18,681,309	145,201	8,729,015	2,222,261	5,357
Cost of mutual fund shares sold	(65,944)	(8,015,729)	(338,842)	(16,238,497)	(144,696)	(7,933,689)	(1,863,436)	(5,510)

Realized gain (loss) on investments	12,981	2,843,088	49,202	2,442,812	505	795,326	358,825	(153)
Change in unrealized gain (loss) on investments	10,030	(6,178,520)	200,505	(7,086,343)	9,510	(119,402)	(144,425)	(6,873)

Net gain (loss) on investments	23,011	(3,335,432)	249,707	(4,643,531)	10,015	675,924	214,400	(7,026)

Reinvested capital gains	-	4,638,864	-	5,888,178	-	2,917,556	1,393,989	5,564

Net increase (decrease) in contract owners’ equity resulting from operations	$23,011	1,970,257	252,215	2,461,788	41,823	3,532,285	1,568,155	(851)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	DrySRGro	VEWrldEMkt	VEWrldHAs	VKUCorPlus	VKUEmMkt	VKUMCpGro	VKUUSRE	WRGrowth
Reinvested dividends	$81,450	96,020	28,479	101,028	793,955	-	1,005,941	3
Mortality and expense risk charges (note 3)	(2,273)	(15,269)	(25,334)	-	(13,604)	(10,665)	(114,884)	(111)

Net investment income (loss)	79,177	80,751	3,145	101,028	780,351	(10,665)	891,057	(108)

Proceeds from mutual fund shares sold	2,449,715	6,255,565	10,146,751	296,291	4,715,133	1,287,621	30,563,083	44,347
Cost of mutual fund shares sold	(2,061,015)	(3,831,547)	(7,399,825)	(301,189)	(4,871,169)	(1,164,415)	(16,943,704)	(37,861)

Realized gain (loss) on investments	388,700	2,424,018	2,746,926	(4,898)	(156,036)	123,206	13,619,379	6,486
Change in unrealized gain (loss) on investments	673,725	850,067	3,778,614	49,582	(291,052)	902,460	(37,103,354)	(6,613)

Net gain (loss) on investments	1,062,425	3,274,085	6,525,540	44,684	(447,088)	1,025,666	(23,483,975)	(127)

Reinvested capital gains	-	3,792,797	2,778,314	-	339,236	356,505	7,855,595	5,561

Net increase (decrease) in contract owners’ equity resulting from operations	$1,141,602	7,147,633	9,306,999	145,712	672,499	1,371,506	(14,737,323)	5,326

Investment activity:	WRRealEstS	WRSciTech	WFVOpp
Reinvested dividends	$979	-	173,778
Mortality and expense risk charges (note 3)	(226)	(1)	(21,744)

Net investment income (loss)	753	(1)	152,034

Proceeds from mutual fund shares sold	94,643	136	5,972,875
Cost of mutual fund shares sold	(93,296)	(135)	(4,577,173)

Realized gain (loss) on investments	1,347	1	1,395,702
Change in unrealized gain (loss) on investments	(30,222)	(752)	(3,753,806)

Net gain (loss) on investments	(28,875)	(751)	(2,358,104)

Reinvested capital gains	6,902	833	4,072,320

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,220)	81	1,866,250

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$85,461,783	71,131,320	43,908	25,703	-	861	(26,701)	(23,827)
Realized gain (loss) on investments	207,586,387	166,896,656	348,417	125,383	74,023	22,497	1,048,026	932,075
Change in unrealized gain (loss) on investments	(135,244,323)	167,698,301	(710,460)	446,439	106,701	64,228	(966,703)	577,441
Reinvested capital gains	219,084,030	96,963,068	470,561	354,271	-	-	1,262,845	214,763

Net increase (decrease) in contract owners’ equity resulting from operations	376,887,877	502,689,345	152,426	951,796	180,724	87,586	1,317,467	1,700,452

Equity transactions:
Purchase payments received from contract owners (note 6)	417,190,529	573,057,603	1,197,541	1,176,451	250,700	237,149	1,151,457	1,353,692
Transfers between funds	-	-	(748,208)	296,702	(121,938)	201,737	1,923,219	1,319,907
Surrenders (note 6)	(256,215,304)	(387,471,327)	(641,252)	(218,710)	(18,388)	(63,473)	(719,451)	(524,411)
Death benefits (note 4)	(11,792,491)	(9,884,896)	(26,674)	(23,642)	(154)	(152)	(31,305)	(6,487)
Net policy repayments (loans) (note 5)	(29,372,844)	(17,332,223)	(34,194)	(49,371)	(14,072)	(32,507)	(31,954)	(22,732)
Deductions for surrender charges (note 2d)	(6,501,412)	(7,673,977)	(29,400)	(25,638)	(6,471)	(11,034)	(15,744)	(7,078)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(128,028,675)	(129,174,617)	(356,962)	(375,194)	(87,879)	(88,470)	(437,771)	(457,957)
Asset charges (note 3):
FPVUL & VEL contracts	(6,839,415)	(6,179,710)	(22,990)	(20,591)	(5,437)	(4,559)	(15,294)	(12,480)
MSP contracts	(318,936)	(268,091)	(395)	(331)	(195)	(52)	(359)	(272)
SL contracts	(1,297,927)	(1,272,062)	(2,809)	(2,357)	(2,236)	(1,757)	(1,105)	(744)
Adjustments to maintain reserves	(18,753)	53,319	34	462	6	10	916	8,280

Net equity transactions	(23,195,228)	13,854,019	(665,309)	757,781	(6,064)	236,892	1,822,608	1,649,718

Net change in contract owners’ equity	353,692,649	516,543,364	(512,883)	1,709,577	174,660	324,478	3,140,075	3,350,170
Contract owners’ equity beginning of period	4,464,442,368	3,947,899,004	8,574,647	6,865,070	1,561,030	1,236,552	12,650,035	9,299,865

Contract owners’ equity end of period	$4,818,135,017	4,464,442,368	8,061,764	8,574,647	1,735,690	1,561,030	15,790,110	12,650,035

CHANGES IN UNITS:
Beginning units	307,762,808	302,538,590	491,676	445,372	102,104	85,976	650,168	556,838

Units purchased	70,093,417	72,274,994	94,233	109,212	17,135	29,998	183,074	220,422
Units redeemed	(70,799,559)	(67,050,776)	(130,527)	(62,908)	(17,887)	(13,870)	(99,854)	(127,092)

Ending units	307,056,666	307,762,808	455,382	491,676	101,352	102,104	733,388	650,168

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMIntGr		AlVGrIncA		AlVIntlValA		AlVSmMdCpA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$61,812	126,254	251,947	200,486	211,324	27,039	45,628	15,779
Realized gain (loss) on investments	1,596,611	2,296,573	591,281	619,350	677,301	(95,855)	202,495	172,807
Change in unrealized gain (loss) on investments	1,281,739	1,887,880	(848,511)	1,156,397	(1,000,621)	1,454,350	(661,993)	2,419
Reinvested capital gains	-	-	1,017,690	880,352	932,439	52,921	346,724	260,883

Net increase (decrease) in contract owners’ equity resulting from operations	2,940,162	4,310,707	1,012,407	2,856,585	820,443	1,438,455	(67,146)	451,888

Equity transactions:
Purchase payments received from contract owners (note 6)	2,910,438	2,185,394	1,244,527	1,332,130	572,520	526,879	352,912	475,185
Transfers between funds	11,396,412	2,244,556	863,443	(847,376)	19,294,463	11,770,029	2,409,121	(661,700)
Surrenders (note 6)	(335,911)	(4,336,178)	(1,212,807)	(267,171)	(7,839)	(1,408,723)	(217,939)	(159,244)
Death benefits (note 4)	(21,095)	(15,626)	(14,872)	(8,311)	(56,986)	-	(5,672)	(2,134)
Net policy repayments (loans) (note 5)	(242,049)	(196)	(118,508)	(46,911)	(35,361)	-	(7,831)	(50,912)
Deductions for surrender charges (note 2d)	-	-	(9,122)	(13,479)	-	-	(15,937)	(6,312)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(427,246)	(306,400)	(358,485)	(361,822)	(308,813)	(44,346)	(161,134)	(131,298)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(14,823)	(13,967)	-	-	(15,421)	(10,153)
MSP contracts	-	-	(121)	(171)	-	-	(331)	(292)
SL contracts	-	-	(1,930)	(1,569)	-	-	(2,042)	(4,482)
Adjustments to maintain reserves	886	6,023	596	967	1,897	78	(11)	49

Net equity transactions	13,281,435	(222,427)	377,898	(227,680)	19,459,881	10,843,917	2,335,715	(551,293)

Net change in contract owners’ equity	16,221,597	4,088,280	1,390,305	2,628,905	20,280,324	12,282,372	2,268,569	(99,405)

Contract owners’ equity beginning of period	19,668,756	15,580,476	19,960,239	17,331,334	12,282,372	_	3,385,395	3,484,800

Contract owners’ equity end of period	$35,890,353	19,668,756	21,350,544	19,960,239	32,562,696	12,282,372	5,653,964	3,385,395

CHANGES IN UNITS:
Beginning units	1,098,252	1,111,978	1,107,894	1,125,026	1,085,100	-	168,136	198,030

Units purchased	850,615	398,004	472,578	155,838	1,879,153	1,233,682	129,927	27,715
Units redeemed	(198,855)	(411,730)	(453,326)	(172,970)	(238,907)	(148,582)	(21,237)	(57,609)

Ending units	1,750,012	1,098,252	1,127,146	1,107,894	2,725,346	1,085,100	276,826	168,136

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPIncGr		ACVPInflPro2		ACVPInt		ACVPInt3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$511,828	506,897	296,823	222,068	284,353	683,075	61,541	85,854
Realized gain (loss) on investments	2,565,198	1,559,858	(46,841)	(85,474)	5,761,892	3,645,694	148,430	106,709
Change in unrealized gain (loss) on investments	(3,011,606)	2,321,259	393,108	(15,319)	1,798,877	6,143,566	1,432,507	1,216,942
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,420	4,388,014	643,090	121,275	7,845,122	10,472,335	1,642,478	1,409,505

Equity transactions:
Purchase payments received from contract owners (note 6)	1,912,420	2,980,810	586,693	928,163	1,129,512	2,241,271	2,004,931	2,336,741
Transfers between funds	(2,582,550)	(2,604,445)	70,579	324,789	(3,168,405)	(3,443,452)	1,486,520	705,137
Surrenders (note 6)	(1,531,841)	(952,973)	(286,864)	(348,613)	(4,446,804)	(2,510,699)	(454,710)	(331,029)
Death benefits (note 4)	(37,993)	(318,302)	(27,458)	(22,996)	(45,503)	(37,490)	(5,183)	(49,540)
Net policy repayments (loans) (note 5)	(177,542)	(226,058)	(59,228)	(327,756)	(344,380)	(339,142)	13,108	132,448
Deductions for surrender charges (note 2d)	(76,984)	(112,887)	(30,809)	(19,201)	(54,603)	(94,716)	(33,510)	(36,083)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,114,346)	(1,246,462)	(268,880)	(319,214)	(1,414,634)	(1,524,282)	(521,041)	(404,972)
Asset charges (note 3):
FPVUL & VEL contracts	(80,140)	(79,777)	(22,072)	(21,467)	(67,758)	(70,652)	(37,100)	(23,569)
MSP contracts	(3,709)	(5,628)	(538)	(814)	(2,679)	(2,348)	(267)	(307)
SL contracts	(14,574)	(14,084)	(4,114)	(2,931)	(12,923)	(12,441)	(4,937)	(3,162)
Adjustments to maintain reserves	161	(11)	(693)	767	399	1,869	73	44

Net equity transactions	(3,707,098)	(2,579,817)	(43,383)	190,727	(8,427,778)	(5,792,082)	2,447,883	2,325,708

Net change in contract owners’ equity	(3,641,678)	1,808,197	599,707	312,002	(582,656)	4,680,253	4,090,361	3,735,213
Contract owners’ equity beginning of period	29,369,605	27,561,408	6,258,062	5,946,060	49,303,592	44,623,339	8,009,559	4,274,346

Contract owners’ equity end of period	$25,727,927	29,369,605	6,857,769	6,258,062	48,720,936	49,303,592	12,099,920	8,009,559

CHANGES IN UNITS:
Beginning units	1,778,146	1,931,714	555,240	535,932	3,354,086	3,726,960	548,782	366,150

Units purchased	200,389	217,280	145,441	119,512	289,620	281,367	224,236	251,977
Units redeemed	(420,833)	(370,848)	(144,991)	(100,204)	(813,642)	(654,241)	(70,780)	(69,345)

Ending units	1,557,702	1,778,146	555,690	555,240	2,830,064	3,354,086	702,238	548,782

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPMdCpV		ACVPUltra		ACVPVal		ACVPVista1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$17,552	7,230	(2,826)	(4,670)	1,146,462	943,936	(1,573)	(376)
Realized gain (loss) on investments	84,641	39,846	101,810	349,714	1,847,610	4,128,014	149,244	5,558
Change in unrealized gain (loss) on investments	(281,936)	69,490	772,249	(515,226)	(12,797,015)	598,190	352,778	(3,442)
Reinvested capital gains	36,360	36,808	-	-	6,248,743	6,275,420	-	410

Net increase (decrease) in contract owners’ equity resulting from operations	(143,383)	153,374	871,233	(170,182)	(3,554,200)	11,945,560	500,449	2,150

Equity transactions:
Purchase payments received from contract owners (note 6)	245,102	171,210	733,652	709,134	6,271,631	7,141,601	285,433	37,713
Transfers between funds	1,178,146	293,492	911,467	(386,691)	(1,015,182)	(3,927,338)	4,544,583	236,263
Surrenders (note 6)	(43,795)	(1,899)	(401,827)	(2,621,454)	(4,735,105)	(10,120,839)	(122,930)	(10,557)
Death benefits (note 4)	(1,833)	-	(97,580)	(47)	(157,391)	(279,435)	-	-
Net policy repayments (loans) (note 5)	(36,091)	(5,739)	17,070	(101,504)	(746,037)	(950,746)	(25,416)	(786)
Deductions for surrender charges (note 2d)	(2,369)	(370)	(23,662)	(7,518)	(126,136)	(188,437)	(1,382)	(462)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(106,743)	(42,240)	(205,932)	(252,783)	(2,586,369)	(2,646,918)	(55,422)	(10,111)
Asset charges (note 3):
FPVUL & VEL contracts	(8,168)	(2,707)	(11,192)	(10,529)	(186,534)	(173,079)	(4,984)	(648)
MSP contracts	(402)	(68)	(237)	(93)	(5,553)	(4,929)	(82)	-
SL contracts	(1,231)	(392)	(1,442)	(1,283)	(34,123)	(38,866)	(571)	(31)
Adjustments to maintain reserves	28	73	(9,407)	(45,021)	177	(54)	66	62

Net equity transactions	1,222,644	411,360	910,910	(2,717,789)	(3,320,623)	(11,189,040)	4,619,295	251,443

Net change in contract owners’ equity	1,079,261	564,734	1,782,143	(2,887,971)	(6,874,823)	756,520	5,119,744	253,593
Contract owners’ equity beginning of period	1,212,113	647,379	3,978,277	6,866,248	75,281,642	74,525,122	348,465	94,872

Contract owners’ equity end of period	$2,291,374	1,212,113	5,760,420	3,978,277	68,406,819	75,281,642	5,468,209	348,465

CHANGES IN UNITS:
Beginning units	88,992	57,178	363,362	607,908	3,537,736	4,162,374	27,968	8,278

Units purchased	98,031	36,199	150,554	79,816	545,786	433,039	293,455	21,632
Units redeemed	(14,823)	(4,385)	(78,698)	(324,362)	(681,560)	(1,057,677)	(7,853)	(1,942)

Ending units	172,200	88,992	435,218	363,362	3,401,962	3,537,736	313,570	27,968

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	BRIntIndex		BRLrgCp		CalVSSocEq		CSTGlobSmCp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,459)	50,247	25,787	9,579	(281)	(194)	(211)	(325)
Realized gain (loss) on investments	(46,062)	8,081	11,008	68,179	14,192	447	84,356	117,852
Change in unrealized gain (loss) on investments	180,030	(180,415)	(384,037)	(10,146)	(10,352)	10,994	(105,235)	(23,716)
Reinvested capital gains	-	331,284	515,034	213,679	6,543	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	132,509	209,197	167,792	281,291	10,102	11,247	(21,090)	93,811

Equity transactions:
Purchase payments received from contract owners (note 6)	83,852	90,420	47,721	190,017	14,065	19,620	51,793	74,146
Transfers between funds	(1,595,988)	1,182,552	1,589,664	(455,857)	54,446	64,665	(92,106)	(58,140)
Surrenders (note 6)	(18,921)	(9,132)	(14,083)	(50,505)	(73,635)	-	(83,913)	(42,970)
Death benefits (note 4)	(10,826)	-	(5,537)	-	(81)	-	-	(18,844)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(6,212)	(11,747)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(938)	(869)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(11,115)	(19,146)	(21,324)	(16,166)	(1,312)	(934)	(27,327)	(32,002)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(2,735)	(2,756)
MSP contracts	-	-	-	-	-	-	(16)	(16)
SL contracts	-	-	-	-	-	-	(233)	(281)
Adjustments to maintain reserves	(44,731)	257	7	(119)	(3)	-	27	(9)

Net equity transactions	(1,597,729)	1,244,951	1,596,448	(332,630)	(6,520)	83,351	(161,660)	(93,488)

Net change in contract owners’ equity	(1,465,220)	1,454,148	1,764,240	(51,339)	3,582	94,598	(182,750)	323
Contract owners’ equity beginning of period	1,465,220	11,072	1,972,030	2,023,369	131,054	36,456	810,740	810,417

Contract owners’equity end of period	$-	1,465,220	3,736,270	1,972,030	134,636	131,054	627,990	810,740

CHANGES IN UNITS:
Beginning units	100,516	952	149,024	174,834	8,540	2,606	56,062	64,818

Units purchased	8,535	101,770	126,531	35,154	4,618	6,249	3,480	4,646
Units redeemed	(109,051)	(2,206)	(13,853)	(60,964)	(5,186)	(315)	(14,718)	(13,402)

Ending units	-	100,516	261,702	149,024	7,972	8,540	44,824	56,062

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	CSTIntFoc		CSTLCapV		DryIPMidCap		DryIPSmCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$24,452	19,527	23,333	15,228	2,294	1,263	56,147	48,995
Realized gain (loss) on investments	99,635	89,234	118,314	86,847	(41,974)	(19,997)	1,430,465	612,093
Change in unrealized gain (loss) on investments	219,876	224,640	(439,671)	203,991	(74,440)	(77,469)	(2,636,043)	1,659,449
Reinvested capital gains	-	-	348,824	-	132,936	164,113	1,029,058	494,024

Net increase (decrease) in contract owners’ equity resulting from operations	343,963	333,401	50,800	306,066	18,816	67,910	(120,373)	2,814,561

Equity transactions:
Purchase payments received from contract owners (note 6)	81,341	112,031	128,063	143,156	111,885	204,487	2,283,100	2,929,214
Transfers between funds	100,028	(13,728)	(47,961)	2,425	403,087	85,266	1,678,848	806,840
Surrenders (note 6)	(123,744)	(163,836)	(135,042)	(332,188)	(282,055)	(1,816)	(2,061,319)	(1,228,153)
Death benefits (note 4)	(8,395)	-	(72,029)	(14,371)	(214)	(247)	(4,170)	(25,726)
Net policy repayments (loans) (note 5)	(9,044)	(2,352)	(21,503)	(1,495)	-	-	(174,364)	172,200
Deductions for surrender charges (note 2d)	(855)	(3,086)	(5,349)	(6,014)	-	-	(38,645)	(38,750)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(76,002)	(74,131)	(61,573)	(66,132)	(12,776)	(15,087)	(655,341)	(671,685)
Asset charges (note 3):
FPVUL & VEL contracts	(7,110)	(6,351)	(5,446)	(5,227)	-	-	(34,319)	(31,087)
MSP contracts	(655)	(556)	(245)	(585)	-	-	(509)	(252)
SL contracts	(2,077)	(1,730)	(1,931)	(1,820)	-	-	(12,395)	(11,644)
Adjustments to maintain reserves	59	(16)	(36)	54	(5)	(27)	(76)	(416)

Net equity transactions	(46,454)	(153,755)	(223,051)	(282,197)	219,922	272,576	980,809	1,900,541

Net change in contract owners’ equity	297,509	179,646	(172,251)	23,869	238,738	340,486	860,436	4,715,102
Contract owners’ equity beginning of period	2,029,415	1,849,769	1,833,756	1,809,887	1,098,529	758,043	24,429,054	19,713,952

Contract owners’ equity end of period	$2,326,924	2,029,415	1,661,505	1,833,756	1,337,267	1,098,529	25,289,490	24,429,054

CHANGES IN UNITS:
Beginning units	129,014	139,456	102,220	119,654	62,728	46,536	1,557,038	1,435,892

Units purchased	12,795	8,937	8,719	13,626	37,635	24,949	602,368	323,159
Units redeemed	(14,369)	(19,379)	(20,177)	(31,060)	(25,173)	(8,757)	(536,062)	(202,013)

Ending units	127,440	129,014	90,762	102,220	75,190	62,728	1,623,344	1,557,038

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryStkIx		DryVApp		DryVDevLd		DryVIntVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,206,965	5,699,240	516,003	467,254	5,945	3,628	507,706	363,221
Realized gain (loss) on investments	25,261,854	11,897,478	2,000,102	1,580,401	(8,908)	19,205	2,076,858	2,441,440
Change in unrealized gain (loss) on investments	(11,213,766)	35,413,947	(36,012)	3,002,962	(186,955)	(67,857)	(5,890,842)	1,821,727
Reinvested capital gains	-	-	-	-	103,932	75,020	4,852,609	2,561,432

Net increase (decrease) in contract owners’ equity resulting from operations	20,255,053	53,010,665	2,480,093	5,050,617	(85,986)	29,996	1,546,331	7,187,820

Equity transactions:
Purchase payments received from contract owners (note 6)	24,508,912	30,357,131	3,353,471	4,078,265	87,987	171,060	3,426,310	2,541,484
Transfers between funds	1,308,614	3,805,115	(1,547,247)	(2,345,604)	(97,980)	(137,147)	(7,669,883)	3,545,051
Surrenders (note 6)	(29,844,299)	(67,888,901)	(2,082,693)	(1,732,303)	(22,898)	(49,066)	(1,507,377)	(2,320,877)
Death benefits (note 4)	(769,297)	(962,593)	(79,654)	(93,179)	-	-	(99,136)	(15,539)
Net policy repayments (loans) (note 5)	(3,201,321)	(1,978,995)	(140,908)	(182,056)	(12,090)	(13,508)	(2,323)	(119)
Deductions for surrender charges (note 2d)	(501,356)	(694,033)	(80,259)	(81,826)	(2,621)	(7,669)	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(11,291,321)	(11,797,426)	(1,198,375)	(1,296,162)	(36,440)	(47,214)	(419,219)	(459,041)
Asset charges (note 3):
FPVUL & VEL contracts	(547,091)	(524,708)	(76,825)	(72,977)	(2,983)	(3,269)	-	-
MSP contracts	(19,329)	(18,172)	(1,628)	(1,654)	-	(2)	-	-
SL contracts	(191,574)	(234,237)	(11,144)	(12,673)	(287)	(453)	-	-
Adjustments to maintain reserves	6,952	2,962	(14)	133	21	2	114	1,429

Net equity transactions	(20,541,110)	(49,933,857)	(1,865,277)	(1,740,036)	(87,291)	(87,266)	(6,271,514)	3,292,388

Net change in contract owners’ equity	(286,057)	3,076,808	614,816	3,310,581	(173,277)	(57,270)	(4,725,183)	10,480,208
Contract owners’ equity beginning of period	386,079,693	383,002,885	34,856,022	31,545,441	830,482	887,752	40,662,127	30,181,919

Contract owners’ equity end of period	$385,793,636	386,079,693	35,470,838	34,856,022	657,205	830,482	35,936,944	40,662,127

CHANGES IN UNITS:
Beginning units	28,048,062	31,982,494	2,409,358	2,474,314	52,662	58,416	1,939,658	1,760,980

Units purchased	4,719,678	4,117,062	607,099	365,532	5,842	9,815	269,097	420,700
Units redeemed	(5,621,246)	(8,051,494)	(664,085)	(430,488)	(11,648)	(15,569)	(559,651)	(242,022)

Ending units	27,146,494	28,048,062	2,352,372	2,409,358	46,856	52,662	1,649,104	1,939,658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DWSVHghRtrn		FedAmLead		FedCapAp		FedMrkOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$4,245	(84)	4,935	4,783	3,604	2,870	483	-
Realized gain (loss) on investments	3,825	16	5,747	3,656	33,440	4,163	(129)	4
Change in unrealized gain (loss) on investments	(35,281)	3,015	(77,319)	3,909	9,103	51,818	(1,040)	1,096
Reinvested capital gains	4,673	6,415	36,771	39,581	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,538)	9,362	(29,866)	51,929	46,147	58,851	(686)	1,100

Equity transactions:
Purchase payments received from contract owners (note 6)	49,254	-	28,866	30,290	60,780	75,660	4,266	1,073
Transfers between funds	559,320	161,696	(55,029)	(8,439)	29,775	(11,524)	3,199	39,280
Surrenders (note 6)	-	-	(2,842)	(4,011)	(13,727)	(4,403)	-	-
Death benefits (note 4)	(1,116)	-	-	(256)	(13,721)	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,178)	(2,610)	(4,101)	(8,462)	-	-
Deductions for surrender charges (note 2d)	-	-	(792)	(1,591)	(2,438)	(1,112)	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(11,816)	(196)	(14,388)	(16,466)	(14,174)	(25,262)	(1,614)	(236)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(1,294)	(1,273)	(1,541)	(1,215)	(168)	(31)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts	-	-	(218)	(214)	(437)	(380)	-	-
Adjustments to maintain reserves	16	23	4	(18)	(3)	22	3	21

Net equity transactions	595,658	161,523	(46,871)	(4,588)	40,413	23,324	5,686	40,107

Net change in contract owners’ equity	573,120	170,885	(76,737)	47,341	86,560	82,175	5,000	41,207
Contract owners’ equity beginning of period	170,885	-	362,314	314,973	427,702	345,527	41,207	-

Contract owners’ equity end of period	$744,005	170,885	285,577	362,314	514,262	427,702	46,207	41,207

CHANGES IN UNITS:
Beginning units	15,180	-	21,354	21,684	27,898	26,192	3,964	-

Units purchased	53,687	15,198	1,768	1,993	5,907	5,706	723	3,990
Units redeemed	(1,125)	(18)	(4,490)	(2,323)	(3,277)	(4,000)	(175)	(26)

Ending units	67,742	15,180	18,632	21,354	30,528	27,898	4,512	3,964

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedQualBd		FidVIPEIS		FidVIPGrS		FidVIPHIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,953,403	3,673,134	1,815,435	3,157,897	569,631	191,930	2,059,223	1,769,398
Realized gain (loss) on investments	(1,214,559)	(2,969,254)	6,804,728	3,953,839	5,603,662	414,070	(189,067)	(230,023)
Change in unrealized gain (loss) on investments	608,709	1,422,971	(15,905,975)	(784,378)	18,441,027	5,487,027	(1,231,809)	928,822
Reinvested capital gains	-	-	9,084,163	12,637,235	97,886	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,347,553	2,126,851	1,798,351	18,964,593	24,712,206	6,093,027	638,347	2,468,197

Equity transactions:
Purchase payments received from contract owners (note 6)	3,486,840	7,570,046	9,436,395	11,154,923	8,468,007	10,773,886	923,789	1,731,392
Transfers between funds	(3,943,312)	(25,553,825)	(4,324,122)	(1,222,766)	121,521	(4,832,624)	2,505,872	(1,845,924)
Surrenders (note 6)	(8,246,164)	(24,601,230)	(7,905,307)	(4,730,061)	(8,666,206)	(4,190,231)	(1,812,283)	(745,502)
Death benefits (note 4)	(41,641)	(620,801)	(304,543)	(297,737)	(256,936)	(300,161)	(59,045)	(156,750)
Net policy repayments (loans) (note 5)	(299,044)	(113,944)	(773,918)	(715,261)	(925,611)	(973,193)	(168,450)	(68,547)
Deductions for surrender charges (note 2d)	(110,230)	(146,590)	(146,063)	(218,615)	(219,666)	(318,657)	(34,988)	(37,870)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,647,824)	(2,059,972)	(3,867,630)	(3,938,665)	(4,546,257)	(4,709,990)	(850,419)	(936,225)
Asset charges (note 3):
FPVUL & VEL contracts	(77,644)	(77,916)	(251,651)	(227,733)	(265,028)	(243,847)	(41,429)	(45,759)
MSP contracts	(3,713)	(3,452)	(9,992)	(9,452)	(8,414)	(8,061)	(1,984)	(2,117)
SL contracts	(26,222)	(54,285)	(45,843)	(39,619)	(34,104)	(33,457)	(6,809)	(7,564)
Adjustments to maintain reserves	15	380	42	517	105	(357)	5	36

Net equity transactions	(10,908,939)	(45,661,589)	(8,192,633)	(244,469)	(6,332,589)	(4,836,692)	454,259	(2,114,830)

Net change in contract owners’ equity	(8,561,386)	(43,534,738)	(6,394,282)	18,720,124	18,379,617	1,256,335	1,092,606	353,367
Contract owners’ equity beginning of period	51,172,958	94,707,696	114,733,141	96,013,017	100,909,097	99,652,762	23,999,079	23,645,712

Contract owners’ equity end of period	$42,611,572	51,172,958	108,338,859	114,733,141	119,288,714	100,909,097	25,091,685	23,999,079

CHANGES IN UNITS:
Beginning units	3,505,854	6,767,940	6,732,512	6,711,838	8,389,342	8,629,460	2,029,708	2,215,374

Units purchased	355,799	558,517	1,067,632	860,926	1,052,833	1,461,572	437,840	151,651
Units redeemed	(1,092,643)	(3,820,603)	(1,540,596)	(840,252)	(1,661,947)	(1,701,690)	(443,764)	(337,317)

Ending units	2,769,010	3,505,854	6,259,548	6,732,512	7,780,228	8,389,342	2,023,784	2,029,708

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHISR		FidVIPOvS		FidVIPOvSR		FidVIPConS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$190,145	-	1,538,186	319,414	538,729	70,073	1,651,948	1,836,307
Realized gain (loss) on investments	(11,525)	-	3,463,896	4,071,039	738,640	282,979	10,847,502	11,699,925
Change in unrealized gain (loss) on investments	(188,751)	-	(432,859)	2,726,908	309,061	1,463,144	(35,362,204)	(9,318,194)
Reinvested capital gains	-	-	3,263,967	306,743	1,044,686	52,656	57,020,823	15,541,966

Net increase (decrease) in contract owners’ equity resulting from operations	(10,131)	-	7,833,190	7,424,104	2,631,116	1,868,852	34,158,069	19,760,004

Equity transactions:
Purchase payments received from contract owners (note 6)	506,305	-	1,393,703	3,018,320	2,730,506	3,546,542	15,364,595	17,548,803
Transfers between funds	1,866,571	-	3,832,575	748,578	859,448	3,202,427	12,122,488	17,996,364
Surrenders (note 6)	(91,357)	-	(3,929,899)	(9,482,188)	(1,032,737)	(395,114)	(10,820,047)	(16,106,681)
Death benefits (note 4)	(60)	-	(116,465)	(109,513)	(58,006)	(55,623)	(388,082)	(461,959)
Net policy repayments (loans) (note 5)	66,310	-	(209,007)	(259,760)	(71,019)	(132,023)	(2,377,897)	(958,341)
Deductions for surrender charges (note 2d)	(1,366)	-	(43,263)	(92,201)	(57,649)	(29,900)	(261,504)	(333,435)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(43,218)	-	(1,145,573)	(1,240,859)	(789,336)	(660,377)	(6,306,046)	(6,277,815)
Asset charges (note 3):
FPVUL & VEL contracts	(3,211)	-	(54,563)	(58,040)	(59,242)	(40,373)	(407,397)	(366,059)
MSP contracts	(39)	-	(1,869)	(1,764)	(749)	(458)	(12,811)	(10,744)
SL contracts	(717)	-	(18,308)	(26,278)	(9,858)	(6,533)	(71,024)	(58,385)
Adjustments to maintain reserves	177	-	851	4,520	46	35	2,206	9,345

Net equity transactions	2,299,395	-	(291,819)	(7,499,185)	1,511,404	5,428,603	6,844,480	10,981,093

Net change in contract owners’ equity	2,289,264	-	7,541,371	(75,081)	4,142,520	7,297,455	41,002,549	30,741,097
Contract owners’ equity beginning of period	-	-	47,338,183	47,413,264	14,537,128	7,239,673	196,681,878	165,940,781

Contract owners’ equity end of period	$2,289,264	-	54,879,554	47,338,183	18,679,648	14,537,128	237,684,427	196,681,878

CHANGES IN UNITS:
Beginning units	-	-	2,993,058	3,443,834	985,990	579,174	10,119,864	9,413,026

Units purchased	243,213	-	881,861	467,094	243,519	513,057	2,134,906	2,097,457
Units redeemed	(11,635)	-	(835,593)	(917,870)	(148,717)	(106,241)	(1,646,596)	(1,390,619)

Ending units	231,578	-	3,039,326	2,993,058	1,080,792	985,990	10,608,174	10,119,864

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPIGBdS		FidVIPGrOpS		FidVIPMCapS		FidVIPVaIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$472,089	296,348	(2,839)	88,641	243,277	49,604	78,528	36,639
Realized gain (loss) on investments	(159,012)	(19,947)	1,376,636	640,917	745,569	1,438,084	47,654	33,572
Change in unrealized gain (loss) on investments	191,770	100,550	1,321,560	(47,920)	1,091,975	(1,316,944)	(544,851)	(146,173)
Reinvested capital gains	-	18,136	-	-	3,082,876	2,795,083	911,629	1,229,164

Net increase (decrease) in contract owners’ equity resulting from operations	504,847	395,087	2,695,357	681,638	5,163,697	2,965,827	492,960	1,153,202

Equity transactions:
Purchase payments received from contract owners (note 6)	1,397,081	1,251,199	1,022,660	1,310,585	3,383,726	3,825,936	622,938	644,976
Transfers between funds	2,828,218	2,768,214	(881,067)	(2,918,008)	6,786,942	6,536,971	922,325	(349,532)
Surrenders (note 6)	(486,145)	(266,480)	(916,941)	(708,659)	(1,073,399)	(3,816,678)	(400,485)	(184,507)
Death benefits (note 4)	(11,839)	(48,217)	(44,567)	(67,362)	(228,522)	(40,786)	(3,257)	-
Net policy repayments (loans) (note 5)	(212,271)	(69,270)	(117,826)	(81,816)	(309,506)	(330,065)	(74,159)	(39,625)
Deductions for surrender charges (note 2d)	(26,502)	(24,824)	(40,849)	(49,983)	(65,796)	(67,158)	(25,264)	(25,372)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(424,645)	(401,450)	(645,559)	(717,100)	(1,314,125)	(1,213,577)	(322,891)	(323,644)
Asset charges (note 3):
FPVUL & VEL contracts	(29,342)	(24,573)	(45,857)	(44,252)	(90,744)	(76,557)	(25,512)	(21,447)
MSP contracts	(2,328)	(1,910)	(1,877)	(1,936)	(2,757)	(2,316)	(371)	(329)
SL contracts	(10,192)	(7,214)	(9,373)	(8,107)	(18,372)	(12,247)	(1,051)	(972)
Adjustments to maintain reserves	48	22	(40)	(354)	(10)	(99)	(31)	78

Net equity transactions	3,022,082	3,175,497	(1,681,296)	(3,286,992)	7,067,437	4,803,424	692,242	(300,374)

Net change in contract owners’ equity	3,526,929	3,570,584	1,014,061	(2,605,354)	12,231,134	7,769,251	1,185,202	852,828
Contract owners’ equity beginning of period	10,999,757	7,429,173	13,099,499	15,704,853	29,192,082	21,422,831	8,062,630	7,209,802

Contract owners’ equity end of period	$14,526,686	10,999,757	14,113,560	13,099,499	41,423,216	29,192,082	9,247,832	8,062,630

CHANGES IN UNITS:
Beginning units	970,196	683,006	1,160,140	1,475,652	1,250,190	1,032,350	500,988	520,574

Units purchased	472,236	361,673	165,625	129,102	428,117	453,110	92,710	46,790
Units redeemed	(211,746)	(74,483)	(299,611)	(444,614)	(139,495)	(235,270)	(49,288)	(66,376)

Ending units	1,230,686	970,196	1,026,154	1,160,140	1,538,812	1,250,190	544,410	500,988

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree20S		FidVIPFree30S
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$12,190	45,935	37,076	11,056	61,125	19,492	38,873	8,990
Realized gain (loss) on investments	96,216	242,500	35,962	7,228	51,780	6,147	33,257	6,659
Change in unrealized gain (loss) on investments	3,011,353	(797,228)	(16,903)	19,784	(8,653)	71,282	(2,052)	31,837
Reinvested capital gains	563,500	1,001,993	35,183	2,850	84,690	12,045	65,958	6,386

Net increase (decrease) in contract owners’ equity resulting from operations	3,683,259	493,200	91,318	40,918	188,942	108,966	136,036	53,872

Equity transactions:
Purchase payments received from contract owners (note 6)	1,284,348	1,203,767	45,536	18,583	456,951	364,597	380,310	212,287
Transfers between funds	2,883,022	3,319,981	1,016,747	473,105	1,313,283	349,965	904,966	224,497
Surrenders (note 6)	(507,955)	(165,467)	(69,321)	-	(10,812)	-	(41,147)	(426)
Death benefits (note 4)	(114,902)	(808)	(143,179)	-	(145,369)	-	(162)	-
Net policy repayments (loans) (note 5)	(217,115)	(112,544)	20	(1,201)	(5,729)	(6,616)	(17,613)	(8,603)
Deductions for surrender charges (note 2d)	(16,741)	(7,584)	(810)	(280)	(2,669)	(568)	(4,763)	(361)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(404,623)	(291,800)	(38,423)	(20,727)	(91,873)	(42,888)	(108,147)	(42,662)
Asset charges (note 3):
FPVUL & VEL contracts	(32,035)	(20,518)	(3,412)	(1,085)	(5,159)	(2,148)	(5,809)	(1,547)
MSP contracts	(1,698)	(312)	(582)	(107)	(2,732)	(1,174)	(1,555)	(821)
SL contracts	(5,935)	(3,452)	(66)	(43)	(2,253)	(922)	(607)	(54)
Adjustments to maintain reserves	169	67	8	6	33	38	60	22

Net equity transactions	2,866,535	3,921,330	806,518	468,251	1,503,671	660,284	1,105,534	382,332

Net change in contract owners’ equity	6,549,794	4,414,530	897,836	509,169	1,692,613	769,250	1,241,570	436,204
Contract owners’ equity beginning of period	7,705,619	3,291,089	673,875	164,706	1,355,204	585,954	701,684	265,480

Contract owners’ equity end of period	$14,255,413	7,705,619	1,571,711	673,875	3,047,817	1,355,204	1,943,254	701,684

CHANGES IN UNITS:
Beginning units	488,940	243,526	56,804	15,242	109,012	52,700	54,734	23,432

Units purchased	193,864	287,424	85,446	44,856	133,511	60,994	92,704	35,898
Units redeemed	(61,736)	(42,010)	(20,306)	(3,294)	(19,983)	(4,682)	(11,134)	(4,596)

Ending units	621,068	488,940	121,944	56,804	222,540	109,012	136,304	54,734

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPDevMrk3		FrVIPForSec		FrVIPForSec2		FrVIPForSec3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$134,911	51,034	69,784	52,262	291,105	148,526	141,669	58,304
Realized gain (loss) on investments	437,427	211,072	334,410	260,078	1,756,067	1,391,025	272,831	130,520
Change in unrealized gain (loss) on investments	427,527	648,770	(64,148)	419,827	(279,035)	1,461,209	238,423	667,348
Reinvested capital gains	445,938	-	144,496	-	785,608	-	307,222	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,445,803	910,876	484,542	732,167	2,553,745	3,000,760	960,145	856,172

Equity transactions:
Purchase payments received from contract owners (note 6)	436,065	452,732	(17)	(315)	1,138,365	1,607,395	1,044,736	1,016,358
Transfers between funds	1,457,224	2,114,894	(571,939)	(573,189)	2,848,026	2,089,207	17,194	1,824,194
Surrenders (note 6)	(364,302)	(163,461)	(205,918)	(206,312)	(2,722,193)	(594,945)	(190,511)	(165,303)
Death benefits (note 4)	-	-	(16,922)	(16,748)	(171)	(10,158)	-	(4,801)
Net policy repayments (loans) (note 5)	(92,473)	(82,360)	(35,558)	(73,172)	(104,369)	(13,754)	(55,581)	(180,431)
Deductions for surrender charges (note 2d)	(16,266)	(1,910)	(13,907)	(9,844)	-	-	(12,135)	(10,743)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(236,537)	(164,247)	(93,251)	(121,456)	(288,174)	(318,638)	(242,517)	(183,405)
Asset charges (note 3):
FPVUL & VEL contracts	(18,724)	(11,541)	(10,207)	(11,567)	-	-	(18,765)	(12,978)
MSP contracts	(1,062)	(662)	(574)	(490)	-	-	(481)	(109)
SL contracts	(4,564)	(3,092)	(2,232)	(2,351)	-	-	(5,881)	(3,195)
Adjustments to maintain reserves	49	152	59	15	538	3,496	28	43

Net equity transactions	1,159,410	2,140,505	(950,466)	(1,015,429)	872,022	2,762,603	536,087	2,279,630

Net change in contract owners’ equity	2,605,213	3,051,381	(465,924)	(283,262)	3,425,767	5,763,363	1,496,232	3,135,802
Contract owners’ equity beginning of period	5,090,999	2,039,618	3,701,649	3,984,911	19,073,172	13,309,809	5,822,385	2,686,583

Contract owners’ equity end of period	$7,696,212	5,090,999	3,235,725	3,701,649	22,498,939	19,073,172	7,318,617	5,822,385

CHANGES IN UNITS:
Beginning units	310,222	159,292	174,552	228,680	972,254	821,632	424,646	237,992

Units purchased	97,891	179,373	2	2	621,052	232,395	95,614	230,149
Units redeemed	(43,713)	(28,443)	(42,778)	(54,130)	(601,920)	(81,773)	(57,904)	(43,495)

Ending units	364,400	310,222	131,776	174,552	991,386	972,254	462,356	424,646

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPGlInc3		FrVIPIncSec2		FrVIPRisDiv		FrVIPSCapV1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$59,433	29,118	127,625	329	401,727	169,336	106,122	70,843
Realized gain (loss) on investments	40,603	17,697	43,240	5,066	595,926	315,782	320,677	431,242
Change in unrealized gain (loss) on investments	120,126	73,043	(153,756)	44,817	(1,588,215)	1,648,834	(1,564,171)	535,635
Reinvested capital gains	-	-	23,668	44	227,655	68,181	811,996	298,012

Net increase (decrease) in contract owners’ equity resulting from operations	220,162	119,858	40,777	50,256	(362,907)	2,202,133	(325,376)	1,335,732

Equity transactions:
Purchase payments received from contract owners (note 6)	218,342	149,898	481,609	28,203	1,682,953	2,325,102	1,344,014	1,306,229
Transfers between funds	1,751,529	1,036,967	3,212,051	1,254,211	(654,804)	625,796	1,120,441	1,453,376
Surrenders (note 6)	(16,918)	(222,510)	(29,418)	(1)	(532,665)	(423,784)	(476,936)	(469,855)
Death benefits (note 4)	-	-	-	-	(31,330)	(21,819)	(1,669)	(23,451)
Net policy repayments (loans) (note 5)	(141,288)	(9,774)	(27,299)	(6)	(179,926)	(81,403)	(40,823)	(35,601)
Deductions for surrender charges (note 2d)	(629)	(5,959)	(1,090)	(109)	(67,503)	(38,911)	(39,850)	(27,685)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(91,814)	(46,237)	(138,913)	(12,723)	(698,883)	(734,377)	(483,810)	(445,862)
Asset charges (note 3):
FPVUL & VEL contracts	(7,058)	(2,905)	(8,409)	(517)	(57,222)	(50,546)	(38,132)	(30,065)
MSP contracts	(309)	(61)	(1,191)	(45)	(1,612)	(1,633)	(1,196)	(936)
SL contracts	(1,098)	(364)	(3,854)	(419)	(7,727)	(6,758)	(8,544)	(3,931)
Adjustments to maintain reserves	55	41	266	75	(16)	51	(16)	52

Net equity transactions	1,710,812	899,096	3,483,751	1,268,669	(548,735)	1,591,718	1,373,478	1,722,271

Net change in contract owners’ equity	1,930,974	1,018,954	3,524,528	1,318,925	(911,642)	3,793,851	1,048,102	3,058,003
Contract owners’ equity beginning of period	1,545,858	526,904	1,318,925	-	15,724,536	11,930,685	10,257,542	7,199,539

Contract owners’ equity end of period	$3,476,832	1,545,858	4,843,453	1,318,925	14,812,894	15,724,536	11,305,644	10,257,542

CHANGES IN UNITS:
Beginning units	138,640	53,324	117,590	-	943,340	840,480	484,062	398,540

Units purchased	165,117	109,281	318,316	118,860	101,264	201,976	108,171	132,665
Units redeemed	(22,921)	(23,965)	(19,718)	(1,270)	(133,974)	(99,116)	(47,069)	(47,143)

Ending units	280,836	138,640	416,188	117,590	910,630	943,340	545,164	484,062

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPSCapV2		GSVTMdCpV		JAspBal		JAspForty
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$15,663	13,727	417,161	447,368	172,447	140,956	48,697	19,557
Realized gain (loss) on investments	115,629	240,327	1,808,000	1,527,282	385,511	718,982	3,858,538	4,052,326
Change in unrealized gain (loss) on investments	(654,836)	154,996	(11,651,421)	565,343	149,402	(247,691)	12,121,690	(196,228)
Reinvested capital gains	288,566	131,249	11,581,061	6,847,239	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(234,978)	540,299	2,154,801	9,387,232	707,360	612,247	16,028,925	3,875,655

Equity transactions:
Purchase payments received from contract owners (note 6)	590,192	235,901	6,980,186	9,151,404	663,113	814,693	3,904,384	4,436,262
Transfers between funds	1,205,853	482,348	2,766,842	1,717,030	2,280,431	(2,998,740)	7,945,412	1,640,984
Surrenders (note 6)	(682)	(20,907)	(2,517,435)	(4,345,371)	(669,412)	(139,904)	(3,604,125)	(5,569,498)
Death benefits (note 4)	(7,582)	-	(94,325)	(44,468)	(19,138)	(9,517)	(68,772)	(155,868)
Net policy repayments (loans) (note 5)	-	-	(140,364)	(253)	(7,435)	(60,524)	(289,899)	(327,900)
Deductions for surrender charges (note 2d)	-	-	-	-	(4,994)	(3,986)	(102,529)	(150,791)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(58,388)	(43,957)	(900,790)	(860,787)	(156,437)	(157,298)	(1,670,311)	(1,723,893)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(5,278)	(4,752)	(113,167)	(99,861)
MSP contracts	-	-	-	-	-	-	(2,586)	(2,411)
SL contracts	-	-	-	-	(1,189)	(915)	(15,304)	(13,846)
Adjustments to maintain reserves	16	(11)	577	1,371	1,218	12,505	207	165

Net equity transactions	1,729,409	653,374	6,094,691	5,618,926	2,080,879	(2,548,438)	5,983,309	(1,966,657)

Net change in contract owners’ equity	1,494,431	1,193,673	8,249,492	15,006,158	2,788,239	(1,936,191)	22,012,234	1,908,998
Contract owners’ equity beginning of period	3,584,533	2,390,860	69,747,662	54,741,504	6,374,789	8,310,980	44,814,577	42,905,579

Contract owners’ equity end of period	$5,078,964	3,584,533	77,997,154	69,747,662	9,163,028	6,374,789	66,826,811	44,814,577

CHANGES IN UNITS:
Beginning units	270,758	210,812	3,369,886	3,064,044	437,726	628,864	4,785,398	4,991,020

Units purchased	144,327	108,814	976,050	659,984	266,386	115,952	1,272,407	1,115,457
Units redeemed	(21,137)	(48,868)	(688,570)	(354,142)	(132,754)	(307,090)	(830,597)	(1,321,079)

Ending units	393,948	270,758	3,657,366	3,369,886	571,358	437,726	5,227,208	4,785,398

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspGlTechS		JAspRMgCore		JAspIntGroS2		JAspIntGroS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$47,169	(4,761)	2,302	677	86,238	75,317	221,436	987,830
Realized gain (loss) on investments	2,241,803	727,508	(6,446)	(6,169)	371,799	168	8,720,014	8,545,861
Change in unrealized gain (loss) on investments	748,048	489,592	33,823	21,541	3,732,278	1,243,011	6,681,827	10,808,316
Reinvested capital gains	-	-	3,990	42,380	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,037,020	1,212,339	33,669	58,429	4,190,315	1,318,496	15,623,277	20,342,007

Equity transactions:
Purchase payments received from contract owners (note 6)	1,444,016	1,726,100	43,891	45,743	3,350,991	1,819,270	1,817,999	3,361,029
Transfers between funds	(2,466,495)	1,204,456	(84,139)	(41,864)	9,877,759	5,793,495	(305,785)	444,747
Surrenders (note 6)	(1,199,719)	(746,802)	(1,583)	(4,910)	(557,665)	(77,073)	(2,821,312)	(3,818,358)
Death benefits (note 4)	(11,091)	(15,700)	-	-	(82,333)	(464)	(117,426)	(264,675)
Net policy repayments (loans) (note 5)	(117,589)	(148,833)	(3,835)	(5,751)	(103,681)	71,621	(830,463)	(454,585)
Deductions for surrender charges (note 2d)	(47,628)	(68,718)	(214)	(640)	(19,680)	(3,100)	(102,258)	(131,288)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(638,647)	(692,384)	(13,564)	(22,573)	(745,604)	(134,013)	(1,717,077)	(1,849,857)
Asset charges (note 3):
FPVUL & VEL contracts	(45,238)	(43,998)	(1,453)	(1,774)	(54,491)	(8,505)	(124,611)	(119,340)
MSP contracts	(859)	(834)	(387)	(362)	(1,035)	(78)	(3,786)	(2,820)
SL contracts	(8,218)	(8,830)	(153)	(127)	(11,759)	(1,428)	(18,807)	(17,542)
Adjustments to maintain reserves	82	234	54	(37)	519	41	201	735

Net equity transactions	(3,091,386)	1,204,691	(61,383)	(32,295)	11,653,021	7,459,766	(4,223,325)	(2,851,954)

Net change in contract owners’ equity	(54,366)	2,417,030	(27,714)	26,134	15,843,336	8,778,262	11,399,952	17,490,053
Contract owners’ equity beginning of period	16,542,503	14,125,473	536,227	510,093	8,778,262	-	60,847,232	43,357,179

Contract owners’ equity end of period	$16,488,137	16,542,503	508,513	536,227	24,621,598	8,778,262	72,247,184	60,847,232

CHANGES IN UNITS:
Beginning units	3,845,242	3,531,632	30,204	31,826	754,850	-	4,214,566	4,397,578

Units purchased	435,598	972,673	2,653	2,850	1,014,616	777,292	404,502	487,995
Units redeemed	(1,135,288)	(659,063)	(5,869)	(4,472)	(116,318)	(22,442)	(703,334)	(671,007)

Ending units	3,145,552	3,845,242	26,988	30,204	1,653,148	754,850	3,915,734	4,214,566

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JPMMidCapGr		JPMMidCapV		LBTShrtDBd		LincGroOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,419)	(10,359)	4,475	6,164	235,067	272,797	(37,013)	(37,388)
Realized gain (loss) on investments	124,431	231,144	(32,851)	4,335	16,528	(17,147)	460,109	710,863
Change in unrealized gain (loss) on investments	(248,142)	(10,397)	(84,540)	(30,208)	149,231	113,979	(1,486,508)	1,013,385
Reinvested capital gains	863,461	109,584	116,564	98,910	-	-	1,458,483	-

Net increase (decrease) in contract owners’ equity resulting from operations	726,331	319,972	3,648	79,201	400,826	369,629	395,071	1,686,860

Equity transactions:
Purchase payments received from contract owners (note 6)	562,550	503,494	6	30,062	555,419	785,674	1,060,728	2,174,399
Transfers between funds	1,743,291	(90,427)	(28,514)	(587,553)	(1,436,045)	1,348,992	2,145,519	(3,550,948)
Surrenders (note 6)	(162,901)	(84,882)	(68,885)	(82,845)	(308,534)	(138,889)	(405,413)	(370,871)
Death benefits (note 4)	(2,971)	(151)	(596)	(805)	(21,919)	-	(11,654)	(1,669)
Net policy repayments (loans) (note 5)	-	-	-	-	(20,588)	(5,571)	(60,228)	(7,288)
Deductions for surrender charges (note 2d)	-	-	-	-	(24,858)	(14,623)	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(81,081)	(76,330)	(2,161)	(8,083)	(287,735)	(334,442)	(205,960)	(204,306)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(24,496)	(24,807)	-	-
MSP contracts	-	-	-	-	(1,221)	(753)	-	-
SL contracts	-	-	-	-	(2,835)	(2,448)	-	-
Adjustments to maintain reserves	47	8	(75)	8	13	(10)	(8)	(588)

Net equity transactions	2,058,935	251,712	(100,225)	(649,216)	(1,572,798)	1,613,123	2,522,984	(1,961,271)

Net change in contract owners’ equity	2,785,266	571,684	(96,577)	(570,015)	(1,171,972)	1,982,752	2,918,055	(274,411)
Contract owners’ equity beginning of period	3,975,089	3,403,405	307,893	877,908	9,716,531	7,733,779	12,931,695	13,206,106

Contract owners’ equity end of period	$6,760,355	3,975,089	211,316	307,893	8,544,559	9,716,531	15,849,750	12,931,695

CHANGES IN UNITS:
Beginning units	225,124	214,242	15,930	53,000	903,048	748,972	690,768	812,598

Units purchased	124,457	63,298	-	1,741	64,515	204,964	243,845	133,650
Units redeemed	(22,251)	(52,416)	(5,098)	(38,811)	(209,601)	(50,888)	(114,719)	(255,480)

Ending units	327,330	225,124	10,832	15,930	757,962	903,048	819,894	690,768

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LrdMidCapV		MFSInvGrSt		MFSRsrchIntl		MFSValue
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$4,797	2,252	15,269	-	(8)	-	49,384	24,098
Realized gain (loss) on investments	49,953	3,568	243,719	59,908	98	-	219,343	104,789
Change in unrealized gain (loss) on investments	(364,934)	1,310	229,819	247,242	264	-	14,453	286,163
Reinvested capital gains	253,561	49,476	-	-	-	-	84,573	68,117

Net increase (decrease) in contract owners’ equity resulting from operations	(56,623)	56,606	488,807	307,150	354	-	367,753	483,167

Equity transactions:
Purchase payments received from contract owners (note 6)	51,577	2,994	524,096	865,208	2	-	600,850	410,693
Transfers between funds	1,562,245	387,073	(230,707)	(58,134)	9,266	-	2,607,442	1,224,719
Surrenders (note 6)	(314,757)	(7,874)	(307,318)	(118,612)	-	-	(72,432)	(62,697)
Death benefits (note 4)	(620)	-	(42,448)	(17,006)	-	-	-	-
Net policy repayments (loans) (note 5)		-	(24,261)	(39,305)	-	-	(9,423)	(12,805)
Deductions for surrender charges (note 2d)	-	-	(31,561)	(14,157)	-	-	(5,972)	(11,532)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(20,662)	(4,758)	(250,135)	(280,830)	(130)	-	(240,520)	(139,305)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(19,201)	(17,699)	-	-	(18,671)	(9,363)
MSP contracts	-	-	(230)	(237)	-	-	(471)	(380)
SL contracts	-	-	(842)	(824)	-	-	(3,274)	(1,208)
Adjustments to maintain reserves	(27)	(838)	(18)	5	7	-	37	50

Net equity transactions	1,277,756	376,597	(382,625)	318,409	9,145	-	2,857,567	1,398,172

Net change in contract owners’ equity	1,221,133	433,203	106,182	625,559	9,499	-	3,225,320	1,881,339
Contract owners’ equity beginning of period	667,744	234,541	4,481,158	3,855,599	-	-	3,676,817	1,795,478

Contract owners’ equity end of period	$1,888,877	667,744	4,587,340	4,481,158	9,499	-	6,902,137	3,676,817

CHANGES IN UNITS:
Beginning units	52,940	20,812	314,824	291,396	-	-	200,260	118,172

Units purchased	125,650	33,292	36,248	62,263	912	-	168,836	96,110
Units redeemed	(29,502)	(1,164)	(61,660)	(38,835)	(12)	-	(20,716)	(14,022)

Ending units	149,088	52,940	289,412	314,824	900	-	348,380	200,260

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWStratV		NVITAstAll2		NVITBnd2		NVITGlobGr2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$-	-	68,968	28,982	142,989	2,413	111,882	1,684
Realized gain (loss) on investments	-	-	140,127	(347)	2,005	-	88,366	(210)
Change in unrealized gain (loss) on investments	-	-	(63,468)	50,812	(97,260)	8,969	251,313	100,276
Reinvested capital gains	-	-	1,640	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	147,267	79,447	47,734	11,382	451,561	101,750

Equity transactions:
Purchase payments received from contract owners (note 6)	-	3	260,108	129,152	125,279	24,483	442,191	78,774
Transfers between funds	-	(30)	1,898,840	1,596,575	1,769,831	715,789	3,470,401	1,478,713
Surrenders (note 6)	-	-	(17,869)	(17,173)	(170,306)	-	(177,182)	(70)
Death benefits (note 4)	-	-	(23,466)	-	(18,196)	-	(19,979)	-
Net policy repayments (loans) (note 5)	-	-	(35,332)	(568)	14,767	82	(23,139)	(122)
Deductions for surrender charges (note 2d)	-	-	(1,187)	(308)	(19,403)	(212)	(20,052)	(112)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	-	3	(155,589)	(31,978)	(66,515)	(6,887)	(148,100)	(21,893)
Asset charges (note 3):	-
FPVUL & VEL contracts	-	(1)	(10,425)	(2,072)	(4,823)	(429)	(11,465)	(1,462)
MSP contracts	-	-	(1,849)	(187)	(519)	(30)	(852)	(128)
SL contracts	-	-	(1,867)	(247)	(655)	(49)	(2,637)	(252)
Adjustments to maintain reserves	-	25	56	74	54	41	142	72

Net equity transactions	-	-	1,911,419	1,673,268	1,629,513	732,788	3,509,328	1,533,520

Net change in contract owners’ equity	-	-	2,058,686	1,752,715	1,677,247	744,170	3,960,889	1,635,270
Contract owners’ equity beginning of period	-	-	1,752,715	-	744,170	-	1,635,270	-

Contract owners’ equity end of period	$-	-	3,811,401	1,752,715	2,421,417	744,170	5,596,159	1,635,270

CHANGES IN UNITS:
Beginning units	-	-	166,024	-	70,612	-	150,826	-

Units purchased	-	3	199,129	172,330	177,509	71,349	337,040	153,273
Units redeemed	-	(3)	(25,011)	(6,306)	(25,013)	(737)	(36,544)	(2,447)

Ending units	-	-	340,142	166,024	223,108	70,612	451,322	150,826

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGroInc2		NVITGrowth2		NVITFHiInc		NVITFHiInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$11,382	-	34,454	10,186	1,847,429	1,761,889	959,716	475,086
Realized gain (loss) on investments	(293)	-	63,442	(2,201)	(275,677)	(62,770)	(20,268)	(15,183)
Change in unrealized gain (loss) on investments	(34,922)	-	288,185	69,921	(819,124)	711,651	(686,065)	168,615
Reinvested capital gains	-	-	1,318	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,833)	-	387,399	77,906	752,628	2,410,770	253,383	628,518

Equity transactions:
Purchase payments received from contract owners (note 6)	11,442	-	407,940	76,929	1,570,797	2,723,130	3,084,891	2,365,950
Transfers between funds	964,877	-	4,978,069	1,631,125	(1,813,513)	(1,664,758)	4,741,260	1,328,322
Surrenders (note 6)	-	-	(201,950)	(414)	(1,508,223)	(244,854)	(198,254)	(347,150)
Death benefits (note 4)	-	-	-	-	(97,975)	(19,579)	(2,985)	(120,074)
Net policy repayments (loans) (note 5)	(1,959)	-	(23,829)	(9,701)	(400,247)	(435,512)	235,147	118,992
Deductions for surrender charges (note 2d)	-	-	(15,982)	(109)	(18,575)	(19,998)	(19,203)	(15,799)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(11,966)	-	(173,789)	(26,707)	(468,260)	(579,721)	(395,169)	(280,933)
Asset charges (note 3):
FPVUL & VEL contracts	(847)	-	(14,337)	(1,844)	(23,264)	(28,257)	(23,359)	(15,308)
MSP contracts	(199)	-	(497)	(75)	(1,340)	(1,365)	(455)	(190)
SL contracts	(126)	-	(4,026)	(502)	(19,928)	(22,279)	(18,059)	(8,008)
Adjustments to maintain reserves	87	-	89	67	5	65	24	(6)

Net equity transactions	961,308	-	4,951,688	1,668,769	(2,780,523)	(293,128)	7,403,838	3,025,796

Net change in contract owners’ equity	937,475	-	5,339,087	1,746,675	(2,027,895)	2,117,642	7,657,221	3,654,314
Contract owners’ equity beginning of period	-	-	1,746,675	-	25,317,159	23,199,517	8,180,355	4,526,041

Contract owners’ equity end of period	$937,475	-	7,085,762	1,746,675	23,289,264	25,317,159	15,837,576	8,180,355

CHANGES IN UNITS:
Beginning units	-	-	168,526	-	1,555,242	1,577,566	701,700	429,384

Units purchased	96,264	-	481,897	172,788	228,236	258,754	692,490	366,115
Units redeemed	(1,496)	-	(39,457)	(4,262)	(392,008)	(281,078)	(77,376)	(93,799)

Ending units	94,768	-	610,966	168,526	1,391,470	1,555,242	1,316,814	701,700

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts		NVITEmMrkts3		NVITGlUtl		NVITIntGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$191,515	124,907	127,640	71,767	124,359	80,246	35,653	51,667
Realized gain (loss) on investments	3,567,602	2,198,970	1,070,771	430,240	265,669	12	1,390,839	398,037
Change in unrealized gain (loss) on investments	6,433,912	4,849,580	3,392,089	2,317,091	(654,732)	680,567	(15,627)	1,594,606
Reinvested capital gains	3,989,041	275,455	1,739,899	116,408	1,129,147	232,606	800,247	11,773

Net increase (decrease) in contract owners’ equity resulting from operations	14,182,070	7,448,912	6,330,399	2,935,506	864,443	993,431	2,211,112	2,056,083

Equity transactions:
Purchase payments received from contract owners (note 6)	2,731,542	2,047,791	1,646,140	1,520,378	361,010	296,736	355,820	395,774
Transfers between funds	7,859,137	4,726,439	5,271,428	3,261,982	1,088,154	1,100,262	4,001,925	4,150,649
Surrenders (note 6)	(1,492,202)	(900,293)	(455,074)	(263,722)	(279,979)	(163,364)	(3,252,295)	(276,718)
Death benefits (note 4)	(14,459)	(146,656)	(1,443)	(26,594)	(1,120)	(141)	(9,980)	(847)
Net policy repayments (loans) (note 5)	(154,392)	6,408	(225,024)	(124,005)	(68,907)	(32,111)	(85,756)	(34,525)
Deductions for surrender charges (note 2d)	(15,806)	(28,669)	(23,711)	(15,025)	(4,429)	(11,689)	(50,862)	(3,557)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(594,619)	(508,763)	(612,973)	(409,734)	(141,759)	(99,654)	(223,485)	(177,826)
Asset charges (note 3):
FPVUL & VEL contracts	(23,926)	(23,414)	(48,062)	(28,192)	(11,401)	(7,464)	(19,502)	(12,673)
MSP contracts	(1,170)	(835)	(1,368)	(598)	(600)	(487)	(508)	(372)
SL contracts	(2,738)	(2,994)	(8,946)	(4,669)	(1,639)	(995)	(5,117)	(1,302)
Adjustments to maintain reserves	926	1,285	125	110	37	33	71	77

Net equity transactions	8,292,292	5,170,299	5,541,092	3,909,931	939,367	1,081,126	710,310	4,038,680

Net change in contract owners’ equity	22,474,362	12,619,211	11,871,491	6,845,437	1,803,810	2,074,557	2,921,422	6,094,763
Contract owners’ equity beginning of period	29,887,273	17,268,062	13,014,024	6,168,587	4,354,145	2,279,588	9,658,656	3,563,893

Contract owners’ equity end of period	$52,361,635	29,887,273	24,885,515	13,014,024	6,157,955	4,354,145	12,580,078	9,658,656

CHANGES IN UNITS:
Beginning units	1,195,438	939,440	714,108	462,520	212,848	153,292	720,712	354,044

Units purchased	515,106	391,752	282,228	308,894	83,272	85,389	287,828	408,362
Units redeemed	(269,048)	(135,754)	(58,140)	(57,306)	(45,930)	(25,833)	(269,890)	(41,694)

Ending units	1,441,496	1,195,438	938,196	714,108	250,190	212,848	738,650	720,712

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITWLead		NVITGlFin		NVITGlHlth		NVITGlHlth3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$25,298	44,960	161,510	78,715	(1,920)	(3,910)	2,051	-
Realized gain (loss) on investments	429,789	397,546	49,785	87,121	31,789	40,812	86,218	(93,374)
Change in unrealized gain (loss) on investments	692,082	800,472	(968,313)	41,527	339,170	68,815	196,615	104,691
Reinvested capital gains	-	-	695,341	557,756	71,596	-	55,688	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,147,169	1,242,978	(61,677)	765,119	440,635	105,717	340,572	11,317

Equity transactions:
Purchase payments received from contract owners (note 6)	398,968	415,550	205,922	252,871	189,628	244,547	431,108	514,644
Transfers between funds	1,254,688	(215,873)	96,155	1,118,235	732,613	(629,374)	(240,373)	615,233
Surrenders (note 6)	(455,894)	(292,759)	(311,443)	(355,946)	(97,194)	(235,027)	(158,260)	(73,648)
Death benefits (note 4)	(8,994)	(5,633)	(9,970)	(4,905)	(1,058)	(49,442)	-	(18,809)
Net policy repayments (loans) (note 5)	(59,790)	(34,245)	1,478	(45,529)	(14,439)	(27,307)	48,471	31,729
Deductions for surrender charges (note 2d)	(12,965)	(8,990)	(6,675)	(9,913)	(6,511)	(11,144)	(11,534)	(9,427)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(263,167)	(258,860)	(147,497)	(151,301)	(81,639)	(105,361)	(112,012)	(94,826)
Asset charges (note 3):
FPVUL & VEL contracts	(20,402)	(17,581)	(6,986)	(6,565)	(5,409)	(6,834)	(9,993)	(6,493)
MSP contracts	(515)	(379)	(1)	(16)	(211)	(214)	(21)	(12)
SL contracts	(2,448)	(1,912)	(1,553)	(1,782)	(1,209)	(1,413)	(1,446)	(1,618)
Adjustments to maintain reserves	8	26	(65)	118	47	(38)	3	22

Net equity transactions	829,489	(420,656)	(180,634)	795,267	714,617	(821,607)	(54,057)	956,795

Net change in contract owners’ equity	1,976,658	822,322	(242,311)	1,560,386	1,155,252	(715,890)	286,515	968,112
Contract owners’ equity beginning of period	5,742,442	4,920,120	4,887,671	3,327,285	3,530,899	4,246,789	2,346,125	1,378,013

Contract owners’ equity end of period	$7,719,100	5,742,442	4,645,360	4,887,671	4,686,151	3,530,899	2,632,640	2,346,125

CHANGES IN UNITS:
Beginning units	327,572	354,722	247,374	202,412	259,242	319,476	212,658	128,282

Units purchased	84,749	25,803	41,154	81,896	91,165	25,905	42,190	108,396
Units redeemed	(37,937)	(52,953)	(50,640)	(36,934)	(45,843)	(86,139)	(44,096)	(24,020)

Ending units	374,384	327,572	237,888	247,374	304,564	259,242	210,752	212,658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlTech		NVITGlTech3		NVITGvtBd		NVITGrowth
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(8,401)	(7,319)	-	-	4,274,399	4,274,357	29,429	6,492
Realized gain (loss) on investments	450,153	68,309	106,294	76,865	(1,401,642)	(4,154,742)	530,463	106,037
Change in unrealized gain (loss) on investments	432,229	460,052	306,317	104,554	3,759,402	2,016,604	2,553,716	848,404
Reinvested capital gains	-	-	-	-	-	841,510	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	873,981	521,042	412,611	181,419	6,632,159	2,977,729	3,113,608	960,933

Equity transactions:
Purchase payments received from contract owners (note 6)	213,992	287,298	505,615	440,135	8,287,508	12,600,167	1,964,117	2,372,877
Transfers between funds	407,614	94,884	1,536,945	356,995	900,184	(12,812,837)	543,825	(862,076)
Surrenders (note 6)	(71,579)	(180,565)	(56,211)	(60,392)	(9,036,984)	(35,315,367)	(1,211,517)	(642,622)
Death benefits (note 4)	(16,271)	(4,826)	(6,894)	(584)	(88,161)	(473,758)	(53,928)	(126,564)
Net policy repayments (loans) (note 5)	(32,280)	(60,942)	(21,315)	(50,683)	(263,254)	1,302,396	(244,672)	(183,520)
Deductions for surrender charges (note 2d)	(7,102)	(9,272)	(4,930)	(10,362)	(193,504)	(204,806)	(51,255)	(74,252)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(130,148)	(157,767)	(113,213)	(87,361)	(2,712,671)	(3,202,073)	(1,160,744)	(1,233,859)
Asset charges (note 3):
FPVUL & VEL contracts	(6,818)	(7,600)	(8,187)	(5,542)	(119,155)	(118,452)	(75,831)	(70,082)
MSP contracts	(307)	(332)	(137)	(70)	(11,699)	(14,367)	(2,163)	(2,065)
SL contracts	(725)	(789)	(1,660)	(577)	(35,026)	(61,790)	(8,014)	(7,477)
Adjustments to maintain reserves	(64)	(448)	70	35	154	506	193	804

Net equity transactions	356,311	(40,359)	1,830,083	581,594	(3,272,608)	(38,300,381)	(299,990)	(828,836)

Net change in contract owners’ equity	1,230,292	480,683	2,242,694	763,013	3,359,551	(35,322,652)	2,813,618	132,097
Contract owners’ equity beginning of period	5,638,860	5,158,177	1,861,016	1,098,003	98,341,704	133,664,356	16,770,262	16,638,165

Contract owners’ equity end of period	$6,869,152	5,638,860	4,103,710	1,861,016	101,701,255	98,341,704	19,583,880	16,770,262

CHANGES IN UNITS:
Beginning units	1,613,876	1,635,356	136,014	89,142	6,787,556	9,534,524	2,041,710	2,151,666

Units purchased	482,115	281,687	132,102	69,527	939,393	969,433	409,216	314,518
Units redeemed	(457,537)	(303,167)	(18,566)	(22,655)	(1,156,561)	(3,716,401)	(414,202)	(424,474)

Ending units	1,638,454	1,613,876	249,550	136,014	6,570,388	6,787,556	2,036,724	2,041,710

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntIdx2		NVITIntIdx6		NVITIntValI		NVITIntVal3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,166	-	8,079	2,038	53,925	65,708	209,918	123,878
Realized gain (loss) on investments	(887)	-	14,607	(153)	180,626	121,786	320,183	222,573
Change in unrealized gain (loss) on investments	(12,435)	-	4,283	16,309	(315,435)	262,686	(931,852)	496,243
Reinvested capital gains	4,192	-	1,322	-	181,307	202,934	679,607	403,845

Net increase (decrease) in contract owners’ equity resulting from operations	11,036	-	28,291	18,194	100,423	653,114	277,856	1,246,539

Equity transactions:
Purchase payments received from contract owners (note 6)	51,510	-	83,018	25,584	-	3,238	1,270,903	1,490,965
Transfers between funds	2,181,326	-	358,286	183,642	(793,279)	(551,440)	977,584	1,415,870
Surrenders (note 6)	-	-	(14,557)	(17)	(61,854)	(116,109)	(407,921)	(199,484)
Death benefits (note 4)	-	-	-	-	-	-	(29,396)	(19,679)
Net policy repayments (loans) (note 5)	-	-	(5,875)	(300)	(19,962)	(27,720)	(104,054)	(88,948)
Deductions for surrender charges (note 2d)	-	-	-	(158)	(6,409)	(5,448)	(37,936)	(10,673)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(21,286)	-	(28,927)	(3,539)	(92,945)	(132,330)	(379,667)	(320,567)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(1,249)	(246)	(8,659)	(10,702)	(32,244)	(22,271)
MSP contracts	-	-	(273)	-	(425)	(455)	(432)	(303)
SL contracts	-	-	(551)	(61)	(1,457)	(1,562)	(4,686)	(2,726)
Adjustments to maintain reserves	5	-	25	72	(53)	(192)	24	48

Net equity transactions	2,211,555	-	389,897	204,977	(985,043)	(842,720)	1,252,175	2,242,232

Net change in contract owners’ equity	2,222,591	-	418,188	223,171	(884,620)	(189,606)	1,530,031	3,488,771
Contract owners’ equity beginning of period	-	-	223,171	-	3,110,249	3,299,855	8,096,448	4,607,677

Contract owners’ equity end of period	$2,222,591	-	641,359	223,171	2,225,629	3,110,249	9,626,479	8,096,448

CHANGES IN UNITS:
Beginning units	-	-	20,334	-	134,862	175,520	575,980	402,348

Units purchased	221,814	-	36,532	21,043	-	76	169,451	224,783
Units redeemed	(2,080)	-	(3,498)	(709)	(41,092)	(40,734)	(80,111)	(51,151)

Ending units	219,734	-	53,368	20,334	93,770	134,862	665,320	575,980

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDAgg2		NVITIDCon2		NVITIDMod2		NVITIDModAg2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$583,599	421,795	473,445	379,907	1,770,158	1,327,498	1,778,175	1,316,373
Realized gain (loss) on investments	975,330	642,528	18,973	(14,713)	1,399,355	962,021	1,445,009	1,886,692
Change in unrealized gain (loss) on investments	(1,210,646)	1,918,101	(111,573)	238,962	(729,998)	3,146,924	(491,544)	4,291,540
Reinvested capital gains	960,583	295,325	324,884	123,826	1,019,405	502,972	1,501,624	725,912

Net increase (decrease) in contract owners’ equity resulting from operations	1,308,866	3,277,749	705,729	727,982	3,458,920	5,939,415	4,233,264	8,220,517

Equity transactions:
Purchase payments received from contract owners (note 6)	4,274,226	4,170,763	762,710	1,151,953	8,403,771	9,853,038	11,762,349	11,456,107
Transfers between funds	7,452,537	1,559,482	1,114,999	2,758,814	6,307,955	5,612,064	10,270,896	5,087,005
Surrenders (note 6)	(925,022)	(759,549)	(239,255)	(435,324)	(2,212,436)	(1,896,681)	(3,380,536)	(4,308,782)
Death benefits (note 4)	(56,081)	(32,296)	(84,565)	(73,137)	(669,579)	(134,336)	(73,357)	(7,042)
Net policy repayments (loans) (note 5)	(327,955)	(141,702)	(93,495)	(24,239)	(278,141)	(223,847)	(644,778)	(775,310)
Deductions for surrender charges (note 2d)	(103,250)	(140,694)	(22,485)	(33,334)	(207,181)	(266,778)	(311,493)	(389,030)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,456,936)	(1,304,561)	(562,244)	(580,940)	(3,255,275)	(3,236,018)	(4,002,541)	(3,731,750)
Asset charges (note 3):
FPVUL & VEL contracts	(86,816)	(64,191)	(20,865)	(22,125)	(189,776)	(169,493)	(280,192)	(220,543)
MSP contracts	(5,860)	(1,766)	(7,024)	(6,270)	(27,626)	(19,056)	(19,829)	(10,524)
SL contracts	(5,416)	(3,840)	(4,601)	(4,480)	(24,957)	(22,344)	(30,748)	(25,375)
Adjustments to maintain reserves	422	(82)	(4)	(4)	(45)	(879)	58	216

Net equity transactions	8,759,849	3,281,564	843,171	2,730,914	7,846,710	9,495,670	13,289,829	7,074,972

Net change in contract owners’ equity	10,068,715	6,559,313	1,548,900	3,458,896	11,305,630	15,435,085	17,523,093	15,295,489
Contract owners’ equity beginning of period	25,019,005	18,459,692	13,095,594	9,636,698	62,045,944	46,610,859	67,667,897	52,372,408

Contract owners’ equity end of period	$35,087,720	25,019,005	14,644,494	13,095,594	73,351,574	62,045,944	85,190,990	67,667,897

CHANGES IN UNITS:
Beginning units	1,589,760	1,368,528	1,057,738	823,092	4,414,294	3,688,566	4,480,646	3,969,980

Units purchased	783,514	521,691	179,883	415,079	1,225,151	1,222,494	1,508,816	1,222,174
Units redeemed	(268,034)	(300,459)	(113,275)	(180,433)	(698,185)	(496,766)	(673,504)	(711,508)

Ending units	2,105,240	1,589,760	1,124,346	1,057,738	4,941,260	4,414,294	5,315,958	4,480,646

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModCon2		NVITJPBal		NVITMdCpGr		NVITMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$924,969	629,411	372,176	416,379	(4,547)	(4,698)	991,682	781,312
Realized gain (loss) on investments	335,326	467,967	772,749	1,350,548	1,051,935	503,082	7,103,961	8,050,335
Change in unrealized gain (loss) on investments	(460,314)	474,133	(829,543)	439,493	474,143	1,011,753	(4,305,215)	(3,099,405)
Reinvested capital gains	847,408	317,513	472,649	-	-	-	2,350,170	1,086,719

Net increase (decrease) in contract owners’ equity resulting from operations	1,647,389	1,889,024	788,031	2,206,420	1,521,531	1,510,137	6,140,598	6,818,961

Equity transactions:
Purchase payments received from contract owners (note 6)	6,780,776	5,966,130	1,134,991	1,369,428	1,924,858	1,834,830	6,557,070	8,244,490
Transfers between funds	2,924,146	(1,087,071)	(327,203)	(1,657,342)	(1,256,086)	(417,382)	(6,293,593)	2,100,457
Surrenders (note 6)	(609,466)	(331,084)	(595,074)	(2,865,306)	(916,472)	(632,057)	(7,584,629)	(9,627,323)
Death benefits (note 4)	(143,638)	(475)	(67,754)	(62,754)	(74,747)	(20,321)	(191,521)	(172,854)
Net policy repayments (loans) (note 5)	(21,165)	(47,914)	(140,471)	(69,838)	(137,133)	(142,757)	(1,428,199)	(485,363)
Deductions for surrender charges (note 2d)	(53,616)	(36,396)	(23,557)	(119,984)	(49,116)	(56,726)	(92,784)	(148,453)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(973,179)	(926,995)	(678,947)	(757,970)	(838,691)	(903,004)	(2,047,553)	(2,197,872)
Asset charges (note 3):
FPVUL & VEL contracts	(43,994)	(42,604)	(40,923)	(42,576)	(54,459)	(53,009)	(117,548)	(113,884)
MSP contracts	(13,646)	(8,059)	(2,172)	(2,310)	(1,650)	(1,510)	(2,326)	(1,996)
SL contracts	(7,473)	(6,535)	(11,404)	(11,159)	(8,354)	(7,634)	(30,345)	(37,493)
Adjustments to maintain reserves	61	(347)	60	317	(2)	43	31	(231)

Net equity transactions	7,838,806	3,478,650	(752,454)	(4,219,494)	(1,411,852)	(399,527)	(11,231,397)	(2,440,522)

Net change in contract owners’ equity	9,486,195	5,367,674	35,577	(2,013,074)	109,679	1,110,610	(5,090,799)	4,378,439
Contract owners’ equity beginning of period	26,078,483	20,710,809	17,405,363	19,418,437	17,421,845	16,311,235	81,238,105	76,859,666

Contract owners’ equity end of period	$35,564,678	26,078,483	17,440,940	17,405,363	17,531,524	17,421,845	76,147,306	81,238,105

CHANGES IN UNITS:
Beginning units	1,976,998	1,697,008	1,315,664	1,645,674	1,217,840	1,253,052	3,900,284	3,939,766

Units purchased	769,370	509,644	162,528	120,149	123,380	140,282	708,130	779,224
Units redeemed	(191,608)	(229,654)	(215,184)	(450,159)	(226,146)	(175,494)	(1,210,632)	(818,706)

Ending units	2,554,760	1,976,998	1,263,008	1,315,664	1,115,074	1,217,840	3,397,782	3,900,284

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt		NVITMyMkt5		NVITSmCapGr		NVITSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,446,932	5,057,915	15,711,908	10,857,311	(21,368)	(23,290)	783,828	282,031
Realized gain (loss) on investments	-	-	-	-	1,331,533	2,136,273	3,271,928	12,069,014
Change in unrealized gain (loss) on investments	-	-	-	-	891,419	(1,500,638)	(18,612,733)	(5,079,969)
Reinvested capital gains	-	-	-	-	-	-	9,528,527	6,169,351

Net increase (decrease) in contract owners’ equity resulting from operations	5,446,932	5,057,915	15,711,908	10,857,311	2,201,584	612,345	(5,028,450)	13,440,427

Equity transactions:
Purchase payments received from contract owners (note 6)	42,302,829	36,245,767	68,812,070	174,454,959	2,183,394	3,156,568	5,598,766	7,852,968
Transfers between funds	(16,434,437)	(20,282,149)	(45,150,872)	(26,589,546)	(1,419,241)	500,782	(8,336,203)	(11,917,583)
Surrenders (note 6)	(14,968,887)	(14,591,642)	(18,917,961)	(19,445,282)	(1,741,558)	(6,177,383)	(4,285,947)	(11,019,125)
Death benefits (note 4)	(393,264)	(430,692)	(450,281)	(68,864)	(44,026)	(55,315)	(195,551)	(625,733)
Net policy repayments (loans) (note 5)	(549,287)	(682,250)	(849,515)	217,926	(239,725)	(131,546)	(779,559)	(465,834)
Deductions for surrender charges (note 2d)	(850,636)	(850,181)	-	-	(42,924)	(46,363)	(126,970)	(175,861)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(7,268,391)	(7,954,613)	(4,767,447)	(4,077,600)	(761,772)	(863,076)	(2,391,630)	(2,819,571)
Asset charges (note 3):
FPVUL & VEL contracts	(380,951)	(370,746)	-	-	(49,431)	(51,213)	(159,916)	(167,018)
MSP contracts	(30,308)	(31,321)	-	-	(1,244)	(1,246)	(5,301)	(5,158)
SL contracts	(99,650)	(84,568)	-	-	(7,117)	(11,542)	(24,160)	(28,628)
Adjustments to maintain reserves	(519)	(5,168)	(415)	10,439	(11)	(6,453)	211	95

Net equity transactions	1,326,499	(9,037,563)	(1,324,421)	124,502,032	(2,123,655)	(3,686,787)	(10,706,260)	(19,371,448)

Net change in contract owners’ equity	6,773,431	(3,979,648)	14,387,487	135,359,343	77,929	(3,074,442)	(15,734,710)	(5,931,021)
Contract owners’ equity beginning of period	115,463,580	119,443,228	331,562,376	196,203,033	22,931,485	26,005,927	80,313,388	86,244,409

Contract owners’ equity end of period	$122,237,011	115,463,580	345,949,863	331,562,376	23,009,414	22,931,485	64,578,678	80,313,388

CHANGES IN UNITS:
Beginning units	8,783,438	9,499,298	30,574,890	18,911,688	1,330,056	1,555,282	3,035,848	3,867,500

Units purchased	3,749,887	2,837,447	9,127,693	20,441,450	259,030	349,644	348,871	361,356
Units redeemed	(3,669,989)	(3,553,307)	(9,210,447)	(8,778,248)	(372,428)	(574,870)	(777,365)	(1,193,008)

Ending units	8,863,336	8,783,438	30,492,136	30,574,890	1,216,658	1,330,056	2,607,354	3,035,848

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmComp		NVITNWFund		NVITNWLead		NVITUSGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(52,776)	(61,522)	5,037,157	4,901,772	21,624	7,431	(4,713)	14,099
Realized gain (loss) on investments	1,774,957	13,129,717	36,597,476	1,402,245	4,045	738	(7,974)	(68,320)
Change in unrealized gain (loss) on investments	(13,324,530)	(3,983,920)	(23,147,644)	56,960,310	(179,532)	83,224	1,327,479	(200,490)
Reinvested capital gains	13,780,217	2,239,910	26,261,593	-	322,938	113,501	-	130,686

Net increase (decrease) in contract owners’ equity resulting from operations	2,177,868	11,324,185	44,748,582	63,264,327	169,075	204,894	1,314,792	(124,025)

Equity transactions:
Purchase payments received from contract owners (note 6)	7,676,882	11,006,301	5,052,311	5,631,009	101,207	95,367	365,176	700,449
Transfers between funds	(3,150,515)	(18,838,133)	(130,747,319)	(1,739,199)	764,473	422,280	966,508	123,032
Surrenders (note 6)	(5,980,795)	(6,025,856)	(2,255,466)	(2,132,968)	(37,183)	(2,965)	(249,522)	(590,255)
Death benefits (note 4)	(299,943)	(260,687)	(2,784,096)	(332,227)	(691)	-	(6,430)	(26,342)
Net policy repayments (loans) (note 5)	(329,828)	(364,919)	(567,731)	(752,529)	(22,926)	(1,611)	(81,603)	(46,269)
Deductions for surrender charges (note 2d)	(134,196)	(139,993)	(140,442)	(193,180)	(805)	(480)	(5,615)	(14,853)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(2,748,147)	(3,096,872)	(5,870,177)	(5,735,389)	(42,996)	(32,855)	(192,936)	(244,363)
Asset charges (note 3):
FPVUL & VEL contracts	(159,675)	(158,429)	(206,960)	(193,484)	(3,484)	(2,578)	(12,654)	(13,600)
MSP contracts	(5,500)	(5,020)	(14,530)	(14,263)	(6)	-	(497)	(442)
SL contracts	(26,356)	(24,669)	(17,649)	(15,690)	(1,081)	(714)	(1,995)	(2,313)
Adjustments to maintain reserves	(1,294)	(62,516)	411	4,424	(20)	27	84	55

Net equity transactions	(5,159,367)	(17,970,793)	(137,551,648)	(5,473,496)	756,488	476,471	780,515	(114,901)

Net change in contract owners’ equity	(2,981,499)	(6,646,608)	(92,803,066)	57,790,831	925,563	681,365	2,095,307	(238,926)
Contract owners’ equity beginning of period	101,283,263	107,929,871	528,730,499	470,939,668	1,545,595	864,230	6,541,533	6,780,459

Contract owners’ equity end of period	$98,301,764	101,283,263	435,927,433	528,730,499	2,471,158	1,545,595	8,636,840	6,541,533

CHANGES IN UNITS:
Beginning units	4,807,692	5,767,374	41,070,072	41,489,502	95,970	62,358	417,938	431,480

Units purchased	775,425	715,029	361,685	444,215	53,784	48,609	102,600	84,716
Units redeemed	(992,957)	(1,674,711)	(10,216,321)	(863,645)	(12,004)	(14,997)	(69,734)	(98,258)

Ending units	4,590,160	4,807,692	31,215,436	41,070,072	137,750	95,970	450,804	417,938

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITVKVal		NVITMltSec		NBTAFasc		NBTAGuard
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$252,458	215,731	894,111	702,956	(1,623)	(1,815)	28,394	95,651
Realized gain (loss) on investments	386,501	611,592	(46,529)	14,731	81,135	78,642	1,423,112	2,245,862
Change in unrealized gain (loss) on investments	(1,615,122)	499,983	145,385	51,097	(109,895)	(36,527)	(490,657)	(418,853)
Reinvested capital gains	666,775	577,219	1,101	38,017	14,207	45,103	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(309,388)	1,904,525	994,068	806,801	(16,176)	85,403	960,849	1,922,660

Equity transactions:
Purchase payments received from contract owners (note 6)	1,390,523	1,717,353	1,688,306	1,807,496	146,992	181,213	865,049	887,138
Transfers between funds	1,111,088	347,555	6,600,687	(1,130,497)	476,028	(282,594)	(1,518,839)	(964,203)
Surrenders (note 6)	(767,489)	(563,976)	(2,352,346)	(1,536,865)	(84,650)	(47,239)	(831,265)	(1,705,503)
Death benefits (note 4)	(46,361)	(130,765)	(94,429)	(285,442)	(485)	(1,821)	(14,398)	(29,599)
Net policy repayments (loans) (note 5)	(124,679)	(128,466)	(124,144)	(5,560)	(10,951)	(22,508)	(98,543)	(189,086)
Deductions for surrender charges (note 2d)	(62,327)	(34,111)	(28,156)	(25,056)	(1,540)	(974)	(33,345)	(22,589)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(612,654)	(611,392)	(647,554)	(605,722)	(42,991)	(42,693)	(456,772)	(530,149)
Asset charges (note 3):
FPVUL & VEL contracts	(49,353)	(43,708)	(34,649)	(32,124)	(3,587)	(2,505)	(34,369)	(32,924)
MSP contracts	(1,861)	(1,297)	(3,112)	(3,307)	(9)	(85)	(863)	(939)
SL contracts	(7,158)	(5,807)	(6,896)	(5,862)	(519)	(498)	(3,821)	(4,041)
Adjustments to maintain reserves	(31)	99	104	(8)	(20)	74	8	36

Net equity transactions	829,698	545,485	4,997,811	(1,822,947)	478,268	(219,630)	(2,127,158)	(2,591,859)

Net change in contract owners’ equity	520,310	2,450,010	5,991,879	(1,016,146)	462,092	(134,227)	(1,166,309)	(669,199)
Contract owners’ equity beginning of period	13,620,225	11,170,215	18,535,654	19,551,800	1,548,041	1,682,268	13,939,908	14,609,107

Contract owners’ equity end of period	$14,140,535	13,620,225	24,527,533	18,535,654	2,010,133	1,548,041	12,773,599	13,939,908

CHANGES IN UNITS:
Beginning units	917,588	873,378	1,218,460	1,351,476	101,912	116,494	760,688	934,782

Units purchased	197,638	175,325	582,515	158,491	49,468	27,221	64,818	154,898
Units redeemed	(131,834)	(131,115)	(249,729)	(291,507)	(19,740)	(41,803)	(191,832)	(328,992)

Ending units	983,392	917,588	1,551,246	1,218,460	131,640	101,912	633,674	760,688

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAInt		NBTAMCGr		NBTAPart		NBTARegI
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$69,179	3,750	(24,011)	(22,024)	124,790	136,790	745	730
Realized gain (loss) on investments	144,850	64,388	2,826,675	1,903,659	780,824	2,935,967	33,868	(14,805)
Change in unrealized gain (loss) on investments	(380,354)	183,156	6,405,275	3,585,864	(1,165,305)	(2,822,988)	(28,828)	12,278
Reinvested capital gains	245,830	13,829	-	-	2,014,528	2,237,618	20,694	22,223

Net increase (decrease) in contract owners’ equity resulting from operations	79,505	265,123	9,207,939	5,467,499	1,754,837	2,487,387	26,479	20,426

Equity transactions:
Purchase payments received from contract owners (note 6)	358,782	216,888	2,615,746	4,023,169	1,083,019	1,561,021	30,871	12,694
Transfers between funds	1,976,152	1,146,282	215,894	(1,734,701)	87,747	815,963	425,549	399,771
Surrenders (note 6)	(68,663)	(108,990)	(2,411,434)	(1,585,818)	(1,152,951)	(5,958,775)	(24,648)	(1,466)
Death benefits (note 4)	-	-	(45,413)	(88,663)	(46,278)	(34,546)	(1,656)	-
Net policy repayments (loans) (note 5)	(48,573)	(46,365)	(321,555)	(157,366)	(215,608)	(680,813)	(2,814)	-
Deductions for surrender charges (note 2d)	(4,016)	(2,291)	(91,950)	(122,940)	(18,508)	(63,405)	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(125,872)	(56,459)	(1,819,681)	(1,799,054)	(721,945)	(815,350)	(24,688)	(9,310)
Asset charges (note 3):
FPVUL & VEL contracts	(10,837)	(4,456)	(114,501)	(102,689)	(54,526)	(54,760)	-	-
MSP contracts	(830)	(233)	(2,117)	(2,090)	(1,624)	(1,489)	-	-
SL contracts	(1,919)	(498)	(17,643)	(15,066)	(13,264)	(12,080)	-	-
Adjustments to maintain reserves	(92)	748	126	107	180	2,087	(21)	(938)

Net equity transactions	2,074,132	1,144,626	(1,992,528)	(1,585,111)	(1,053,757)	(5,242,147)	402,593	400,751

Net change in contract owners’ equity	2,153,637	1,409,749	7,215,411	3,882,388	701,080	(2,754,760)	429,072	421,177
Contract owners’ equity beginning of period	2,043,676	633,927	42,018,811	38,136,423	20,707,714	23,462,474	421,177	-

Contract owners’ equity end of period	$4,197,313	2,043,676	49,234,222	42,018,811	21,408,794	20,707,714	850,249	421,177

CHANGES IN UNITS:
Beginning units	140,884	53,950	2,370,878	2,443,662	1,186,366	1,534,846	41,094	-

Units purchased	162,648	99,337	314,230	261,641	127,991	193,885	54,649	42,315
Units redeemed	(23,192)	(12,403)	(365,848)	(334,425)	(191,619)	(542,365)	(15,181)	(1,221)

Ending units	280,340	140,884	2,319,260	2,370,878	1,122,738	1,186,366	80,562	41,094

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTARegS		NBTSocRes		OppCapAp		OppGlSec3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,364	3,419	3,373	3,512	101,507	290,028	244,490	109,643
Realized gain (loss) on investments	17,720	7,578	95,838	84,079	6,719,902	6,558,021	407,900	216,685
Change in unrealized gain (loss) on investments	(44,082)	8,407	105,082	177,186	9,684,670	2,466,146	(391,749)	1,264,016
Reinvested capital gains	34,794	47,400	12,686	24,933	-	-	890,130	573,997

Net increase (decrease) in contract owners’ equity resulting from operations	13,796	66,804	216,979	289,710	16,506,079	9,314,195	1,150,771	2,164,341

Equity transactions:
Purchase payments received from contract owners (note 6)	166,291	77,630	505,485	469,710	8,908,934	13,571,860	3,872,113	3,887,872
Transfers between funds	354,850	477,234	1,576,590	707,196	(4,903,637)	(20,777,203)	695,556	3,708,909
Surrenders (note 6)	(43,073)	(51,066)	(161,532)	(152,125)	(5,455,212)	(4,677,523)	(628,603)	(657,688)
Death benefits (note 4)	-	-	-	-	(201,427)	(120,277)	(16,782)	(28,039)
Net policy repayments (loans) (note 5)	(1,403)	(4,356)	(22,401)	(9,253)	(969,994)	(321,628)	(248,139)	(78,170)
Deductions for surrender charges (note 2d)	(605)	(726)	(11,783)	(11,943)	(181,339)	(216,478)	(52,984)	(41,812)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(36,655)	(25,199)	(158,957)	(118,796)	(3,830,226)	(4,147,291)	(841,921)	(672,243)
Asset charges (note 3):
FPVUL & VEL contracts	(4,106)	(2,680)	(11,046)	(7,089)	(208,136)	(199,499)	(64,092)	(42,792)
MSP contracts	(120)	(57)	(1,270)	(307)	(6,183)	(6,029)	(1,529)	(923)
SL contracts	(575)	(234)	(2,779)	(2,022)	(28,295)	(26,270)	(11,539)	(9,127)
Adjustments to maintain reserves	50	25	15	62	842	4,713	687	30

Net equity transactions	434,654	470,571	1,712,322	875,433	(6,874,673)	(16,915,625)	2,702,767	6,066,017

Net change in contract owners’ equity	448,450	537,375	1,929,301	1,165,143	9,631,406	(7,601,430)	3,853,538	8,230,358
Contract owners’ equity beginning of period	806,767	269,392	2,727,354	1,562,211	123,105,847	130,707,277	16,951,140	8,720,782

Contract owners’ equity end of period	$1,255,217	806,767	4,656,655	2,727,354	132,737,253	123,105,847	20,804,678	16,951,140

CHANGES IN UNITS:
Beginning units	62,360	23,100	160,134	104,292	9,247,300	10,683,274	1,194,348	723,136

Units purchased	36,883	42,368	115,981	71,098	1,701,790	1,281,089	334,319	594,916
Units redeemed	(5,095)	(3,108)	(22,047)	(15,256)	(1,886,370)	(2,717,063)	(150,171)	(123,704)

Ending units	94,148	62,360	254,068	160,134	9,062,720	9,247,300	1,378,496	1,194,348

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSec		OppHighInc3		OppHighInc		OppMStSCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$846,098	653,896	-	-	314,323	258,840	15,649	4,810
Realized gain (loss) on investments	3,526,168	8,813,547	(6,634)	-	86,244	(18,628)	167,507	156,168
Change in unrealized gain (loss) on investments	(3,673,827)	(1,859,919)	(19,298)	-	(343,433)	119,146	(459,107)	210,349
Reinvested capital gains	3,596,308	4,090,534	-	-	-	-	166,883	94,934

Net increase (decrease) in contract owners’ equity resulting from operations	4,294,747	11,698,058	(25,932)	-	57,134	359,358	(109,068)	466,261

Equity transactions:
Purchase payments received from contract owners (note 6)	3,797,108	2,915,675	709,190	-	1,082,944	532,106	780,405	680,348
Transfers between funds	276,478	1,041,332	250,372	-	(2,419,418)	227,330	755,331	1,271,772
Surrenders (note 6)	(2,108,991)	(8,605,245)	(25,203)	-	(159,395)	(106,681)	(104,836)	(284,848)
Death benefits (note 4)	(16,525)	(122,420)	-	-	-	(802)	(12,370)	(35,812)
Net policy repayments (loans) (note 5)	(412,767)	(218,423)	54,725	-	(39,080)	(47,547)	(89,390)	(2,810)
Deductions for surrender charges (note 2d)	(59,987)	(86,123)	(734)	-	(16,904)	(12,825)	(11,852)	(23,293)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,494,333)	(1,744,211)	(21,896)	-	(222,796)	(308,843)	(225,202)	(205,569)
Asset charges (note 3):
FPVUL & VEL contracts	(72,352)	(81,862)	(1,313)	-	(13,593)	(14,128)	(18,899)	(14,409)
MSP contracts	(2,218)	(2,061)	(4)	-	(343)	(302)	(265)	(207)
SL contracts	(12,664)	(14,148)	(787)	-	(1,520)	(1,596)	(3,019)	(1,701)
Adjustments to maintain reserves	155	1,897	92	-	38	14	(18)	145

Net equity transactions	(106,097)	(6,915,589)	964,442	-	(1,790,066)	266,726	1,069,885	1,383,616

Net change in contract owners’ equity	4,188,650	4,782,469	938,510	-	(1,732,932)	626,084	960,817	1,849,877
Contract owners’ equity beginning of period	71,703,657	66,921,188	-	-	4,422,033	3,795,949	4,514,334	2,664,457

Contract owners’ equity end of period	$75,892,307	71,703,657	938,510	-	2,689,101	4,422,033	5,475,151	4,514,334

CHANGES IN UNITS:
Beginning units	4,816,044	5,273,314	-	-	324,172	304,496	215,614	146,346

Units purchased	730,054	991,724	108,703	-	84,130	57,743	74,470	99,399
Units redeemed	(739,896)	(1,448,994)	(11,559)	-	(210,968)	(38,067)	(25,378)	(30,131)

Ending units	4,806,202	4,816,044	97,144	-	197,334	324,172	264,706	215,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMSt		OppMidCap		PVITAllAst		PVITLowDur
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$435,438	438,967	(37,301)	(45,719)	128,819	128,582	1,913,743	1,576,571
Realized gain (loss) on investments	2,488,360	1,963,250	2,820,783	3,970,282	8,648	62,978	(167,628)	(319,633)
Change in unrealized gain (loss) on investments	(967,352)	3,463,093	141,986	(2,446,101)	(16,995)	(54,520)	1,198,669	210,497
Reinvested capital gains	-	-	-	-	-	3,877	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,956,446	5,865,310	2,925,468	1,478,462	120,472	140,917	2,944,784	1,467,435

Equity transactions:
Purchase payments received from contract owners (note 6)	3,690,819	4,120,791	3,427,890	4,625,076	144,724	417,108	3,597,316	3,274,924
Transfers between funds	(780,458)	(244,548)	(1,452,282)	(7,824,283)	482,973	(2,728,357)	2,555,949	(130,978)
Surrenders (note 6)	(2,533,652)	(2,633,893)	(4,254,620)	(3,278,861)	(232,208)	(371,662)	(986,777)	(2,584,179)
Death benefits (note 4)	(199,548)	(306,762)	(139,588)	(114,492)	(1,178)	-	(60,757)	(12,566)
Net policy repayments (loans) (note 5)	(281,305)	(432,302)	(378,872)	(129,426)	-	-	(42,960)	840
Deductions for surrender charges (note 2d)	(123,182)	(127,429)	(111,321)	(162,360)	-	-	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,995,539)	(2,107,721)	(1,992,158)	(2,339,153)	(22,357)	(34,790)	(827,477)	(879,519)
Asset charges (note 3):
FPVUL & VEL contracts	(140,142)	(132,654)	(121,672)	(128,675)	-	-	-	-
MSP contracts	(5,805)	(5,596)	(2,609)	(2,733)	-	-	-	-
SL contracts	(17,229)	(16,675)	(12,439)	(13,529)	-	-	-	-
Adjustments to maintain reserves	35	40	29	(255)	20	110	4,838	(1,166)

Net equity transactions	(2,386,005)	(1,886,749)	(5,037,642)	(9,368,691)	371,974	(2,717,591)	4,240,132	(332,644)

Net change in contract owners’ equity	(429,559)	3,978,561	(2,112,174)	(7,890,229)	492,446	(2,576,674)	7,184,916	1,134,791
Contract owners’ equity beginning of period	44,276,761	40,298,200	47,680,834	55,571,063	1,536,847	4,113,521	40,492,090	39,357,299

Contract owners’ equity end of period	$43,847,202	44,276,761	45,568,660	47,680,834	2,029,293	1,536,847	47,677,006	40,492,090

CHANGES IN UNITS:
Beginning units	3,166,310	3,313,744	3,773,684	4,702,756	123,954	346,486	3,670,596	3,699,808

Units purchased	439,351	419,706	348,013	376,202	48,196	45,134	1,479,479	434,776
Units redeemed	(593,883)	(567,140)	(758,449)	(1,305,274)	(20,766)	(267,666)	(1,121,955)	(463,988)

Ending units	3,011,778	3,166,310	3,363,248	3,773,684	151,384	123,954	4,028,120	3,670,596

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVITRealRet		PVITTotRet		PioVHiYield		PVTGroInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,999,912	1,586,946	6,022,108	4,249,566	756,130	645,917	17,993	18,028
Realized gain (loss) on investments	(620,299)	(330,063)	(1,269,327)	(749,358)	(27,374)	(140,344)	53,316	35,631
Change in unrealized gain (loss) on investments	3,064,499	(2,320,724)	6,741,192	(291,320)	11,391	323,000	(329,857)	102,959
Reinvested capital gains	120,384	1,140,949	-	654,903	13,618	171,999	206,758	28,081

Net increase (decrease) in contract owners’ equity resulting from operations	4,564,496	77,108	11,493,973	3,863,791	753,765	1,000,572	(51,790)	184,699

Equity transactions:
Purchase payments received from contract owners (note 6)	2,971,467	3,855,829	10,036,226	11,445,348	1,169,898	1,272,832	144,799	192,407
Transfers between funds	5,652,439	10,103,605	19,558,903	33,883,799	1,707,078	711,631	(280,484)	(44,426)
Surrenders (note 6)	(1,694,488)	(2,190,978)	(4,425,966)	(13,016,934)	(183,443)	(263,529)	(11,050)	(30,875)
Death benefits (note 4)	(28,740)	(10,531)	(156,187)	(33,557)	(9,978)	(2,578)	-	-
Net policy repayments (loans) (note 5)	(372,736)	107	(1,354,201)	(26,634)	(11,848)	175	(17,511)	(21,032)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(3,348)	(8,618)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(533,350)	(535,709)	(1,723,540)	(1,589,933)	(175,606)	(161,357)	(77,473)	(83,572)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(5,034)	(4,578)
MSP contracts	-	-	-	-	-	-	(40)	(36)
SL contracts	-	-	-	-	-	-	(349)	(307)
Adjustments to maintain reserves	5,410	11,835	3,500	30,288	(2,920)	137	(20)	20

Net equity transactions	6,000,002	11,234,158	21,938,735	30,692,377	2,493,181	1,557,311	(250,509)	(1,017)

Net change in contract owners’ equity	10,564,498	11,311,266	33,432,708	34,556,168	3,246,946	2,557,883	(302,299)	183,682
Contract owners’ equity beginning of period	43,096,183	31,784,917	124,221,767	89,665,599	13,675,160	11,117,277	1,333,714	1,150,032

Contract owners’ equity end of period	$53,660,681	43,096,183	157,654,475	124,221,767	16,922,106	13,675,160	1,031,415	1,333,714

CHANGES IN UNITS:
Beginning units	3,453,452	2,555,674	10,375,034	7,755,960	840,566	739,418	79,204	79,162

Units purchased	843,355	1,220,721	3,930,079	3,928,794	298,319	133,955	9,142	11,200
Units redeemed	(400,197)	(322,943)	(2,181,903)	(1,309,720)	(155,999)	(32,807)	(23,158)	(11,158)

Ending units	3,896,610	3,453,452	12,123,210	10,375,034	982,886	840,566	65,188	79,204

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTIntlEq		PVTVoygr		RCFMicroCap		TRoeBlChip2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$71,341	12,530	-	389	666,825	(55,521)	2,508	2,764
Realized gain (loss) on investments	601,287	375,808	12,981	6,926	2,843,088	4,280,337	49,202	20,130
Change in unrealized gain (loss) on investments	(765,324)	520,130	10,030	12,151	(6,178,520)	1,284,180	200,505	75,614
Reinvested capital gains	308,832	-	-	-	4,638,864	2,562,710	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	216,136	908,468	23,011	19,466	1,970,257	8,071,706	252,215	98,508

Equity transactions:
Purchase payments received from contract owners (note 6)	276,917	220,234	93,868	108,648	3,535,598	5,413,595	428,338	211,549
Transfers between funds	654,875	2,167,875	(29,054)	(28,660)	4,897,994	2,521,755	969,998	814,033
Surrenders (note 6)	(2,705,953)	(409,962)	(11,432)	(6,539)	(3,340,590)	(5,177,630)	(28,609)	(5,819)
Death benefits (note 4)	-	(863)	-	(9,679)	(67,890)	(19,609)	-	-
Net policy repayments (loans) (note 5)	(71,912)	(212,480)	(1,374)	(1,653)	(324,950)	(14,185)	(3,256)	(3,902)
Deductions for surrender charges (note 2d)	(42,978)	(10,394)	(4,601)	(2,997)	-	-	(1,412)	(992)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(107,212)	(105,882)	(32,129)	(36,622)	(726,471)	(712,198)	(94,502)	(36,353)
Asset charges (note 3):
FPVUL & VEL contracts	(8,968)	(7,388)	(2,070)	(1,773)	-	-	(6,487)	(2,476)
MSP contracts	(287)	(220)	(8)	(7)	-	-	(686)	(251)
SL contracts	(914)	(2,321)	(169)	(154)	-	-	(1,061)	(357)
Adjustments to maintain reserves	37	38	1	(18)	1,829	15,515	55	(7)

Net equity transactions	(2,006,396)	1,638,637	13,032	20,546	3,975,520	2,027,243	1,262,379	975,425

Net change in contract owners’ equity	(1,790,260)	2,547,105	36,043	40,012	5,945,777	10,098,949	1,514,593	1,073,933
Contract owners’ equity beginning of period	4,854,301	2,307,196	399,362	359,350	48,996,850	38,897,901	1,447,892	373,959

Contract owners’ equity end of period	$3,064,041	4,854,301	435,405	399,362	54,942,627	48,996,850	2,962,485	1,447,892

CHANGES IN UNITS:
Beginning units	227,790	138,276	28,784	27,308	2,136,548	2,048,560	117,044	33,050

Units purchased	37,262	154,928	6,820	8,335	780,947	515,021	107,456	88,498
Units redeemed	(132,372)	(65,414)	(5,864)	(6,859)	(610,903)	(427,033)	(11,608)	(4,504)

Ending units	132,680	227,790	29,740	28,784	2,306,592	2,136,548	212,892	117,044

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowEqInc2		TRowLtdTBd2		TRowMidCap2		TRowNwAmGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,217,141	864,340	31,808	13,800	(61,195)	(70,941)	(40,234)	(36,053)
Realized gain (loss) on investments	2,442,812	3,458,350	505	(1,565)	795,326	2,418,664	358,825	168,410
Change in unrealized gain (loss) on investments	(7,086,343)	7,085,486	9,510	5,730	(119,402)	(4,201,040)	(144,425)	86,063
Reinvested capital gains	5,888,178	2,346,470	-	-	2,917,556	2,767,140	1,393,989	140,937

Net increase (decrease) in contract owners’ equity resulting from operations	2,461,788	13,754,646	41,823	17,965	3,532,285	913,823	1,568,155	359,357

Equity transactions:
Purchase payments received from contract owners (note 6)	6,699,108	8,015,837	39,059	49,427	1,551,393	2,301,920	1,422,255	1,663,612
Transfers between funds	5,950,710	12,414,642	477,727	307,240	1,142,298	(2,433,681)	597,210	(1,364,094)
Surrenders (note 6)	(4,533,132)	(11,104,790)	(706)	(19,071)	(1,247,446)	(5,825,971)	(312,800)	(3,522,388)
Death benefits (note 4)	(348,000)	(78,939)	-	-	(7,610)	(38,052)	(2,395)	(21,928)
Net policy repayments (loans) (note 5)	(390,286)	(20,030)	939	374	-	-	-	-
Deductions for surrender charges (note 2d)	(11,317)	(1,671)	(93)	(1,701)	-	-	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,463,229)	(1,270,895)	(19,732)	(11,120)	(255,221)	(309,455)	(181,347)	(188,860)
Asset charges (note 3):
FPVUL & VEL contracts	(13,769)	(5,571)	(1,583)	(872)	-	-	-	-
MSP contracts	(1,406)	(189)	(90)	(25)	-	-	-	-
SL contracts	(3,475)	(1,426)	(585)	(101)	-	-	-	-
Adjustments to maintain reserves	(31)	23,259	97	(9)	480	3,236	217	1,091

Net equity transactions	5,885,173	7,970,227	495,032	324,142	1,183,894	(6,302,003)	1,523,140	(3,432,567)

Net change in contract owners’ equity	8,346,961	21,724,873	536,855	342,107	4,716,179	(5,388,180)	3,091,295	(3,073,210)
Contract owners’ equity beginning of period	90,826,099	69,101,226	543,609	201,502	22,715,392	28,103,572	11,308,565	14,381,775

Contract owners’ equity end of period	$99,173,060	90,826,099	1,080,464	543,609	27,431,571	22,715,392	14,399,860	11,308,565

CHANGES IN UNITS:
Beginning units	5,136,926	4,627,720	51,598	19,896	1,128,870	1,481,904	939,794	1,278,060

Units purchased	1,435,442	1,306,509	48,184	34,852	379,140	153,093	255,291	235,785
Units redeemed	(1,121,126)	(797,303)	(2,322)	(3,150)	(344,488)	(506,127)	(140,439)	(574,051)

Ending units	5,451,242	5,136,926	97,460	51,598	1,163,522	1,128,870	1,054,646	939,794

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowPerStrBal		DrySRGro		TurnGrowth		VEWrldEMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$611	-	79,177	13,295	-	-	80,751	84,938
Realized gain (loss) on investments	(153)	-	388,700	(55,407)	-	-	2,424,018	1,284,003
Change in unrealized gain (loss) on investments	(6,873)	-	673,725	1,370,321	-	-	850,067	2,758,263
Reinvested capital gains	5,564	-	-	-	-	-	3,792,797	1,453,634

Net increase (decrease) in contract owners’ equity resulting from operations	(851)	-	1,141,602	1,328,209	-	-	7,147,633	5,580,838

Equity transactions:
Purchase payments received from contract owners (note 6)	(1)	-	1,669,314	1,957,145	-	(314)	2,180,732	1,351,579
Transfers between funds	68,501	-	(919,841)	(882,076)	-	(158)	5,342,557	1,591,024
Surrenders (note 6)	-	-	(1,145,171)	(906,318)	-	-	(2,715,913)	(1,042,203)
Death benefits (note 4)	-	-	(70,515)	(79,789)	-	-	(17,254)	(8,419)
Net policy repayments (loans) (note 5)	-	-	(145,670)	(66,827)	-	45	(225,567)	(487,331)
Deductions for surrender charges (note 2d)	-	-	(42,105)	(78,414)	-	-	(67,425)	(43,711)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,837)	-	(948,726)	(1,052,968)	-	427	(680,487)	(611,984)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(61,327)	(59,616)	-	-	(56,895)	(44,978)
MSP contracts	-	-	(2,201)	(2,467)	-	-	(933)	(647)
SL contracts	-	-	(4,892)	(5,025)	-	-	(6,996)	(6,099)
Adjustments to maintain reserves	28	-	127	1,725	-	-	52	(345)

Net equity transactions	66,691	-	(1,671,007)	(1,174,630)	-	-	3,751,872	696,886

Net change in contract owners’ equity	65,840	-	(529,405)	153,579	-	-	10,899,505	6,277,724
Contract owners’ equity beginning of period	-	-	15,428,539	15,274,960	-	-	20,038,378	13,760,654

Contract owners’ equity end of period	$65,840	-	14,899,134	15,428,539	-	-	30,937,883	20,038,378

CHANGES IN UNITS:
Beginning units	-	-	1,291,626	1,397,018	-	-	722,392	698,520

Units purchased	6,231	-	170,624	182,190	-	49	201,896	136,935
Units redeemed	(171)	-	(304,318)	(287,582)	-	(49)	(140,816)	(113,063)

Ending units	6,060	-	1,157,932	1,291,626	-	-	783,472	722,392

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldHAs		VKUCorPlus		VKUEmMkt		VKUMCpGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$3,145	(4,133)	101,028	77,741	780,351	1,330,659	(10,665)	(9,401)
Realized gain (loss) on investments	2,746,926	4,562,925	(4,898)	(8,603)	(156,036)	(46,443)	123,206	779,703
Change in unrealized gain (loss) on investments	3,778,614	(1,696,211)	49,582	542	(291,052)	(428,311)	902,460	(658,265)
Reinvested capital gains	2,778,314	1,034,045	-	10,330	339,236	293,124	356,505	414,443

Net increase (decrease) in contract owners’ equity resulting from operations	9,306,999	3,896,626	145,712	80,010	672,499	1,149,029	1,371,506	526,480

Equity transactions:
Purchase payments received from contract owners (note 6)	1,842,459	1,455,729	331,884	282,476	899,552	1,126,294	514,478	625,729
Transfers between funds	5,003,434	1,215,205	935,694	676,418	506,893	(3,393,738)	2,083,000	689,264
Surrenders (note 6)	(2,075,418)	(1,683,571)	(20,459)	(100,849)	(459,758)	(564,400)	(397,963)	(225,258)
Death benefits (note 4)	(63,440)	(36,968)	(12,161)	-	(6,488)	(21,145)	(17,838)	(5,059)
Net policy repayments (loans) (note 5)	(142,453)	55,554	(10,954)	(17,816)	(89,124)	(103,345)	(118,658)	(26,087)
Deductions for surrender charges (note 2d)	(15,474)	(51,830)	(3,439)	(4,133)	(8,810)	(29,118)	(6,663)	(14,362)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(581,186)	(531,025)	(127,517)	(107,363)	(319,737)	(371,946)	(179,405)	(173,251)
Asset charges (note 3):
FPVUL & VEL contracts	(39,632)	(36,114)	(8,674)	(7,082)	(22,360)	(22,200)	(11,015)	(10,068)
MSP contracts	(1,097)	(947)	(818)	(316)	(909)	(831)	(154)	(130)
SL contracts	(6,656)	(5,760)	(2,520)	(911)	(3,833)	(3,626)	(1,350)	(1,151)
Adjustments to maintain reserves	(1,244)	(2,992)	8	15	82	101	15	(135)

Net equity transactions	3,919,293	377,281	1,081,045	720,439	495,507	(3,383,954)	1,864,446	859,492

Net change in contract owners’ equity	13,226,292	4,273,907	1,226,757	800,449	1,168,006	(2,234,925)	3,235,952	1,385,972
Contract owners’ equity beginning of period	21,140,115	16,866,208	2,203,064	1,402,615	11,057,484	13,292,409	5,953,935	4,567,963

Contract owners’ equity end of period	$34,366,407	21,140,115	3,429,821	2,203,064	12,225,490	11,057,484	9,189,887	5,953,935

CHANGES IN UNITS:
Beginning units	720,990	718,664	190,806	126,012	514,122	682,272	641,876	536,530

Units purchased	188,799	88,502	110,813	84,880	117,121	88,656	242,918	178,601
Units redeemed	(135,009)	(86,176)	(19,925)	(20,086)	(110,583)	(256,806)	(75,020)	(73,255)

Ending units	774,780	720,990	281,694	190,806	520,660	514,122	809,774	641,876

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUUSRE		WRGrowth		WRRealEstS		WRSciTech
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$891,057	788,090	(108)	(1,761)	753	246	(1)	-
Realized gain (loss) on investments	13,619,379	6,245,079	6,486	(74,296)	1,347	480	1	-
Change in unrealized gain (loss) on investments	(37,103,354)	14,169,666	(6,613)	829	(30,222)	4,210	(752)	-
Reinvested capital gains	7,855,595	5,346,275	5,561	-	6,902	1,120	833	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,737,323)	26,549,110	5,326	(75,228)	(21,220)	6,056	81	-

Equity transactions:
Purchase payments received from contract owners (note 6)	7,996,860	9,310,060	446	-	8,026	629	-	-
Transfers between funds	(14,575,193)	1,549,147	213,856	104,397	119,692	40,773	4,475	-
Surrenders (note 6)	(5,715,823)	(3,486,873)	(97)	-	-	(319)	-	-
Death benefits (note 4)	(94,246)	(111,497)	-	-	(13)	-	-	-
Net policy repayments (loans) (note 5)	(871,143)	(516,555)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(138,585)	(151,721)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(2,680,819)	(2,753,121)	(579)	(6,134)	(1,748)	(479)	-	-
Asset charges (note 3):
FPVUL & VEL contracts	(160,011)	(151,490)	-	-	-	-	-	-
MSP contracts	(7,515)	(8,360)	-	-	-	-	-	-
SL contracts	(22,906)	(19,001)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,594)	9,186	50	8	(13)	54	8	-

Net equity transactions	(16,270,975)	3,669,775	213,676	98,271	125,944	40,658	4,483	-

Net change in contract owners’ equity	(31,008,298)	30,218,885	219,002	23,043	104,724	46,714	4,564	-
Contract owners’ equity beginning of period	100,644,807	70,425,922	23,043	-	46,714	-	-	-

Contract owners’ equity end of period	$69,636,509	100,644,807	242,045	23,043	151,438	46,714	4,564	-

CHANGES IN UNITS:
Beginning units	2,819,290	2,709,484	1,882	-	3,140	-	-	-

Units purchased	452,612	412,839	15,885	90,417	9,507	3,198	448	-
Units redeemed	(934,510)	(303,033)	(2,105)	(88,535)	(527)	(58)	-	-

Ending units	2,337,392	2,819,290	15,662	1,882	12,120	3,140	448	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WFVOpp
Investment activity:	2007	2006
Net investment income (loss)	$152,034	(26,293)
Realized gain (loss) on investments	1,395,702	3,018,661
Change in unrealized gain (loss) on investments	(3,753,806)	(2,833,629)
Reinvested capital gains	4,072,320	3,200,397

Net increase (decrease) in contract owners’ equity resulting from operations	1,866,250	3,359,136

Equity transactions:
Purchase payments received from contract owners (note 6)	1,651,619	3,443,916
Transfers between funds	(2,371,425)	(5,466,911)
Surrenders (note 6)	(1,259,320)	(1,514,361)
Death benefits (note 4)	(11,325)	(131,177)
Net policy repayments (loans) (note 5)	(454,366)	(173,669)
Deductions for surrender charges (note 2d)	(42,949)	(52,172)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(824,682)	(928,700)
Asset charges (note 3):
FPVUL & VEL contracts	(55,843)	(54,429)
MSP contracts	(1,246)	(1,283)
SL contracts	(12,989)	(12,740)
Adjustments to maintain reserves	2,073	62

Net equity transactions	(3,380,453)	(4,891,464)

Net change in contract owners’ equity	(1,514,203)	(1,532,328)
Contract owners’ equity beginning of period	28,527,670	30,059,998

Contract owners’ equity end of period	$27,013,467	28,527,670

CHANGES IN UNITS:
Beginning units	2,101,264	2,485,342

Units purchased	206,219	319,153
Units redeemed	(440,523)	(703,231)

Ending units	1,866,960	2,101,264

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT–4

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts
Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series I (AIMBValue)

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Capital Development Fund – Series I (AIMCapDev)

AIM VIF – International Growth Fund – Series I (AIMIntGr)

AllianceBernstein Growth and Income Fund – Class A (AlGrIncA)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA)

AllianceBernstein VPS – International Value Portfolio – Class A (AlVIntlValA)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class A (AlVSmMdCpA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

Portfolios of the American Funds Insurance Series® (American Funds IS);

American Funds IS – Asset Allocation Fund – Class 2 (AFAssetAlloc)*

American Funds IS – Bond Fund – Class 2 (AFBnd2)*

American Funds IS – Growth Fund – Class 2 (AFGrowth2)*

BlackRock International Index Portfolio – Class II (BRIntIndex)*

BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp)

Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Davis Variable Account Fund, Inc. – Davis Value Portfolio (DavVAFVal)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – European Equity Portfolio (DryIPEuroEq)*

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryIPMidCap)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Mid Cap Index Fund, Inc. (DryMdCpInx)*

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd)

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal)

Portfolios of the DWS VIP Funds;

DWS Investments VIT Funds – DWS Small Cap Index VIP – Class A (DWSSm)*

DWS Variable Series II – Dreman High Return Equity VIP – Class B (DWSVHghRtrn)

DWS Variable Series II – Dreman Small Mid Cap Value VIP – Class B (DWSSmMidCp)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPIdx500)*

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS)*

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 2 (FrVIPGlInc2)*

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Mutual Discovery Securities Fund – Class 2 (FrVIPMDSec2)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1 (FrVIPSCapV1)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)

Goldman Sachs Mid Cap Value Fund – Class A (GSMdCpValA)*

Goldman Sachs Variable Insurance Trust – Mid Cap Value Fund (GSVTMdCpV)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust – Balanced Portfolio 1 (JPMBal)*

JPMorgan Insurance Trust – Core Bond Portfolio 1 (JPMCBond)*

JPMorgan Insurance Trust – Diversified Equity Portfolio 1 (JPMDivEq)*

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)

JPMorgan Insurance Trust – Equity Index Portfolio 1 (JPMEqIndx)*

JPMorgan Insurance Trust – Government Bond Portfolio 1 (JPMGvtBd)*

JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1 (JPMMidCap)*

JPMorgan Insurance Trust – Large Cap Growth Portfolio 1 (JPMLgCapGr)*

Portfolio of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET – Small Cap Growth Portfolio – Class I (LMVESmCap)*

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolio of the Lincoln Variable Insurance Products Trust (Lincoln VIP);

Lincoln VIP – Baron Growth Opportunities Funds – Service Class

(formerly Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares) (LincGroOp)

Lord Abbett Series Fund, Inc. – Mid Cap Value Portfolio – Class VC (LrdMidCapV)

Portfolios of the M Fund, Inc.;

M Fund, Inc. – Brandes International Equity Fund (MFIIntl)*

M Fund, Inc. – Business Opportunity Value Fund (MFIBusOp)*

M Fund, Inc. – Frontier Capital Appreciation Fund (MFICapAp)*

M Fund, Inc. – Turner Core Growth Fund (MFICoreGro)*

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt)

MFS VIT – Research International Series – Service Class (MFSRsrchIntl)

MFS VIT – Value Series – Initial Class (MFSValue)

MFS VIT – Value Series – Service Class (MFSValueS)*

Nationwide GVIT Strategic Value Fund – Class I (NWStratV)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class II (NVITIntIdx2)

Nationwide VIT – International Index Fund – Class VI (NVITIntIdx6)

Nationwide VIT – International Value Fund – Class I (NVITIntValI)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Money Market Fund – Class V (NVITMyMkt5)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class I (NBTARegI)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street®– Non-Service Shares (OppMSt)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

Oppenheimer VAF – Strategic Bond Fund – Non-Service Shares (OppStrBdFnd)*

PIMCO Total Return Fund – Administrative Shares (PimTotRet)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAst)

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur)

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT – Pioneer Emerging Markets Portfolio – Class I Shares (PioVEmMrkt)*

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares (PioVHiYield)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)

Putnam VT – OTC & Emerging Growth Fund – IB Shares (PVTOTCGr)*

Putnam VT – Small Cap Value Fund – IB Shares (PVTSmCapV)*

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)

Portfolios of the Royce Captial Fund;

Royce Capital Fund – Micro Cap Portfolio (RCFMicroCap)

Royce Capital Fund – Small Cap Portfolio (RCFSmCap)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Health Sciences Portfolio – II (TRowHlthSc2)*

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)

T. Rowe Price New America Growth Portfolio (TRowNwAmGr)

T. Rowe Price Personal Strategy Balanced Portfolio (TRowPerStrBal)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – Equity Growth Portfolio – Class I (VKUEqGro)*

Van Kampen UIF – Global Real Estate Portfolio – Class II (VKUGlobRE)*

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Vanguard® Variable Insurance Funds (Vanguard® VIF);

Vanguard® VIF – Balanced Portfolio (VVIFBal)*

Vanguard® VIF – Diversified Value Portfolio (VVIFDivVal)*

Vanguard® VIF – International Portfolio (VVIFIntl)*

Vanguard® VIF – Mid Cap Index Portfolio (VVIFMCpIndx)*

Vanguard® VIF – Short-Term Investment-Grade Portfolio (VVIFStTmInv)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)*

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Discovery FundSM (WFVDisc)*

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

Wells Fargo AVT – Small Cap Growth Fund (WFVSmCpGr)*

At December 31, 2007, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in-First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Policy Charges

(a)	Deductions from Premium
For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load of 9.0% (5.5% starting in the seventh policy year) from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $22,337,781 and $30,403,541, respectively.

(b)	Cost of Insurance
A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

(c)	Administrative Charges
For individual flexible premium survivorship and modified single premium contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Surrender Charges
Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium survivorship, modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the ninth year or later.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges

(a)	Modified Single Premium Contracts (MSP)
For modified single premium contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. This charge is assessed monthly against each contract by liquidating units.

(b)	Flexible Premium and Variable Executive Life Contracts (SPVUL and VEL)
For Choice LifeSM contracts, the Company deducts a mortality and expense risk charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c)	Survivorship Life Contracts (SL)
For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts a mortality and expense risk charge of $0.55 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.55 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.55 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.55 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.35 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.20 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.60 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.30 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.10 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.60 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.10 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.80 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.30 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Corporate Contracts
For the Corporate Series, the Company deducts from the assets of the Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier for Corporate Series contracts applies as 0.20% for all policy years. This charge is assessed through the daily unit value calculation.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $26,820,115 and $33,285,412, respectively, and total transfers from the Account to the fixed account were $52,254,217 and $48,694,028, respectively.
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

The BEST of AMERICA® America’s FUTURE Life SeriesSM

AIM VIF – Basic Value Fund – Series I
2007	0.00%	315,430	$17.772480	$5,605,973	0.59%	1.54%
2006	0.00%	334,122	17.502242	5,847,884	0.42%	13.20%
2005	0.00%	300,432	15.460790	4,644,916	0.09%	5.74%
2004	0.00%	218,854	14.622048	3,200,094	0.00%	11.07%
2003	0.00%	62,247	13.164786	819,468	0.06%	33.63%

AIM VIF – Capital Appreciation Fund – Series I
2007	0.00%	101,352	17.125365	1,735,690	0.00%	12.01%
2006	0.00%	102,104	15.288632	1,561,030	0.06%	6.30%
2005	0.00%	85,976	14.382523	1,236,552	0.08%	8.84%
2004	0.00%	57,596	13.214909	761,126	0.00%	6.63%
2003	0.00%	26,916	12.393708	333,589	0.00%	23.94	% 05/01/03

AIM VIF – Capital Development Fund – Series I
2007	0.00%	192,610	21.737696	4,186,898	0.00%	10.84%
2006	0.00%	180,668	19.610981	3,543,077	0.00%	16.52%
2005	0.00%	164,886	16.830569	2,775,125	0.00%	9.60%
2004	0.00%	122,266	15.355666	1,877,476	0.00%	15.50%
2003	0.00%	33,912	13.294993	450,860	0.00%	35.36%

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.00%	232,948	19.140759	4,458,802	1.44%	5.12%
2006	0.00%	241,896	18.208779	4,404,631	1.37%	17.29%
2005	0.00%	247,326	15.525074	3,839,754	1.48%	4.87%
2004	0.00%	243,956	14.804614	3,611,674	0.92%	11.46%
2003	0.00%	145,925	13.282209	1,938,206	0.51%	32.50%

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.00%	214,120	20.478040	4,384,758	0.89%	1.70%
2006	0.00%	168,136	20.134859	3,385,395	0.45%	14.42%
2005	0.00%	198,030	17.597332	3,484,800	0.74%	6.91%
2004	0.00%	181,154	16.459431	2,981,692	0.13%	19.30%
2003	0.00%	28,635	13.796395	395,060	0.13%	37.96	% 05/01/03

American Century VP – Income & Growth Fund – Class I
2007	0.00%	1,143,260	17.695903	20,231,018	1.91%	-0.07%
2006	0.00%	1,305,236	17.707797	23,112,854	1.85%	17.09%
2005	0.00%	1,496,010	15.123633	22,625,106	1.94%	4.63%
2004	0.00%	1,546,166	14.454301	22,348,749	1.37%	12.99%
2003	0.00%	1,520,999	12.792293	19,457,065	1.28%	29.35%

American Century VP – Inflation Protection Fund – Class II
2007	0.00%	555,690	12.340997	6,857,769	4.55%	9.49%
2006	0.00%	555,240	11.270913	6,258,062	3.48%	1.59%
2005	0.00%	535,932	11.094803	5,946,060	4.48%	1.56%
2004	0.00%	457,932	10.924094	5,002,492	3.35%	5.81%
2003	0.00%	108,990	10.324182	1,125,233	1.85%	3.24	% 04/30/03

American Century VP – International Fund – Class I
2007	0.00%	846,898	21.858923	18,512,278	0.70%	18.06%
2006	0.00%	1,069,366	18.515660	19,800,017	1.58%	25.03%
2005	0.00%	1,314,688	14.809535	19,469,918	1.25%	13.25%
2004	0.00%	1,713,168	13.076396	22,402,063	0.56%	14.92%
2003	0.00%	1,660,633	11.378318	18,895,210	0.73%	24.51%

American Century VP – International Fund – Class III
2007	0.00%	702,238	17.230511	12,099,920	0.60%	18.06%
2006	0.00%	548,782	14.595156	8,009,559	1.38%	25.03%
2005	0.00%	366,150	11.673757	4,274,346	0.00%	16.74	% 05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Mid Cap Value Fund – Class I
2007	0.00%	172,152	$13.306496	$2,290,740	0.74%	-2.31%
2006	0.00%	88,992	13.620466	1,212,113	0.96%	20.30%
2005	0.00%	57,178	11.322176	647,379	1.24%	13.22	% 05/02/05

American Century VP – Ultra® Fund – Class I
2007	0.00%	263,464	13.288079	3,500,930	0.00%	21.02%
2006	0.00%	257,010	10.980437	2,822,082	0.00%	-3.28%
2005	0.00%	263,874	11.352287	2,995,573	0.00%	2.17%
2004	0.00%	229,742	11.111676	2,552,819	0.00%	10.68%
2003	0.00%	208,689	10.039885	2,095,214	0.00%	24.90%

American Century VP – Value Fund – Class I
2007	0.00%	2,211,696	21.097489	46,661,232	1.58%	-5.14%
2006	0.00%	2,442,604	22.240206	54,324,016	1.41%	18.65%
2005	0.00%	2,800,196	18.743947	52,486,725	0.83%	5.03%
2004	0.00%	2,668,438	17.845717	47,620,189	0.97%	14.33%
2003	0.00%	2,467,117	15.608555	38,508,131	1.04%	28.96%

American Century VP – VistaSM Fund – Class I
2007	0.00%	227,012	17.466180	3,965,032	0.00%	39.77%
2006	0.00%	13,662	12.496264	170,724	0.00%	9.01%
2005	0.00%	7,434	11.463606	85,220	0.00%	14.64	% 05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2007	0.00%	38,516	14.592824	562,057	0.00%	-3.96%
2006	0.00%	46,476	15.193949	706,154	0.00%	13.20%
2005	0.00%	48,980	13.421675	657,394	0.00%	16.14%
2004	0.00%	54,638	11.556117	631,403	0.00%	17.99%
2003	0.00%	58,125	9.794203	569,288	0.00%	47.66%

Credit Suisse Trust – International Focus Portfolio
2007	0.00%	116,860	18.501094	2,162,038	1.09%	16.60%
2006	0.00%	121,824	15.867715	1,933,069	1.01%	18.65%
2005	0.00%	132,046	13.373190	1,765,876	0.88%	17.44%
2004	0.00%	141,708	11.387391	1,613,684	0.99%	14.74%
2003	0.00%	152,971	9.924331	1,518,135	0.49%	33.09%

Credit Suisse Trust – Large Cap Value Portfolio
2007	0.00%	87,284	18.440646	1,609,573	1.30%	1.79%
2006	0.00%	96,894	18.117019	1,755,430	0.89%	19.35%
2005	0.00%	117,378	15.179777	1,781,772	0.73%	8.14%
2004	0.00%	114,260	14.036771	1,603,841	0.58%	11.34%
2003	0.00%	114,258	12.606777	1,440,425	0.76%	25.16%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.00%	618,466	15.709599	9,715,853	0.38%	-0.65%
2006	0.00%	707,480	15.813075	11,187,434	0.38%	14.41%
2005	0.00%	581,680	13.821296	8,039,571	0.00%	7.23%
2004	0.00%	589,810	12.889095	7,602,117	0.57%	21.88%
2003	0.00%	440,723	10.574853	4,660,581	0.27%	37.78%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.00%	9,395,826	17.287487	162,430,220	1.72%	5.26%
2006	0.00%	10,489,244	16.424348	172,278,994	1.64%	15.50%
2005	0.00%	12,914,370	14.220511	183,648,941	1.63%	4.69%
2004	0.00%	13,432,296	13.583304	182,454,960	1.82%	10.64%
2003	0.00%	12,939,837	12.277012	158,862,534	1.54%	28.36%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.00%	1,088,634	18.055279	19,655,591	1.56%	7.13%
2006	0.00%	1,210,752	16.853206	20,405,053	1.53%	16.48%
2005	0.00%	1,326,026	14.469157	19,186,478	0.02%	4.38%
2004	0.00%	1,281,098	13.862320	17,758,990	1.67%	5.05%
2003	0.00%	1,185,642	13.196450	15,646,265	1.18%	21.17%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.00%	46,856	$14.026060	$657,205	0.76%	-11.06%
2006	0.00%	52,662	15.770049	830,482	0.40%	3.77%
2005	0.00%	58,416	15.197076	887,752	0.00%	5.80%
2004	0.00%	63,226	14.363942	908,175	0.28%	11.34%
2003	0.00%	15,972	12.900917	206,053	0.11%	29.01	% 05/01/03

Federated IS – American Leaders Fund II – Primary Shares
2007	0.00%	18,632	15.327257	285,577	1.51%	-9.66%
2006	0.00%	21,354	16.967010	362,314	1.46%	16.81%
2005	0.00%	21,684	14.525597	314,973	1.48%	5.02%
2004	0.00%	22,444	13.830995	310,423	1.17%	9.78%
2003	0.00%	12,199	12.598945	153,695	0.00%	25.99	% 05/01/03

Federated IS – Capital Appreciation Fund II – Primary Shares
2007	0.00%	30,528	16.845591	514,262	0.72%	9.88%
2006	0.00%	27,898	15.330912	427,702	0.75%	16.21%
2005	0.00%	26,192	13.192087	345,527	1.04%	1.91%
2004	0.00%	28,136	12.944293	364,201	0.42%	7.39%
2003	0.00%	8,379	12.052976	100,992	0.00%	20.53	% 05/01/03

Federated IS – Market Opportunity Fund II – Service Shares
2007	0.00%	4,512	10.240958	46,207	1.07%	-1.48%
2006	0.00%	3,964	10.395256	41,207	0.00%	3.95	% 05/01/06

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.00%	1,451,108	15.516026	22,515,429	5.83%	5.38%
2006	0.00%	1,685,612	14.723396	24,817,933	5.17%	4.15%
2005	0.00%	2,483,218	14.136175	35,103,204	3.55%	1.30%
2004	0.00%	2,361,192	13.955112	32,950,699	3.92%	3.62%
2003	0.00%	2,262,363	13.467590	30,468,577	3.30%	4.65%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.00%	3,474,112	18.889723	65,625,013	1.67%	1.42%
2006	0.00%	3,666,100	18.625658	68,283,525	3.15%	20.08%
2005	0.00%	3,799,536	15.511120	58,935,059	1.56%	5.76%
2004	0.00%	3,986,154	14.666699	58,463,721	1.39%	11.38%
2003	0.00%	3,691,492	13.167905	48,609,216	1.66%	30.22%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.00%	3,775,216	19.173877	72,385,527	0.62%	26.87%
2006	0.00%	3,992,818	15.113032	60,343,586	0.28%	6.73%
2005	0.00%	4,330,880	14.159785	61,324,330	0.41%	5.67%
2004	0.00%	4,602,660	13.399667	61,674,111	0.16%	3.26%
2003	0.00%	4,622,588	12.976175	59,983,511	0.18%	32.78%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.00%	877,636	11.868272	10,416,023	8.58%	2.66%
2006	0.00%	1,194,886	11.561165	13,814,274	7.58%	11.18%
2005	0.00%	1,308,856	10.398866	13,610,618	14.70%	2.52%
2004	0.00%	1,366,190	10.142968	13,857,221	8.03%	9.47%
2003	0.00%	1,549,745	9.265750	14,359,550	6.36%	26.97%

Fidelity® VIP – High Income Portfolio – Service Class R
2007	0.00%	231,578	9.885500	2,289,264	10.69%	-1.15	% 05/01/07

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.00%	761,402	21.746938	16,558,162	3.19%	17.21%
2006	0.00%	963,186	18.554369	17,871,308	0.84%	17.95%
2005	0.00%	1,411,140	15.731142	22,198,844	0.56%	18.97%
2004	0.00%	1,749,970	13.222678	23,139,290	0.98%	13.49%
2003	0.00%	1,414,346	11.651219	16,478,855	0.63%	43.20%

Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.00%	1,080,792	17.283296	18,679,648	3.16%	17.23%
2006	0.00%	985,990	14.743687	14,537,128	0.62%	17.95%
2005	0.00%	579,174	12.499996	7,239,673	0.00%	25.00	% 05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.00%	4,524,124	$27.094222	$122,577,620	0.89%	17.51%
2006	0.00%	4,668,602	23.057410	107,645,870	1.12%	11.59%
2005	0.00%	4,501,900	20.662750	93,021,634	0.19%	16.85%
2004	0.00%	4,151,040	17.683622	73,405,422	0.24%	15.34%
2003	0.00%	3,745,714	15.331836	57,428,673	0.30%	28.35%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.00%	969,956	11.826500	11,471,185	3.80%	4.21%
2006	0.00%	855,338	11.348586	9,706,877	3.34%	4.30%
2005	0.00%	649,570	10.880732	7,067,797	2.69%	2.08%
2004	0.00%	352,046	10.659014	3,752,463	1.68%	4.32%
2003	0.00%	67,767	10.217718	692,424	0.00%	2.18	% 05/01/03

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.00%	876,024	14.053200	12,310,940	0.00%	23.04%
2006	0.00%	1,014,378	11.421365	11,585,581	0.69%	5.30%
2005	0.00%	1,129,706	10.846338	12,253,173	0.84%	8.86%
2004	0.00%	1,211,402	9.963454	12,069,748	0.48%	7.06%
2003	0.00%	1,245,460	9.306474	11,590,841	0.59%	29.66%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.00%	1,090,690	27.011367	29,461,028	0.72%	15.49%
2006	0.00%	1,042,192	23.389128	24,375,962	0.23%	12.59%
2005	0.00%	868,756	20.773676	18,047,256	0.00%	18.20%
2004	0.00%	431,128	17.574515	7,576,866	0.00%	24.77%
2003	0.00%	99,682	14.085331	1,404,054	0.00%	40.85	% 05/01/03

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.00%	495,906	16.996302	8,428,568	0.83%	5.60%
2006	0.00%	494,372	16.095011	7,956,923	0.49%	16.20%
2005	0.00%	510,536	13.851491	7,071,685	0.00%	2.55%
2004	0.00%	337,180	13.506506	4,554,124	0.00%	13.99%
2003	0.00%	284,603	11.849148	3,372,303	0.00%	57.79%

Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.00%	621,068	22.953063	14,255,413	0.12%	45.64%
2006	0.00%	488,940	15.759845	7,705,619	0.75%	16.62%
2005	0.00%	243,526	13.514321	3,291,089	0.64%	35.14	% 05/02/05

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.00%	121,944	12.888793	1,571,711	3.28%	8.65%
2006	0.00%	56,804	11.863160	673,875	2.70%	9.78%
2005	0.00%	15,242	10.806063	164,706	0.47%	8.06	% 05/02/05

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.00%	222,540	13.695591	3,047,817	2.67%	10.17%
2006	0.00%	109,012	12.431698	1,355,204	2.11%	11.81%
2005	0.00%	52,700	11.118664	585,954	1.32%	11.19	% 05/02/05

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.00%	136,304	14.256765	1,943,254	2.62%	11.21%
2006	0.00%	54,734	12.819894	701,684	2.16%	13.15%
2005	0.00%	23,432	11.329788	265,480	1.38%	13.30	% 05/02/05

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.00%	364,400	21.120230	7,696,212	2.19%	28.70%
2006	0.00%	310,222	16.410826	5,090,999	1.29%	28.17%
2005	0.00%	159,292	12.804274	2,039,618	0.06%	28.04	% 05/02/05

Franklin Templeton VIP – Foreign Securities Fund – Class 1
2007	0.00%	131,776	24.554735	3,235,725	2.08%	15.79%
2006	0.00%	174,552	21.206570	3,701,649	1.39%	21.70%
2005	0.00%	228,680	17.425708	3,984,911	1.53%	10.48%
2004	0.00%	261,568	15.773327	4,125,798	1.08%	18.87%
2003	0.00%	92,411	13.269107	1,226,211	0.42%	32.69%

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.00%	462,356	15.828965	7,318,617	2.11%	15.45%
2006	0.00%	424,646	13.711150	5,822,385	1.34%	21.46%
2005	0.00%	237,992	11.288544	2,686,583	0.34%	12.89	% 05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.00%	280,836	$12.380292	$3,476,832	2.62%	11.03%
2006	0.00%	138,640	11.150160	1,545,858	2.84%	12.84%
2005	0.00%	53,324	9.881172	526,904	1.81%	-1.19	% 05/02/05

Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.00%	416,188	11.637657	4,843,453	3.54%	3.76%
2006	0.00%	117,590	11.216304	1,318,925	0.07%	12.16	% 05/01/06

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.00%	910,630	16.266644	14,812,894	2.49%	-2.41%
2006	0.00%	943,340	16.669002	15,724,536	1.23%	17.43%
2005	0.00%	840,480	14.195085	11,930,685	1.01%	3.68%
2004	0.00%	635,954	13.690957	8,706,819	0.70%	11.25%
2003	0.00%	220,019	12.306508	2,707,666	0.48%	23.07	% 05/01/03

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1
2007	0.00%	545,164	20.738061	11,305,644	0.89%	-2.14%
2006	0.00%	484,062	21.190555	10,257,542	0.82%	17.30%
2005	0.00%	398,540	18.064784	7,199,539	0.92%	8.99%
2004	0.00%	237,384	16.575156	3,934,677	0.23%	24.09%
2003	0.00%	47,449	13.357313	633,791	0.00%	33.57	% 05/01/03

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.00%	807,056	17.366191	14,015,489	0.00%	3.21%
2005	0.00%	925,228	16.826475	15,568,326	0.00%	8.09%
2004	0.00%	936,378	15.567128	14,576,716	0.00%	13.42%
2003	0.00%	890,100	13.725736	12,217,278	0.00%	34.26%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.00%	103,442	16.221536	1,677,988	2.47%	10.29%
2006	0.00%	116,884	14.708447	1,719,182	1.99%	10.41%
2005	0.00%	93,760	13.321108	1,248,987	2.04%	7.66%
2004	0.00%	90,538	12.373264	1,120,251	2.45%	8.29%
2003	0.00%	60,397	11.425728	690,080	2.34%	13.72%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.00%	2,924,576	12.883520	37,678,833	0.19%	36.63%
2006	0.00%	2,885,418	9.429195	27,207,169	0.14%	9.12%
2005	0.00%	3,170,060	8.641403	27,393,766	0.01%	12.56%
2004	0.00%	3,379,686	7.677436	25,947,323	0.02%	17.97%
2003	0.00%	3,484,342	6.508092	22,676,418	0.25%	20.23%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.00%	2,554,744	5.255324	13,426,007	0.34%	21.70%
2006	0.00%	2,894,560	4.318333	12,499,674	0.00%	7.83%
2005	0.00%	3,135,014	4.004823	12,555,176	0.00%	11.55%
2004	0.00%	3,258,384	3.590186	11,698,205	0.00%	0.57%
2003	0.00%	3,237,773	3.569969	11,558,749	0.00%	46.47%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.00%	26,988	18.842190	508,513	0.49%	6.13%
2006	0.00%	30,204	17.753498	536,227	0.11%	10.77%
2005	0.00%	31,826	16.027544	510,093	1.33%	10.91%
2004	0.00%	23,542	14.450740	340,199	2.52%	17.46%
2003	0.00%	3,278	12.302260	40,327	0.30%	23.02	% 05/01/03

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.00%	1,653,148	14.893765	24,621,598	0.49%	28.07%
2006	0.00%	754,850	11.629148	8,778,262	1.78%	16.29	% 05/01/06

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.00%	2,005,464	18.599320	37,300,267	0.44%	28.02%
2006	0.00%	2,503,690	14.528655	36,375,248	1.89%	46.63%
2005	0.00%	2,831,486	9.908475	28,055,708	1.05%	31.94%
2004	0.00%	3,009,298	7.509901	22,599,530	0.85%	18.69%
2003	0.00%	3,013,609	6.327527	19,068,692	1.02%	34.53%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Lehman Brothers AMT Short Duration Bond Portfolio – I Class
2007	0.00%	757,962	$11.273070	$8,544,559	2.69%	4.77%
2006	0.00%	903,048	10.759706	9,716,531	3.07%	4.20%
2005	0.00%	748,972	10.325859	7,733,779	3.97%	1.44%
2004	0.00%	335,648	10.178954	3,416,546	4.28%	0.78%
2003	0.00%	116,918	10.100257	1,180,902	12.48%	1.00	% 05/01/03

MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.00%	289,412	15.850552	4,587,340	0.33%	11.36%
2006	0.00%	314,824	14.233850	4,481,158	0.00%	7.58%
2005	0.00%	291,396	13.231476	3,855,599	0.34%	4.49%
2004	0.00%	214,290	12.663111	2,713,578	0.00%	9.18%
2003	0.00%	38,925	11.597867	451,447	0.00%	15.98	% 05/01/03

MFS VIT – Value Series – Initial Class
2007	0.00%	348,380	19.812092	6,902,137	0.87%	7.91%
2006	0.00%	200,260	18.360218	3,676,817	0.97%	20.84%
2005	0.00%	118,172	15.193770	1,795,478	0.73%	6.66%
2004	0.00%	72,218	14.245099	1,028,753	0.45%	15.18%
2003	0.00%	21,683	12.367820	268,171	0.00%	23.68	% 05/01/03

Nationwide GVIT Strategic Value Fund – Class I
2003	0.00%	99,848	10.495857	1,047,990	0.04%	38.81%

Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.00%	340,142	11.205324	3,811,401	2.43%	6.14%
2006	0.00%	166,024	10.556998	1,752,715	3.37%	5.57	% 05/01/06

Nationwide VIT – American Funds Bond Fund – Class II
2007	0.00%	223,108	10.853118	2,421,417	8.46%	2.98%
2006	0.00%	70,612	10.538858	744,170	0.90%	5.39	% 05/01/06

Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.00%	451,322	12.399481	5,596,159	2.98%	14.36%
2006	0.00%	150,826	10.842096	1,635,270	0.23%	8.42	% 05/01/06

Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.00%	94,768	9.892316	937,475	2.46%	-1.08	% 05/01/07

Nationwide VIT – American Funds Growth Fund – Class II
2007	0.00%	610,966	11.597638	7,085,762	0.75%	11.90%
2006	0.00%	168,526	10.364424	1,746,675	1.12%	3.64	% 05/01/06

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.00%	650,262	16.935434	11,012,469	7.29%	3.13%
2006	0.00%	882,542	16.420739	14,491,992	7.41%	10.60%
2005	0.00%	1,047,212	14.846585	15,547,522	6.92%	2.38%
2004	0.00%	1,351,330	14.501407	19,596,186	7.58%	10.10%
2003	0.00%	1,164,352	13.171585	15,336,361	7.99%	22.27%

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.00%	1,316,814	12.027193	15,837,576	7.98%	3.17%
2006	0.00%	701,700	11.657910	8,180,355	7.85%	10.60%
2005	0.00%	429,384	10.540776	4,526,041	6.02%	5.41	% 05/02/05

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.00%	204,784	36.889137	7,554,305	0.71%	45.58%
2006	0.00%	270,924	25.339713	6,865,136	0.71%	36.72%
2005	0.00%	369,062	18.534273	6,840,296	0.60%	32.64%
2004	0.00%	466,980	13.973799	6,525,485	1.04%	20.74%
2003	0.00%	343,512	11.573140	3,975,512	0.61%	65.26%

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.00%	938,196	26.524857	24,885,515	0.72%	45.55%
2006	0.00%	714,108	18.224168	13,014,024	0.72%	36.64%
2005	0.00%	462,520	13.336908	6,168,587	0.20%	33.37	% 05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.00%	177,796	$24.676248	$4,387,338	2.57%	20.43%
2006	0.00%	178,132	20.489395	3,649,817	2.84%	37.56%
2005	0.00%	118,088	14.894755	1,758,892	2.09%	6.39%
2004	0.00%	134,138	14.000446	1,877,992	1.64%	29.97%
2003	0.00%	50,633	10.772327	545,435	1.02%	24.05%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.00%	522,056	17.076402	8,914,838	0.38%	27.15%
2006	0.00%	554,752	13.430598	7,450,651	0.84%	32.96%
2005	0.00%	203,318	10.100861	2,053,687	1.10%	30.21%
2004	0.00%	125,904	7.757434	976,692	0.85%	14.19%
2003	0.00%	195,693	6.793220	1,329,386	0.00%	35.62%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.00%	250,388	22.048358	5,520,644	0.41%	19.90%
2006	0.00%	249,376	18.389109	4,585,802	0.85%	25.88%
2005	0.00%	262,448	14.608344	3,833,931	1.11%	19.34%
2004	0.00%	281,954	12.241206	3,451,457	0.00%	15.67%
2003	0.00%	280,311	10.583316	2,966,620	0.00%	36.06%

Nationwide VIT – Global Financial Services Fund – Class I
2007	0.00%	93,918	19.621675	1,842,828	3.45%	-1.05%
2006	0.00%	113,986	19.830405	2,260,389	1.89%	20.32%
2005	0.00%	105,354	16.481268	1,736,368	2.00%	11.15%
2004	0.00%	121,742	14.827817	1,805,168	1.37%	20.99%
2003	0.00%	137,222	12.255125	1,681,673	1.08%	41.45%

Nationwide VIT – Global Health Sciences Fund – Class I
2007	0.00%	101,446	15.497697	1,572,179	0.07%	13.16%
2006	0.00%	124,614	13.695316	1,706,628	0.00%	2.71%
2005	0.00%	194,488	13.334230	2,593,348	0.00%	8.44%
2004	0.00%	256,666	12.296466	3,156,085	0.00%	7.86%
2003	0.00%	170,154	11.400451	1,939,832	0.00%	36.69%

Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.00%	210,752	12.491648	2,632,640	0.07%	13.23%
2006	0.00%	212,658	11.032385	2,346,125	0.00%	2.70%
2005	0.00%	128,282	10.742057	1,378,013	0.00%	7.42	% 05/02/05

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.00%	400,856	4.241547	1,700,250	0.00%	20.09%
2006	0.00%	515,480	3.531877	1,820,612	0.00%	11.17%
2005	0.00%	740,614	3.177040	2,352,960	0.00%	-0.52%
2004	0.00%	1,025,772	3.193545	3,275,849	0.00%	4.31%
2003	0.00%	1,041,511	3.061527	3,188,614	0.00%	55.23%

Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.00%	249,550	16.444438	4,103,710	0.00%	20.19%
2006	0.00%	136,014	13.682536	1,861,016	0.00%	11.08%
2005	0.00%	89,142	12.317458	1,098,003	0.00%	23.17	% 05/02/05

Nationwide VIT – Government Bond Fund – Class I
2007	0.00%	2,247,294	17.159530	38,562,509	4.48%	7.16%
2006	0.00%	2,428,156	16.013288	38,882,761	3.95%	3.34%
2005	0.00%	3,195,842	15.495567	49,521,384	3.71%	3.26%
2004	0.00%	3,187,198	15.005858	47,826,641	5.38%	3.26%
2003	0.00%	3,340,824	14.531815	48,548,236	3.25%	2.00%

Nationwide VIT – Growth Fund – Class I
2007	0.00%	1,726,074	9.897441	17,083,716	0.18%	19.54%
2006	0.00%	1,876,832	8.279324	15,538,900	0.05%	6.17%
2005	0.00%	1,986,938	7.798327	15,494,792	0.08%	6.50%
2004	0.00%	2,009,968	7.322345	14,717,679	0.34%	8.16%
2003	0.00%	2,002,653	6.770126	13,558,213	0.02%	32.74%

Nationwide VIT – International Index Fund – Class VI
2007	0.00%	53,368	12.017667	641,359	1.67%	9.50%
2006	0.00%	20,334	10.975279	223,171	1.50%	9.75	% 05/01/06
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – International Value Fund – Class I
2007	0.00%	93,770	$23.734976	$2,225,629	2.02%	2.92%
2006	0.00%	134,862	23.062454	3,110,249	2.07%	22.67%
2005	0.00%	175,520	18.800450	3,299,855	1.31%	12.09%
2004	0.00%	281,276	16.772215	4,717,622	1.91%	20.29%
2003	0.00%	23,901	13.838062	330,744	0.00%	38.38	% 05/01/03

Nationwide VIT – International Value Fund – Class III
2007	0.00%	665,320	14.468946	9,626,479	2.15%	2.93%
2006	0.00%	575,980	14.056822	8,096,448	2.01%	22.75%
2005	0.00%	402,348	11.451970	4,607,677	0.95%	14.52	% 05/02/05

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.00%	1,376,510	16.743624	23,047,766	2.03%	5.96%
2006	0.00%	1,105,550	15.802084	17,469,994	2.11%	16.87%
2005	0.00%	1,044,556	13.521320	14,123,776	2.02%	7.93%
2004	0.00%	937,068	12.527746	11,739,350	1.85%	14.03%
2003	0.00%	539,178	10.986753	5,923,816	1.57%	31.87%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.00%	621,536	13.117367	8,152,916	3.54%	5.38%
2006	0.00%	628,508	12.447546	7,823,382	3.23%	6.16%
2005	0.00%	706,430	11.724859	8,282,792	2.49%	3.31%
2004	0.00%	593,680	11.349571	6,738,013	2.49%	4.65%
2003	0.00%	430,237	10.845040	4,665,937	2.59%	7.91%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.00%	3,877,166	14.896957	57,757,975	2.71%	5.66%
2006	0.00%	3,554,252	14.099052	50,111,584	2.47%	11.35%
2005	0.00%	3,150,642	12.661618	39,892,225	2.39%	5.34%
2004	0.00%	2,369,740	12.019313	28,482,647	2.21%	9.54%
2003	0.00%	1,419,724	10.972970	15,578,589	2.05%	20.05%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.00%	4,655,618	16.055259	74,747,153	2.31%	6.15%
2006	0.00%	4,071,170	15.125018	61,576,520	2.25%	14.54%
2005	0.00%	3,665,284	13.204972	48,399,973	2.19%	7.07%
2004	0.00%	2,664,904	12.332826	32,865,797	2.01%	12.09%
2003	0.00%	1,386,608	11.002361	15,255,962	1.61%	26.64%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.00%	1,091,298	14.088774	15,375,051	3.18%	5.86%
2006	0.00%	1,022,586	13.308971	13,609,567	2.84%	8.42%
2005	0.00%	996,854	12.275099	12,236,482	2.78%	4.49%
2004	0.00%	934,806	11.748118	10,982,211	2.38%	7.16%
2003	0.00%	794,151	10.963279	8,706,499	2.33%	13.70%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.00%	856,726	14.194595	12,160,879	2.16%	4.63%
2006	0.00%	919,452	13.567085	12,474,283	2.25%	12.25%
2005	0.00%	1,170,652	12.086643	14,149,253	1.98%	2.54%
2004	0.00%	1,256,734	11.786975	14,813,092	1.94%	8.49%
2003	0.00%	1,222,571	10.864458	13,282,571	1.76%	18.41%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.00%	898,950	16.713321	15,024,440	0.00%	9.01%
2006	0.00%	961,292	15.331247	14,737,805	0.00%	9.91%
2005	0.00%	989,192	13.949172	13,798,409	0.00%	9.74%
2004	0.00%	1,022,504	12.710961	12,997,008	0.00%	15.34%
2003	0.00%	1,048,110	11.020618	11,550,820	0.00%	40.13%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.00%	1,320,468	26.643107	35,181,370	1.35%	7.56%
2006	0.00%	1,451,458	24.770554	35,953,419	1.14%	9.89%
2005	0.00%	1,705,870	22.541352	38,452,616	1.04%	12.10%
2004	0.00%	1,662,184	20.108596	33,424,187	0.56%	15.73%
2003	0.00%	1,562,296	17.375180	27,145,174	0.50%	34.65%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Money Market Fund – Class I
2007	0.00%	8,018,358	$13.999702	$112,254,623	4.65%	4.79%
2006	0.00%	7,870,664	13.359424	105,147,538	4.43%	4.53%
2005	0.00%	8,487,334	12.780436	108,471,829	2.61%	2.67%
2004	0.00%	9,274,680	12.448310	115,454,092	0.80%	0.81%
2003	0.00%	10,900,245	12.348118	134,597,511	0.63%	0.63%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.00%	711,702	19.059414	13,564,623	0.00%	9.75%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.00%	1,454,620	26.664377	38,786,536	1.13%	-6.89%
2006	0.00%	1,678,046	28.638579	48,056,853	0.43%	17.29%
2005	0.00%	1,914,388	24.416176	46,742,034	0.07%	3.07%
2004	0.00%	2,111,792	23.688343	50,024,853	0.00%	17.30%
2003	0.00%	2,161,994	20.194975	43,661,415	0.00%	56.85%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.00%	1,568,836	26.356127	41,348,441	0.09%	2.13%
2006	0.00%	1,691,018	25.805828	43,638,120	0.10%	12.04%
2005	0.00%	1,752,846	23.033016	40,373,330	0.00%	12.32%
2004	0.00%	1,765,320	20.507271	36,201,896	0.00%	19.02%
2003	0.00%	1,696,669	17.229813	29,233,290	0.00%	41.01%

Nationwide VIT – Nationwide Fund – Class I
2007	0.00%	2,766,768	16.648158	46,061,591	1.03%	8.18%
2006	0.00%	2,948,242	15.389126	45,370,868	1.09%	13.63%
2005	0.00%	3,161,412	13.543467	42,816,479	1.00%	7.44%
2004	0.00%	3,312,776	12.605461	41,759,069	1.30%	9.75%
2003	0.00%	3,352,137	11.485510	38,501,003	0.59%	27.51%

Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.00%	89,306	17.979434	1,605,671	1.24%	11.56%
2006	0.00%	85,138	16.116355	1,372,114	0.70%	16.05%
2005	0.00%	40,072	13.887943	556,518	1.29%	10.31%
2004	0.00%	24,720	12.589767	311,219	0.48%	18.79%
2003	0.00%	21,594	10.598061	228,855	0.15%	25.38%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.00%	231,876	19.237188	4,460,642	0.00%	22.49%
2006	0.00%	250,268	15.705651	3,930,622	0.27%	-0.29%
2005	0.00%	279,900	15.751023	4,408,711	0.00%	11.96%
2004	0.00%	184,294	14.068165	2,592,678	0.00%	12.41%
2003	0.00%	242,970	12.515174	3,040,812	0.00%	52.14%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.00%	883,520	14.630092	12,925,979	1.74%	-2.22%
2006	0.00%	875,334	14.961750	13,096,528	1.73%	15.91%
2005	0.00%	825,902	12.908610	10,661,247	1.61%	4.25%
2004	0.00%	665,190	12.382749	8,236,881	1.39%	17.50%
2003	0.00%	432,461	10.538646	4,557,553	1.34%	31.43%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.00%	697,366	16.461000	11,479,342	4.18%	4.62%
2006	0.00%	657,636	15.733416	10,346,861	4.07%	4.84%
2005	0.00%	636,228	15.007380	9,548,115	3.99%	2.18%
2004	0.00%	588,866	14.687199	8,648,792	4.55%	6.53%
2003	0.00%	589,360	13.786437	8,125,175	5.42%	12.12%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.00%	70,284	15.339463	1,078,119	0.00%	0.52%
2006	0.00%	54,558	15.260818	832,600	0.00%	5.25%
2005	0.00%	69,514	14.499238	1,007,900	0.00%	2.90%
2004	0.00%	57,292	14.091031	807,303	0.00%	11.88%
2003	0.00%	26,989	12.595173	339,931	0.00%	25.06%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.00%	434,652	$22.326685	$9,704,338	0.26%	7.39%
2006	0.00%	477,638	20.790721	9,930,438	0.70%	13.38%
2005	0.00%	509,104	18.337744	9,335,819	0.15%	8.39%
2004	0.00%	572,382	16.918157	9,683,649	0.12%	15.81%
2003	0.00%	601,395	14.608014	8,785,187	0.89%	31.76%

Neuberger Berman AMT – International Portfolio – Class S
2007	0.00%	280,340	14.972222	4,197,313	1.87%	3.21%
2006	0.00%	140,884	14.506093	2,043,676	0.29%	23.45%
2005	0.00%	53,950	11.750261	633,927	0.26%	17.50	% 05/02/05

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.00%	1,375,816	25.147074	34,597,747	0.00%	22.53%
2006	0.00%	1,474,382	20.523539	30,259,536	0.00%	14.69%
2005	0.00%	1,544,990	17.894121	27,646,238	0.00%	13.74%
2004	0.00%	1,604,468	15.732356	25,242,062	0.00%	16.31%
2003	0.00%	1,575,959	13.526477	21,317,173	0.00%	28.07%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.00%	902,352	19.337705	17,449,417	0.62%	9.34%
2006	0.00%	967,144	17.686426	17,105,321	0.68%	12.24%
2005	0.00%	1,054,060	15.757590	16,609,445	0.98%	18.04%
2004	0.00%	902,952	13.348803	12,053,328	0.01%	18.98%
2003	0.00%	883,657	11.219837	9,914,488	0.00%	35.09%

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.00%	94,148	13.332382	1,255,217	0.47%	3.05%
2006	0.00%	62,360	12.937253	806,767	0.48%	10.94%
2005	0.00%	23,100	11.661977	269,392	0.00%	16.62	% 05/02/05

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.00%	254,068	18.328379	4,656,655	0.09%	7.61%
2006	0.00%	160,134	17.031699	2,727,354	0.16%	13.70%
2005	0.00%	104,292	14.979202	1,562,211	0.00%	6.86%
2004	0.00%	42,274	14.018027	592,598	0.00%	13.28%
2003	0.00%	10,340	12.374746	127,955	0.00%	23.75	% 05/01/03

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.00%	2,560,294	20.320760	52,027,120	0.22%	14.15%
2006	0.00%	2,846,436	17.801944	50,672,094	0.38%	7.95%
2005	0.00%	2,994,184	16.491164	49,377,579	0.91%	5.10%
2004	0.00%	3,086,788	15.691176	48,435,334	0.31%	6.94%
2003	0.00%	2,916,468	14.673413	42,794,539	0.38%	30.94%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.00%	1,378,496	15.092302	20,804,678	1.24%	6.34%
2006	0.00%	1,194,348	14.192798	16,951,140	0.84%	17.69%
2005	0.00%	723,136	12.059670	8,720,782	0.00%	20.60	% 05/02/05

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.00%	1,244,300	16.025167	19,940,115	1.33%	6.32%
2006	0.00%	1,579,632	15.072696	23,809,313	1.07%	17.69%
2005	0.00%	2,017,894	12.806945	25,843,057	1.00%	14.31%
2004	0.00%	2,460,964	11.203969	27,572,564	1.15%	19.16%
2003	0.00%	1,978,401	9.402230	18,601,381	0.73%	43.02%

Oppenheimer VAF – High Income Fund – Class 3
2007	0.00%	97,144	9.661022	938,510	0.00%	-3.39	% 05/01/07

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.00%	197,334	13.627157	2,689,101	7.57%	-0.10%
2006	0.00%	324,172	13.641009	4,422,033	6.62%	9.42%
2005	0.00%	304,496	12.466334	3,795,949	6.30%	2.31%
2004	0.00%	260,866	12.184423	3,178,502	4.03%	8.97%
2003	0.00%	137,738	11.181817	1,540,161	0.00%	11.82	% 05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares
2007	0.00%	264,706	$20.683895	$5,475,151	0.29%	-1.21%
2006	0.00%	215,614	20.937110	4,514,334	0.13%	15.00%
2005	0.00%	146,346	18.206560	2,664,457	0.00%	9.92%
2004	0.00%	111,964	16.563464	1,854,512	0.00%	19.42%
2003	0.00%	81,527	13.869971	1,130,777	0.00%	38.70	% 05/01/03

Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.00%	2,359,688	14.973285	35,332,281	1.00%	4.42%
2006	0.00%	2,564,464	14.338943	36,771,703	1.10%	15.02%
2005	0.00%	2,675,742	12.465965	33,355,706	1.37%	5.98%
2004	0.00%	2,802,124	11.763032	32,961,474	0.83%	9.46%
2003	0.00%	2,733,213	10.746526	29,372,545	0.90%	26.72%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.00%	1,618,182	16.811588	27,204,209	0.00%	6.33%
2006	0.00%	1,834,314	15.810416	29,001,267	0.00%	2.96%
2005	0.00%	2,021,976	15.356470	31,050,414	0.00%	12.33%
2004	0.00%	2,473,214	13.671269	33,811,974	0.00%	19.78%
2003	0.00%	2,289,693	11.413972	26,134,492	0.00%	25.59%

Putnam VT – Growth and Income Fund – IB Shares
2007	0.00%	65,188	15.822165	1,031,415	1.43%	-6.04%
2006	0.00%	79,204	16.838971	1,333,714	1.47%	15.91%
2005	0.00%	79,162	14.527575	1,150,032	1.49%	5.23%
2004	0.00%	69,826	13.805820	964,005	1.11%	11.11%
2003	0.00%	21,892	12.425216	272,013	0.00%	24.25	% 05/01/03

Putnam VT – International Equity Fund – IB Shares
2007	0.00%	132,680	23.093467	3,064,041	2.23%	8.37%
2006	0.00%	227,790	21.310423	4,854,301	0.36%	27.72%
2005	0.00%	138,276	16.685441	2,307,196	1.32%	12.20%
2004	0.00%	107,542	14.871493	1,599,310	1.30%	16.19%
2003	0.00%	58,343	12.798803	746,721	0.00%	27.99	% 05/01/03

Putnam VT – Voyager Fund – IB Shares
2007	0.00%	29,740	14.640393	435,405	0.00%	5.52%
2006	0.00%	28,784	13.874456	399,362	0.11%	5.44%
2005	0.00%	27,308	13.159164	359,350	0.59%	5.69%
2004	0.00%	26,864	12.450430	334,468	0.20%	5.03%
2003	0.00%	11,366	11.853879	134,731	0.00%	18.54	% 05/01/03

T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.00%	212,892	13.915435	2,962,485	0.11%	12.49%
2006	0.00%	117,044	12.370493	1,447,892	0.34%	9.33%
2005	0.00%	33,050	11.314946	373,959	0.16%	13.15	% 05/02/05

T. Rowe Price Equity Income Portfolio – II
2007	0.00%	342,686	18.422059	6,312,982	1.51%	3.03%
2006	0.00%	232,318	17.880327	4,153,922	1.35%	18.65%
2005	0.00%	69,938	15.070153	1,053,976	1.39%	3.69%

T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.00%	97,460	11.086232	1,080,464	4.06%	5.23%
2006	0.00%	51,598	10.535464	543,609	3.73%	4.03%
2005	0.00%	19,896	10.127763	201,502	2.09%	1.28	% 05/02/05

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.00%	990,572	13.444500	13,317,745	0.54%	7.79%
2006	0.00%	1,115,238	12.473391	13,910,800	0.11%	9.20%
2005	0.00%	1,203,742	11.422458	13,749,692	0.00%	3.62%
2004	0.00%	1,320,272	11.023895	14,554,540	0.40%	6.21%
2003	0.00%	1,330,170	10.379305	13,806,240	0.11%	26.00%

Turner GVIT Growth Focus Fund – Class I
2003	0.00%	215,089	3.336873	717,725	0.00%	50.96%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.00%	517,190	$35.963363	$18,599,892	0.40%	37.61%
2006	0.00%	565,466	26.133423	14,777,562	0.56%	39.49%
2005	0.00%	573,050	18.734825	10,735,991	0.71%	32.00%
2004	0.00%	535,204	14.193509	7,596,423	0.53%	25.89%
2003	0.00%	596,383	11.274461	6,723,897	0.11%	54.19%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.00%	416,768	39.972562	16,659,285	0.11%	45.36%
2006	0.00%	487,264	27.499610	13,399,570	0.06%	24.49%
2005	0.00%	509,766	22.089482	11,260,467	0.31%	51.67%
2004	0.00%	392,894	14.564221	5,722,195	0.31%	24.23%
2003	0.00%	345,678	11.747435	4,060,830	0.41%	45.08%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.00%	281,694	12.175696	3,429,821	3.71%	5.45%
2006	0.00%	190,806	11.546094	2,203,064	4.06%	3.73%
2005	0.00%	126,012	11.130805	1,402,615	3.73%	4.21%
2004	0.00%	50,918	10.680729	543,841	3.92%	4.37%
2003	0.00%	12,470	10.233765	127,615	0.05%	2.34	% 05/01/03

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.00%	244,604	23.144388	5,661,210	7.13%	6.53%
2006	0.00%	296,826	21.725302	6,448,634	10.28%	10.81%
2005	0.00%	306,254	19.606425	6,004,546	7.14%	12.25%
2004	0.00%	310,368	17.466655	5,421,091	7.52%	10.06%
2003	0.00%	310,596	15.869838	4,929,108	0.00%	27.86%

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.00%	283,210	11.486951	3,253,219	0.00%	22.67%
2006	0.00%	282,660	9.364438	2,646,952	0.00%	9.27%
2005	0.00%	300,668	8.569610	2,576,607	0.00%	17.57%
2004	0.00%	328,124	7.289089	2,391,725	0.00%	21.60%
2003	0.00%	308,361	5.994500	1,848,470	0.00%	41.76%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.00%	1,115,184	29.952335	33,402,365	1.11%	-17.07%
2006	0.00%	1,384,756	36.117848	50,014,407	1.07%	38.04%
2005	0.00%	1,409,392	26.163932	36,875,236	1.19%	17.05%
2004	0.00%	1,415,482	22.352530	31,639,604	1.61%	36.39%
2003	0.00%	1,225,582	16.388129	20,084,996	0.00%	37.51%

Wells Fargo AVT – Opportunity FundSM
2007	0.00%	1,129,684	14.553953	16,441,368	0.61%	6.63%
2006	0.00%	1,303,766	13.648563	17,794,532	0.00%	12.22%
2005	0.00%	1,428,994	12.162469	17,380,095	0.00%	7.88%
2004	0.00%	1,509,654	11.273634	17,019,287	0.00%	18.22%
2003	0.00%	1,535,336	9.536128	14,641,161	0.08%	37.01%

The BEST of AMERICA® America’s FUTURE Life SeriesSM
Reduced Fee Tier (0.10%)

AIM VIF – Basic Value Fund – Series I
2007	0.10%	14,780	17.678080	261,282	0.59%	1.44%
2006	0.10%	1,258	17.426798	21,923	0.42%	13.09%
2005	0.10%	174	15.409499	2,681	0.09%	5.63%
2004	0.10%	27,138	14.588087	395,892	0.00%	10.96%
2003	0.10%	173	13.147350	2,274	0.06%	33.49%

AIM VIF – Capital Appreciation Fund – Series I
2003	0.10%	1,045	13.277382	13,875	0.00%	35.22%

AIM VIF – Capital Development Fund – Series I
2007	0.10%	113,300	21.622263	2,449,802	0.00%	10.73%
2006	0.10%	100,288	19.526450	1,958,269	0.00%	16.40%
2005	0.10%	29,388	16.774744	492,976	0.00%	9.50%
2004	0.10%	12,220	15.320003	187,210	0.00%	15.38%

AIM VIF – International Growth Fund – Series I
2007	0.10%	183,632	20.636261	3,789,478	0.53%	14.60%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.10%	63,136	$19.039121	$1,202,054	1.44%	5.01%
2006	0.10%	3,554	18.130310	64,435	1.37%	17.17%
2005	0.10%	84,426	15.473584	1,306,373	1.48%	4.76%
2004	0.10%	13,180	14.770235	194,672	0.92%	11.35%
2003	0.10%	8,268	13.264628	109,672	0.51%	32.37%

American Century VP – Income & Growth Fund – Class I
2007	0.10%	113,024	13.505398	1,526,434	1.91%	-0.17%
2006	0.10%	23,772	13.528072	321,589	1.85%	16.97%
2005	0.10%	27,068	11.565387	313,052	1.94%	4.53%
2004	0.10%	39,010	11.064552	431,628	1.37%	12.88%
2003	0.10%	44,282	9.802103	434,057	1.28%	29.22%

American Century VP – International Fund – Class I
2007	0.10%	655,660	17.801907	11,671,998	0.70%	17.94%
2006	0.10%	620,316	15.094317	9,363,246	1.58%	24.90%
2005	0.10%	645,460	12.085047	7,800,414	1.25%	13.14%
2004	0.10%	881,348	10.681395	9,414,026	0.56%	14.81%
2003	0.10%	860,133	9.303615	8,002,346	0.73%	24.39%

American Century VP – Ultra® Fund – Class I
2007	0.10%	72,634	13.212973	959,711	0.00%	20.89%
2006	0.10%	28,308	10.929351	309,388	0.00%	-3.37%
2005	0.10%	28,300	11.310747	320,094	0.00%	2.06%
2004	0.10%	9,976	11.082064	110,555	0.00%	10.56%
2003	0.10%	865	10.023142	8,670	0.00%	24.77%

American Century VP – Value Fund – Class I
2007	0.10%	146,596	20.716530	3,036,960	1.58%	-5.23%
2006	0.10%	62,962	21.860590	1,376,386	1.41%	18.53%
2005	0.10%	71,456	18.442377	1,317,818	0.83%	4.93%
2004	0.10%	59,642	17.576102	1,048,274	0.97%	14.22%
2003	0.10%	68,891	15.388111	1,060,102	1.04%	28.83%

American Century VP – VistaSM Fund – Class I
2007	0.10%	29,042	17.419741	505,904	0.00%	39.63%

BlackRock Large Cap Core V.I. Fund – Class II
2007	0.10%	16,026	14.333835	229,714	1.23%	8.02%

Calvert Variable Series Inc. – Social Equity Portfolio
2007	0.10%	3,460	16.964928	58,699	0.00%	9.88%
2006	0.10%	1,026	15.439612	15,841	0.00%	9.95%
2005	0.10%	1,026	14.042800	14,408	0.06%	4.44%
2004	0.10%	1,026	13.445930	13,796	0.08%	7.05%
2003	0.10%	1,026	12.560357	12,887	0.01%	22.05%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.10%	9,715	11.248621	109,280	0.76%	25.04%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2007	0.10%	27,786	17.871247	496,570	0.45%	1.40%
2006	0.10%	2,040	17.625316	35,956	0.37%	7.64%
2005	0.10%	2,806	16.374088	45,946	0.02%	9.06%
2004	0.10%	2,784	15.013547	41,798	0.43%	14.36%
2003	0.10%	98,265	13.128294	1,290,052	1.02%	31.59%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.10%	227,178	15.620822	3,548,707	0.38%	-0.75%
2006	0.10%	28,070	15.739536	441,809	0.38%	14.30%
2005	0.10%	37,378	13.770744	514,723	0.00%	7.13%
2004	0.10%	219,642	12.854754	2,823,444	0.57%	21.76%
2003	0.10%	220,855	10.557229	2,331,617	0.27%	37.64%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.10%	715,466	12.675284	9,068,735	1.72%	5.15%
2006	0.10%	363,900	12.054530	4,386,643	1.64%	15.38%
2005	0.10%	426,152	10.447448	4,452,201	1.63%	4.59%
2004	0.10%	1,151,618	9.989249	11,503,799	1.82%	10.53%
2003	0.10%	1,165,447	9.037627	10,532,875	1.54%	28.23%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.10%	108,528	$13.238181	$1,436,713	1.56%	7.02%
2006	0.10%	41,554	12.369250	513,992	1.53%	16.36%
2005	0.10%	49,014	10.630084	521,023	0.02%	4.27%
2004	0.10%	44,950	10.194416	458,239	1.67%	4.94%
2003	0.10%	55,181	9.714448	536,053	1.18%	21.05%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.10%	105,712	21.954680	2,320,873	1.57%	4.05%
2006	0.10%	70,076	21.100318	1,478,626	1.25%	22.47%
2005	0.10%	71,656	17.228282	1,234,510	0.00%	11.78%
2004	0.10%	69,786	15.412931	1,075,607	1.23%	19.90%
2003	0.10%	64,009	12.854570	822,808	2.67%	36.22%

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.10%	412,398	15.382206	6,343,591	5.83%	5.28%
2006	0.10%	380,302	14.611096	5,556,629	5.17%	4.05%
2005	0.10%	394,406	14.042347	5,538,386	3.55%	1.20%
2004	0.10%	720,724	13.876320	10,000,997	3.92%	3.52%
2003	0.10%	711,865	13.404948	9,542,513	3.30%	4.54%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.10%	291,212	16.426769	4,783,672	1.67%	1.32%
2006	0.10%	114,862	16.213431	1,862,307	3.15%	19.96%
2005	0.10%	129,586	13.515730	1,751,449	1.56%	5.65%
2004	0.10%	300,426	12.792683	3,843,255	1.39%	11.27%
2003	0.10%	318,394	11.496883	3,660,539	1.66%	30.09%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.10%	1,087,228	12.476360	13,564,648	0.62%	26.74%
2006	0.10%	963,760	9.843867	9,487,125	0.28%	6.63%
2005	0.10%	1,048,788	9.232178	9,682,598	0.41%	5.57%
2004	0.10%	1,103,628	8.745297	9,651,555	0.16%	3.16%
2003	0.10%	1,108,591	8.477377	9,397,944	0.18%	32.65%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.10%	759,028	11.722369	8,897,606	8.58%	2.55%
2006	0.10%	628,630	11.430519	7,185,567	7.58%	11.07%
2005	0.10%	653,958	10.291612	6,730,282	14.70%	2.42%
2004	0.10%	668,456	10.048366	6,716,891	8.03%	9.36%
2003	0.10%	674,902	9.188481	6,201,324	6.36%	26.84%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.10%	223,530	18.521287	4,140,063	3.19%	17.09%
2006	0.10%	106,768	15.818147	1,688,872	0.84%	17.83%
2005	0.10%	116,010	13.424644	1,557,393	0.56%	18.85%
2004	0.10%	127,656	11.295209	1,441,901	0.98%	13.37%
2003	0.10%	100,484	9.962776	1,001,100	0.63%	43.06%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.10%	503,350	19.513053	9,821,895	0.89%	17.39%
2006	0.10%	155,940	16.622464	2,592,107	1.12%	11.48%
2005	0.10%	216,460	14.910969	3,227,628	0.19%	16.73%
2004	0.10%	194,978	12.773836	2,490,617	0.24%	15.22%
2003	0.10%	200,777	11.086093	2,225,832	0.30%	28.22%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.10%	72,344	11.771423	851,592	3.80%	4.11%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.10%	87,966	11.337986	997,357	0.00%	22.92%
2006	0.10%	18,424	9.223917	169,941	0.69%	5.20%
2005	0.10%	18,822	8.768269	165,036	0.84%	8.75%
2004	0.10%	19,294	8.062568	155,559	0.48%	6.95%
2003	0.10%	17,795	7.538466	134,147	0.59%	29.53%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.10%	41,774	26.885640	1,123,121	0.72%	15.37%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.10%	45,242	$16.900270	$764,602	0.83%	5.49%
2006	0.10%	4,096	16.020178	65,619	0.49%	16.08%
2005	0.10%	6,844	13.800839	94,453	0.00%	2.45%
2004	0.10%	9,532	13.470536	128,401	0.00%	13.87%
2003	0.10%	9,280	11.829409	109,777	0.00%	57.63%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.10%	205,828	22.842250	4,701,575	1.86%	15.34%
2006	0.10%	8,186	19.804108	162,116	1.24%	21.32%
2005	0.10%	25,200	16.323349	411,348	1.12%	10.06%
2004	0.10%	202,324	14.831493	3,000,767	1.11%	18.41%
2003	0.10%	172,783	12.525565	2,164,205	1.96%	32.08%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.10%	14,194	12.950462	183,819	0.63%	-2.48%

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.10%	82,090	17.233732	1,414,717	0.00%	3.10%
2005	0.10%	123,464	16.714800	2,063,676	0.00%	7.98%
2004	0.10%	70,962	15.479228	1,098,437	0.00%	13.30%
2003	0.10%	81,334	13.661888	1,111,176	0.00%	34.13%

Goldman Sachs VIT Mid Cap Value Fund
2007	0.10%	160,214	21.505877	3,445,543	0.81%	3.10%
2006	0.10%	29,454	20.859259	614,389	0.98%	16.05%
2005	0.10%	75,394	17.974716	1,355,186	0.60%	12.71%
2004	0.10%	117,114	15.947340	1,867,657	0.74%	25.76%
2003	0.10%	855	12.680880	10,842	1.72%	28.26%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.10%	71,356	16.135395	1,151,357	2.47%	10.18%
2006	0.10%	8,030	14.645065	117,600	1.99%	10.30%
2005	0.10%	10,914	13.276935	144,904	2.04%	7.55%
2004	0.10%	11,560	12.344530	142,703	2.45%	8.18%
2003	0.10%	8,186	11.410593	93,407	2.34%	13.61%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.10%	400,482	12.781740	5,118,857	0.19%	36.50%
2006	0.10%	124,964	9.364110	1,170,177	0.14%	9.01%
2005	0.10%	217,972	8.590325	1,872,450	0.01%	12.44%
2004	0.10%	112,522	7.639669	859,631	0.02%	17.85%
2003	0.10%	178,232	6.482555	1,155,399	0.25%	20.11%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.10%	297,474	5.213806	1,550,972	0.34%	21.58%
2006	0.10%	179,882	4.288525	771,428	0.00%	7.72%
2005	0.10%	158,528	3.981148	631,123	0.00%	11.44%
2004	0.10%	151,606	3.572518	541,615	0.00%	0.47%
2003	0.10%	272,134	3.555943	967,693	0.00%	46.33%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.10%	392,780	18.452535	7,247,787	0.44%	27.89%
2006	0.10%	206,152	14.428484	2,974,461	1.89%	46.48%
2005	0.10%	177,088	9.849961	1,744,310	1.05%	31.81%
2004	0.10%	150,980	7.472984	1,128,271	0.85%	18.57%
2003	0.10%	176,234	6.302712	1,110,752	1.02%	34.40%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.10%	50,026	20.833315	1,042,207	0.00%	17.12%
2006	0.10%	35,396	17.787877	629,620	0.00%	11.28%
2005	0.10%	24,994	15.985073	399,531	0.00%	10.98%
2004	0.10%	2,456	14.403351	35,375	0.00%	12.51%

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2007	0.10%	4,412	19.569601	86,341	1.87%	0.82%
2006	0.10%	5,886	19.411280	114,255	1.18%	16.60%
2005	0.10%	5,916	16.647145	98,485	0.60%	9.64%
2004	0.10%	5,950	15.182812	90,338	0.58%	15.28%
2003	0.10%	5,997	13.170159	78,981	0.57%	32.62%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.10%	129,912	$19.476896	$2,530,283	0.00%	3.32%
2006	0.10%	80,920	18.851618	1,525,473	0.00%	15.41%
2005	0.10%	97,836	16.334885	1,598,140	0.00%	3.26%
2004	0.10%	128,444	15.819001	2,031,856	0.00%	25.51%
2003	0.10%	13,790	12.603456	173,802	0.00%	29.88%

Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio – Class VC
2007	0.10%	46,312	12.709507	588,603	0.59%	0.48%

Nationwide GVIT Strategic Value Fund – Class I
2003	0.10%	6,148	10.638965	65,408	0.04%	38.67%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.10%	47,480	15.315998	727,204	7.29%	3.03%
2006	0.10%	9,510	14.865456	141,370	7.41%	10.49%
2005	0.10%	25,760	13.453811	346,570	6.92%	2.28%
2004	0.10%	95,632	13.154128	1,257,956	7.58%	9.99%
2003	0.10%	22,729	11.959792	271,834	7.99%	22.15%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.10%	146,372	36.622841	5,360,558	0.71%	45.43%
2006	0.10%	48,516	25.182064	1,221,733	0.71%	36.58%
2005	0.10%	51,076	18.437333	941,705	0.60%	32.50%
2004	0.10%	70,226	13.914559	977,164	1.04%	20.62%
2003	0.10%	47,949	11.535602	553,121	0.61%	65.10%

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.10%	44,916	24.536865	1,102,098	2.57%	20.31%
2006	0.10%	11,378	20.394132	232,044	2.84%	37.42%
2005	0.10%	16,528	14.840284	245,280	2.09%	6.28%
2004	0.10%	13,192	13.963148	184,202	1.64%	29.84%
2003	0.10%	1,184	10.754365	12,733	1.02%	23.93%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.10%	180,062	16.953079	3,052,605	0.38%	27.02%
2006	0.10%	109,564	13.347009	1,462,352	0.84%	32.83%
2005	0.10%	96,242	10.048006	967,040	1.10%	30.08%
2004	0.10%	50,722	7.724537	391,804	0.85%	14.08%
2003	0.10%	40,966	6.771174	277,388	0.00%	35.49%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.10%	109,004	17.774048	1,937,442	0.41%	19.78%
2006	0.10%	64,922	14.839096	963,384	0.85%	25.76%
2005	0.10%	79,212	11.799959	934,698	1.11%	19.22%
2004	0.10%	120,048	9.897753	1,188,205	0.00%	15.55%
2003	0.10%	11,041	8.565807	94,575	0.00%	35.92%

Nationwide VIT – Global Financial Services Fund – Class I
2007	0.10%	104,978	19.510815	2,048,206	3.45%	-1.15%
2006	0.10%	98,040	19.738206	1,935,134	1.89%	20.20%
2005	0.10%	69,072	16.420998	1,134,231	2.00%	11.04%
2004	0.10%	5,676	14.788326	83,939	1.37%	20.87%
2003	0.10%	4,317	12.234704	52,817	1.08%	41.31%

Nationwide VIT – Global Health Sciences Fund – Class l
2007	0.10%	52,696	15.410067	812,049	0.07%	13.05%
2006	0.10%	13,596	13.631572	185,335	0.00%	2.61%
2005	0.10%	20,710	13.285419	275,141	0.00%	8.33%
2004	0.10%	49,544	12.263680	607,592	0.00%	7.75%
2003	0.10%	8,967	11.381435	102,057	0.00%	36.56%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.10%	257,506	4.210915	1,084,336	0.00%	19.97%
2006	0.10%	101,564	3.509892	356,479	0.00%	11.06%
2005	0.10%	125,958	3.160408	398,079	0.00%	-0.62%
2004	0.10%	675,570	3.180008	2,148,318	0.00%	4.21%
2003	0.10%	111,866	3.051579	341,368	0.00%	55.08%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Government Bond Fund – Class I
2007	0.10%	160,904	$15.831585	$2,547,365	4.48%	7.05%
2006	0.10%	78,218	14.788907	1,156,759	3.95%	3.24%
2005	0.10%	100,704	14.325057	1,442,591	3.71%	3.16%
2004	0.10%	68,418	13.886189	950,065	5.38%	3.16%
2003	0.10%	112,900	13.460973	1,519,744	3.25%	1.90%

Nationwide VIT – Growth Fund – Class I
2007	0.10%	226,134	7.476755	1,690,749	0.18%	19.42%
2006	0.10%	51,726	6.260681	323,840	0.05%	6.06%
2005	0.10%	59,854	5.902844	353,309	0.08%	6.39%
2004	0.10%	47,844	5.548096	265,443	0.34%	8.05%
2003	0.10%	27,011	5.134813	138,696	0.02%	32.61%

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.10%	211,970	16.644647	3,528,166	2.03%	5.85%
2006	0.10%	23,050	15.724474	362,449	2.11%	16.75%
2005	0.10%	24,154	13.468331	325,314	2.02%	7.82%
2004	0.10%	24,186	12.491088	302,109	1.85%	13.91%
2003	0.10%	23,514	10.965564	257,844	1.57%	31.74%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.10%	35,914	13.039806	468,312	3.54%	5.28%
2006	0.10%	26,518	12.386397	328,462	3.23%	6.06%
2005	0.10%	29,088	11.678890	339,716	2.49%	3.20%
2004	0.10%	21,194	11.316349	239,839	2.49%	4.55%
2003	0.10%	13,104	10.824110	141,839	2.59%	7.80%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.10%	117,560	14.808865	1,740,930	2.71%	5.55%
2006	0.10%	1,864	14.029768	26,151	2.47%	12.47%
2005	0.10%	1,874	12.611956	23,635	2.39%	5.24%
2004	0.10%	39,950	11.984122	478,766	2.21%	9.43%
2003	0.10%	1,913	10.951794	20,951	2.05%	19.93%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.10%	168,006	15.960296	2,681,425	2.31%	6.04%
2006	0.10%	18,108	15.050687	272,538	2.25%	14.43%
2005	0.10%	20,444	13.153196	268,904	2.19%	6.97%
2004	0.10%	14,182	12.296725	174,392	2.01%	11.98%
2003	0.10%	6,422	10.981133	70,521	1.61%	26.52%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.10%	76,886	14.005474	1,076,825	3.18%	5.75%
2006	0.10%	8,862	13.243591	117,365	2.84%	8.31%
2005	0.10%	8,950	12.226987	109,432	2.78%	4.38%
2004	0.10%	9,038	11.713743	105,869	2.38%	7.05%
2003	0.10%	2,011	10.942135	22,005	2.33%	13.58%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.10%	83,510	12.893261	1,076,716	2.16%	4.52%
2006	0.10%	64,592	12.335682	796,786	2.25%	12.14%
2005	0.10%	81,682	11.000579	898,549	1.98%	2.44%
2004	0.10%	59,166	10.738528	635,356	1.94%	8.38%
2003	0.10%	19,620	9.907971	194,394	1.76%	18.30%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.10%	104,616	12.883089	1,347,777	0.00%	8.91%
2006	0.10%	101,742	11.829636	1,203,571	0.00%	9.80%
2005	0.10%	102,290	10.773967	1,102,069	0.00%	9.63%
2004	0.10%	102,944	9.827397	1,011,672	0.00%	15.22%
2003	0.10%	121,377	8.529042	1,035,230	0.00%	39.99%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.10%	234,870	24.203943	5,684,780	1.35%	7.45%
2006	0.10%	154,944	22.525451	3,490,183	1.14%	9.78%
2005	0.10%	169,140	20.518746	3,470,541	1.04%	11.99%
2004	0.10%	193,708	18.322527	3,549,220	0.56%	15.62%
2003	0.10%	216,768	15.847726	3,435,280	0.50%	34.52%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Money Market Fund – Class V
2007	0.10%	5,521,946	$11.419178	$63,056,084	4.74%	4.76%
2006	0.10%	6,733,802	10.900267	73,400,240	4.63%	4.51%
2005	0.10%	537,434	10.429961	5,605,416	2.74%	2.65%
2004	0.10%	13,954,380	10.160839	141,788,209	0.91%	0.79%
2003	0.10%	8,030,895	10.081195	80,961,019	0.70%	0.61%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.10%	104,246	18.895046	1,969,733	0.00%	9.64%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.10%	262,148	28.633322	7,506,168	1.13%	-6.99%
2006	0.10%	237,134	30.784276	7,299,999	0.43%	17.18%
2005	0.10%	250,094	26.271693	6,570,393	0.07%	2.97%
2004	0.10%	250,742	25.513967	6,397,423	0.00%	17.18%
2003	0.10%	270,768	21.773115	5,895,463	0.00%	56.70%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.10%	214,492	26.630532	5,712,036	0.09%	2.03%
2006	0.10%	109,004	26.100738	2,845,085	0.10%	11.93%
2005	0.10%	123,158	23.319481	2,871,981	0.00%	12.20%
2004	0.10%	254,060	20.783025	5,280,135	0.00%	18.90%
2003	0.10%	334,150	17.478961	5,840,595	0.00%	40.87%

Nationwide VIT – Nationwide Fund – Class l
2007	0.10%	28,344,872	13.705507	388,480,842	1.03%	8.07%
2006	0.10%	37,804,244	12.681766	479,424,576	1.09%	13.51%
2005	0.10%	38,013,326	11.171952	424,683,053	1.00%	7.33%
2004	0.10%	19,034,918	10.408568	198,126,238	1.30%	9.64%
2003	0.10%	19,180,432	9.493288	182,085,365	0.59%	27.38%

Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.10%	44,572	17.877821	796,850	1.24%	11.45%
2006	0.10%	8,386	16.041401	134,523	0.70%	15.93%
2005	0.10%	13,776	13.837136	190,620	1.29%	10.20%
2004	0.10%	12,564	12.556222	157,756	0.48%	18.67%
2003	0.10%	8,556	10.580391	90,526	0.15%	25.26%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.10%	147,470	19.128541	2,820,886	0.00%	22.36%
2006	0.10%	74,050	15.632647	1,157,598	0.27%	-0.39%
2005	0.10%	70,284	15.693455	1,102,999	0.00%	11.85%
2004	0.10%	44,170	14.030717	619,737	0.00%	12.30%
2003	0.10%	36,540	12.494332	456,543	0.00%	51.98%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.10%	50,950	12.250079	624,142	1.74%	-2.31%
2006	0.10%	5,264	12.540372	66,013	1.73%	15.79%
2005	0.10%	5,204	10.830304	56,361	1.61%	4.14%
2004	0.10%	230,518	10.399470	2,397,265	1.39%	17.38%
2003	0.10%	233,799	8.859580	2,071,361	1.34%	31.30%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.10%	81,530	15.936672	1,299,317	4.18%	4.52%
2006	0.10%	18,772	15.247568	286,227	4.07%	4.73%
2005	0.10%	28,056	14.558458	408,452	3.99%	2.08%
2004	0.10%	6,318	14.262059	90,108	4.55%	6.43%
2003	0.10%	3,251	13.400762	43,566	5.42%	12.00%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.10%	24,496	15.257956	373,759	0.00%	0.41%
2006	0.10%	9,420	15.195016	143,137	0.00%	5.15%
2005	0.10%	1,074	14.451137	15,521	0.00%	2.79%
2004	0.10%	51,200	14.058294	719,785	0.00%	11.76%
2003	0.10%	1,074	12.578474	13,509	0.00%	24.94%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.10%	100,594	$16.042197	$1,613,749	0.26%	7.28%
2006	0.10%	88,754	14.953594	1,327,191	0.70%	13.26%
2005	0.10%	34,424	13.202464	454,482	0.15%	8.28%
2004	0.10%	26,978	12.192566	328,931	0.12%	15.70%
2003	0.10%	21,062	10.538218	221,956	0.89%	31.63%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.10%	412,472	18.303613	7,549,728	0.00%	22.40%
2006	0.10%	366,596	14.953339	5,481,834	0.00%	14.58%
2005	0.10%	383,494	13.050574	5,004,817	0.00%	13.63%
2004	0.10%	394,394	11.485392	4,529,770	0.00%	16.19%
2003	0.10%	392,036	9.884865	3,875,223	0.00%	27.94%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.10%	194,378	17.983949	3,495,684	0.62%	9.23%
2006	0.10%	148,132	16.464820	2,438,967	0.68%	12.13%
2005	0.10%	185,490	14.683836	2,723,705	0.98%	17.93%
2004	0.10%	162,162	12.451586	2,019,174	0.01%	18.86%
2003	0.10%	6,882	10.476169	72,097	0.00%	34.95%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.10%	671,050	15.184919	10,189,840	0.22%	14.03%
2006	0.10%	530,754	13.316078	7,067,562	0.38%	7.84%
2005	0.10%	558,612	12.347907	6,897,689	0.91%	4.99%
2004	0.10%	876,150	11.760631	10,304,077	0.31%	6.83%
2003	0.10%	882,196	11.008811	9,711,929	0.38%	30.81%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.10%	319,328	15.902782	5,078,204	1.33%	6.21%
2006	0.10%	150,202	14.972632	2,248,919	1.07%	17.57%
2005	0.10%	183,864	12.734604	2,341,435	1.00%	14.19%
2004	0.10%	419,770	11.151785	4,681,185	1.15%	19.04%
2003	0.10%	441,202	9.367798	4,133,091	0.73%	42.88%

Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.10%	92,924	13.674278	1,270,669	1.00%	4.32%
2006	0.10%	43,364	13.108136	568,421	1.10%	14.91%
2005	0.10%	65,504	11.407291	747,223	1.37%	5.87%
2004	0.10%	62,892	10.774785	677,648	0.83%	9.35%
2003	0.10%	236,533	9.853529	2,330,685	0.90%	26.59%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.10%	528,414	13.424400	7,093,641	0.00%	6.23%
2006	0.10%	445,344	12.637642	5,628,098	0.00%	2.85%
2005	0.10%	448,332	12.287042	5,508,674	0.00%	12.21%
2004	0.10%	538,726	10.949589	5,898,828	0.00%	19.66%
2003	0.10%	588,192	9.150815	5,382,436	0.00%	25.46%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2007	0.10%	15,834	13.472183	213,319	8.25%	8.22%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.10%	115,344	11.918100	1,374,681	4.75%	7.27%
2006	0.10%	24,296	11.110721	269,946	4.19%	3.86%
2004	0.10%	435,394	10.602263	4,616,162	1.29%	1.74%
2003	0.10%	456,933	10.421178	4,761,780	1.22%	2.24%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.10%	93,920	13.914414	1,306,842	4.64%	10.53%
2006	0.10%	50,474	12.588282	635,381	4.26%	0.64%
2005	0.10%	80,408	12.508033	1,005,746	2.85%	1.97%
2004	0.10%	96,300	12.266232	1,181,238	1.03%	8.78%
2003	0.10%	24,527	11.276054	276,568	2.35%	8.75%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.10%	832,700	$13.106902	$10,914,117	4.81%	8.63%
2006	0.10%	8,770	12.065231	105,812	4.42%	3.74%
2005	0.10%	30,398	11.629906	353,526	3.47%	2.32%
2004	0.10%	50,172	11.365760	570,243	1.92%	4.78%
2003	0.10%	4,202	10.847595	45,582	2.71%	4.94%

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.10%	100,470	17.342224	1,742,373	5.36%	5.81%
2006	0.10%	10,514	16.389248	172,317	5.53%	8.39%
2005	0.10%	11,722	15.120107	177,238	5.49%	1.84%
2004	0.10%	16,298	14.846381	241,966	5.59%	7.95%
2003	0.10%	82,218	13.752414	1,130,696	5.84%	32.65%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.10%	192,752	24.012175	4,628,395	1.50%	3.87%
2006	0.10%	102,390	23.116715	2,366,920	0.17%	20.95%
2005	0.10%	11,746	19.112697	224,498	0.60%	11.50%
2004	0.10%	11,820	17.141696	202,615	0.00%	13.73%
2003	0.10%	76,384	15.072020	1,151,261	0.00%	49.01%

T. Rowe Price Equity Income Portfolio – II
2007	0.10%	160,922	18.324230	2,948,772	1.51%	2.93%
2006	0.10%	17,014	17.803262	302,905	1.35%	18.53%
2005	0.10%	22,826	15.020167	342,850	1.39%	3.59%
2004	0.10%	11,962	14.499419	173,442	1.46%	14.50%
2003	0.10%	19,960	12.663048	252,754	1.80%	25.05%

T. Rowe Price Mid-Cap Growth Portfolio – II
2007	0.10%	118,598	23.736199	2,815,066	0.00%	17.11%
2006	0.10%	23,520	20.268825	476,723	0.00%	6.28%
2005	0.10%	44,810	19.071958	854,614	0.00%	14.32%
2004	0.10%	172,276	16.682608	2,874,013	0.00%	17.94%
2003	0.10%	168,799	14.145535	2,387,752	0.00%	37.95%

T. Rowe Price New America Growth Portfolio
2007	0.10%	25,334	13.758234	348,551	0.00%	13.67%

The Dreyfus Socially Responsible Growth Fund, Inc.– Initial Shares
2007	0.10%	116,744	9.716245	1,134,313	0.54%	7.68%
2006	0.10%	84,702	9.023502	764,309	0.11%	9.09%
2005	0.10%	90,610	8.271484	749,479	0.00%	3.51%
2004	0.10%	88,956	7.990838	710,833	0.40%	6.10%
2003	0.10%	85,500	7.531118	643,911	0.11%	25.88%

Turner GVIT Growth Focus Fund – Class I
2003	0.10%	32,705	3.326027	108,778	0.00%	50.81%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.10%	94,388	48.778177	4,604,075	0.40%	37.48%
2006	0.10%	43,526	35.481161	1,544,353	0.56%	39.35%
2005	0.10%	38,212	25.461491	972,934	0.71%	31.86%
2004	0.10%	32,436	19.308855	626,302	0.53%	25.76%
2003	0.10%	26,838	15.353127	412,047	0.11%	54.03%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.10%	99,614	55.665036	5,545,017	0.11%	45.21%
2006	0.10%	20,452	38.333948	784,006	0.06%	24.37%
2005	0.10%	26,250	30.823042	809,105	0.31%	51.52%
2004	0.10%	7,980	20.342743	162,335	0.31%	24.10%
2003	0.10%	7,570	16.424776	124,336	0.41%	44.93%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.10%	53,870	29.969902	1,614,479	7.13%	6.42%
2006	0.10%	11,152	28.160613	314,047	10.28%	10.70%
2005	0.10%	17,164	25.439451	436,643	7.14%	12.14%
2004	0.10%	6,174	22.685707	140,062	7.52%	9.95%
2003	0.10%	11,686	20.632384	241,110	0.00%	27.74%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.10%	59,566	$11.399129	$679,001	0.00%	22.54%
2006	0.10%	21,636	9.302196	201,262	0.00%	9.17%
2005	0.10%	21,748	8.521148	185,318	0.00%	17.45%
2004	0.10%	21,882	7.255105	158,756	0.00%	21.47%
2003	0.10%	22,063	5.972526	131,772	0.00%	41.62%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.10%	183,278	35.252498	6,461,007	1.11%	-17.15%
2006	0.10%	109,384	42.551820	4,654,488	1.07%	37.91%
2005	0.10%	125,524	30.855447	3,873,099	1.19%	16.93%
2004	0.10%	110,058	26.386900	2,904,089	1.61%	36.26%
2003	0.10%	189,968	19.365338	3,678,795	0.00%	37.37%

W&R Target Funds, Inc. – Growth Portfolio
2007	0.10%	12,832	15.465588	198,454	0.00%	25.69%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.10%	5,798	12.530753	72,653	1.28%	-16.15%

Wells Fargo AVT – Opportunity FundSM
2007	0.10%	224,604	14.442760	3,243,902	0.61%	6.53%
2006	0.10%	143,310	13.557898	1,942,982	0.00%	12.11%
2005	0.10%	114,460	12.093732	1,384,249	0.00%	7.78%
2004	0.10%	184,596	11.221097	2,071,370	0.00%	18.10%
2003	0.10%	223,707	9.501191	2,125,483	0.08%	36.87%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.20%)

AIM VIF – Basic Value Fund – Series I
2007	0.20%	34,052	17.584241	598,779	0.59%	1.34%
2006	0.20%	55,730	17.351728	967,012	0.42%	12.98%
2005	0.20%	46,214	15.358428	709,774	0.09%	5.53%
2004	0.20%	23,358	14.554224	339,958	0.00%	10.85%
2003	0.20%	4,973	13.129953	65,295	0.06%	33.36%

AIM VIF – Capital Appreciation Fund – Series I
2003	0.20%	288	13.259800	3,819	0.00%	35.09%

AIM VIF – Capital Development Fund – Series I
2007	0.20%	105,866	21.507445	2,276,907	0.00%	10.62%
2006	0.20%	73,000	19.442307	1,419,288	0.00%	16.29%
2005	0.20%	21,682	16.719125	362,504	0.00%	9.39%
2004	0.20%	996	15.284432	15,223	0.00%	15.27%

AIM VIF – International Growth Fund – Series I
2007	0.20%	187,080	20.560904	3,846,534	0.53%	14.49%
2006	0.20%	189,366	17.958795	3,400,785	0.97%	27.98%
2005	0.20%	451,992	14.032735	6,342,684	1.14%	17.69%
2004	0.20%	126,346	11.923183	1,506,446	1.36%	19.23	% 05/03/04

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.20%	47,418	18.938067	898,005	1.44%	4.91%
2006	0.20%	44,760	18.052215	808,017	1.37%	17.05%
2005	0.20%	37,842	15.422290	583,610	1.48%	4.66%
2004	0.20%	28,554	14.735953	420,770	0.92%	11.24%
2003	0.20%	5,515	13.247066	73,058	0.51%	32.24%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.20%	656,858	11.964050	7,858,682	1.13%	5.63%
2006	0.20%	287,868	11.326575	3,260,558	0.57%	13.27	% 05/01/06

American Century VP – Income & Growth Fund – Class I
2007	0.20%	101,346	13.203656	1,338,138	1.91%	-0.27%
2006	0.20%	163,996	13.239121	2,171,163	1.85%	16.85%
2005	0.20%	123,222	11.329648	1,396,062	1.94%	4.42%
2004	0.20%	141,218	10.849845	1,532,193	1.37%	12.77%
2003	0.20%	166,512	9.621502	1,602,096	1.28%	29.09%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – International Fund – Class I
2007	0.20%	563,546	$13.983846	$7,880,540	0.70%	17.82%
2006	0.20%	530,226	11.868885	6,293,191	1.58%	24.78%
2005	0.20%	640,818	9.512128	6,095,543	1.25%	13.03%
2004	0.20%	434,052	8.415693	3,652,848	0.56%	14.69%
2003	0.20%	384,244	7.337502	2,819,391	0.73%	24.26%

American Century VP – Ultra® Fund – Class I
2007	0.20%	61,870	13.138291	812,866	0.00%	20.77%
2006	0.20%	38,106	10.878509	414,536	0.00%	-3.47%
2005	0.20%	34,792	11.269368	392,084	0.00%	1.96%
2004	0.20%	7,212	11.052535	79,711	0.00%	10.45%
2003	0.20%	1,924	10.006426	19,252	0.00%	24.65%

American Century VP – Value Fund – Class I
2007	0.20%	200,240	17.908888	3,586,076	1.58%	-5.33%
2006	0.20%	228,952	18.916906	4,331,063	1.41%	18.42%
2005	0.20%	421,892	15.974895	6,739,680	0.83%	4.82%
2004	0.20%	321,958	15.239704	4,906,545	0.97%	14.10%
2003	0.20%	190,981	13.355894	2,550,722	1.04%	28.70%

Credit Suisse Trust – Global Small Cap Portfolio
2004	0.20%	7,744	8.356633	64,714	0.00%	17.75%
2003	0.20%	7,043	7.096703	49,982	0.00%	47.36%

Credit Suisse Trust – International Focus Portfolio
2004	0.20%	10,148	9.684322	98,276	0.99%	14.51%
2003	0.20%	9,647	8.456964	81,584	0.49%	32.82%

Credit Suisse Trust – Large Cap Value Portfolio
2004	0.20%	35,398	11.474634	406,179	0.58%	11.12%
2003	0.20%	20,469	10.326271	211,368	0.76%	24.91%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2007	0.20%	14,222	17.776343	252,815	0.45%	1.29%
2006	0.20%	15,656	17.549344	274,753	0.37%	7.53%
2005	0.20%	13,484	16.319776	220,056	0.02%	8.95%
2004	0.20%	20,268	14.978665	303,588	0.43%	14.25%
2003	0.20%	8,456	13.110902	110,866	1.02%	31.46%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.20%	151,814	15.532546	2,358,058	0.38%	-0.85%
2006	0.20%	155,436	15.666332	2,435,112	0.38%	14.18%
2005	0.20%	219,726	13.720362	3,014,720	0.00%	7.02%
2004	0.20%	330,608	12.820499	4,238,560	0.57%	21.64%
2003	0.20%	13,371	10.539624	140,925	0.27%	37.50%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.20%	3,344,206	12.210172	40,833,330	1.72%	5.04%
2006	0.20%	3,580,384	11.623891	41,617,993	1.64%	15.27%
2005	0.20%	6,634,008	10.084272	66,899,141	1.63%	4.48%
2004	0.20%	4,920,402	9.651621	47,489,855	1.82%	10.42%
2003	0.20%	3,957,858	8.740894	34,595,217	1.54%	28.11%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.20%	141,606	12.345312	1,748,170	1.56%	6.92%
2006	0.20%	139,136	11.546593	1,606,547	1.53%	16.24%
2005	0.20%	66,566	9.932997	661,200	0.02%	4.17%
2004	0.20%	290,942	9.535398	2,774,248	1.67%	4.84%
2003	0.20%	265,908	9.095533	2,418,575	1.18%	20.93%

Dreyfus VIF – International Value Portfolio- Initial Shares
2007	0.20%	553,448	21.838102	12,086,254	1.57%	3.94%
2006	0.20%	644,284	21.009394	13,536,016	1.25%	22.35%
2005	0.20%	679,392	17.171154	11,665,945	0.00%	11.67%
2004	0.20%	1,014,594	15.377151	15,601,565	1.23%	19.78%
2003	0.20%	611,687	12.837546	7,852,560	2.67%	36.08%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.20%	110,682	$15.249527	$1,687,848	5.83%	5.17%
2006	0.20%	197,756	14.499637	2,867,390	5.17%	3.95%
2005	0.20%	1,334,518	13.949122	18,615,354	3.55%	1.10%
2004	0.20%	1,045,524	13.797947	14,426,085	3.92%	3.41%
2003	0.20%	705,554	13.342573	9,413,906	3.30%	4.44%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.20%	488,726	15.127358	7,393,133	1.67%	1.21%
2006	0.20%	524,062	14.945916	7,832,587	3.15%	19.84%
2005	0.20%	600,930	12.471541	7,494,523	1.56%	5.55%
2004	0.20%	253,254	11.816128	2,992,482	1.39%	11.16%
2003	0.20%	141,957	10.629864	1,508,984	1.66%	29.96%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.20%	882,468	11.134607	9,825,934	0.62%	26.62%
2006	0.20%	1,027,390	8.794051	9,034,920	0.28%	6.52%
2005	0.20%	525,004	8.255819	4,334,338	0.41%	5.46%
2004	0.20%	1,398,590	7.828218	10,948,467	0.16%	3.06%
2003	0.20%	595,465	7.595988	4,523,145	0.18%	32.52%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.20%	208,598	14.950148	3,118,571	8.58%	2.45%
2006	0.20%	10,750	14.592608	156,871	7.58%	10.96%
2005	0.20%	53,750	13.151735	706,906	14.70%	2.32%
2004	0.20%	373,660	12.853699	4,802,913	8.03%	9.25%
2003	0.20%	87,435	11.765514	1,028,718	6.36%	26.72%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.20%	308,712	16.568287	5,114,829	3.19%	16.97%
2006	0.20%	271,410	14.164421	3,844,366	0.84%	17.71%
2005	0.20%	473,692	12.033136	5,700,000	0.56%	18.73%
2004	0.20%	373,770	10.134523	3,787,981	0.98%	13.26%
2003	0.20%	315,760	8.947944	2,825,403	0.63%	42.92%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.20%	1,674,382	18.348754	30,722,823	0.89%	17.27%
2006	0.20%	1,713,066	15.646354	26,803,237	1.12%	11.37%
2005	0.20%	1,838,026	14.049369	25,823,106	0.19%	16.61%
2004	0.20%	708,896	12.047726	8,540,585	0.24%	15.11%
2003	0.20%	143,092	10.466376	1,497,655	0.30%	28.10%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.20%	81,300	11.716596	952,559	3.80%	4.00%
2006	0.20%	64,972	11.265752	731,958	3.34%	4.09%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2004	0.20%	24,564	9.272138	227,761	0.48%	6.85%
2003	0.20%	13,277	8.678086	115,219	0.59%	29.40%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2004	0.20%	7,530	13.434633	101,163	0.00%	13.76%
2003	0.20%	973	11.809676	11,491	0.00%	57.47%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.20%	130,208	22.720977	2,958,453	1.86%	15.23%
2006	0.20%	109,726	19.718779	2,163,663	1.24%	21.20%
2005	0.20%	69,050	16.269222	1,123,390	1.12%	9.95%
2004	0.20%	41,174	14.797053	609,254	1.11%	18.29%
2003	0.20%	155,351	12.508977	1,943,282	1.96%	31.95%

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.20%	159,120	17.102157	2,721,295	0.00%	3.00%
2005	0.20%	196,494	16.603744	3,262,536	0.00%	7.87%
2004	0.20%	269,788	15.391720	4,152,501	0.00%	13.19%
2003	0.20%	108,065	13.598245	1,469,494	0.00%	34.00%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Goldman Sachs VIT Mid Cap Value Fund
2007	0.20%	1,061,686	$21.391758	$22,711,330	0.81%	3.00%
2006	0.20%	1,042,500	20.769434	21,652,135	0.98%	15.93%
2005	0.20%	1,081,334	17.915150	19,372,261	0.60%	12.60%
2004	0.20%	907,474	15.910334	14,438,214	0.74%	25.63%
2003	0.20%	528,186	12.664093	6,688,997	1.72%	28.13%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.20%	69,250	16.049753	1,111,445	2.47%	10.07%
2006	0.20%	63,792	14.581974	930,213	1.99%	10.19%
2005	0.20%	261,918	13.232912	3,465,938	2.04%	7.45%
2004	0.20%	229,366	12.315866	2,824,841	2.45%	8.08%
2003	0.20%	5,017	11.395477	57,171	2.34%	13.49%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.20%	250,814	12.680828	3,180,529	0.19%	36.36%
2006	0.20%	291,224	9.299521	2,708,244	0.14%	8.90%
2005	0.20%	294,576	8.539588	2,515,558	0.01%	12.33%
2004	0.20%	233,906	7.602120	1,778,181	0.02%	17.73%
2003	0.20%	262,941	6.457142	1,697,847	0.25%	19.99%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2004	0.20%	173,558	3.554928	616,986	0.00%	0.37%
2003	0.20%	102,131	3.541982	361,746	0.00%	46.18%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.20%	409,154	18.306795	7,490,298	0.44%	27.76%
2006	0.20%	351,364	14.328921	5,034,667	1.89%	46.34%
2005	0.20%	349,754	9.791747	3,424,703	1.05%	31.68%
2004	0.20%	586,420	7.436235	4,360,757	0.85%	18.45%
2003	0.20%	245,144	6.277993	1,539,012	1.02%	34.26%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.20%	71,184	20.723509	1,475,182	0.00%	17.00%
2006	0.20%	43,296	17.711914	766,855	0.00%	11.17%
2005	0.20%	23,694	15.932691	377,509	0.00%	10.87%
2004	0.20%	8,286	14.370472	119,074	0.00%	12.39%
2003	0.20%	4,483	12.785745	57,318	0.00%	26.89%

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2007	0.20%	6,420	19.466479	124,975	1.87%	0.71%
2006	0.20%	6,476	19.328434	125,171	1.18%	16.49%
2005	0.20%	22,284	16.592629	369,750	0.60%	9.54%
2004	0.20%	14,900	15.148180	225,708	0.58%	15.17%
2003	0.20%	7,236	13.153260	95,177	0.57%	32.49%

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.20%	222,816	19.373459	4,316,717	0.00%	3.21%
2006	0.20%	216,684	18.770366	4,067,238	0.00%	15.29%
2005	0.20%	219,114	16.280709	3,567,331	0.00%	3.16%
2004	0.20%	401,660	15.782247	6,339,097	0.00%	25.39%
2003	0.20%	276,028	12.586755	3,474,297	0.00%	29.75%

Nationwide GVIT Strategic Value Fund – Class I
2003	0.20%	9,101	10.583982	96,325	0.04%	38.53%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.20%	69,190	17.176023	1,188,409	7.29%	2.93%
2006	0.20%	61,806	16.687538	1,031,390	7.41%	10.38%
2005	0.20%	75,410	15.117925	1,140,043	6.92%	2.18%
2004	0.20%	810,264	14.795923	11,988,604	7.58%	9.88%
2003	0.20%	777,021	13.465993	10,463,359	7.99%	22.03%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.20%	410,876	36.358404	14,938,796	0.71%	45.29%
2006	0.20%	258,760	25.025345	6,475,558	0.71%	36.45%
2005	0.20%	169,786	18.340864	3,114,022	0.60%	32.37%
2004	0.20%	16,822	13.855548	233,078	1.04%	20.50%
2003	0.20%	21,189	11.498175	243,635	0.61%	64.93%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2004	0.20%	21,186	$13.925951	$295,035	1.64%	29.71%
2003	0.20%	12,612	10.736432	135,408	1.02%	23.80%

Nationwide VIT – Gartmore International Growth Fund – Class I
2004	0.20%	12,706	7.691798	97,732	0.85%	13.97%
2003	0.20%	8,703	6.749218	58,738	0.00%	35.35%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2004	0.20%	2,874	9.758795	28,047	0.00%	15.43%
2003	0.20%	3,219	8.453981	27,213	0.00%	35.79%

Nationwide VIT – Global Financial Services Fund – Class I
2004	0.20%	7,074	14.748909	104,334	1.37%	20.75%
2003	0.20%	8,215	12.214302	100,340	1.08%	41.17%

Nationwide VIT – Global Health Sciences Fund – Class l
2007	0.20%	90,084	15.322977	1,380,355	0.07%	12.93%
2006	0.20%	72,832	13.568156	988,196	0.00%	2.50%
2005	0.20%	62,816	13.236814	831,484	0.00%	8.22%
2004	0.20%	16,466	12.231005	201,396	0.00%	7.64%
2003	0.20%	4,437	11.362461	50,415	0.00%	36.42%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.20%	380,790	4.180465	1,591,879	0.00%	19.85%
2006	0.20%	311,356	3.488016	1,086,015	0.00%	10.95%
2005	0.20%	273,712	3.143852	860,510	0.00%	-0.71%
2004	0.20%	448,724	3.166487	1,420,879	0.00%	4.10%
2003	0.20%	78,739	3.041648	239,496	0.00%	54.92%

Nationwide VIT – Government Bond Fund – Class I
2007	0.20%	717,380	14.403124	10,332,513	4.48%	6.94%
2006	0.20%	826,566	13.468059	11,132,240	3.95%	3.14%
2005	0.20%	1,941,614	13.058642	25,354,842	3.71%	3.06%
2004	0.20%	1,951,516	12.671201	24,728,051	5.38%	3.06%
2003	0.20%	1,095,538	12.295487	13,470,173	3.25%	1.80%

Nationwide VIT – Growth Fund – Class I
2007	0.20%	76,332	9.580341	731,287	0.18%	19.30%
2006	0.20%	67,782	8.030198	544,303	0.05%	5.96%
2005	0.20%	60,144	7.578777	455,818	0.08%	6.29%
2004	0.20%	47,838	7.130400	341,104	0.34%	7.94%
2003	0.20%	40,423	6.605859	267,029	0.02%	32.47%

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.20%	198,282	16.546241	3,280,822	2.03%	5.75%
2006	0.20%	211,872	15.647232	3,315,210	2.11%	16.64%
2005	0.20%	170,910	13.415540	2,292,850	2.02%	7.72%
2004	0.20%	7,054	12.454537	87,854	1.85%	13.80%
2003	0.20%	2,814	10.944415	30,798	1.57%	31.60%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.20%	28,608	12.962685	370,836	3.54%	5.17%
2006	0.20%	22,320	12.325531	275,106	3.23%	5.95%
2005	0.20%	34,084	11.633095	396,502	2.49%	3.10%
2004	0.20%	2,950	11.283226	33,286	2.49%	4.44%
2003	0.20%	1,756	10.803228	18,970	2.59%	7.69%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.20%	221,366	14.721295	3,258,794	2.71%	5.45%
2006	0.20%	206,458	13.960840	2,882,327	2.47%	11.13%
2005	0.20%	114,016	12.562517	1,432,328	2.39%	5.13%
2004	0.20%	28,510	11.949051	340,667	2.21%	9.32%
2003	0.20%	4,545	10.930659	49,680	2.05%	19.81%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.20%	53,480	15.865910	848,509	2.31%	5.94%
2006	0.20%	38,278	14.976735	573,279	2.25%	14.31%
2005	0.20%	22,860	13.101623	299,503	2.19%	6.86%
2004	0.20%	19,906	12.260724	244,062	2.01%	11.87%
2003	0.20%	5,607	10.959933	61,452	1.61%	26.39%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.20%	21,560	$13.922670	$300,173	3.18%	5.65%
2006	0.20%	19,512	13.178536	257,140	2.84%	8.21%
2005	0.20%	18,166	12.179054	221,245	2.78%	4.28%
2004	0.20%	11,104	11.679461	129,689	2.38%	6.94%
2003	0.20%	3,486	10.921034	38,071	2.33%	13.47%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.20%	140,532	13.048688	1,833,758	2.16%	4.41%
2006	0.20%	73,958	12.496956	924,250	2.25%	12.02%
2005	0.20%	119,512	11.155509	1,333,217	1.98%	2.34%
2004	0.20%	132,248	10.900634	1,441,587	1.94%	8.27%
2003	0.20%	104,019	10.067605	1,047,222	1.76%	18.18%

Nationwide VIT – Mid Cap Growth Fund – Class I
2004	0.20%	763,680	7.982767	6,096,280	0.00%	15.11%
2003	0.20%	155,794	6.935054	1,080,440	0.00%	39.85%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.20%	433,092	18.269470	7,912,361	1.35%	7.34%
2006	0.20%	639,140	17.019619	10,877,919	1.14%	9.67%
2005	0.20%	704,782	15.518876	10,937,424	1.04%	11.87%
2004	0.20%	458,242	13.871631	6,356,564	0.56%	15.50%
2003	0.20%	280,100	12.010005	3,364,002	0.50%	34.38%

Nationwide VIT – Money Market Fund – Class I
2007	0.20%	5,226	11.855541	61,957	4.65%	4.58%
2006	0.20%	5,784	11.336122	65,568	4.43%	4.32%
2005	0.20%	12,740	10.866496	138,439	2.61%	2.46%
2004	0.20%	30,788	10.605257	326,515	0.80%	0.61%
2003	0.20%	221,572	10.540982	2,335,586	0.63%	0.42%

Nationwide VIT – Money Market Fund – Class V
2007	0.20%	9,193,300	11.359928	104,435,226	4.74%	4.66%
2006	0.20%	8,530,114	10.854633	92,591,257	4.63%	4.40%
2005	0.20%	7,660,560	10.396676	79,644,360	2.74%	2.55%
2004	0.20%	8,296,360	10.138533	84,112,920	0.91%	0.69%
2003	0.20%	6,564,517	10.069143	66,099,060	0.70%	0.50%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.20%	101,242	18.731944	1,896,459	0.00%	9.53%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.20%	289,534	20.514502	5,939,646	1.13%	-7.08%
2006	0.20%	348,296	22.077762	7,689,596	0.43%	17.06%
2005	0.20%	458,988	18.860242	8,656,625	0.07%	2.87%
2004	0.20%	271,422	18.334546	4,976,399	0.00%	17.06%
2003	0.20%	234,794	15.661984	3,677,340	0.00%	56.54%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.20%	773,666	17.899968	13,848,597	0.09%	1.93%
2006	0.20%	730,292	17.561515	12,825,034	0.10%	11.82%
2005	0.20%	1,146,078	15.705843	18,000,121	0.00%	12.09%
2004	0.20%	346,438	14.011465	4,854,104	0.00%	18.78%
2003	0.20%	126,604	11.795728	1,493,386	0.00%	40.73%

Nationwide VIT – Nationwide Fund – Class I
2007	0.20%	50,032	13.361574	668,506	1.03%	7.96%
2006	0.20%	49,380	12.375964	611,125	1.09%	13.40%
2005	0.20%	56,248	10.913424	613,858	1.00%	7.23%
2004	0.20%	32,724	10.177848	333,060	1.30%	9.53%
2003	0.20%	20,659	9.291410	191,951	0.59%	27.26%

Nationwide VIT – Nationwide Leaders Fund – Class I
2004	0.20%	3,700	12.522767	46,334	0.48%	18.56%
2003	0.20%	1,086	10.562758	11,471	0.15%	25.13%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2004	0.20%	8,230	13.993330	115,165	0.00%	12.18%
2003	0.20%	5,224	12.473517	65,162	0.00%	51.83%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2004	0.20%	49,480	$10.312567	$510,266	1.39%	17.26%
2003	0.20%	7,421	8.794319	65,263	1.34%	31.17%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.20%	70,520	15.245098	1,075,084	4.18%	4.41%
2006	0.20%	57,084	14.600569	833,459	4.07%	4.63%
2005	0.20%	114,922	13.954609	1,603,692	3.99%	1.98%
2004	0.20%	13,584	13.684149	185,885	4.55%	6.32%
2003	0.20%	9,884	12.870615	127,213	5.42%	11.89%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.20%	13,934	15.176941	211,475	0.00%	0.31%
2006	0.20%	11,666	15.129543	176,501	0.00%	5.04%
2005	0.20%	9,828	14.403227	141,555	0.00%	2.69%
2004	0.20%	4,062	14.025658	56,972	0.00%	11.65%
2003	0.20%	1,829	12.561832	22,976	0.00%	24.81%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.20%	234,680	12.237616	2,871,924	0.15%	8.18%
2004	0.20%	19,660	11.312789	222,409	0.12%	15.58%
2003	0.20%	30,298	9.787595	296,545	0.89%	31.50%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.20%	38,324	13.348628	511,573	0.00%	22.28%
2006	0.20%	41,698	10.916267	455,187	0.00%	14.47%
2005	0.20%	23,118	9.536717	220,470	0.00%	13.51%
2004	0.20%	470,456	8.401327	3,952,455	0.00%	16.08%
2003	0.20%	274,225	7.237810	1,984,788	0.00%	27.81%

Neuberger Berman AMT – Partners Portfolio – Class I
2004	0.20%	229,766	12.443485	2,859,090	0.01%	18.74%
2003	0.20%	14,991	10.479833	157,103	0.00%	34.82%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.20%	1,732,160	11.804408	20,447,123	0.22%	13.92%
2006	0.20%	1,641,104	10.362024	17,005,159	0.38%	7.73%
2005	0.20%	1,970,560	9.618219	18,953,278	0.91%	4.89%
2004	0.20%	1,451,308	9.169906	13,308,358	0.31%	6.72%
2003	0.20%	710,846	8.592296	6,107,799	0.38%	30.68%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.20%	664,384	15.781314	10,484,853	1.33%	6.11%
2006	0.20%	578,604	14.873215	8,605,702	1.07%	17.46%
2005	0.20%	1,091,788	12.662678	13,824,960	1.00%	14.08%
2004	0.20%	342,972	11.099865	3,806,943	1.15%	18.92%
2003	0.20%	78,177	9.333505	729,665	0.73%	42.73%

Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.20%	333,966	12.973942	4,332,856	1.00%	4.21%
2006	0.20%	184,798	12.449315	2,300,609	1.10%	14.80%
2005	0.20%	185,032	10.844763	2,006,628	1.37%	5.76%
2004	0.20%	86,940	10.253671	891,454	0.83%	9.24%
2003	0.20%	50,314	9.386344	472,265	0.90%	26.47%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.20%	121,920	9.293377	1,133,049	0.00%	6.12%
2006	0.20%	106,664	8.757520	934,112	0.00%	2.75%
2005	0.20%	454,650	8.523068	3,875,013	0.00%	12.10%
2004	0.20%	260,230	7.602891	1,978,500	0.00%	19.54%
2003	0.20%	163,694	6.360255	1,041,136	0.00%	25.34%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.20%	1,869,506	11.854696	22,162,425	4.75%	7.16%
2006	0.20%	1,775,448	11.062747	19,641,332	4.19%	3.75%
2005	0.20%	1,845,738	10.662435	19,680,061	2.71%	0.80%
2004	0.20%	2,001,144	10.577591	21,167,283	1.29%	1.64%
2003	0.20%	1,032,781	10.407346	10,748,509	1.22%	2.14%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.20%	777,912	$13.840237	$10,766,486	4.64%	10.42%
2006	0.20%	672,656	12.533792	8,430,930	4.26%	0.54%
2005	0.20%	628,146	12.466336	7,830,679	2.85%	1.87%
2004	0.20%	225,144	12.237557	2,755,213	1.03%	8.67%
2003	0.20%	41,728	11.260965	469,898	2.35%	8.64%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.20%	3,931,096	13.037033	51,249,828	4.81%	8.52%
2006	0.20%	3,889,630	12.013005	46,726,145	4.42%	3.64%
2005	0.20%	3,110,384	11.591132	36,052,872	3.47%	2.22%
2004	0.20%	1,390,690	11.339186	15,769,293	1.92%	4.67%
2003	0.20%	805,938	10.833078	8,730,789	2.71%	4.83%

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.20%	507,564	17.249965	8,755,461	5.36%	5.71%
2006	0.20%	467,554	16.318486	7,629,773	5.53%	8.29%
2005	0.20%	438,236	15.069867	6,604,158	5.49%	1.74%
2004	0.20%	41,538	14.811836	615,254	5.59%	7.85%
2003	0.20%	38,729	13.734162	531,910	5.84%	32.52%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.20%	516,162	23.884685	12,328,367	1.50%	3.77%
2006	0.20%	487,556	23.017122	11,222,136	0.17%	20.83%
2005	0.20%	516,002	19.049333	9,829,494	0.60%	11.39%
2004	0.20%	251,888	17.101898	4,307,763	0.00%	13.62%
2003	0.20%	58,726	15.052067	883,948	0.00%	48.87%

T. Rowe Price Equity Income Portfolio – II
2007	0.20%	1,884,266	18.226974	34,344,467	1.51%	2.82%
2006	0.20%	1,955,804	17.726578	34,669,712	1.35%	18.41%
2005	0.20%	1,993,558	14.970390	29,844,341	1.39%	3.49%
2004	0.20%	1,400,944	14.465784	20,265,753	1.46%	14.39%
2003	0.20%	546,267	12.646299	6,908,256	1.80%	24.92%

T. Rowe Price Mid-Cap Growth Portfolio – II
2007	0.20%	283,588	23.610164	6,695,559	0.00%	16.99%
2006	0.20%	288,630	20.181467	5,824,977	0.00%	6.17%
2005	0.20%	626,894	19.008705	11,916,443	0.00%	14.21%
2004	0.20%	835,584	16.643864	13,907,346	0.00%	17.82%
2003	0.20%	473,916	14.126799	6,694,916	0.00%	37.82%

T. Rowe Price New America Growth Portfolio
2007	0.20%	299,098	13.707959	4,100,023	0.00%	13.55%
2006	0.20%	301,726	12.072027	3,642,444	0.04%	7.12%
2005	0.20%	690,950	11.269904	7,786,940	0.00%	4.26%
2004	0.20%	222,430	10.808909	2,404,226	0.00%	8.09	% 05/03/04

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2004	0.20%	29,340	7.311886	214,531	0.40%	6.00%
2003	0.20%	15,093	6.898125	104,113	0.11%	25.75%

Turner GVIT Growth Focus Fund – Class I
2003	0.20%	17,434	3.315211	57,797	0.00%	50.66%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.20%	66,494	45.090153	2,998,225	0.40%	37.34%
2006	0.20%	46,954	32.831467	1,541,569	0.56%	39.21%
2005	0.20%	45,066	23.583541	1,062,816	0.71%	31.73%
2004	0.20%	120,164	17.902527	2,151,239	0.53%	25.64%
2003	0.20%	6,811	14.249147	97,051	0.11%	53.88%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.20%	81,432	47.420563	3,861,551	0.11%	45.06%
2006	0.20%	59,788	32.689202	1,954,422	0.06%	24.24%
2005	0.20%	52,740	26.310503	1,387,616	0.31%	51.37%
2004	0.20%	70,582	17.381825	1,226,844	0.31%	23.98%
2003	0.20%	17,418	14.048159	244,691	0.41%	44.79%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.20%	79,524	$22.841354	$1,816,436	7.13%	6.32%
2006	0.20%	74,878	21.483999	1,608,679	10.28%	10.59%
2005	0.20%	227,212	19.427363	4,414,130	7.14%	12.03%
2004	0.20%	105,242	17.341685	1,825,074	7.52%	9.84%
2003	0.20%	3,595	15.787831	56,757	0.00%	27.61%

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.20%	20,784	11.312053	235,110	0.00%	22.42%
2006	0.20%	26,838	9.240416	247,994	0.00%	9.06%
2005	0.20%	20,382	8.473005	172,697	0.00%	17.33%
2004	0.20%	98,272	7.221303	709,652	0.00%	21.35%
2003	0.20%	70,714	5.950642	420,794	0.00%	41.48%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.20%	249,376	28.623844	7,138,100	1.11%	-17.24%
2006	0.20%	324,820	34.585436	11,234,041	1.07%	37.77%
2005	0.20%	250,510	25.103798	6,288,752	1.19%	16.82%
2004	0.20%	98,428	21.489618	2,115,180	1.61%	36.12%
2003	0.20%	40,136	15.786980	633,626	0.00%	37.24%

Wells Fargo AVT – Opportunity FundSM
2007	0.20%	154,478	14.332457	2,214,049	0.61%	6.42%
2006	0.20%	199,708	13.467901	2,689,648	0.00%	12.00%
2005	0.20%	360,812	12.025433	4,338,921	0.00%	7.67%
2004	0.20%	266,180	11.168856	2,972,926	0.00%	17.98%
2003	0.20%	202,631	9.466409	1,918,188	0.08%	36.73%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.25%)

AIM VIF – Basic Value Fund – Series I
2007	0.25%	74,740	17.537474	1,310,751	0.59%	1.29%
2006	0.25%	70,154	17.314284	1,214,666	0.42%	12.92%
2005	0.25%	54,050	15.332927	828,745	0.09%	5.47%
2004	0.25%	98,126	14.537319	1,426,489	0.00%	10.79%
2003	0.25%	1,947	13.121262	25,547	0.06%	33.29%

AIM VIF – Capital Appreciation Fund – Series I
2003	0.25%	2,553	13.251011	33,830	0.00%	35.02%

AIM VIF – Capital Development Fund – Series I
2007	0.25%	191,752	21.450254	4,113,129	0.00%	10.57%
2006	0.25%	158,748	19.400361	3,079,769	0.00%	16.23%
2005	0.25%	93,372	16.691371	1,558,507	0.00%	9.33%
2004	0.25%	27,246	15.266666	415,956	0.00%	15.21%

AIM VIF – International Growth Fund – Series I
2007	0.25%	903,590	20.523294	18,544,643	0.53%	14.43%
2006	0.25%	447,740	17.934952	8,030,195	0.97%	27.91%
2005	0.25%	202,258	14.021093	2,835,878	1.14%	17.63%
2004	0.25%	26,402	11.919243	314,692	1.36%	19.19	% 05/03/04

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.25%	720,052	18.887703	13,600,128	1.44%	4.85%
2006	0.25%	422,112	18.013258	7,603,612	1.37%	16.99%
2005	0.25%	369,126	15.396687	5,683,317	1.48%	4.61%
2004	0.25%	426,728	14.718823	6,280,934	0.92%	11.18%
2003	0.25%	278,219	13.238290	3,683,144	0.51%	32.17%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.25%	1,304,024	11.954073	15,588,398	1.13%	5.57%
2006	0.25%	343,264	11.322832	3,886,721	0.57%	13.23	% 05/01/06

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.25%	62,706	20.240586	1,269,206	0.89%	1.45%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Income & Growth Fund – Class I
2007	0.25%	200,072	$13.156950	$2,632,337	1.91%	-0.32%
2006	0.25%	284,862	13.198939	3,759,876	1.85%	16.80%
2005	0.25%	284,088	11.300886	3,210,446	1.94%	4.37%
2004	0.25%	368,640	10.827688	3,991,519	1.37%	12.71%
2003	0.25%	225,657	9.606659	2,167,810	1.28%	29.03%

American Century VP – International Fund – Class I
2007	0.25%	760,806	13.934456	10,601,418	0.70%	17.76%
2006	0.25%	987,980	11.832909	11,690,677	1.58%	24.71%
2005	0.25%	882,458	9.488028	8,372,786	1.25%	12.97%
2004	0.25%	923,768	8.398563	7,758,324	0.56%	14.64%
2003	0.25%	674,427	7.326221	4,941,001	0.73%	24.20%

American Century VP – Mid Cap Value Fund – Class I
2007	0.25%	48	13.218157	634	0.74%	-2.55%

American Century VP – Ultra® Fund – Class I
2007	0.25%	27,300	13.101110	357,660	0.00%	20.71%
2006	0.25%	24,306	10.853176	263,797	0.00%	-3.52%
2005	0.25%	252,658	11.248731	2,842,082	0.00%	1.91%
2004	0.25%	212,496	11.037791	2,345,486	0.00%	10.40%
2003	0.25%	138,103	9.998079	1,380,765	0.00%	24.59%

American Century VP – Value Fund – Class I
2007	0.25%	644,276	17.845573	11,497,474	1.58%	-5.38%
2006	0.25%	552,364	18.859509	10,417,314	1.41%	18.36%
2005	0.25%	496,994	15.934364	7,919,283	0.83%	4.77%
2004	0.25%	351,012	15.208626	5,338,410	0.97%	14.05%
2003	0.25%	248,298	13.335325	3,311,135	1.04%	28.64%

American Century VP – VistaSM Fund – Class I
2007	0.25%	48,218	17.350253	836,594	0.00%	39.42%
2006	0.25%	4,932	12.444525	61,376	0.00%	8.74%
2005	0.25%	248	11.444645	2,838	0.00%	14.45	% 05/02/05

BlackRock International Index Portfolio – Class II
2006	0.25%	82,570	14.583459	1,204,156	5.83%	25.37%
2005	0.25%	732	11.632654	8,515	1.76%	16.33	% 05/02/05

BlackRock Large Cap Core V.I. Fund – Class II
2007	0.25%	230,248	14.276667	3,287,174	1.23%	7.86%
2006	0.25%	131,296	13.236885	1,737,950	0.79%	14.33%
2005	0.25%	101,208	11.577932	1,171,779	0.74%	15.78	% 05/02/05

Calvert Variable Series Inc. – Social Equity Portfolio
2007	0.25%	4,512	16.829986	75,937	0.00%	9.71%
2006	0.25%	7,002	15.339931	107,410	0.00%	9.78%
2005	0.25%	1,152	13.973029	16,097	0.06%	4.28%
2004	0.25%	826	13.399142	11,068	0.08%	6.89%

Credit Suisse Trust – Global Small Cap Portfolio
2007	0.25%	6,308	10.452361	65,933	0.00%	-4.20%
2006	0.25%	9,586	10.910325	104,586	0.00%	12.92%
2005	0.25%	15,838	9.661761	153,023	0.00%	15.85%
2004	0.25%	25,520	8.339563	212,826	0.00%	17.69%
2003	0.25%	30,888	7.085747	218,865	0.00%	47.29%

Credit Suisse Trust – International Focus Portfolio
2007	0.25%	10,580	15.584704	164,886	1.09%	16.30%
2006	0.25%	7,190	13.400060	96,346	1.01%	18.36%
2005	0.25%	7,410	11.321642	83,893	0.88%	17.15%
2004	0.25%	13,758	9.664537	132,965	0.99%	14.46%
2003	0.25%	17,161	8.443905	144,906	0.49%	32.76%

Credit Suisse Trust – Large Cap Value Portfolio
2007	0.25%	3,478	14.931536	51,932	1.30%	1.53%
2006	0.25%	5,326	14.706419	78,326	0.89%	19.05%
2005	0.25%	2,276	12.352874	28,115	0.73%	7.87%
2004	0.25%	16,952	11.451229	194,121	0.58%	11.07%
2003	0.25%	15,477	10.310367	159,574	0.76%	24.85%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2007	0.25%	30,302	$17.729117	$537,228	0.45%	1.24%
2006	0.25%	38,318	17.511529	671,007	0.37%	7.48%
2005	0.25%	20,998	16.292721	342,115	0.02%	8.90%
2004	0.25%	41,246	14.961281	617,093	0.43%	14.19%
2003	0.25%	647	13.102225	8,477	1.02%	31.39%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.25%	418,268	15.488598	6,478,385	0.38%	-0.90%
2006	0.25%	247,338	15.629868	3,865,860	0.38%	14.13%
2005	0.25%	162,720	13.695264	2,228,493	0.00%	6.97%
2004	0.25%	376,014	12.803427	4,814,268	0.57%	21.58%
2003	0.25%	145,429	10.530847	1,531,491	0.27%	37.44%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.25%	10,532,952	12.166992	128,154,343	1.72%	4.99%
2006	0.25%	8,834,012	11.588607	102,373,893	1.64%	15.21%
2005	0.25%	8,079,650	10.058674	81,270,565	1.63%	4.43%
2004	0.25%	5,809,448	9.631920	55,956,138	1.82%	10.36%
2003	0.25%	4,843,218	8.727408	42,268,740	1.54%	28.04%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.25%	947,616	12.301651	11,657,241	1.56%	6.86%
2006	0.25%	752,594	11.511538	8,663,514	1.53%	16.19%
2005	0.25%	561,480	9.907772	5,563,016	0.02%	4.12%
2004	0.25%	555,430	9.515935	5,285,436	1.67%	4.78%
2003	0.25%	487,461	9.081512	4,426,883	1.18%	20.87%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.25%	809,738	21.780049	17,636,133	1.57%	3.89%
2006	0.25%	931,538	20.964071	19,528,829	1.25%	22.29%
2005	0.25%	640,638	17.142660	10,982,239	0.00%	11.61%
2004	0.25%	481,030	15.359280	7,388,274	1.23%	19.72%
2003	0.25%	561,722	12.829044	7,206,356	2.67%	36.02%

DWS Variable Series II – Dreman High Return Equity VIP – Class B
2007	0.25%	66,654	10.983369	732,085	0.92%	-2.43%
2006	0.25%	15,180	11.257266	170,885	0.00%	12.57	% 05/01/06

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.25%	776,642	15.183610	11,792,229	5.83%	5.12%
2006	0.25%	1,173,262	14.444216	16,946,850	5.17%	3.89%
2005	0.25%	1,963,430	13.902748	27,297,073	3.55%	1.05%
2004	0.25%	1,438,890	13.758938	19,797,598	3.92%	3.36%
2003	0.25%	204,710	13.311504	2,724,998	3.30%	4.38%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.25%	1,729,636	15.073906	26,072,370	1.67%	1.16%
2006	0.25%	1,907,206	14.900594	28,418,502	3.15%	19.78%
2005	0.25%	1,459,748	12.439919	18,159,147	1.56%	5.49%
2004	0.25%	1,061,120	11.792032	12,512,761	1.39%	11.10%
2003	0.25%	374,570	10.613484	3,975,493	1.66%	29.89%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.25%	1,845,202	11.095199	20,472,883	0.62%	26.55%
2006	0.25%	2,159,692	8.767341	18,934,756	0.28%	6.47%
2005	0.25%	2,214,058	8.234853	18,232,442	0.41%	5.41%
2004	0.25%	1,835,224	7.812236	14,337,203	0.16%	3.01%
2003	0.25%	585,819	7.584268	4,443,008	0.18%	32.45%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.25%	178,522	14.897237	2,659,485	8.58%	2.40%
2006	0.25%	195,198	14.548271	2,839,793	7.58%	10.90%
2005	0.25%	195,986	13.118317	2,571,006	14.70%	2.27%
2004	0.25%	593,920	12.827432	7,618,468	8.03%	9.19%
2003	0.25%	93,070	11.747355	1,093,326	6.36%	26.65%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.25%	1,540,530	$16.509660	$25,433,627	3.19%	16.91%
2006	0.25%	1,070,198	14.121395	15,112,689	0.84%	17.65%
2005	0.25%	742,572	12.002567	8,912,770	0.56%	18.67%
2004	0.25%	460,116	10.113816	4,653,529	0.98%	13.20%
2003	0.25%	301,169	8.934131	2,690,683	0.63%	42.85%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.25%	3,212,196	18.283913	58,731,512	0.89%	17.21%
2006	0.25%	2,614,782	15.598891	40,787,699	1.12%	11.31%
2005	0.25%	1,766,496	14.013727	24,755,193	0.19%	16.56%
2004	0.25%	970,084	12.023156	11,663,471	0.24%	15.05%
2003	0.25%	964,994	10.450250	10,084,429	0.30%	28.03%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.25%	102,048	11.689304	1,192,870	3.80%	3.95%
2006	0.25%	49,006	11.245144	551,080	3.34%	4.04%
2005	0.25%	33,064	10.808463	357,371	2.69%	1.83%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.25%	62,164	12.953846	805,263	0.00%	22.73%
2006	0.25%	127,338	10.554406	1,343,977	0.69%	5.04%
2005	0.25%	326,516	10.048055	3,280,851	0.84%	8.59%
2004	0.25%	451,498	9.253175	4,177,790	0.48%	6.79%
2003	0.25%	197,613	8.664666	1,712,251	0.59%	29.34%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.25%	354,360	26.698163	9,460,761	0.72%	15.20%
2006	0.25%	172,826	23.176101	4,005,433	0.23%	12.31%
2005	0.25%	159,618	20.635857	3,293,854	0.00%	17.91%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.25%	3,262	16.757189	54,662	0.83%	5.33%
2006	0.25%	2,506	15.908520	39,867	0.49%	15.91%
2005	0.25%	884	13.725157	12,133	0.00%	2.30%
2004	0.25%	29,960	13.416717	401,965	0.00%	13.70%
2003	0.25%	15,729	11.799819	185,599	0.00%	57.40%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.25%	590,458	22.660573	13,380,117	1.86%	15.17%
2006	0.25%	359,658	19.676237	7,076,716	1.24%	21.14%
2005	0.25%	241,412	16.242222	3,921,067	1.12%	9.89%
2004	0.25%	173,760	14.779865	2,568,149	1.11%	18.23%
2003	0.25%	9,405	12.500683	117,569	1.96%	31.88%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.25%	317,232	12.898779	4,091,905	0.63%	-2.62%
2006	0.25%	208,584	13.246445	2,762,996	0.76%	16.69%
2005	0.25%	11,480	11.351855	130,319	0.00%	13.52	% 05/02/05

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.25%	174,802	17.036832	2,978,072	0.00%	2.95%
2005	0.25%	186,986	16.548582	3,094,353	0.00%	7.82%
2004	0.25%	283,520	15.348222	4,351,528	0.00%	13.13%
2003	0.25%	59,176	13.566592	802,817	0.00%	33.93%

Goldman Sachs VIT Mid Cap Value Fund
2007	0.25%	1,727,904	21.334874	36,864,614	0.81%	2.94%
2006	0.25%	1,231,810	20.724643	25,528,822	0.98%	15.87%
2005	0.25%	792,502	17.885426	14,174,236	0.60%	12.54%
2004	0.25%	315,450	15.891856	5,013,086	0.74%	25.57%
2003	0.25%	259,089	12.655709	3,278,955	1.72%	28.07%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.25%	193,582	16.007046	3,098,676	2.47%	10.01%
2006	0.25%	83,320	14.550491	1,212,347	1.99%	10.14%
2005	0.25%	53,532	13.210934	707,208	2.04%	7.39%
2004	0.25%	53,754	12.301545	661,257	2.45%	8.02%
2003	0.25%	14,950	11.387925	170,249	2.34%	13.44%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.25%	1,592,000	$12.630653	$20,108,000	0.19%	36.29%
2006	0.25%	1,255,440	9.267372	11,634,630	0.14%	8.84%
2005	0.25%	1,090,640	8.514303	9,286,039	0.01%	12.28%
2004	0.25%	956,584	7.583386	7,254,146	0.02%	17.67%
2003	0.25%	677,613	6.444456	4,366,847	0.25%	19.93%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.25%	291,228	5.152101	1,500,436	0.34%	21.39%
2006	0.25%	770,748	4.244167	3,271,183	0.00%	7.56%
2005	0.25%	229,560	3.945872	905,814	0.00%	11.27%
2004	0.25%	204,340	3.546168	724,624	0.00%	0.32%
2003	0.25%	97,833	3.535026	345,842	0.00%	46.11%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.25%	1,103,674	18.234395	20,124,828	0.44%	27.70%
2006	0.25%	1,109,576	14.279422	15,844,104	1.89%	46.26%
2005	0.25%	882,786	9.762789	8,618,453	1.05%	31.61%
2004	0.25%	680,002	7.417926	5,044,205	0.85%	18.39%
2003	0.25%	92,562	6.265664	579,962	1.02%	34.20%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.25%	100,032	20.668909	2,067,552	0.00%	16.94%
2006	0.25%	62,906	17.674125	1,111,809	0.00%	11.11%
2005	0.25%	75 420	15 906622	1,199,677	0.00%	10.82%
2004	0.25%	82,778	14.354104	1,188,204	0.00%	12.34%
2003	0.25%	6,068	12.777560	77,534	0.00%	26.83%

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2006	0.25%	730	19.287150	14,080	1.18%	16.43%
2005	0.25%	10,644	16.565444	176,323	0.60%	9.48%
2004	0.25%	22,074	15.130897	333,999	0.58%	15.11%
2003	0.25%	1,068	13.144807	14,039	0.57%	32.42%

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.25%	312,238	19.321952	6,033,048	0.00%	3.16%
2006	0.25%	186,980	18.729880	3,502,113	0.00%	15.23%
2005	0.25%	304,012	16.253697	4,941,319	0.00%	3.11%
2004	0.25%	84,614	15.763932	1,333,849	0.00%	25.33%
2003	0.25%	17,272	12.578424	217,255	0.00%	29.69%

Lord Abbett Series Fund, Inc. – Mid – Cap Value Portfolio – Class VC
2007	0.25%	87,970	12.658811	1,113,596	0.59%	0.33%
2006	0.25%	45,876	12.617407	578,836	0.89%	11.95%
2005	0.25%	19,122	11.270434	215,513	0.52%	12.70	% 05/02/05

MFS VIT – Research International Series – Service Class
2007	0.25%	128	10.563577	1,352	0.00%	5.64	% 05/01/07

Nationwide GVIT Strategic Value Fund – Class I
2003	0.25%	22,022	10.567653	232,721	0.04%	38.46%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.25%	419,204	17.115297	7,174,801	7.29%	2.88%
2006	0.25%	370,802	16.636894	6,168,994	7.41%	10.33%
2005	0.25%	204,814	15.079557	3,088,504	6.92%	2.13%
2004	0.25%	157,482	14.765731	2,325,337	7.58%	9.82%
2003	0.25%	33,606	13.445225	451,840	7.99%	21.97%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.25%	406,344	36.226972	14,720,613	0.71%	45.21%
2006	0.25%	300,448	24.947405	7,495,398	0.71%	36.38%
2005	0.25%	198,760	18.292860	3,635,889	0.60%	32.31%
2004	0.25%	68,036	13.826171	940,677	1.04%	20.44%
2003	0.25%	14,303	11.479519	164,192	0.61%	64.85%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Global Utilities Fund – Class l
2007	0.25%	27,478	$24.329252	$668,519	2.57%	20.13%
2006	0.25%	20,796	20.252066	421,162	2.84%	37.22%
2005	0.25%	15,934	14.758947	235,169	2.09%	6.12%
2004	0.25%	17,668	13.907406	245,716	1.64%	29.64%
2003	0.25%	1,187	10.727488	12,734	1.02%	23.74%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.25%	36,532	16.769826	612,635	0.38%	26.83%
2006	0.25%	55,980	13.222655	740,204	0.84%	32.63%
2005	0.25%	54,480	9.969281	543,126	1.10%	29.89%
2004	0.25%	28,960	7.675467	222,282	0.85%	13.91%
2003	0.25%	4,806	6.738255	32,384	0.00%	35.28%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.25%	14,992	17.410223	261,014	0.41%	19.60%
2006	0.25%	13,250	14.557271	192,884	0.85%	25.57%
2005	0.25%	12,984	11.593174	150,526	1.11%	19.04%
2004	0.25%	34,068	9.738860	331,783	0.00%	15.38%
2003	0.25%	34,022	8.440937	287,178	0.00%	35.72%

Nationwide VIT – Global Financial Services Fund – Class I
2007	0.25%	38,992	19.345657	754,326	3.45%	-1.30%
2006	0.25%	30,252	19.600661	592,959	1.89%	20.02%
2005	0.25%	24,048	16.330978	392,727	2.00%	10.87%
2004	0.25%	8,572	14.729262	126,259	1.37%	20.69%
2003	0.25%	958	12.207124	11,694	1.08%	41.10%

Nationwide VIT – Global Health Sciences Fund – Class l
2007	0.25%	57,456	15.279611	877,905	0.07%	12.88%
2006	0.25%	29,942	13.536569	405,312	0.00%	2.45%
2005	0.25%	27,596	13.212593	364,615	0.00%	8.17%
2004	0.25%	24,814	12.214711	303,096	0.00%	7.59%
2003	0.25%	9,013	11.352997	102,325	0.00%	36.35%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.25%	519,226	4.165338	2,162,752	0.00%	19.79%
2006	0.25%	446,826	3.477132	1,553,673	0.00%	10.89%
2005	0.25%	262,362	3.135604	822,663	0.00%	-0.76%
2004	0.25%	674,980	3.159750	2,132,768	0.00%	4.05%
2003	0.25%	118,132	3.036698	358,731	0.00%	54.84%

Nationwide VIT – Government Bond Fund – Class I
2007	0.25%	3,004,026	14.352245	43,114,517	4.48%	6.89%
2006	0.25%	3,008,954	13.427221	40,401,890	3.95%	3.08%
2005	0.25%	3,496,292	13.025536	45,541,077	3.71%	3.01%
2004	0.25%	2,572,680	12.645377	32,532,509	5.38%	3.00%
2003	0.25%	1,556,780	12.276554	19,111,894	3.25%	1.75%

Nationwide VIT – Growth Fund – Class I
2007	0.25%	8,184	9.546438	78,128	0.18%	19.24%
2006	0.25%	45,366	8.005797	363,191	0.05%	5.90%
2005	0.25%	40,952	7.559516	309,577	0.08%	6.24%
2004	0.25%	73,454	7.115834	522,686	0.34%	7.89%
2003	0.25%	76,188	6.595662	502,510	0.02%	32.41%

Nationwide VIT – International Index Fund – Class II
2007	0.25%	164,488	10.117465	1,664,202	1.19%	1.17	% 05/01/07

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.25%	160,792	16.497208	2,652,619	2.03%	5.69%
2006	0.25%	77,654	15.608708	1,212,079	2.11%	16.58%
2005	0.25%	24,354	13.389188	326,080	2.02%	7.66%
2004	0.25%	14,712	12.436282	182,963	1.85%	13.74%
2003	0.25%	4,309	10.933839	47,114	1.57%	31.54%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.25%	332,180	$12.924331	$4,293,204	3.54%	5.12%
2006	0.25%	287,996	12.295233	3,540,978	3.23%	5.90%
2005	0.25%	4,440	11.610294	51,550	2.49%	3.05%
2004	0.25%	6,398	11.266714	72,084	2.49%	4.39%
2003	0.25%	929	10.792806	10,027	2.59%	7.64%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.25%	341,144	14.677673	5,007,200	2.71%	5.39%
2006	0.25%	161,088	13.926464	2,243,386	2.47%	11.08%
2005	0.25%	31,934	12.537840	400,383	2.39%	5.08%
2004	0.25%	18,974	11.931529	226,389	2.21%	9.26%
2003	0.25%	7,829	10.920096	85,493	2.05%	19.75%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.25%	236,756	15.818947	3,745,231	2.31%	5.88%
2006	0.25%	84,106	14.939913	1,256,536	2.25%	14.26%
2005	0.25%	80,236	13.075926	1,049,160	2.19%	6.81%
2004	0.25%	90,230	12.242773	1,104,665	2.01%	11.81%
2003	0.25%	3,797	10.949354	41,575	1.61%	26.33%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.25%	260,644	13.881453	3,618,117	3.18%	5.59%
2006	0.25%	105,542	13.146115	1,387,467	2.84%	8.15%
2005	0.25%	151,626	12.155154	1,843,037	2.78%	4.23%
2004	0.25%	21,136	11.662359	246,496	2.38%	6.89%
2003	0.25%	2,613	10.910488	28,509	2.33%	13.41%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.25%	182,240	13.002564	2,369,587	2.16%	4.36%
2006	0.25%	257,054	12.459031	3,202,644	2.25%	11.97%
2005	0.25%	234,374	11.127198	2,607,926	1.98%	2.29%
2004	0.25%	138,252	10.878396	1,503,960	1.94%	8.22%
2003	0.25%	86,171	10.052086	866,198	1.76%	18.12%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.25%	111,508	10.396626	1,159,307	0.00%	8.74%
2006	0.25%	154,712	9.560904	1,479,187	0.00%	9.63%
2005	0.25%	161,102	8.720733	1,404,928	0.00%	9.47%
2004	0.25%	989,792	7.966452	7,885,130	0.00%	15.05%
2003	0.25%	74,105	6.924341	513,128	0.00%	39.79%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.25%	1,035,184	18.204864	18,845,384	1.35%	7.29%
2006	0.25%	993,900	16.967969	16,864,464	1.14%	9.62%
2005	0.25%	613,462	15.479497	9,496,083	1.04%	11.82%
2004	0.25%	317,498	13.843332	4,395,230	0.56%	15.44%
2003	0.25%	70,843	11.991494	849,513	0.50%	34.31%

Nationwide VIT – Money Market Fund – Class I
2007	0.25%	839,752	11.813525	9,920,431	4.65%	4.53%
2006	0.25%	906,990	11.301640	10,250,474	4.43%	4.27%
2005	0.25%	997,352	10.838856	10,810,155	2.61%	2.41%
2004	0.25%	877,048	10.583572	9,282,301	0.80%	0.56%
2003	0.25%	2,168,315	10.524702	22,820,869	0.63%	0.37%

Nationwide VIT – Money Market Fund – Class V
2007	0.25%	12,378,852	11.330392	140,257,246	4.74%	4.60%
2006	0.25%	11,262,860	10.831867	121,997,802	4.63%	4.35%
2005	0.25%	5,577,142	10.380057	57,891,052	2.74%	2.49%
2004	0.25%	9,126,608	10.127388	92,428,700	0.91%	0.64%
2003	0.25%	1,814,317	10.063117	18,257,684	0.70%	0.45%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.25%	271,302	18.651020	5,060,059	0.00%	9.47%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.25%	575,424	$20.441984	$11,762,808	1.13%	-7.13%
2006	0.25%	667,586	22.010798	14,694,101	0.43%	17.00%
2005	0.25%	848,398	18.812416	15,960,416	0.07%	2.82%
2004	0.25%	557,634	18.297168	10,203,123	0.00%	17.01%
2003	0.25%	258,610	15.637860	4,044,107	0.00%	56.46%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.25%	1,805,786	17.836712	32,209,285	0.09%	1.88%
2006	0.25%	1,848,548	17.508253	32,364,846	0.10%	11.76%
2005	0.25%	1,912,752	15.666008	29,965,188	0.00%	12.04%
2004	0.25%	766,554	13.982897	10,718,646	0.00%	18.72%
2003	0.25%	492,798	11.777552	5,803,954	0.00%	40.66%

Nationwide VIT – Nationwide Fund – Class I
2007	0.25%	52,394	13.314351	697,592	1.03%	7.91%
2006	0.25%	236,736	12.338411	2,920,946	1.09%	13.34%
2005	0.25%	230,206	10.885739	2,505,962	1.00%	7.17%
2004	0.25%	200,466	10.157086	2,036,150	1.30%	9.48%
2003	0.25%	49,376	9.277816	458,101	0.59%	27.19%

Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.25%	3,872	17.726502	68,637	1.24%	11.28%
2006	0.25%	2,392	15.929628	38,104	0.70%	15.76%
2005	0.25%	8,298	13.761286	114,191	1.29%	10.04%
2004	0.25%	13,762	12.506076	172,109	0.48%	18.50%
2003	0.25%	1,148	10.553942	12,116	0.15%	25.07%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.25%	71,458	18.966559	1,355,312	0.00%	22.18%
2006	0.25%	93,502	15.523663	1,451,494	0.27%	-0.54%
2005	0.25%	80,480	15.607398	1,256,083	0.00%	11.68%
2004	0.25%	50,246	13.974657	702,171	0.00%	12.13%
2003	0.25%	33,465	12.463103	417,078	0.00%	51.76%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.25%	48,922	12.068473	590,414	1.74%	-2.46%
2006	0.25%	36,988	12.373114	457,657	1.73%	15.62%
2005	0.25%	42,010	10.701838	449,584	1.61%	3.99%
2004	0.25%	36,102	10.291496	371,544	1.39%	17.21%
2003	0.25%	3,887	8.780739	34,131	1.34%	31.11%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.25%	657,186	15.191219	9,983,456	4.18%	4.36%
2006	0.25%	450,402	14.556279	6,556,177	4.07%	4.58%
2005	0.25%	483,160	13.919206	6,725,204	3.99%	1.93%
2004	0.25%	63,742	13.656231	870,475	4.55%	6.27%
2003	0.25%	515,327	12.850783	6,622,355	5.42%	11.84%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.25%	20,928	15.136586	316,778	0.00%	0.26%
2006	0.25%	18,450	15.096902	278,538	0.00%	4.99%
2005	0.25%	15,290	14.379334	219,860	0.00%	2.64%
2004	0.25%	22,204	14.009370	311,064	0.00%	11.60%
2003	0.25%	3,926	12.553503	49,285	0.00%	24.75%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.25%	98,428	14.787583	1,455,512	0.26%	7.12%
2006	0.25%	194,222	13.804932	2,681,222	0.70%	13.09%
2005	0.25%	75,766	12.206553	924,842	0.15%	8.12%
2004	0.25%	91,408	11.289714	1,031,970	0.12%	15.53%
2003	0.25%	52,239	9.772505	510,506	0.89%	31.43%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.25%	489,154	13.301400	6,506,433	0.00%	22.22%
2006	0.25%	391,016	10.883119	4,255,474	0.00%	14.41%
2005	0.25%	365,056	9.512489	3,472,591	0.00%	13.46%
2004	0.25%	678,994	8.384158	5,692,793	0.00%	16.02%
2003	0.25%	284,185	7.226636	2,053,702	0.00%	27.75%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.25%	25,412	$17.855044	$453,732	0.62%	9.06%
2006	0.25%	70,676	16.371496	1,157,072	0.68%	11.96%
2005	0.25%	84,180	14.622460	1,230,919	0.98%	17.75%
2004	0.25%	191,928	12.418080	2,383,377	0.01%	18.68%
2003	0.25%	44,110	10.463664	461,552	0.00%	34.75%

Neuberger Berman AMT – Regency Portfolio – Class I
2007	0.25%	32,224	10.569832	340,602	0.46%	3.04%
2006	0.25%	6,524	10.257708	66,921	0.44%	2.58	% 05/01/06

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.25%	3,734,518	11.762653	43,927,839	0.22%	13.86%
2006	0.25%	3,188,414	10.330569	32,938,131	0.38%	7.68%
2005	0.25%	3,734,142	9.593805	35,824,630	0.91%	4.84%
2004	0.25%	1,591,142	9.151191	14,560,844	0.31%	6.67%
2003	0.25%	503,219	8.579039	4,317,135	0.38%	30.62%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.25%	1,785,708	15.720950	28,073,026	1.33%	6.05%
2006	0.25%	1,608,848	14.823774	23,849,199	1.07%	17.40%
2005	0.25%	1,169,740	12.626867	14,770,151	1.00%	14.02%
2004	0.25%	436,776	11.073978	4,836,848	1.15%	18.87%
2003	0.25%	162,279	9.316393	1,511,855	0.73%	42.66%

Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.25%	225,200	12.928044	2,911,396	1.00%	4.16%
2006	0.25%	370,160	12.411511	4,594,245	1.10%	14.74%
2005	0.25%	381,782	10.817217	4,129,819	1.37%	5.71%
2004	0.25%	192,090	10.232719	1,965,603	0.83%	9.19%
2003	0.25%	264,755	9.371848	2,481,244	0.90%	26.40%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.25%	1,094,732	9.260496	10,137,761	0.00%	6.07%
2006	0.25%	1,386,376	8.730923	12,104,342	0.00%	2.70%
2005	0.25%	1,772,498	8.501413	15,068,738	0.00%	12.05%
2004	0.25%	1,726,784	7.587355	13,101,723	0.00%	19.48%
2003	0.25%	809,116	6.350438	5,138,241	0.00%	25.28%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2007	0.25%	133,088	13.398414	1,783,168	8.25%	8.06%
2006	0.25%	121,412	12.399544	1,505,453	4.03%	4.40%
2005	0.25%	287,514	11.877133	3,414,842	4.94%	5.96%
2004	0.25%	10,938	11.208609	122,600	6.86%	12.09	% 05/03/04

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.25%	1,853,686	11.823104	21,916,322	4.75%	7.10%
2006	0.25%	875,682	11.038824	9,666,499	4.19%	3.70%
2005	0.25%	747,294	10.644694	7,954,716	2.71%	0.75%
2004	0.25%	554,690	10.565271	5,860,450	1.29%	1.58%
2003	0.25%	1,496,037	10.400435	15,559,436	1.22%	2.09%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.25%	1,535,174	13.803269	21,190,420	4.64%	10.37%
2006	0.25%	1,287,852	12.506613	16,106,667	4.26%	0.49%
2005	0.25%	1,206,896	12.445521	15,020,450	2.85%	1.82%
2004	0.25%	309,916	12.223233	3,788,175	1.03%	8.62%
2003	0.25%	73,396	11.253423	825,956	2.35%	8.58%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.25%	5,454,364	13.002214	70,918,808	4.81%	8.47%
2006	0.25%	3,326,500	11.986960	39,874,622	4.42%	3.59%
2005	0.25%	2,083,246	11.571785	24,106,875	3.47%	2.17%
2004	0.25%	1,511,060	11.325918	17,114,142	1.92%	4.62%
2003	0.25%	1,182,357	10.825824	12,799,989	2.71%	4.78%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.25%	195,182	$17.203983	$3,357,908	5.36%	5.65%
2006	0.25%	82,444	16.283186	1,342,451	5.53%	8.23%
2005	0.25%	36,528	15.044787	549,556	5.49%	1.69%
2004	0.25%	53,634	14.794578	793,492	5.59%	7.79%
2003	0.25%	379,007	13.725038	5,201,885	5.84%	32.45%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.25%	1,213,818	23.821182	28,914,579	1.50%	3.72%
2006	0.25%	779,248	22.967474	17,897,358	0.17%	20.77%
2005	0.25%	690,136	19.017724	13,124,816	0.60%	11.33%
2004	0.25%	271,392	17.082044	4,635,930	0.00%	13.56%
2003	0.25%	85,061	15.042113	1,279,497	0.00%	48.79%

T. Rowe Price Equity Income Portfolio – II
2007	0.25%	2,229,008	18.178518	40,520,062	1.51%	2.77%
2006	0.25%	1,540,034	17.688346	27,240,654	1.35%	18.35%
2005	0.25%	892,058	14.945544	13,332,292	1.39%	3.44%
2004	0.25%	366,698	14.448971	5,298,409	1.46%	14.33%
2003	0.25%	167,637	12.637920	2,118,583	1.80%	24.86%

T. Rowe Price Mid – Cap Growth Portfolio — II
2007	0.25%	726,466	23.547392	17,106,380	0.00%	16.93%
2006	0.25%	560,134	20.137940	11,279,945	0.00%	6.12%
2005	0.25%	356,418	18.977178	6,763,808	0.00%	14.15%
2004	0.25%	179,746	16.624542	2,988,195	0.00%	17.76%
2003	0.25%	279,141	14.117448	3,940,759	0.00%	37.75%

T. Rowe Price New America Growth Portfolio
2007	0.25%	194,180	13.682900	2,656,946	0.00%	13.49%
2006	0.25%	86,392	12.056017	1,041,543	0.04%	7.06%
2005	0.25%	2,404	11.260565	27,070	0.00%	4.21%
2004	0.25%	560	10.805340	6,051	0.00%	8.05	% 05/03/04

T. Rowe Price Personal Strategy Balanced Portfolio
2007	0.25%	5,720	10.865761	62,152	1.34%	7.34%

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.25%	50,616	8.832711	447,076	0.54%	7.51%
2006	0.25%	91,596	8.215346	752,493	0.11%	8.93%
2005	0.25%	101,932	7.541951	768,766	0.00%	3.36%
2004	0.25%	154,666	7.296964	1,128,592	0.40%	5.95%
2003	0.25%	71,544	6.887482	492,758	0.11%	25.69%

Turner GVIT Growth Focus Fund – Class I
2003	0.25%	23,948	3.309832	79,264	0.00%	50.59%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.25%	105,400	44.930650	4,735,691	0.40%	37.27%
2006	0.25%	66,446	32.731758	2,174,894	0.56%	39.14%
2005	0.25%	41,596	23.523647	978,490	0.71%	31.67%
2004	0.25%	212,994	17.865954	3,805,341	0.53%	25.58%
2003	0.25%	38,302	14.227140	544,928	0.11%	53.80%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.25%	170,146	47.252962	8,039,902	0.11%	44.99%
2006	0.25%	153,486	32.590053	5,002,117	0.06%	24.18%
2005	0.25%	129,856	26.243783	3,407,913	0.31%	51.29%
2004	0.25%	31,156	17.346378	540,444	0.31%	23.92%
2003	0.25%	12,374	14.026509	173,564	0.41%	44.72%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.25%	74,644	22.760599	1,698,942	7.13%	6.26%
2006	0.25%	49,984	21.418803	1,070,597	10.28%	10.53%
2005	0.25%	48,476	19.378063	939,371	7.14%	11.97%
2004	0.25%	37,344	17.306300	646,286	7.52%	9.79%
2003	0.25%	68,138	15.763497	1,074,093	0.00%	27.55%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.25%	401,714	$11.268795	$4,526,833	0.00%	22.36%
2006	0.25%	265,862	9.209696	2,448,508	0.00%	9.00%
2005	0.25%	144,664	8.449046	1,222,273	0.00%	17.28%
2004	0.25%	137,920	7.204463	993,640	0.00%	21.29%
2003	0.25%	74,914	5.939719	444,968	0.00%	41.41%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.25%	617,432	28.522644	17,610,793	1.11%	-17.28%
2006	0.25%	709,670	34.480507	24,469,781	1.07%	37.70%
2005	0.25%	546,448	25.040093	13,683,109	1.19%	16.76%
2004	0.25%	352,704	21.445777	7,564,011	1.61%	36.05%
2003	0.25%	151,526	15.762653	2,388,452	0.00%	37.17%

W&R Target Funds, Inc. – Growth Portfolio
2007	0.25%	2,806	15.403902	43,223	0.00%	25.50%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.25%	3,926	12.480780	49,000	1.28%	-16.28%
2006	0.25%	594	14.907103	8,855	1.58%	29.76%

W&R Target Funds, Inc. – Science and Technology Portfolio
2007	0.25%	448	10.188127	4,564	0.00%	1.88	% 09/27/07

Wells Fargo AVT – Opportunity FundSM
2007	0.25%	358,194	14.277593	5,114,148	0.61%	6.37%
2006	0.25%	454,354	13.423088	6,098,834	0.00%	11.94%
2005	0.25%	470,806	11.991404	5,645,625	0.00%	7.62%
2004	0.25%	469,872	11.142802	5,235,691	0.00%	17.93%
2003	0.25%	169,629	9.449055	1,602,834	0.08%	36.66%

The BEST of AMERICA® America’s FUTURE Life SeriesSM
Reduced Fee Tier (0.40%)

AIM VIF – Basic Value Fund – Series I
2007	0.40%	16,380	17.397964	284,979	0.59%	1.14%
2006	0.40%	30,412	17.202471	523,162	0.42%	12.75%
2005	0.40%	44,502	15.256716	678,954	0.09%	5.32%
2004	0.40%	73,606	14.486704	1,066,308	0.00%	10.63%
2003	0.40%	82,900	13.095200	1,085,592	0.06%	33.09%

AIM VIF – Capital Appreciation Fund – Series I
2003	0.40%	13,547	13.224712	179,155	0.00%	34.82%

AIM VIF – Capital Development Fund – Series I
2007	0.40%	129,860	21.279639	2,763,374	0.00%	10.40%
2006	0.40%	137,464	19.275099	2,649,632	0.00%	16.06%
2005	0.40%	247,510	16.608430	4,110,753	0.00%	9.17%
2004	0.40%	59,864	15.213529	910,743	0.00%	15.04%

AIM VIF – International Growth Fund – Series I
2007	0.40%	475,710	20.410961	9,709,698	0.53%	14.26%
2006	0.40%	461,146	17.863705	8,237,776	0.97%	27.72%
2005	0.40%	457,728	13.986284	6,401,914	1.14%	17.46%
2004	0.40%	152,296	11.907437	1,813,455	1.36%	19.07	% 05/03/04

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.40%	63,592	18.737498	1,191,555	1.44%	4.70%
2006	0.40%	395,572	17.896979	7,079,544	1.37%	16.82%
2005	0.40%	386,306	15.320186	5,918,280	1.48%	4.45%
2004	0.40%	309,918	14.667608	4,545,756	0.92%	11.02%
2003	0.40%	246,983	13.212012	3,263,142	0.51%	31.97%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.40%	764,464	11.924192	9,115,616	1.13%	5.42%
2006	0.40%	453,968	11.311574	5,135,093	0.57%	13.12	% 05/01/06

American Century VP – Income & Growth Fund – Class I
2006	0.40%	280	14.724248	4,123	1.85%	16.62%
2005	0.40%	1,326	12.625722	16,742	1.94%	4.21%
2004	0.40%	177,026	12.115153	2,144,697	1.37%	12.54%
2003	0.40%	350,297	10.765053	3,770,966	1.28%	28.84%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – International Fund – Class I
2007	0.40%	3,154	$17.343787	$54,702	0.70%	17.58%
2006	0.40%	146,198	14.750278	2,156,461	1.58%	24.53%
2005	0.40%	243,536	11.844974	2,884,678	1.25%	12.80%
2004	0.40%	1,074,540	10.500552	11,283,263	0.56%	14.47%
2003	0.40%	2,984,336	9.173579	27,377,042	0.73%	24.01%

American Century VP – Ultra® Fund – Class I
2007	0.40%	9,950	12.990210	129,253	0.00%	20.53%
2006	0.40%	15,632	10.777532	168,474	0.00%	-3.66%
2005	0.40%	28,284	11.187064	316,415	0.00%	1.76%
2004	0.40%	102,910	10.993709	1,131,363	0.00%	10.23%
2003	0.40%	79,186	9.973091	789,729	0.00%	24.40%

American Century VP – Value Fund – Class I
2007	0.40%	199,154	18.202380	3,625,077	1.58%	-5.52%
2006	0.40%	250,854	19.265641	4,832,863	1.41%	18.18%
2005	0.40%	371,836	16.301854	6,061,616	0.83%	4.62%
2004	0.40%	572,678	15.582659	8,923,846	0.97%	13.88%
2003	0.40%	835,035	13.683795	11,426,448	1.04%	28.44%

American Century VP – VistaSM Fund – Class I
2007	0.40%	9,298	17.281076	160,679	0.00%	39.21%
2006	0.40%	9,374	12.413582	116,365	0.00%	8.57%
2005	0.40%	596	11.433293	6,814	0.00%	14.33	% 05/02/05

BlackRock International Index Portfolio – Class II
2006	0.40%	17,946	14.547195	261,064	5.83%	25.18%
2005	0.40%	220	11.621096	2,557	1.76%	16.21	% 05/02/05

BlackRock Large Cap Core V.I. Fund – Class II
2007	0.40%	15,428	14.219711	219,382	1.23%	7.69%
2006	0.40%	17,728	13.203975	234,080	0.79%	14.16%
2005	0.40%	73,626	11.566434	851,590	0.74%	15.66	% 05/02/05

Calvert Variable Series Inc. – Social Equity Portfolio
2006	0.40%	512	15.240875	7,803	0.00%	9.62%
2005	0.40%	428	13.903575	5,951	0.06%	4.13%
2004	0.40%	6,064	13.352495	80,970	0.08%	6.73%
2003	0.40%	1,076	12.510533	13,461	0.01%	21.69%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.40%	17,547	10.955988	192,245	0.76%	24.66%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2007	0.40%	2,880	17.588091	50,654	0.45%	1.09%
2006	0.40%	6,714	17.398454	116,813	0.37%	7.32%
2005	0.40%	9,248	16.211755	149,926	0.02%	8.74%
2004	0.40%	25,166	14.909204	375,205	0.43%	14.02%
2003	0.40%	58,097	13.076217	759,689	1.02%	31.20%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.40%	207,618	15.357469	3,188,487	0.38%	-1.05%
2006	0.40%	418,714	15.520951	6,498,839	0.38%	13.96%
2005	0.40%	434,388	13.620186	5,916,445	0.00%	6.81%
2004	0.40%	164,998	12.752292	2,104,103	0.57%	21.40%
2003	0.40%	61,690	10.504526	648,024	0.27%	37.23%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.40%	3,158,044	14.346541	45,307,008	1.72%	4.83%
2006	0.40%	4,780,522	13.685152	65,422,170	1.64%	15.04%
2005	0.40%	3,928,314	11.896207	46,732,037	1.63%	4.27%
2004	0.40%	6,072,526	11.408542	69,278,668	1.82%	10.20%
2003	0.40%	9,284,780	10.352696	96,122,505	1.54%	27.85%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.40%	65,988	14.746966	973,123	1.56%	6.70%
2006	0.40%	265,322	13.820624	3,666,916	1.53%	16.01%
2005	0.40%	471,228	11.912967	5,613,724	0.02%	3.96%
2004	0.40%	504,718	11.458946	5,783,536	1.67%	4.63%
2003	0.40%	830,526	10.952239	9,096,119	1.18%	20.69%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.40%	180,206	$21.606848	$3,893,684	1.57%	3.74%
2006	0.40%	293,760	20.828757	6,118,656	1.25%	22.11%
2005	0.40%	369,294	17.057481	6,299,225	0.00%	11.44%
2004	0.40%	507,212	15.305834	7,763,303	1.23%	19.54%
2003	0.40%	146,661	12.803571	1,877,785	2.67%	35.81%

DWS Variable Series II – Dreman High Return Equity VIP – Class B
2007	0.40%	1,088	10.955918	11,920	0.92%	-2.58%

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.40%	18,180	14.987597	272,475	5.83%	4.96%
2006	0.40%	68,922	14.279265	984,156	5.17%	3.74%
2005	0.40%	592,368	13.764550	8,153,679	3.55%	0.89%
2004	0.40%	1,333,708	13.642560	18,195,191	3.92%	3.21%
2003	0.40%	2,418,929	13.218733	31,975,177	3.30%	4.23%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.40%	275,862	16.184435	4,464,671	1.67%	1.01%
2006	0.40%	520,282	16.022504	8,336,220	3.15%	19.60%
2005	0.40%	722,038	13.396579	9,672,839	1.56%	5.34%
2004	0.40%	1,784,684	12.717880	22,697,397	1.39%	10.94%
2003	0.40%	2,509,045	11.463982	28,763,647	1.66%	29.70%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.40%	190,114	15.988944	3,039,722	0.62%	26.36%
2006	0.40%	245,682	12.653389	3,108,710	0.28%	6.31%
2005	0.40%	510,730	11.902677	6,079,054	0.41%	5.25%
2004	0.40%	1,600,358	11.308717	18,097,996	0.16%	2.85%
2003	0.40%	2,979,457	10.995198	32,759,720	0.18%	32.25%

Fidelity® VIP – High Income Portfolio – Service Class
2006	0.40%	244	10.547905	2,574	7.58%	10.73%
2005	0.40%	2,824	9.525383	26,900	14.70%	2.11%
2004	0.40%	217,058	9.328110	2,024,741	8.03%	9.03%
2003	0.40%	504,057	8.555502	4,312,461	6.36%	26.46%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.40%	205,152	17.708202	3,632,873	3.19%	16.74%
2006	0.40%	581,496	15.169405	8,820,948	0.84%	17.48%
2005	0.40%	700,420	12.912620	9,044,257	0.56%	18.50%
2004	0.40%	912,684	10.896942	9,945,465	0.98%	13.03%
2003	0.40%	746,827	9.640353	7,199,676	0.63%	42.63%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.40%	694,122	22.806621	15,830,577	0.89%	17.04%
2006	0.40%	967,474	19.486792	18,852,965	1.12%	11.15%
2005	0.40%	1,090,144	17.532748	19,113,220	0.19%	16.38%
2004	0.40%	1,506,264	15.064815	22,691,589	0.24%	14.88%
2003	0.40%	1,901,875	13.113640	24,940,504	0.30%	27.84%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.40%	5,038	11.607727	58,480	3.80%	3.79%
2006	0.40%	880	11.183530	9,842	3.34%	3.88%
2005	0.40%	372	10.765329	4,005	2.69%	1.67%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2005	0.40%	608	9.527944	5,793	0.84%	8.43%
2004	0.40%	20,800	8.787333	182,777	0.48%	6.63%
2003	0.40%	259,028	8.240791	2,134,596	0.59%	29.14%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.40%	51,988	26.511996	1,378,306	0.72%	15.02%
2006	0.40%	35,172	23.049221	810,687	0.23%	12.14%
2005	0.40%	3,976	20.553596	81,721	0.00%	17.73%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2006	0.40%	14	15.797724	221	0.49%	15.73%
2005	0.40%	2,310	13.649958	31,531	0.00%	2.15%
2004	0.40%	64,044	13.363171	855,831	0.00%	13.53%
2003	0.40%	59,064	11.770364	695,205	0.00%	57.16%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.40%	64,892	$22.480343	$1,458,794	1.86%	14.99%
2006	0.40%	494,684	19.549201	9,670,677	1.24%	20.96%
2005	0.40%	485,970	16.161499	7,854,004	1.12%	9.73%
2004	0.40%	397,492	14.728417	5,854,428	1.11%	18.06%
2003	0.40%	300,494	12.475864	3,748,922	1.96%	31.96%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.40%	62,522	12.847323	803,240	0.63%	-2.77%
2006	0.40%	62,174	13.213518	821,537	0.76%	16.52%
2005	0.40%	199,332	11.340582	2,260,541	0.00%	13.41	% 05/02/05

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.40%	106,988	16.842189	1,801,912	0.00%	2.80%
2005	0.40%	123,110	16.384018	2,017,036	0.00%	7.66%
2004	0.40%	302,750	15.218321	4,607,347	0.00%	12.96%
2003	0.40%	315,046	13.471955	4,244,286	0.00%	33.73%

Goldman Sachs VIT Mid Cap Value Fund
2007	0.40%	707,562	21.165166	14,975,667	0.81%	2.79%
2006	0.40%	1,066,122	20.590810	21,952,316	0.98%	15.70%
2005	0.40%	1,114,814	17.796530	19,839,821	0.60%	12.38%
2004	0.40%	1,046,542	15.836525	16,573,589	0.74%	25.38%
2003	0.40%	599,528	12.630569	7,572,380	1.72%	27.88%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.40%	133,728	15.879713	2,123,562	2.47%	9.84%
2006	0.40%	165,700	14.456527	2,395,447	1.99%	9.98%
2005	0.40%	208,740	13.145265	2,743,943	2.04%	7.23%
2004	0.40%	285,628	12.258707	3,501,430	2.45%	7.86%
2003	0.40%	360,530	11.365300	4,097,532	2.34%	13.27%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.40%	59,336	12.481327	740,592	0.19%	36.09%
2006	0.40%	228,352	9.171618	2,094,357	0.14%	8.68%
2005	0.40%	217,772	8.438947	1,837,766	0.01%	12.11%
2004	0.40%	878,196	7.527514	6,610,633	0.02%	17.50%
2003	0.40%	1,755,706	6.406568	11,248,050	0.25%	19.75%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.40%	2,106	5.091162	10,722	0.34%	21.21%
2006	0.40%	52	4.200294	218	0.00%	7.40%
2005	0.40%	8,530	3.910937	33,360	0.00%	11.11%
2004	0.40%	183,526	3.520024	646,016	0.00%	0.16%
2003	0.40%	524,317	3.514240	1,842,576	0.00%	45.89%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.40%	4,662	18.018848	84,004	0.44%	27.50%
2006	0.40%	43,784	14.131910	618,752	1.89%	46.05%
2005	0.40%	156,464	9.676381	1,514,005	1.05%	31.41%
2004	0.40%	1,087,636	7.363272	8,008,560	0.85%	18.21%
2003	0.40%	2,277,464	6.228826	14,185,927	1.02%	34.00%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.40%	106,088	20.505746	2,175,414	0.00%	16.77%
2006	0.40%	83,526	17.561058	1,466,805	0.00%	10.95%
2005	0.40%	90,134	15.828526	1,426,688	0.00%	10.65%
2004	0.40%	99,214	14.304998	1,419,256	0.00%	12.17%
2003	0.40%	208,667	12.752960	2,661,122	0.00%	26.64%

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2006	0.40%	2,838	19.163821	54,387	1.18%	16.26%
2005	0.40%	14,156	16.484146	233,350	0.60%	9.32%
2004	0.40%	35,252	15.079159	531,571	0.58%	14.94%
2003	0.40%	30,988	13.119525	406,548	0.57%	32.22%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.40%	154,928	$19.168269	$2,969,702	0.00%	3.01%
2006	0.40%	206,184	18.608964	3,836,871	0.00%	15.06%
2005	0.40%	191,636	16.172933	3,099,316	0.00%	2.95%
2004	0.40%	171,058	15.709055	2,687,160	0.00%	25.14%
2003	0.40%	107,132	12.553439	1,344,875	0.00%	29.49%

Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio – Class VC
2007	0.40%	14,806	12.608296	186,678	0.59%	0.18%
2006	0.40%	7,064	12.586028	88,908	0.89%	11.78%
2005	0.40%	1,690	11.259238	19,028	0.52%	12.59	% 05/02/05

MFS VIT – Research International Series – Service Class
2007	0.40%	772	10.552986	8,147	0.00%	5.53	% 05/01/07

Nationwide GVIT Strategic Value Fund – Class I
2003	0.40%	19,292	9.311693	179,641	0.04%	38.25%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.40%	205,334	15.518038	3,186,381	7.29%	2.72%
2006	0.40%	230,582	15.107048	3,483,413	7.41%	10.16%
2005	0.40%	224,370	13.713412	3,076,878	6.92%	1.97%
2004	0.40%	329,516	13.448117	4,431,370	7.58%	9.66%
2003	0.40%	767,382	12.263819	9,411,034	7.99%	21.78%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.40%	273,120	35.835395	9,787,363	0.71%	44.99%
2006	0.40%	316,790	24.714946	7,829,448	0.71%	36.17%
2005	0.40%	150,756	18.149525	2,736,150	0.60%	32.11%
2004	0.40%	182,748	13.738334	2,510,653	1.04%	20.26%
2003	0.40%	183,203	11.423706	2,092,857	0.61%	64.60%

Nationwide VIT – Gartmore Global Utilities Fund – Class l
2006	0.40%	2,542	20.110980	51,122	2.84%	37.01%
2005	0.40%	2,742	14.678049	40,247	2.09%	5.96%
2004	0.40%	15,120	13.851870	209,440	1.64%	29.45%
2003	0.40%	13,251	10.700667	141,795	1.02%	23.56%

Nationwide VIT – Gartmore International Growth Fund – Class I
2006	0.40%	416	13.099372	5,449	0.84%	32.44%
2005	0.40%	4	9.891115	40	1.10%	29.69%
2004	0.40%	25,428	7.626680	193,931	0.85%	13.74%
2003	0.40%	52,743	6.705480	353,667	0.00%	35.08%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2006	0.40%	24	15.509710	372	0.85%	25.38%
2005	0.40%	78	12.370181	965	1.11%	18.86%
2004	0.40%	1,704	10.407118	17,734	0.00%	15.20%
2003	0.40%	30,673	9.033664	277,090	0.00%	35.52%

Nationwide VIT – Global Financial Services Fund – Class I
2006	0.40%	5,096	19.464132	99,189	1.89%	19.84%
2005	0.40%	3,938	16.241486	63,959	2.00%	10.71%
2004	0.40%	59,974	14.670465	879,846	1.37%	20.51%
2003	0.40%	44,687	12.173639	544,003	1.08%	40.89%

Nationwide VIT – Global Health Sciences Fund – Class l
2007	0.40%	2,882	15.150267	43,663	0.07%	12.71%
2006	0.40%	18,258	13.442227	245,428	0.00%	2.30%
2005	0.40%	13,866	13.140144	182,201	0.00%	8.01%
2004	0.40%	57,244	12.165918	696,426	0.00%	7.43%
2003	0.40%	52,928	11.324625	599,390	0.00%	36.15%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.40%	80,076	4.120279	329,935	0.00%	19.61%
2006	0.40%	238,650	3.444715	822,081	0.00%	10.73%
2005	0.40%	232,710	3.111019	723,965	0.00%	-0.91%
2004	0.40%	481,400	3.139672	1,511,438	0.00%	3.90%
2003	0.40%	573,189	3.021924	1,732,134	0.00%	54.61%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Government Bond Fund – Class I
2007	0.40%	440,784	$16.208282	$7,144,351	4.48%	6.73%
2006	0.40%	445,662	15.186518	6,768,054	3.95%	2.93%
2005	0.40%	800,072	14.754249	11,804,462	3.71%	2.85%
2004	0.40%	2,350,974	14.345081	33,724,912	5.38%	2.85%
2003	0.40%	5,633,215	13.947593	78,569,790	3.25%	1.59%

Nationwide VIT – Growth Fund – Class I
2006	0.40%	4	6.904680	28	0.05%	5.75%
2005	0.40%	3,778	6.529541	24,669	0.08%	6.08%
2004	0.40%	16,686	6.155504	102,711	0.34%	7.72%
2003	0.40%	76,097	5.714099	434,826	0.02%	32.21%

Nationwide VIT – International Index Fund – Class II
2007	0.40%	55,246	10.107323	558,389	1.19%	1.07	% 05/01/07

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.40%	157,686	16.351146	2,578,347	2.03%	5.53%
2006	0.40%	171,634	15.493861	2,659,273	2.11%	16.40%
2005	0.40%	104,554	13.310555	1,391,672	2.02%	7.50%
2004	0.40%	63,674	12.381734	788,395	1.85%	13.57%
2003	0.40%	19,629	10.902206	213,999	1.57%	31.34%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.40%	106,108	12.809833	1,359,226	3.54%	4.96%
2006	0.40%	92,396	12.204705	1,127,666	3.23%	5.74%
2005	0.40%	49,050	11.542054	566,138	2.49%	2.90%
2004	0.40%	95,536	11.217265	1,071,653	2.49%	4.23%
2003	0.40%	12,703	10.761565	136,704	2.59%	7.48%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.40%	384,024	14.547724	5,586,675	2.71%	5.24%
2006	0.40%	490,632	13.823999	6,782,496	2.47%	10.91%
2005	0.40%	390,100	12.464210	4,862,288	2.39%	4.92%
2004	0.40%	264,480	11.879208	3,141,813	2.21%	9.10%
2003	0.40%	37,624	10.888513	409,669	2.05%	19.57%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.40%	202,098	15.678888	3,168,672	2.31%	5.72%
2006	0.40%	268,984	14.829966	3,989,024	2.25%	14.08%
2005	0.40%	181,156	12.999118	2,354,868	2.19%	6.65%
2004	0.40%	142,944	12.189084	1,742,356	2.01%	11.65%
2003	0.40%	56,878	10.917690	620,976	1.61%	26.14%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.40%	1,104,372	13.758509	15,194,512	3.18%	5.43%
2006	0.40%	820,496	13.049356	10,706,944	2.84%	7.99%
2005	0.40%	521,412	12.083751	6,300,613	2.78%	4.07%
2004	0.40%	210,474	11.611205	2,443,857	2.38%	6.73%
2003	0.40%	13,568	10.878938	147,605	2.33%	13.24%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2006	0.40%	608	12.170646	7,400	2.25%	11.80%
2005	0.40%	39,454	10.885904	429,492	1.98%	2.13%
2004	0.40%	241,606	10.658428	2,575,140	1.94%	8.06%
2003	0.40%	533,567	9.863609	5,262,896	1.76%	17.94%

Nationwide VIT – Mid Cap Growth Fund – Class I
2006	0.40%	94	13.633719	1,282	0.00%	9.47%
2005	0.40%	468	12.454266	5,829	0.00%	9.30%
2004	0.40%	114,718	11.394076	1,307,106	0.00%	14.88%
2003	0.40%	335,334	9.918443	3,325,991	0.00%	39.58%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.40%	374,168	22.779636	8,523,411	1.35%	7.13%
2006	0.40%	660,842	21.263963	14,052,120	1.14%	9.45%
2005	0.40%	746,512	19.427688	14,503,002	1.04%	11.65%
2004	0.40%	1,048,696	17.400194	18,247,514	0.56%	15.27%
2003	0.40%	1,017,996	15.095175	15,366,828	0.50%	34.11%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Money Market Fund – Class I
2005	0.40%	1,872	$12.182168	$22,805	2.61%	2.26%
2004	0.40%	165,086	11.913109	1,966,688	0.80%	0.41%
2003	0.40%	541,898	11.864684	6,429,449	0.63%	0.22%

Nationwide VIT – Money Market Fund – Class V
2007	0.40%	3,398,038	11.242166	38,201,307	4.74%	4.44%
2006	0.40%	4,048,114	10.763797	43,573,077	4.63%	4.20%
2005	0.40%	5,136,552	10.330316	53,062,205	2.74%	2.34%
2004	0.40%	7,815,054	10.093995	78,885,116	0.91%	0.49%
2003	0.40%	11,999,723	10.045042	120,537,722	0.70%	0.30%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.40%	28,166	18.410147	518,540	0.00%	9.31%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.40%	25,628	22.768858	583,520	1.13%	-7.27%
2006	0.40%	104,786	24.553275	2,572,839	0.43%	16.83%
2005	0.40%	395,632	21.016857	8,314,941	0.07%	2.66%
2004	0.40%	1,039,852	20.471824	21,287,667	0.00%	16.83%
2003	0.40%	1,315,269	17.522719	23,047,089	0.00%	56.23%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.40%	227,380	22.796223	5,183,405	0.09%	1.72%
2006	0.40%	428,830	22.410227	9,610,178	0.10%	11.59%
2005	0.40%	832,540	20.082219	16,719,251	0.00%	11.87%
2004	0.40%	1,815,822	17.951460	32,596,656	0.00%	18.55%
2003	0.40%	2,515,752	15.142892	38,095,761	0.00%	40.45%

Nationwide VIT – Nationwide Fund – Class I
2007	0.40%	1,370	13.797367	18,902	1.03%	7.75%
2006	0.40%	31,470	12.805324	402,984	1.09%	13.18%
2005	0.40%	28,310	11.314587	320,316	1.00%	7.01%
2004	0.40%	119,314	10.573030	1,261,511	1.30%	9.31%
2003	0.40%	331,958	9.672247	3,210,780	0.59%	27.00%

Nationwide VIT – Nationwide Leaders Fund – Class I
2006	0.40%	54	15.818643	854	0.70%	15.58%
2005	0.40%	212	13.685866	2,901	1.29%	9.87%
2004	0.40%	996	12.456136	12,406	0.48%	18.32%
2003	0.40%	2,091	10.527571	22,013	0.15%	24.88%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2006	0.40%	118	15.415524	1,819	0.27%	-0.69%
2005	0.40%	816	15.521877	12,666	0.00%	11.52%
2004	0.40%	3,866	13.918876	53,810	0.00%	11.96%
2003	0.40%	28,684	12.431976	356,599	0.00%	51.53%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2006	0.40%	2	13.317925	27	1.73%	15.44%
2005	0.40%	262	11.536276	3,023	1.61%	3.83%
2004	0.40%	28,772	11.110531	319,672	1.39%	17.03%
2003	0.40%	50,453	9.493770	478,989	1.34%	30.91%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.40%	44,644	15.463091	690,334	4.18%	4.20%
2006	0.40%	34,566	14.839152	512,930	4.07%	4.42%
2005	0.40%	89,110	14.210938	1,266,337	3.99%	1.77%
2004	0.40%	307,698	13.963330	4,296,489	4.55%	6.11%
2003	0.40%	469,752	13.159481	6,181,693	5.42%	11.67%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.40%	1,998	15.016171	30,002	0.00%	0.11%
2006	0.40%	7,818	14.999423	117,265	0.00%	4.83%
2005	0.40%	20,788	14.307871	297,432	0.00%	2.49%
2004	0.40%	44,406	13.960609	619,935	0.00%	11.43%
2003	0.40%	35,320	12.528578	442,509	0.00%	24.56%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2006	0.40%	74	$14.282531	$1,057	0.70%	12.93%
2005	0.40%	80,808	12.647762	1,022,040	0.15%	7.96%
2004	0.40%	290,396	11.715274	3,402,069	0.12%	15.35%
2003	0.40%	406,038	10.156098	4,123,762	0.89%	31.24%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.40%	3,494	19.674042	68,741	0.00%	22.04%
2006	0.40%	97,186	16.121456	1,566,780	0.00%	14.24%
2005	0.40%	127,004	14.112212	1,792,307	0.00%	13.29%
2004	0.40%	322,438	12.456893	4,016,576	0.00%	15.84%
2003	0.40%	895,379	10.753194	9,628,184	0.00%	27.56%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.40%	596	16.713743	9,961	0.62%	8.90%
2006	0.40%	414	15.348160	6,354	0.68%	11.79%
2005	0.40%	211,116	13.728969	2,898,405	0.98%	17.58%
2004	0.40%	244,546	11.676716	2,855,494	0.01%	18.50%
2003	0.40%	271,980	9.853739	2,680,020	0.00%	34.55%

Neuberger Berman AMT – Regency Portfolio – Class I
2007	0.40%	48,338	10.543396	509,647	0.46%	2.89%
2006	0.40%	34,570	10.247505	354,256	0.44%	2.48	% 05/01/06

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.40%	364,698	16.850466	6,145,331	0.22%	13.69%
2006	0.40%	1,040,592	14.821276	15,422,901	0.38%	7.52%
2005	0.40%	1,425,776	13.784845	19,654,101	0.91%	4.68%
2004	0.40%	4,419,620	13.168552	58,199,996	0.31%	6.51%
2003	0.40%	4,490,131	12.363752	55,514,866	0.38%	30.42%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.40%	792,482	15.541185	12,316,109	1.33%	5.89%
2006	0.40%	898,758	14.676391	13,190,524	1.07%	17.22%
2005	0.40%	810,028	12.520042	10,141,585	1.00%	13.85%
2004	0.40%	1,770,284	10.996730	19,467,335	1.15%	18.69%
2003	0.40%	1,588,406	9.265284	14,717,033	0.73%	42.45%

Oppenheimer VAF – Main Street®– Non-Service Shares
2006	0.40%	3,524	11.856561	41,783	1.10%	14.57%
2005	0.40%	5,684	10.349023	58,824	1.37%	5.55%
2004	0.40%	606,518	9.804476	5,946,591	0.83%	9.02%
2003	0.40%	805,623	8.993106	7,245,053	0.90%	26.21%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2006	0.40%	986	13.200215	13,015	0.00%	2.55%
2005	0.40%	5,300	12.872483	68,224	0.00%	11.88%
2004	0.40%	916,804	11.505640	10,548,417	0.00%	19.30%
2003	0.40%	1,747,033	9.644393	16,849,073	0.00%	25.09%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2007	0.40%	2,462	13.325057	32,806	8.25%	7.89%
2006	0.40%	2,542	12.350260	31,394	4.03%	4.24%
2005	0.40%	58,972	11.847635	698,679	4.94%	5.81%
2004	0.40%	13,676	11.197507	153,137	6.86%	11.98	% 05/03/04

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.40%	189,584	11.728722	2,223,578	4.75%	6.94%
2006	0.40%	995,170	10.967285	10,914,313	4.19%	3.55%
2005	0.40%	1,106,776	10.591594	11,722,522	2.71%	0.60%
2004	0.40%	1,548,394	10.528355	16,302,042	1.29%	1.43%
2003	0.40%	427,929	10.379703	4,441,776	1.22%	1.94%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.40%	1,489,604	13.692856	20,396,933	4.64%	10.20%
2006	0.40%	1,442,470	12.425357	17,923,205	4.26%	0.34%
2005	0.40%	640,224	12.383232	7,928,042	2.85%	1.67%
2004	0.40%	907,634	12.180321	11,055,273	1.03%	8.45%
2003	0.40%	604,652	11.230805	6,790,729	2.35%	8.42%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.40%	1,905,050	$12.898203	$24,571,722	4.81%	8.31%
2006	0.40%	3,150,134	11.909077	37,515,188	4.42%	3.43%
2005	0.40%	2,531,932	11.513866	29,152,326	3.47%	2.02%
2004	0.40%	3,142,992	11.286156	35,472,298	1.92%	4.46%
2003	0.40%	2,117,582	10.804064	22,878,491	2.71%	4.62%

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.40%	179,670	17.066645	3,066,364	5.36%	5.50%
2006	0.40%	280,054	16.177661	4,530,619	5.53%	8.07%
2005	0.40%	252,932	14.969736	3,786,325	5.49%	1.54%
2004	0.40%	473,190	14.742883	6,976,185	5.59%	7.63%
2003	0.40%	105,483	13.697677	1,444,872	5.84%	32.26%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.40%	383,860	23.631757	9,071,286	1.50%	3.56%
2006	0.40%	767,354	22.819241	17,510,436	0.17%	20.59%
2005	0.40%	830,676	18.923254	15,719,093	0.60%	11.17%
2004	0.40%	1,033,530	17.022607	17,593,375	0.00%	13.39%
2003	0.40%	548,859	15.012271	8,239,620	0.00%	48.57%

T. Rowe Price Equity Income Portfolio – II
2007	0.40%	834,360	18.033915	15,046,777	1.51%	2.62%
2006	0.40%	1,391,756	17.574134	24,458,906	1.35%	18.18%
2005	0.40%	1,649,340	14.871262	24,527,767	1.39%	3.28%
2004	0.40%	1,661,986	14.398668	23,930,385	1.46%	14.16%
2003	0.40%	1,166,336	12.612824	14,710,791	1.80%	24.67%

T. Rowe Price Mid-Cap Growth Portfolio – II
2007	0.40%	34,870	23.360091	814,566	0.00%	16.75%
2006	0.40%	256,586	20.007898	5,133,747	0.00%	5.96%
2005	0.40%	453,782	18.882872	8,568,707	0.00%	13.98%
2004	0.40%	754,450	16.566668	12,498,723	0.00%	17.58%
2003	0.40%	513,748	14.089414	7,238,408	0.00%	37.54%

T. Rowe Price New America Growth Portfolio
2007	0.40%	536,034	13.607980	7,294,340	0.00%	13.32%
2006	0.40%	551,676	12.008095	6,624,578	0.04%	6.90%
2005	0.40%	584,706	11.232593	6,567,765	0.00%	4.06%
2004	0.40%	19,964	10.794628	215,504	0.00%	7.95	% 05/03/04

T. Rowe Price Personal Strategy Balanced Portfolio
2007	0.40%	340	10.847653	3,688	1.34%	7.18%

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2006	0.40%	90	10.406467	937	0.11%	8.77%
2005	0.40%	734	9.567773	7,023	0.00%	3.20%
2004	0.40%	21,434	9.270823	198,711	0.40%	5.79%
2003	0.40%	114,903	8.763701	1,006,976	0.11%	25.50%

Turner GVIT Growth Focus Fund – Class I
2003	0.40%	48,390	3.293722	159,383	0.00%	50.36%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2005	0.40%	596	17.488050	10,423	0.71%	31.47%
2004	0.40%	53,740	13.301843	714,841	0.53%	25.39%
2003	0.40%	69,877	10.608507	741,291	0.11%	53.57%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.40%	6,820	38.218809	260,652	0.11%	44.77%
2005	0.40%	52	21.290146	1,107	0.31%	51.07%
2004	0.40%	153,946	14.093195	2,169,591	0.31%	23.73%
2003	0.40%	111,979	11.413041	1,278,021	0.41%	44.50%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.40%	68,018	21.088867	1,434,423	7.13%	6.10%
2006	0.40%	81,282	19.875581	1,615,527	10.28%	10.37%
2005	0.40%	83,166	18.008789	1,497,719	7.14%	11.80%
2004	0.40%	122,976	16.107486	1,980,834	7.52%	9.62%
2003	0.40%	200,179	14.693571	2,941,344	0.00%	27.35%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.40%	44,500	$11.139857	$495,724	0.00%	22.17%
2006	0.40%	44,880	9.118070	409,219	0.00%	8.84%
2005	0.40%	49,068	8.377513	411,068	0.00%	17.10%
2004	0.40%	30,098	7.154160	215,326	0.00%	21.11%
2003	0.40%	142,586	5.907110	842,271	0.00%	41.20%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.40%	172,122	29.190018	5,024,244	1.11%	-17.40%
2006	0.40%	290,660	35.340571	10,272,090	1.07%	37.50%
2005	0.40%	377,610	25.703042	9,705,726	1.19%	16.59%
2004	0.40%	716,826	22.046498	15,803,503	1.61%	35.85%
2003	0.40%	698,195	16.228488	11,330,649	0.00%	36.96%

W&R Target Funds, Inc. – Growth Portfolio
2007	0.40%	24	15.342459	368	0.00%	25.31%
2006	0.40%	1,882	12.243877	23,043	0.00%	4.62%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.40%	2,396	12.430983	29,785	1.28%	-16.40%
2006	0.40%	2,546	14.870055	37,859	1.58%	29.57%

Wells Fargo AVT – Opportunity FundSM
2006	0.40%	126	13.289662	1,674	0.00%	11.77%
2005	0.40%	110,270	11.889981	1,311,108	0.00%	7.45%
2004	0.40%	898,190	11.065086	9,938,550	0.00%	17.75%
2003	0.40%	1,423,338	9.397220	13,375,420	0.08%	36.46%

Contract Owners’ Equity Total By Year
2007				$4,818,135,017

2006				$4,464,442,368

2005				$3,947,899,004

2004				$3,677,896,359

2003				$3,032,894,218

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
February 29, 2008

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2007	2006	2005
Revenues:
Policy charges	$1,208.3	$1,132.6	$1,055.1
Premiums	291.7	308.3	260.0
Net investment income	1,975.8	2,058.5	2,105.2
Net realized investment (losses) gains	(166.2)	7.1	10.6
Other income	7.5	0.2	2.2

Total revenues	3,317.1	3,506.7	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Benefits and claims	479.3	450.3	377.5
Policyholder dividends	24.5	25.6	33.1
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	70.0	65.5	66.3
Other operating expenses	529.5	536.8	538.3

Total benefits and expenses	2,734.4	2,858.6	2,812.5

Income from continuing operations before federal income tax expense	582.7	648.1	620.6
Federal income tax expense	128.5	28.7	95.8

Income from continuing operations	454.2	619.4	524.8
Cumulative effect of adoption of accounting principle, net of taxes	(6.0)	—	—

Net income	$448.2	$619.4	$524.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2007	2006
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $24,021.2 and $25,197.2)	$23,933.4	$25,275.4
Equity securities (cost $69.6 and $28.5)	72.9	34.4
Mortgage loans on real estate, net	7,615.4	8,202.2
Short-term investments, including amounts managed by a related party	959.1	1,722.0
Other investments	1,330.8	1,292.9

Total investments	33,911.6	36,526.9

Cash	1.3	0.5
Accrued investment income	314.3	323.6
Deferred policy acquisition costs	3,997.4	3,758.0
Other assets	1,638.9	2,001.5
Separate account assets	69,676.5	67,351.9

Total assets	$109,540.0	$109,962.4

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$31,998.4	$34,409.4
Short-term debt	285.3	75.2
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,642.6	2,980.2
Separate account liabilities	69,676.5	67,351.9

Total liabilities	105,302.8	105,516.7

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,049.5	4,138.8
Accumulated other comprehensive (loss) income	(90.5)	28.7

Total shareholder’s equity	4,237.2	4,445.7

Total liabilities and shareholder’s equity	$109,540.0	$109,962.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2004	$3.8	$274.4	$3,554.6	$393.8	$4,226.6
Dividends to NFS	—	—	(185.0)	—	(185.0)

Comprehensive income:
Net income	—	—	524.8	—	524.8
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.6

Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2
Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7
Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Net income	$448.2	$619.4	$524.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	166.2	(7.1)	(10.6)
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Capitalization of deferred policy acquisition costs	(612.6)	(569.6)	(460.5)
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Amortization and depreciation	22.3	46.6	65.6
Decrease (increase) in other assets	410.5	(298.0)	591.0
(Decrease) increase in policy and other liabilities	(230.3)	228.8	(511.4)
Other, net	8.5	0.1	(114.9)

Net cash provided by operating activities	1,843.9	1,800.6	1,881.3

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,379.8	5,128.6	4,198.5
Proceeds from sale of securities available-for-sale	4,657.5	2,267.3	2,619.7
Proceeds from repayments or sales of mortgage loans on real estate	2,467.7	2,430.8	2,854.6
Cost of securities available-for-sale acquired	(8,008.3)	(5,658.9)	(6,924.1)
Cost of mortgage loans on real estate originated or acquired	(1,887.0)	(2,180.4)	(2,524.9)
Net decrease (increase) in short-term investments	762.9	(125.4)	56.9
Collateral (paid) received - securities lending, net	(175.6)	(332.6)	36.6
Other, net	(68.6)	52.1	121.6

Net cash provided by investing activities	2,128.4	1,581.5	438.9

Cash flows from financing activities:
Net increase (decrease) in short-term debt	210.1	(167.1)	27.3
Cash dividends paid to NFS	(537.5)	(375.0)	(185.0)
Investment and universal life insurance product deposits	3,586.1	3,400.8	2,845.4
Investment and universal life insurance product withdrawals	(7,230.2)	(6,241.2)	(5,022.5)

Net cash used in financing activities	(3,971.5)	(3,382.5)	(2,334.8)

Net increase (decrease) in cash	0.8	(0.4)	(14.6)
Cash, beginning of period	0.5	0.9	15.5

Cash, end of period	$1.3	$0.5	$0.9

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2007 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers; and Mullin TBG Insurance Agency Services, LLC, a joint venture between NFS’ majority-owned subsidiary, TBG Insurance Services Corporation d/b/a TBG Financial, and MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

As of December 31, 2007 and 2006, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities,. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The company also utilized broker quotes in pricing securities or to validate modeled prices. As of December 31, 2007, 70% of the fair values of fixed maturity securities were obtained from independent pricing services, 17% from the Company’s pricing matrices and 13% from other sources compared to 71%, 20% and 9%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 2%, 24% and 33%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 26% and 33%, respectively, as of December 31, 2006.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC are subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b) to the audited consolidated financial statements included in the F pages of this report.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of current year assumption changes.

At the end of the second quarter of 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends. Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses. Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in the second quarter of 2007, the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity and bank-owned life insurance products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature results in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, existing DAC and other related balances were eliminated resulting in a $135.0 million pre-tax charge.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 6% in 2007 (8% in 2006 and 10% in 2005) of the Company’s life insurance in force, 48% of the number of life insurance policies in force in 2007 (50% in 2006 and 52% in 2005) and 7% of life insurance statutory premiums in 2007 (5% in 2006 and 5% in 2005). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(k) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its condensed consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006	2005
Other operating expenses	$2.8	$5.0	$(0.5)
Net income	(1.9)	(3.1)	0.3
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(3)	Recently Issued Accounting Standards
In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company currently is evaluating the impact of adopting SFAS 141R.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments. Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2007		2006
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,615.4	$7,659.9	$8,202.2	$8,060.7
Policy loans	687.9	687.9	639.2	639.2

Liabilities
Investment contracts	(24,671.0)	(23,084.7)	(27,124.7)	(25,455.2)
Short-term debt	(285.3)	(285.3)	(75.2)	(75.2)
Long-term debt, payable to NFS	(700.0)	(751.3)	(700.0)	(809.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2007 and 2006, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2007. As of December 31, 2007 and 2006, the Company’s net amount at risk was $519.9 million and $562.4 million before reinsurance, respectively, and $317.2 million and $193.0 million net of reinsurance, respectively. As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $47.4 million and $29.3 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2007 and 2006, the net balance of the embedded derivatives for living benefits was a liability of $91.9 million and an asset of $23.7 million, respectively.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $2.4 million, a net gain of $2.9 million and a net gain of $4.1 million, respectively, were recognized in net realized investment gains and losses. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $1.4 million, a net loss of $1.5 million and a net gain of $3.1 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2007, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included net losses of $12.4 million, $0.5 million and $9.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included net losses of $51.8 million (recorded as a $41.7 million net realized loss, net investment income of $2.6 million and annuity expense of $12.7 million) and $11.4 million (recorded as net investment income of $10.7 million and annuity expense of $22.1 million) for the years ended December 31, 2007 and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2007, 2006 and 2005, net losses of $0.5 million, $10.6 million and $80.7 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded in net realized investment gains and losses to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2007 compared to $14.1 million and $78.3 million during the years ended December 31, 2006 and 2005, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,692.9	$1,930.5
Pay variable/receive fixed rate swaps hedging investments	21.0	60.4
Pay fixed/receive variable rate swaps hedging liabilities	1,120.7	1,048.8
Pay variable/receive fixed rate swaps hedging liabilities	343.1	—
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	375.5	452.9
Hedging foreign currency denominated liabilities	1,144.1	1,137.1
Credit default swaps	300.3	376.8
Other non-hedging instruments	518.1	101.8
Equity option contracts	2,361.8	1,640.7
Interest rate futures contracts	371.3	214.2

Total	$8,248.8	$6,963.2

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
Agencies not backed by the full faith and credit of the U. S. Government	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,389.8	$1,392.5
Due after one year through five years	6,267.3	6,375.0
Due after five years through ten years	3,732.8	3,758.7
Due after ten years	3,140.3	3,126.3

Subtotal	14,530.2	14,652.5
Mortgage-backed securities	5,855.9	5,788.8
Asset-backed securities	3,635.1	3,492.1

Total	$24,021.2	$23,933.4

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2007	2006
Net unrealized (losses) gains, before adjustments and taxes	$(84.5)	$84.1
Adjustment to DAC	87.1	83.3
Adjustment to future policy benefits and claims	(77.7)	(83.1)
Deferred federal income tax benefit (expense)	26.1	(29.5)

Net unrealized (losses) gains	$(49.0)	$54.8

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005
Fixed maturity securities	$(166.0)	$(161.0)	$(704.1)
Equity securities	(2.6)	(1.1)	(3.4)

Net decrease	$(168.6)	$(162.1)	$(707.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
Agencies not backed by the full faith and credit of the U.S. Government	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of gross unrealized losses		53%		47%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $231.3 million, or 47% of the Company’s total unrealized losses. Of this total, $209.3 million, or 90%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to corporate securities and asset-backed securities (ABSs). These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 69% of the Company’s corporate securities in unrealized loss positions, or $150.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade corporate securities, 57%, or $84.9 million, have been in an unrealized loss position for more than one year, but 87% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s corporate securities in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $174.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade ABSs, 72%, or $126.9 million, have been in an unrealized loss position for less than one year, but 33% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 57% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total

99.9% - 95.0%	$55.2	$93.5	$148.7	$13.1	$5.2	$18.3	$68.3	$98.7	$167.0
94.9% - 90.0%	49.9	84.6	134.5	13.2	4.4	17.6	63.1	89.0	152.1
89.9% - 85.0%	34.6	19.2	53.8	3.1	6.3	9.4	37.7	25.5	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.9	5.8	20.7	75.4	11.6	87.0

Total	$216.5	$209.3	$425.8	$47.3	$21.9	$69.2	$263.8	$231.2	$495.0

As noted in the table above, as of December 31, 2007, 64% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 86% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$16,765.5	$16,662.7	$17,433.9	$17,426.3
2	Baa	5,730.3	5,784.3	6,117.2	6,175.8
3	Ba	1,101.6	1,078.3	1,024.8	1,033.6
4	B	325.0	316.8	590.4	596.6
5	Caa and lower	60.2	52.7	12.6	20.3
6	In or near default	38.6	38.6	18.3	22.8

	Total	$24,021.2	$23,933.4	$25,197.2	$25,275.4

[1]	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,199.5 and $1,953.6, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $755.7 and $707.1, respectively. As of December 31, 2007, 100.0% and 91.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 56.5% and 70.9% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $4.65 billion, $2.27 billion and $2.62 billion, respectively. During 2007, gross gains of $70.0 million ($61.6 million and $71.9 million in 2006 and 2005, respectively) and gross losses of $70.2 million ($64.1 million and $22.6 million in 2006 and 2005, respectively) were realized on those sales.

Real estate held for use was $17.8 million and $38.8 million as of December 31, 2007 and 2006, respectively. These assets are carried at cost less accumulated depreciation, which was $3.6 million and $15.1 million as of December 31, 2007 and 2006, respectively. There was no real estate held for sale as of December 31, 2007 compared to real estate held for sale with a carrying value of $16.0 million as of December 31, 2006.

The carrying value of commercial mortgage loans on real estate considered to be impaired was $7.4 million as of December 31, 2007 ($17.5 million as of December 31, 2006), for which the related valuation allowance was $3.0 million ($12.3 million as of December 31, 2006). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. During 2007, the average carrying value of impaired mortgage loans on real estate was $3.7 million ($3.5 million in 2006). Interest income on those loans, which is recognized on a cash basis, was $0.4 million in 2007 ($1.9 million in 2006).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2007	2006	2005
Allowance, beginning of period	$34.3	$31.1	$33.3
Net (reductions) additions to allowance	(11.2)	3.2	(2.2)

Allowance, end of period	$23.1	$34.3	$31.1

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2007	2006	2005
Total realized gains on sales, net of hedging losses	$65.4	$88.8	$75.6
Total realized losses on sales, net of hedging gains	(79.9)	(64.8)	(22.9)
Total other-than-temporary and other investment impairments	(116.4)	(17.1)	(36.8)
Credit default swaps	(7.5)	(1.1)	(7.5)
Periodic net coupon settlements on non-qualifying derivatives	1.7	1.9	1.1
Other derivatives	(29.5)	(0.6)	1.1

Net realized investment (losses) gains	$(166.2)	$7.1	$10.6

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$1,370.5	$1,419.2	$1,466.2
Equity securities	4.0	2.6	2.4
Mortgage loans on real estate	512.6	535.4	577.3
Short-term investments	28.7	47.3	18.8
Other	124.3	120.9	97.8

Gross investment income	2,040.1	2,125.4	2,162.5
Less investment expenses	64.3	66.9	57.3

Net investment income	$1,975.8	$2,058.5	$2,105.2

Fixed maturity securities with an amortized cost of $8.3 million and $8.1 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007 and 2006, the Company had received $551.9 million and $802.3 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $541.2 million and $778.6 million, respectively.

As of December 31, 2007 and 2006, the Company had received $245.4 million and $171.0 million, respectively, of cash for derivative collateral. The Company also held $18.5 million and $12.8 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $18.8 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,082.6	$18.7	62	$9,231.4	$33.9	60
Reset	17,915.0	61.1	64	17,587.0	47.5	63
Ratchet	15,789.2	132.2	66	13,481.0	30.3	66
Rollup	467.0	8.4	71	538.4	11.3	70
Combo	2,555.5	47.0	68	2,588.7	28.9	68

Subtotal	45,809.3	267.4	66	43,426.5	151.9	65
Earnings enhancement	519.2	49.8	62	477.8	41.1	61

Total - GMDB	$46,328.5	$317.2	65	$43,904.3	$193.0	64

GMAB[2]:
5 Year	$2,985.6	$4.6	N/A	$2,131.1	$0.1	N/A
7 Year	2,644.1	6.2	N/A	1,865.7	0.1	N/A
10 Year	927.3	1.3	N/A	784.0	—	N/A

Total - GMAB	$6,557.0	$12.1	N/A	$4,780.8	$0.2	N/A

GMIB[3]:
Ratchet	$425.2	$—	N/A	$450.6	$—	N/A
Rollup	1,119.9	—	N/A	1,187.1	—	N/A
Combo	0.3	—	N/A	0.5	—	N/A

Total - GMIB	$1,545.4	$—	N/A	1,638.2	$—	N/A

GLWB:
L.inc	$2,865.8	$—	N/A	$993.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.77 billion and $2.95 billion as of December 31, 2007 and 2006, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006
Mutual funds:
Bond	$5,143.6	$4,467.3
Domestic equity	31,217.7	29,808.4
International equity	3,987.3	3,420.5

Total mutual funds	40,348.6	37,696.2
Money market funds	1,728.2	1,414.4

Total	$42,076.8	$39,110.6

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2007	2006
$800.0 million commercial paper program	$199.7	$—
$350.0 million securities lending program facility	85.6	75.2

Total short-term debt	$285.3	$75.2

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2007, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2007 and 2006. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $199.7 million of commercial paper outstanding at December 31, 2007 at a weighted average interest rate of 4.39% and no commercial paper outstanding at December 31, 2006.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (4.60% and 5.32% as of December 31, 2007 and 2006, respectively). NLIC had $85.6 million and $75.2 million outstanding under this agreement as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $15.0 million, $11.7 million and $11.5 million in 2007, 2006 and 2005, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2007	2006
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2007, 2006 and 2005. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006
Deferred tax assets:
Future policy benefits	$622.0	$607.8
Other	213.2	138.6

Gross deferred tax assets	835.2	746.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	828.2	739.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,112.6	1,022.2
Other	130.8	173.9

Gross deferred tax liabilities	1,243.4	1,196.1

Net deferred tax liability	$415.2	$456.7

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2007, 2006 and 2005.

The Company’s current federal income tax asset was $12.7 million and $12.6 million as of December 31, 2007 and 2006, respectively.

Total federal income taxes paid (refunded) were $99.1 million, $(4.3) million and $182.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 14 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005
Current	$106.5	$(61.8)	$90.6
Deferred	22.0	90.5	5.2

Federal income tax expense	$128.5	$28.7	$95.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$204.0	35.0	$226.8	35.0	$217.2	35.0
DRD	(61.0)	(10.5)	(67.5)	(10.4)	(107.5)	(17.3)
Reserve release	—	—	(110.9)	(17.1)	—	—
Other, net	(14.5)	(2.4)	(19.7)	(3.1)	(13.9)	(2.3)

Total	$128.5	22.1	$28.7	4.4	$95.8	15.4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2007, NLIC paid dividends of $537.5 million to NFS, including a $242.5 million extraordinary dividend paid after obtaining approval from the ODI. NLIC’s statutory capital and surplus as of December 31, 2007 was $2.50 billion, and statutory net income for 2007 was $309.0 million. As of January 1, 2008, NLIC could not pay dividends to NFS without obtaining prior approval. As of April 2008, NLIC will be able to pay dividends to NFS totaling $246.5 million upon providing prior notice to the ODI. On February 20, 2008, NLIC declared a dividend of $246.5 million payable to NFS in April 2008. NLIC will provide notice to the ODI before paying this dividend to NFS.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2007	2006	2005
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(276.3)	$(171.3)	$(687.2)
Net adjustment to deferred policy acquisition costs	3.8	40.9	187.0
Net adjustment to future policy benefits and claims	5.4	21.5	17.0
Related federal income tax benefit	93.3	38.1	169.1

Net unrealized losses	(173.8)	(70.8)	(314.1)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	107.7	9.2	(20.3)
Related federal income tax (benefit) expense	(37.7)	(3.2)	7.1

Net reclassification adjustment	70.0	6.0	(13.2)

Other comprehensive loss on securities available-for-sale	(103.8)	(64.8)	(327.3)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(17.2)	(0.2)	41.7
Related federal income tax benefit (expense)	6.0	0.1	(14.6)

Other comprehensive (loss) income on cash flow hedges	(11.2)	(0.1)	27.1

Other net unrealized losses	(4.2)	—	—

Total other comprehensive loss	$(119.2)	$(64.9)	$(300.2)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $13.5 million, $19.9 million and $16.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2007, 2006 and 2005.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $7.3 million, $6.6 million and $6.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $285.6 million, $261.7 million and $274.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.90 billion and $5.48 billion as of December 31, 2007 and 2006, respectively. Total revenues from these contracts were $130.8 million, $133.4 million and $136.2 million for the years ended December 31, 2007, 2006 and 2005, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109.7 million, $110.7 million and $107.3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $23.0 million, $19.3 million and $18.7 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2007, 2006 and 2005 were $317.6 million, $430.8 million and $429.5 million, respectively, while benefits, claims and expenses ceded during these years were $348.1 million, $470.4 million and $398.8 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $21.41 billion and $18.26 billion, respectively. For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $76.9 million, $64.4 million and $51.6 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $20.1 million, $28.3 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $178.2 million, $191.5 million and $55.3 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $368.2 million and $601.3 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2007, 2006 and 2005 were $59.5 million, $58.1 million and $59.0 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $9.4 million, $6.9 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(15.3) million and $45.0 million for the years ended December 31, 2006 and 2005, respectively. These payments related to tax years prior to deconsolidation.

In 2007, 2006 and 2005, NLIC paid dividends to NFS totaling $537.5 million, $375.0 million and $185.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 20, 2007, NLIC and NRS were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period. The class period is the date from which NLIC and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided. The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement. The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled. On January 9, 2008, NLIC and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, NLIC and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. The motions have been fully briefed. NLIC and NRS intend to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, NLIC filed a motion to dismiss. The motion has been fully briefed. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On October 25, 2007, NFS, NLIC and NRS filed their opposition to the plaintiff’s motion. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment. The court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48. See Note 3 for a summary of the provisions of FIN 48. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(15)	Guarantees
Since 2001, the Company has sold $677.2 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2007, the Company held guarantee reserves totaling $6.0 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.28 billion. The Company does not anticipate making any payments related to these guarantees.

As of December 31, 2007, the Company held stabilization reserves of $1.6 million as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(16)	Variable Interest Entities
As of December 31, 2007 and 2006, the Company had relationships with 19 and 18 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. Each VIE is a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $465.7 million and $445.5 million as of December 31, 2007 and 2006, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2007	2006
Other long-term investments	$434.1	$432.5
Short-term investments	31.9	33.7
Other assets	38.1	37.8
Other liabilities	(38.4)	(58.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2007 and 2006 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $201.3 million and $68.9 million as of December 31, 2007 and 2006, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses[1]	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses[1]	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains[1]	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Non-operating net realized investment gains[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	557.7	444.8	182.4	146.1	1,331.0
Benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.3	538.3

Total benefits and expenses	1,229.0	673.8	681.0	228.7	2,812.5

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.7	$620.6

Less: non-operating net realized investment gains[1]	—	—	—	(9.5)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$81.2

Assets as of year end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$124.7	$124.7
Agencies not backed by the full faith and credit of the U.S. Government	406.1	467.3	467.3
Obligations of states and political subdivisions	245.3	244.2	244.2
Foreign governments	40.0	42.4	42.4
Public utilities	1,345.3	1,358.8	1,358.8
All other corporate	21,873.7	21,696.0	21,696.0

Total fixed maturity securities available-for-sale	24,021.2	23,933.4	23,933.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	15.5	18.5	18.5
Industrial, miscellaneous and all other	2.3	1.6	1.6
Nonredeemable preferred stocks	51.8	52.8	52.8

Total equity securities available-for-sale	69.6	72.9	72.9

Mortgage loans on real estate, net	7,619.2		7,615.4	[1]
Real estate, net:
Investment properties	11.1		8.6	[2]
Acquired in satisfaction of debt	10.4		9.2	[2]

Total real estate, net	21.5		17.8

Policy loans	687.9		687.9
Other long-term investments	625.1		625.1
Short-term investments, including amounts managed by a related party	965.4		959.1	[3]

Total investments	$34,009.9		$33,911.6

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2007
Individual Investments	$609.1	$653.9	$287.1	191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	81.6

Total	$2,105.2	$1,741.6	$466.3	$604.6

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance [1]	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 26.                 Exhibits

(a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-31725) and hereby incorporated by reference.

(b)	Not Applicable

(c)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the Post-Effective Amendment No. 1 to the registration statement (333-66572) and hereby incorporated by reference.

(d)	The form of the contract – Filed previously with initial registration statement (333-94037) and hereby incorporated by reference.

(e)	The form of the contract application – Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-94037) and hereby incorporated by reference.

(f)	Articles of Incorporation of Depositor – Filed previously with initial registration statement (333-94037) and hereby incorporated by reference.

(g)	Reinsurance Contracts -Filed previously with registration statement (333-46338) and hereby incorporated by reference.

(h)	Participation Agreements - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

(i)	Not Applicable

(j)	Not Applicable

(k)	Opinion of Counsel – Filed previously with initial registration statement (333-52617) and hereby incorporated by reference.

(l)	Not Applicable

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(o)	Not Applicable

(p)	Not Applicable

(q)	Redeemability Exemption Procedures - Filed previously with registration statement (333-140608) on July 17, 2007 under document “redeemexempt.htm” and hereby incorporated by reference.

(99)	Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
Gates, McDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a reinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore Riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NCC OF AMERICA, LTD. (INACTIVE)
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
NATIONWIDE GENERAL INSURANCE COMPANY
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
NATIONWIDE INSURANCE COMPANY OF FLORIDA
NATIONWIDE LLOYDS
A TEXAS LLOYDS
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
SCOTTSDALE INDEMNITY COMPANY
SCOTTSDALE INSURANCE COMPANY (SIC)
AMERICAN MARINE UNDERWRITERS, INC.
INSURANCE INTERMEDIARIES, INC. (II)
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
LONE STAR GENERAL AGENCY, INC.
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
NATIONWIDE INTERNATIONAL UNDERWRITERS
NATIONWIDE ARENA LLC
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
NATIONWIDE PRIVATE EQUITY FUND, LLC
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NATIONWIDE REALTY INVESTORS, LTD
NATIONWIDE SERVICES FOR YOU, LLC
NATIONWIDE ASSET MANAGEMENT, LLC
NATIONWIDE CASH MANAGEMENT COMPANY
NATIONWIDE MANAGEMENT SYSTEMS, INC.
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AMCO INSURANCE COMPANY (AMCO)
ALLIED GENERAL AGENCY COMPANY
ALLIED TEXAS AGENCY, INC.
CALFARM INSURANCE AGENCY
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
NATIONWIDE INSURANCE COMPANY OF AMERICA
PREMIER AGENCY, INC.
NATIONWIDE DOCUMENT SOLUTIONS, INC.
NATIONWIDE SALES SOLUTIONS, INC.
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 29.	Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide’s Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party, or is threatened to be made a party to:

•	any threatened, pending or completed civil action, suit or proceeding;

•	any threatened, pending or completed criminal action, suit or proceeding;

•	any threatened, pending or completed administrative action or proceeding;

•	any threatened, pending or completed investigative action or proceeding;

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act.  Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court’s determination if, in the opinion of Nationwide’s counsel, the matter has been settled by controlling precedent.

Item 30.	Principal Underwriter

(a)	Nationwide Investment Services Corporation serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Senior Vice President and Secretary	Thomas E. Barnes
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of April 2008.

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 24th day of April 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact